                                           Registration Statement No. 333-00165
                                                                      811-07487

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 6

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 6

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
            --------------------------------------------------------
                           (Exact name of Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                         -------------------------------
                               (Name of Depositor)

                  ONE TOWER SQUARE, HARTFORD, CONNECTICUT 06183
                  ---------------------------------------------
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 277-0111
                                                           --------------

                                ERNEST J. WRIGHT
                          Vice President and Secretary
                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183
                     (Name and Address of Agent for Service)



Approximate Date of Proposed Public Offering:
                                              --------------------------


It is proposed that this filing will become effective (check appropriate box):

        immediately upon filing pursuant to paragraph (b) of Rule 485.
-----
  X     on May 1, 2001 pursuant to paragraph (b) of Rule 485.
-----
        60 days after filing pursuant to paragraph (a)(1) of Rule 485.
-----
        on ___________ pursuant to paragraph (a)(1) of Rule 485.
-----

If appropriate, check the following box:

____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      Information Required in a Prospectus

                                   GOLD TRACK

                                   PROSPECTUS

This prospectus describes Gold Track , a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company", "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund                      TRAVELERS SERIES FUND INC.
Dreyfus Stock Index Fund                       AIM Capital Appreciation Portfolio
High Yield Bond Trust                          Alliance Growth Portfolio
Managed Assets Trust                           MFS Total Return Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.             Putnam Diversified Income Portfolio
  AIM V.I. Value Fund                          Smith Barney High Income Portfolio
CITISTREET FUNDS, INC.(1)                      Smith Barney International All Cap Growth Portfolio(6)
  CitiStreet Diversified Bond Fund(2)          Smith Barney Large Capitalization Growth Portfolio
  CitiStreet International Stock Fund(3)       Smith Barney Large Cap Value Portfolio
  CitiStreet Large Company Stock Fund(4)       Smith Barney Money Market Portfolio
  CitiStreet Small Company Stock Fund(5)       THE TRAVELERS SERIES TRUST
CREDIT SUISSE WARBURG PINCUS TRUST             Convertible Bond Portfolio
  Emerging Markets Portfolio                   Disciplined Mid Cap Stock Portfolio
DELAWARE GROUP PREMIUM FUND, INC.              MFS Emerging Growth Portfolio
  REIT Series                                  MFS Mid Cap Growth Portfolio
DREYFUS VARIABLE INVESTMENT FUND               MFS Research Portfolio
  Appreciation Portfolio -- Initial Class      Social Awareness Stock Portfolio
  Small Cap Portfolio -- Initial Class         Travelers Quality Bond Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS U.S. Government Securities Portfolio
TRUST                                          Utilities Portfolio
  Templeton Asset Strategy Fund (Class 1)      VAN KAMPEN LIFE INVESTMENT TRUST
  Templeton Growth Securities Fund (Class 1)   Emerging Growth Portfolio Class II Shares
JANUS ASPEN SERIES                             Enterprise Portfolio Class II Shares
  Aggressive Growth Portfolio -- Service       VARIABLE INSURANCE PRODUCTS FUND (FIDELITY)
Shares                                         Equity Income Portfolio -- Initial Class
  Balanced Portfolio -- Service Shares         Growth Portfolio -- Initial Class
  Worldwide Growth Portfolio -- Service Shares High Income Portfolio -- Initial Class
PIMCO VARIABLE INSURANCE TRUST                 VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Total Return Bond Portfolio                  Asset Manager Portfolio -- Initial Class
PUTNAM VARIABLE TRUST                          Contrafund Portfolio -- Service Class 2
  Putnam VT International Growth Fund --       VARIABLE INSURANCE PRODUCTS FUND III (FIDELITY)
  Class IB Shares                              Dynamic Capital Appreciation Portfolio -- Service   Class 2
  Putnam VT Small Cap Value Fund -- Class IB   Mid Cap Portfolio -- Service Class 2
  Shares
  Putnam VT Voyager II Fund -- Class IB Shares
SALOMON BROTHERS VARIABLE SERIES FUND, INC.
  Capital Fund
  Investors Fund
  Small Cap Growth Fund
---------------
(1) Formerly American Odyssey Funds, Inc.      (4) Formerly Core Equity Fund
(2) Formerly Long-Term Bond Fund               (5) Formerly Emerging Opportunities Fund
(3) Formerly International Equity Fund         (6) Formerly Smith Barney International Equity Portfolio

THE FIXED ACCOUNT IS DESCRIBED IN A SEPARATE PROSPECTUS. THE CONTRACT, CERTAIN CONTRACT FEATURES AND/OR SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS ,MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus sets forth the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC's website
(http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED: MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms.....................      2
Summary....................................      3
Fee Table..................................      6
Condensed Financial Information............     14
The Variable Annuity Contract..............     14
  Contract Owner Inquiries.................     14
  Allocated Contracts......................     14
  Unallocated Contracts....................     14
  Purchase Payments........................     14
  Accumulation Units.......................     15
  The Variable Funding Options.............     15
Charges and Deductions.....................     21
  General..................................     21
  Withdrawal Charge........................     21
  Free Withdrawal Allowance................     22
  Mortality and Expense Risk Charge........     23
  Variable Funding Option Expenses.........     23
  Premium Tax..............................     23
  Changes in Taxes Based upon Premium or
    Value..................................     23
  Administrative Charge....................     23
  TPA Administrative Charges...............     24
Transfers..................................     24
  Dollar Cost Averaging....................     24
  Asset Allocation Advice..................     25
Access to Your Money.......................     25
  Systematic Withdrawals...................     25
Ownership Provisions.......................     26
  Types of Ownership.......................     26
  Contract Owner...........................     26
  Beneficiary..............................     26
  Annuitant................................     26
Death Benefit..............................     26
  Death Benefit Proceeds Prior to Maturity
    Date...................................     27
  Payment of Proceeds......................     27
  Death Proceeds After the Maturity Date...     27
The Annuity Period.........................     28
  Elections of Options at Maturity.........     28
  Allocation of Cash Value During the
    Annuity Period.........................     29
  Variable Annuity.........................     29
  Fixed Annuity............................     29
  Retired Life Certificate.................     29
  Annuity Options..........................     30
Miscellaneous Contract Provisions..........     30
  Right to Return..........................     30
  Termination of Allocated Contracts.......     31
  Contract Exchanges.......................     31
  Suspension of Payments...................     32
The Separate Account.......................     32
  Performance Information..................     32
  Standardized Method......................     33
  Nonstandardized Method...................     33
  General..................................     33
Federal Tax Considerations.................     33
  General Taxation of Annuities............     33
  Tax-Free Exchanges.......................     33
  Types of Contracts: Qualified or
    Nonqualified...........................     34
  Nonqualified Annuity Contracts...........     34
  Qualified Annuity Contracts..............     34
  Penalty Tax for Premature
    Distributions..........................     35
  Diversification Requirements for Variable
    Annuities..............................     35
  Ownership of the Investments.............     35
  Mandatory Distributions for Qualified
    Plans..................................     35
  Taxation of Death Benefit Proceeds.......     35
Other Information..........................     36
  The Insurance Company....................     36
  Distribution of Variable Annuity
    Contracts..............................     36
  Conformity with State and Federal Laws...     36
  Voting Rights............................     36
  Contract Modification....................     36
  Legal Proceedings and Opinions...........     36
APPENDIX A: CONDENSED FINANCIAL
  INFORMATION: Separate Account QP.........    A-1
APPENDIX B: CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION...................    B-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Period........................   15
Accumulation Unit..........................   15
Annuitant..................................   26
Annuity Payments...........................   28
Annuity Unit...............................   15
Cash Surrender Value.......................   25
Cash Value.................................   25
Certificate................................   14
Contract Date..............................   14
Contract Owner (You, Your).................   26
Contract Year..............................   14
Fixed Account..............................   14
Funding Option(s)..........................   15
Joint Owners...............................   26
Maturity Date..............................   28
Participant................................   14
Purchase Payment...........................   14
Underlying Funds...........................   15
Written Request............................   14

                                    SUMMARY:
                          TRAVELERS GOLD TRACK ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred bases and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred bases and are taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options.

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). The Contract may also be issued for nonqualified and unfunded deferred compensation plans which do not qualify for special treatment under the Code. Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits or other non-tax related benefits.

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

WHO IS THE CONTRACT ISSUED TO? If a group allocated contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the group participant for allocated contracts, and owner for unallocated contracts. Where we refer to your Contract, we are referring to a group allocated contract or individual certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value plus any contract charges you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk on the purchase payments allocated to a variable funding option during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value will be determined as of the close of business on the day we receive a written request for a refund. There is no right to return period for unallocated contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. Please refer to your Contract for restrictions on transfers to and from the Fixed Account.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. For each allocated Contract, we may deduct a semiannual administrative charge of $15. A maximum sub-account administrative charge of .10% annually will be charged in addition to or instead of the semiannual administrative charge, depending upon the terms of your allocated contract. The maximum annual insurance charge is 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management and other expenses.

If you withdraw amounts from the Contract, a deferred sales charge or surrender charge may apply. The amount of the charge depends on a number of factors, including the length of time the Contract has been in force. If you withdraw all amounts under the Contract, or if you begin receiving annuity payments, we may be required by your state to deduct a premium tax.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. We calculate the death benefit as of the close of the business day on which the Home Office receives due proof of death.

Any amount paid will be reduced by any applicable premium tax, outstanding loans or surrenders not previously deducted. Certain states may have varying age requirements. Please refer to the Death Benefit section of the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CitiStreet"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet's CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

        - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                   FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

 TRANSACTION EXPENSES

-------------------------------------------------------------------------------------
                                                      YEARS SINCE
                                                   PURCHASE PAYMENT
CONTINGENT DEFERRED SALES CHARGE                         MADE              PERCENTAGE
-------------------------------------------------------------------------------------
As a percentage of purchase payments                      0-5                  5%
                                                            6+                 0%
OR

-------------------------------------------------------------------------------------
                SURRENDER CHARGE                       CONTRACT YEAR       PERCENTAGE
-------------------------------------------------------------------------------------
As a percentage of amount surrendered                       1-2                5%
                                                            3-4                4%
                                                            5-6                3%
                                                            7-8                2%
                                                              9+               0%

 ANNUAL SEPARATE ACCOUNT CHARGES

(As a percentage of average daily net assets of the Separate
  Account)

Mortality and Expense Risk Fees                               1.20%

 OTHER ANNUAL CHARGES

Semiannual Contract Administrative Charge (allocated
  contracts only)                                            $ 15
AND/OR
Funding Option Administrative Charge                         0.10%
(As a percentage of amounts allocated to the variable
funding options under allocated contracts)

 FUNDING OPTION EXPENSES
(as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted.)
--------------------------------------------------------------------------------

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund......................       0.81%                    0.02%            0.83%
Dreyfus Stock Index Fund --....................       0.25%                    0.01%            0.26%
High Yield Bond Trust..........................       0.56%                    0.27%            0.83%
Managed Assets Trust...........................       0.56%                    0.03%            0.59%
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund........................       0.61%                    0.23%            0.84%
CITISTREET FUNDS, INC.
    CitiStreet Diversified Bond Fund...........       0.49%                    0.13%            0.62%
    CitiStreet International Stock Fund........       0.58%                    0.17%            0.75%
    CitiStreet Large Company Stock Fund........       0.55%                    0.13%            0.68%
    CitiStreet Small Company Stock Fund........       0.66%                    0.18%            0.84%
CITISTREET FUNDS, INC.**
    CitiStreet Diversified Bond Fund...........       0.49%                    1.38%            1.87%
    CitiStreet International Stock Fund........       0.58%                    1.42%            2.00%
    CitiStreet Large Company Stock Fund........       0.55%                    1.38%            1.93%
    CitiStreet Small Company Stock Fund........       0.66%                    1.43%            2.09%
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio.................       1.09%                    0.31%            1.40%(1)
DELAWARE GROUP PREMIUM FUND
    REIT Series................................       0.57%                    0.28%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Shares...       0.75%                    0.03%            0.78%(3)
    Small Cap Portfolio -- Initial Shares......       0.75%                    0.03%            0.78%(3)
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Templeton Asset Strategy Fund -- Class I...       0.60%                    0.21%            0.81%
    Templeton Global Income Securities Fund --
      Class I+.................................       0.63%                    0.09%            0.72%(4)
    Templeton Growth Securities Fund -- Class
      I........................................       0.81%                    0.07%            0.88%(4)
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.02%            0.92%
    Balanced Portfolio -- Service Shares*......       0.65%       0.25%        0.02%            0.92%
    Worldwide Growth Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.05%            0.95%
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio................       0.25%                    0.40%            0.65%(5)
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares*.........................       0.76%       0.25%        0.18%            1.19%
    Putnam VT Small Cap Value Fund -- Class IB
      Shares*..................................       0.80%       0.25%        0.30%            1.35%
    Putnam VT Voyager II Fund -- Class IB
      Shares*..................................       0.70%       0.25%        0.30%            1.25%(6)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................       0.58%                    0.42%            1.00%(7)
    Investors Fund.............................       0.70%                    0.21%            0.91%
    Small Cap Growth Fund......................       0.00%                    1.50%            1.50%(7)

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES      EXPENSES
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.................       0.66%                    0.14%            0.80%(8)
    Disciplined Mid Cap Stock Portfolio........       0.76%                    0.12%            0.88%
    Disciplined Small Cap Stock Portfolio+.....       0.86%                    0.14%            1.00%(8)
    MFS Emerging Growth Portfolio..............       0.81%                    0.05%            0.86%
    MFS Mid Cap Growth Portfolio...............       0.86%                    0.04%            0.90%
    MFS Research Portfolio.....................       0.86%                    0.06%            0.92%
    Social Awareness Stock Portfolio...........       0.71%                    0.04%            0.75%
    Strategic Stock Portfolio+.................       0.66%                    0.24%            0.90%(8)
    Travelers Quality Bond Portfolio...........       0.38%                    0.11%            0.49%
    U.S. Government Securities Portfolio.......       0.39%                    0.09%            0.48%
    Utilities Portfolio........................       0.71%                    0.18%            0.89%
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.........       0.80%                    0.03%            0.83%(9)
    Alliance Growth Portfolio..................       0.80%                    0.01%            0.81%(9)
    MFS Total Return Portfolio.................       0.80%                    0.04%            0.84%(9)
    Putnam Diversified Income Portfolio........       0.75%                    0.12%            0.87%(9)
    Smith Barney High Income Portfolio.........       0.60%                    0.06%            0.66%(9)
    Smith Barney International All Cap Growth
      Portfolio................................       0.90%                    0.08%            0.98%(9)
    Smith Barney Large Cap Value Portfolio.....       0.65%                    0.01%            0.66%(9)
    Smith Barney Large Capitalization Growth
      Portfolio................................       0.75%                    0.02%            0.77%(9)
    Smith Barney Money Market Portfolio........       0.50%                    0.03%            0.53%(9)
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio Class II
      Shares*..................................       0.70%       0.25%        0.05%            1.00%
    Enterprise Portfolio Class II Shares*......       0.50%       0.25%        0.10%            0.85%
VARIABLE INSURANCE PRODUCTS FUND
    Equity -- Income Portfolio -- Initial
      Class....................................       0.48%                    0.08%            0.56%(10)
    Growth Portfolio - Initial Class...........       0.57%                    0.08%            0.65%(10)
    High Income Portfolio -- Initial Class.....       0.58%                    0.10%            0.68%
VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio -- Initial Class...       0.53%                    0.08%            0.61%
    Contrafund(R) Portfolio -- Service Class
      2*.......................................       0.57%       0.25%        0.10%            0.92%(10)
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio --
      Service Class 2*.........................       0.57%       0.25%        0.61%            1.43%(11)
    Mid Cap Portfolio -- Service Class 2*......       0.57%       0.25%        0.17%            0.99%(10)

  * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer, other service provider).

 ** Includes CHART asset allocation fee of 1.25%.

 +  No longer available to new contract owners.

  (1) Fee waivers, expense reimbursements, or expense credits reduced expenses for the EMERGING MARKETS PORTFOLIO during 2000, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.42% and 1.67%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2000, net of any fee waivers or expense reimbursements.

  (2) The Adviser for the REIT SERIES is Delaware Management Company ("DMC"). Effective through April 30, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses would have been 1.03%.

  (3) Total Annual Operating Expenses for the SMALL CAP PORTFOLIO -- INITIAL SHARES and the APPRECIATION PORTFOLIO -- INITIAL SHARES do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31,2000. Actual expenses in future years may be higher or lower than the fees given.

  (4) The Fund administration fee is paid indirectly through the Management Fee for TEMPLETON GLOBAL INCOME SECURITIES FUND -- CLASS I and the TEMPLETON GROWTH SECURITIES FUND -- CLASS I.

  (5) "Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND PORTFOLIO. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

  (6) The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

  (7) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been as follows: 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND and 0.75%, 1.77%, and 2.52%, respectively for the SMALL CAP GROWTH FUND.

  (8) Travelers Insurance Company has agreed to reimburse the CONVERTIBLE BOND PORTFOLIO, the STRATEGIC STOCK PORTFOLIO, and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.80%, 0.90%, and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.90%, 0.97%, and 1.14%, respectively.

  (9) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

 (10) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for the EQUITY-INCOME PORTFOLIO -- INITIAL CLASS, GROWTH PORTFOLIO -- INITIAL CLASS, CONTRAFUND(R) PORTFOLIO -- SERVICE CLASS 2, and MID CAP PORTFOLIO -- SERVICE CLASS 2 would have been 0.55%, 0.64%, 0.90%, and 0.94%, respectively.

 (11) The Total Annual Operating Expenses for the DYNAMIC CAPITAL APPRECIATION PORTFOLIO -- SERVICE CLASS 2 are based on estimated expenses.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $15 semiannual contract administrative charge is equivalent to an annual charge of 0.007% of the Separate Account contract value.

 EXAMPLE WITH DEFERRED SALES CHARGE (PERCENTAGE OF PURCHASE PAYMENT)*

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the maximum deferred sales charge:

---------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -------------------------------------
           UNDERLYING FUNDING OPTIONS:              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
Capital Appreciation..............................    72       117       165       247        22        67       115       247
Dreyfus Stock Index Fund -- Initial Shares........    66        99       135       186        16        49        85       186
High Yield Bond Trust.............................    72       117       165       247        22        67       115       247
Managed Assets Trust..............................    69       110       152       222        19        60       102       222
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund...........................    72       117       165       248        22        67       115       248
CITISTREET FUNDS, INC.
    CitiStreet Diversified Bond Fund..............    70       111       154       225        20        61       104       225
    CitiStreet International Stock Fund...........    71       114       161       239        21        64       111       239
    CitiStreet Large Company Stock Fund...........    70       112       157       231        20        62       107       231
    CitiStreet Small Company Stock Fund...........    72       117       165       248        22        67       115       248
CITISTREET FUNDS, INC.*
    CitiStreet Diversified Bond Fund*.............    82       148       216       348        32        98       166       348
    CitiStreet International Stock Fund*..........    83       152       222       360        33       102       172       360
    CitiStreet Large Company Stock Fund*..........    83       150       219       354        33       100       169       354
    CitiStreet Small Company Stock Fund*..........    84       154       227       368        34       104       177       368
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio....................    77       134       193       304        27        84       143       304
DELAWARE GROUP PREMIUM FUND
    REIT Series...................................    72       118       166       249        22        68       116       249
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Class.......    71       115       162       242        21        65       112       242
    Small Cap Portfolio -- Initial Class..........    71       115       162       242        21        65       112       242
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
  TRUST
    Templeton Asset Strategy Fund -- Class I......    71       116       164       245        21        66       114       245
    Templeton Global Income Securities Fund --
      Class I+....................................    71       114       159       236        21        64       109       236
    Templeton Growth Securities Fund -- Class I...    72       118       167       252        22        68       117       252
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service Class
      Shares......................................    73       120       169       256        23        70       119       256
    Balanced Portfolio -- Service Shares..........    73       120       169       256        23        70       119       256
    Worldwide Growth Portfolio -- Service
      Shares......................................    73       121       171       259        23        71       121       259
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio...................    70       111       156       228        20        61       106       228
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund -- Class
      IB Shares...................................    75       128       183       283        25        78       133       283
    Putnam VT Small Cap Value Fund -- Class IB
      Shares......................................    77       133       191       299        27        83       141       299
    Putnam VT Voyager II Fund -- Class IB
      Shares......................................    76       130       186       289        26        80       136       289

---------------------------------------------------------------------------------------------------------------------------------
                                                      IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                            END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                                    -------------------------------------   -------------------------------------
           UNDERLYING FUNDING OPTIONS:              1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund..................................    73       122       173       264        23        72       123       264
    Investors Fund................................    72       119       169       255        22        69       119       255
    Small Cap Growth Fund.........................    78       137       198       313        28        87       148       313
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio....................    71       116       163       244        21        66       113       244
    Disciplined Mid Cap Stock Portfolio...........    72       118       167       252        22        68       117       252
    Disciplined Small Cap Stock Portfolio+........    73       122       173       264        23        72       123       264
    MFS Emerging Growth...........................    72       118       166       250        22        68       116       250
    MFS Mid Cap Growth Portfolio..................    72       119       168       254        22        69       118       254
    MFS Research Portfolio........................    73       120       169       256        23        70       119       256
    Social Awareness Stock Portfolio..............    71       114       161       239        21        64       111       239
    Strategic Stock Portfolio+....................    72       119       168       254        22        69       118       254
    Travelers Quality Bond Portfolio..............    68       107       147       211        18        57        97       211
    U.S. Government Securities Portfolio..........    68       106       147       210        18        56        97       210
    Utilities Portfolio...........................    72       119       168       253        22        69       118       253
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio............    72       117       165       247        22        67       115       247
    Alliance Growth Portfolio.....................    71       116       164       245        21        66       114       245
    MFS Total Return Portfolio....................    72       117       165       248        22        67       115       248
    Putnam Diversified Income Portfolio...........    72       118       167       251        22        68       117       251
    Smith Barney High Income Portfolio............    70       112       156       229        20        62       106       229
    Smith Barney All Cap Growth Portfolio.........    73       121       172       262        23        71       122       262
    Smith Barney Large Cap Value Portfolio........    70       112       156       229        20        62       106       229
    Smith Barney Large Capitalization Growth
      Portfolio...................................    71       115       162       241        21        65       112       241
    Smith Barney Money Market Portfolio...........    69       108       149       216        19        58        99       216
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio -- Class II
      Shares......................................    73       122       173       264        23        72       123       264
    Enterprise Portfolio -- Class II Shares.......    72       118       166       249        22        68       116       249
VARIABLE INSURANCE PRODUCTS FUND
    Equity-Income Portfolio -- Initial Class......    69       109       151       219        19        59       101       219
    Growth Portfolio -- Initial Class.............    70       111       155       227        20        61       105       227
    High Income Portfolio -- Initial Class........    70       112       157       231        20        62       107       231
VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio -- Initial Class......    69       110       154       224        19        60       104       224
    Contrafund(R) Portfolio -- Service Class 2....    72       119       168       254        22        69       118       254
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation
      Portfolio -- Service Class 2................    78       135       195       307        28        85       145       307
    Mid Cap Portfolio -- Service Class 2..........    73       122       173       263        23        72       123       263

 * Reflects expenses that would be incurred for those Contract Owners who participate in the CHART Asset Allocation program.

 + No longer available to new contract owners.

 EXAMPLE WITH SURRENDER CHARGE (PERCENTAGE OF AMOUNT SURRENDERED)

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above using the maximum surrender charge:

---------------------------------------------------------------------------------------------------------------------------
                                                IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                              -------------------------------------   -------------------------------------
        UNDERLYING FUNDING OPTIONS:           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Capital Appreciation........................    73       110       149       247        22        67       115       247
Dreyfus Stock Index Fund -- Initial
  Shares....................................    68        94       121       186        16        49        85       186
High Yield Bond Trust.......................    73       110       149       247        22        67       115       247
Managed Assets Trust........................    71       103       137       222        19        60       102       222
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund.....................    73       111       150       248        22        67       115       248
CITISTREET FUNDS, INC.
    CitiStreet Diversified Bond Fund........    71       104       139       225        20        61       104       225
    CitiStreet International Stock Fund.....    72       108       145       239        21        64       111       239
    CitiStreet Large Company Stock Fund.....    72       106       142       231        20        62       107       231
    CitiStreet Small Company Stock Fund.....    73       111       150       248        22        67       115       248
CITISTREET FUNDS, INC.*
    CitiStreet Diversified Bond Fund*.......    83       140       199       348        32        98       166       348
    CitiStreet International Stock Fund*....    84       144       205       360        33       102       172       360
    CitiStreet Large Company Stock Fund*....    84       142       202       354        33       100       169       354
    CitiStreet Small Company Stock Fund*....    85       146       209       368        34       104       177       368
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio..............    79       127       177       304        27        84       143       304
DELAWARE GROUP PREMIUM FUND
    REIT Series.............................    73       111       150       249        22        68       116       249
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial
      Class.................................    73       109       147       242        21        65       112       242
    Small Cap Portfolio -- Initial Class....    73       109       147       242        21        65       112       242
FRANKLIN TEMPLETON VARIABLE INSURANCE
  PRODUCTS TRUST
    Templeton Asset Strategy Fund -- Class
      I.....................................    73       110       148       245        21        66       114       245
    Templeton Global Income Securities
      Fund -- Class I+......................    72       107       144       236        21        64       109       236
    Templeton Growth Securities Fund --
      Class I...............................    74       112       152       252        22        68       117       252
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Class Shares..........................    74       113       154       256        23        70       119       256
    Balanced Portfolio -- Service Shares....    74       113       154       256        23        70       119       256
    Worldwide Growth Portfolio -- Service
      Shares................................    74       114       155       259        23        71       121       259
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio.............    71       105       140       228        20        61       106       228
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares.......................    77       121       167       283        25        78       133       283
    Putnam VT Small Cap Value Fund -- Class
      IB Shares.............................    78       125       175       299        27        83       141       299
    Putnam VT Voyager II Fund -- Class IB
      Shares................................    77       123       170       289        26        80       136       289
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund............................    75       115       158       264        23        72       123       264
    Investors Fund..........................    74       113       153       255        22        69       119       255
    Small Cap Growth Fund...................    79       130       182       313        28        87       148       313

---------------------------------------------------------------------------------------------------------------------------
                                                IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                      END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                              -------------------------------------   -------------------------------------
        UNDERLYING FUNDING OPTIONS:           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio..............    73       110       148       244        21        66       113       244
    Disciplined Mid Cap Stock Portfolio.....    74       112       152       252        22        68       117       252
    Disciplined Small Cap Stock
      Portfolio+............................    75       115       158       264        23        72       123       264
    MFS Emerging Growth Portfolio...........    73       111       151       250        22        68       116       250
    MFS Mid Cap Growth Portfolio............    74       112       153       254        22        69       118       254
    MFS Research Portfolio..................    74       113       154       256        23        70       119       256
    Social Awareness Stock Portfolio........    72       108       145       239        21        64       111       239
    Strategic Stock Portfolio+..............    74       112       153       254        22        69       118       254
    Travelers Quality Bond Portfolio........    70       101       132       211        18        57        97       211
    U.S. Government Securities Portfolio....    70       100       132       210        18        56        97       210
    Utilities Portfolio.....................    74       112       152       253        22        69       118       253
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio......    73       110       149       247        22        67       115       247
    Alliance Growth Portfolio...............    73       110       148       245        21        66       114       245
    MFS Total Return Portfolio..............    73       111       150       248        22        67       115       248
    Putnam Diversified Income Portfolio.....    73       112       151       251        22        68       117       251
    Smith Barney High Income Portfolio......    71       105       141       229        20        62       106       229
    Smith Barney All Cap Growth Portfolio...    75       115       157       262        23        71       122       262
    Smith Barney Large Cap Value
      Portfolio.............................    71       105       141       229        20        62       106       229
    Smith Barney Large Capitalization Growth
      Portfolio.............................    73       109       146       241        21        65       112       241
    Smith Barney Money Market Portfolio.....    70       102       134       216        19        58        99       216
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio -- Class II
      Shares................................    75       115       158       264        23        72       123       264
    Enterprise Portfolio -- Class II
      Shares................................    73       111       150       249        22        68       116       249
VARIABLE INSURANCE PRODUCTS FUND
    Equity-Income Portfolio -- Initial
      Class.................................    71       103       136       219        19        59       101       219
    Growth Portfolio -- Initial Class.......    71       105       140       228        20        61       105       227
    High Income Portfolio -- Initial
      Class.................................    72       106       142       231        20        61       106       228
VARIABLE INSURANCE PRODUCTS FUND II
    Asset Manager Portfolio -- Initial
      Class.................................    71       104       138       224        19        60       104       224
    Contrafund(R) Portfolio -- Service Class
      2.....................................    74       113       154       256        23        70       119       256
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation
      Portfolio -- Service Class 2..........    79       128       178       307        28        85       145       307
    Mid Cap Portfolio -- Service Class 2....    75       115       157       263        23        72       123       263

 * Reflects expenses that would be incurred for those Contract Owners who participate in the CHART Asset Allocation program.
 + No longer available to new contract owners.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Gold Track Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date (referred to as "Annuity Commencement Date" in your Contract). The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments and any associated purchase payment credits, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate which evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

The Contracts will be issued to an employer or the trustee(s) or custodian of an employer's Qualified Plan. All purchase payments are held under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments on the same business day, if we receive it in good order at our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission). Our business day ends at 4:00 p.m. Eastern time unless we need to close earlier due to an emergency.

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund    Seeks growth of capital through the use of common         Travelers Asset Management
                             stocks. Income is not an objective. The Fund invests      International Company LLC
                             principally in common stocks of small to large companies  ("TAMIC")
                             which are expected to experience wide fluctuations in     Subadviser: Janus Capital
                             price both in rising and declining markets.               Corp.

Dreyfus Stock Index Fund     Seeks to provide investment results that correspond to    Mellon Equity Securities
                             the price and yield performance of publicly traded
                             common stocks in the aggregate, as represented by the
                             Standard & Poor's 500 Composite Stock Price Index.

High Yield Bond Trust*       Seeks generous income. The assets of the High Yield Bond  TAMIC
                             Trust will be invested in bonds which, as a class, sell
                             at discounts from par value and are typically high risk
                             securities.

Managed Assets Trust**       Seeks high total investment return through a fully        TAMIC
                             managed investment policy in a portfolio of equity, debt  Subadviser: Travelers
                             and convertible securities.                               Investment Management
                                                                                       Company ("TIMCO")

AIM VARIABLE INSURANCE
FUNDS, INC.
  AIM V.I. Value Fund        Seeks to achieve long-term growth of capital by           AIM Advisers, Inc.
                             investing primarily in equity securities of undervalued
                             companies. Income is a secondary objective.

CITISTREET FUNDS, INC.
  CitiStreet Diversified     Seeks maximum long-term total return (capital             CitiStreet Funds
  Bond Fund*                 appreciation and income) by investing primarily in fixed  Management, Inc.
                             income securities.                                        ("CitiStreet")
                                                                                       Subadviser: Western Asset
                                                                                       Management Company;
                                                                                       Salomon Brothers Asset
                                                                                       Management Inc. ("SBAM");
                                                                                       and SSgA Funds Management,
                                                                                       Inc. ("SSgA")

  CitiStreet International   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadviser: Bank of
                             common stocks of established non-U.S. companies.          Ireland Asset Management
                                                                                       (U.S.) Limited; Smith
                                                                                       Barney Fund Management
                                                                                       LLC. ("SBFM")and SSgA

  CitiStreet Large Company   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadvisers Equinox
                             common stocks of well-established companies.              Capital Management,
                                                                                       L.L.C.; Putnam Investment
                                                                                       Management Ind.; and SSgA

  CitiStreet Small Company   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadviser: Cowen Asset
                             common stocks of small companies.                         Management; SBAM; and SSgA

CREDIT SUISSE WARBURG
PINCUS TRUST
  Emerging Markets           Seeks long-term growth of capital by investing primarily  Credit Suisse Asset
  Portfolio                  in equity securities of non-U.S. issuers consisting of    Management, LLC
                             companies in emerging securities markets.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
DELAWARE GROUP PREMIUM FUND
  REIT Series                Seeks maximum long-term total return by investing in      Delaware Management
                             securities of companies primarily engaged in the real     Company, Inc.
                             estate industry. Capital appreciation is a secondary      Subadviser: Lincoln
                             objective.                                                Investment Management,
                                                                                       Inc.

DREYFUS VARIABLE INVESTMENT
FUND
  Appreciation Portfolio --  Seeks primarily to provide long-term capital growth       The Dreyfus Corporation
  Initial Class              consistent with the preservation of capital; current      Subadviser: Fayez Sarofim
                             income is a secondary investment objective. The           & Co.
                             portfolio invests primarily in the common stocks of
                             domestic and foreign issuers.

  Small Cap Portfolio --     Seeks to maximize capital appreciation by investing       The Dreyfus Corporation
  Initial Class              primarily in small-cap companies with total market
                             values of less than $1.5 billion at the time of
                             purchase..

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
  Templeton Asset Strategy   Seeks a high level of total return with reduced risk      Templeton Investment
  Fund -- Class 1**          over the long term through a flexible policy of           Counsel, Inc.
                             investing in stocks of companies in any nation and debt
                             obligations of companies and governments of any nation.

  Templeton Growth           Seeks capital growth by investing predominantly in        Templeton Global Advisors
  Securities Fund -- Class   equity securities of companies with a favorable outlook   Limited, Inc.
  1                          for earnings and whose rate of growth is expected to
                             exceed that of the U.S. economy over time. Current
                             income is only an incidental consideration.

JANUS ASPEN SERIES
  Aggressive Growth          Seeks long-term capital growth by investing primarily in  Janus Capital
  Portfolio -- Service       common stocks selected for their growth potential,
  Shares                     normally investing at least 50% in the equity assets of
                             medium-sized companies.

  Balanced Portfolio --      Seeks long-term capital growth, consistent with           Janus Capital
  Service Shares**           preservation of capital and balanced by current income.

  Worldwide Growth           Seeks growth of capital in a manner consistent with       Janus Capital
  Portfolio -- Service       preservation of capital by investing primarily in common
  Shares                     stocks of companies of any size throughout the world.

PIMCO VARIABLE INSURANCE
TRUST
  Total Return Bond          Seeks maximum total return, consistent with preservation  Pacific Investment
  Portfolio*                 of capital and prudent investment management, by          Management Company
                             investing primarily in investment-grade debt securities.

PUTNAM VARIABLE TRUST
  Putnam VT International    Seeks capital appreciation by investing mostly in common  Putnam Investment
  Growth Fund -- Class IB    stocks of companies outside the United States.            Management, Inc.
  Shares                                                                               ("Putnam")

  Putnam VT Small Cap Value  Seeks capital appreciation by investing mainly in common  Putnam
  Fund -- Class IB Shares    stocks of U.S. companies with a focus on value stocks.

  Putnam VT Voyager II       Seeks capital appreciation by investing mainly in common  Putnam
  Fund -- Class IB Shares    stocks of U.S. companies with a focus on growth stocks.

SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
  Capital Fund               Seeks capital appreciation, primarily through             Salomon Brothers Asset
                             investments in common stocks which are believed to have   Management ("SBAM")
                             above-average price appreciation potential and which may
                             involve above average risk.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
  Investors Fund             Seeks long-term growth of capital, and, secondarily,      SBAM
                             current income, through investments in common stocks of
                             well-known companies.

  Small Cap Growth Fund      Seeks long-term growth of capital by investing primarily  SBAM in equity securities of companies with market
                             capitalizations similar to that of companies included in
                             the Russell 2000 Index.

TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation   Seeks capital appreciation by investing principally in    Travelers Investment
  Portfolio                  common stock, with emphasis on medium-sized and smaller   Adviser ("TIA")
                             emerging growth companies.                                Subadviser: AIM Capital
                                                                                       Management Inc.

  Alliance Growth Portfolio  Seeks long-term growth of capital. Current income is      TIA
                             only an incidental consideration. The Portfolio invests   Subadviser: Alliance
                             predominantly in equity securities of companies with a    Capital Management L.P.
                             favorable outlook for earnings and whose rate of growth
                             is expected to exceed that of the U.S. economy over
                             time.

  MFS Total Return           (a balanced portfolio) Seeks to obtain above-average      TIA
  Portfolio**                income (compared to a portfolio entirely invested in      Subadviser: Massachusetts
                             equity securities) consistent with the prudent            Financial Services Company
                             employment of capital. Generally, at least 40% of the     ("MFS")
                             Portfolio's assets are invested in equity securities.

  Putnam Diversified Income  Seeks high current income consistent with preservation    TIA
  Portfolio**                of capital. The Portfolio will allocate its investments   Subadviser: Putnam
                             among the U.S. Government Sector, the High Yield Sector,  Investment Management,
                             and the International Sector of the fixed income          Inc.
                             securities markets.

  Smith Barney High Income   Seeks high current income. Capital appreciation is a      SBFM
  Portfolio*                 secondary objective. The Portfolio will invest at least
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.

  Smith Barney               Seeks total return on assets from growth of capital and   SBFM
  International All Cap      income by investing at least 65% of its assets in a
  Growth Portfolio           diversified portfolio of equity securities of
                             established non-U.S. issuers.

  Smith Barney Large         Seeks long-term growth of capital by investing in equity  SBFM
  Capitalization Growth      securities of companies with large market
  Portfolio                  capitalizations.

  Smith Barney Large Cap     Seeks current income and long-term growth of income and   SBFM
  Value Portfolio            capital by investing primarily, but not exclusively, in
                             common stocks.

  Smith Barney Money Market  Seeks maximum current income and preservation of          SBFM
    Portfolio*               capital.

THE TRAVELERS SERIES TRUST
  Convertible Bond           Seeks current income and capital appreciation by          TAMIC
    Portfolio*               investing in convertible bond securities and in
                             combinations of nonconvertible fixed-income securities
                             and warrants or call options that together resemble
                             convertible securities.

  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC Subadviser: TIMCO
  Portfolio                  broadly diversified portfolio of U.S. common stocks.

  Disciplined Small Cap      Seeks long term capital appreciation by investing         TAMIC
  Stock Portfolio+           primarily (at least 65% of its total assets) in the       Subadviser: TIMCO
                             common stocks of U.S. Companies with relatively small
                             market capitalizations at the time of investment.

  MFS Emerging Growth        Seeks to provide long-term growth of capital. Dividend    TAMIC
  Portfolio                  and interest income from portfolio securities, if any,    Subadviser: MFS
                             is incidental to the MFS Portfolio's investment
                             objective.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
  MFS Mid Cap Growth         Seeks to obtain long-term growth of capital by            TAMIC
  Portfolio                  investing, under normal market conditions, at least 65%   Subadviser: MFS
                             of its total assets in equity securities of companies
                             with medium market capitalization which the investment
                             adviser believes have above-average growth potential.

  MFS Research Portfolio     Seeks to provide long-term growth of capital and future   TAMIC
                             income.                                                   Subadviser: MFS

  Social Awareness Stock     Seeks long-term capital appreciation and retention of     SBFM
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.

  Strategic Stock            Seeks to provide an above-average total return through a  TAMIC
  Portfolio+                 combination of potential capital appreciation and         Subadviser: TIMCO
                             dividend income by investing primarily in high dividend
                             yielding stocks periodically selected from the companies
                             included in (i) the Dow Jones Industrial Average and
                             (ii) a subset of the S&P Industrial Index.

  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Portfolio*                 total return.

  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio*      investor concerned primarily with the highest credit
                             quality, current income and total return. The assets of
                             the Portfolio will be invested in direct obligations of
                             the United States, its agencies and instrumentalities.

  Utilities Portfolio        Seeks to provide Citigroup current income by investing    SBFM
                             in equity and debt securities of companies in the
                             utilities industries.

VAN KAMPEN LIFE INVESTMENT
TRUST
  Emerging Growth            Seeks capital appreciation by investing primarily in      Van Kampen Asset
  Portfolio -- Class II      common stocks of companies considered to be emerging      Management ("VKAM")
  Shares                     growth companies.

  Enterprise Portfolio --    Seeks capital appreciation through investments believed   VKAM
  Class II Shares            by the Adviser to have above-average potential for
                             capital appreciation.

VARIABLE INSURANCE PRODUCTS
FUND
  Equity Income              Seeks reasonable income by investing primarily in         FMR
  Portfolio -- Initial       income- producing equity securities; in choosing these
  Class                      securities, the portfolio manager will also consider the
                             potential for capital appreciation.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
  Growth                     Seeks capital appreciation by purchasing common stocks    FMR
  Portfolio -- Initial       of well-known, established companies, and small emerging
  Class                      growth companies, although its investments are not
                             restricted to any one type of security. Capital
                             appreciation may also be found in other types of
                             securities, including bonds and preferred stocks.

  High Income Portfolio --   Seeks to obtain a high level of current income by         FMR
  Initial Class*             investing primarily in high yielding, lower-rated,
                             fixed-income securities, while also considering growth
                             of capital.

VARIABLE INSURANCE PRODUCTS
FUND II
  Asset Manager              Seeks high total return with reduced risk over the        FMR
  Portfolio -- Initial       long-term by allocating its assets among stocks, bonds
  Class**                    and short-term fixed-income instruments.

  Contrafund(R)              Seeks long-term capital appreciation by investing         FMR
  Portfolio -- Service       primarily in common stocks of companies whose value the
  Class 2                    adviser believes is not fully recognized by the public.
VARIABLE INSURANCE PRODUCTS
III
  Dynamic Capital            Seeks capital appreciation by investing primarily in      FMR
  Appreciation Portfolio --  common stocks of both domestic and foreign issuers.
  Service Class 2

  Mid Cap Portfolio --       Seeks long-term growth of capital and income by           FMR
  Service Class 2            investing primarily in income-producing equity
                             securities, including common stocks and convertible
                             securities.

Before the end of 2001, we anticipate substituting shares of a new portfolio for the following portfolio currently available in your Contract. You should know, however, that we cannot proceed with the proposed substitution until we receive certain regulatory approvals, and that details of the substitution, including the new portfolio to be offered, may change. We will notify you of the final details, including the approximate date, before the substitution occurs, and will notify you after the substitution has happened. Also, we will send you current prospectus for the new funding option before the substitution occurs. Please contact your agent for more details.

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST
Templeton Global Income      Seeks high current income by investing primarily in debt  Templeton Global Bond
  Securities Fund -- Class   securities of companies, governments and government       Managers
  1*                         agencies of various nations throughout the world.

* The funding options marked with an asterisk (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option's investment strategy. Please refer to the contract for transfer restrictions.

+ No longer available to new contract owners.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner or annuitant;

     - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses, including commission payments to your agent, and

     - other costs of doing business.

Risks we assume include:

     - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,

     - that the amount of the death benefit will be greater than the contract value and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

Purchase payments made under the Contract are not subject to a front-end sales load. However, when withdrawn, the Company will deduct a surrender charge or a contingent deferred sales charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by the contract owner or participant. The maximum surrender charge is 5% of the amount surrendered in the first two contract years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. The maximum contingent deferred sales charge is 5% for five years from the date you make a purchase payment. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the purchase payments made.

The sales charges can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, the Company will take into account:

     (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants, and

     (c) The expected level of commission the Company may pay to the agent or TPA for distribution expenses, and

     (d) Any other factors which the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     - retirement of participant

     - separation from service by participant

     - loans (if available)

     - hardship (as defined by the Code) suffered by the participant

     - death of participant

     - disability (as defined by the Code) of participant

     - return of excess plan contributions

     - minimum required distributions, generally when participant reaches age 70 1/2

     - transfers to an Employee Stock Fund

     - certain Plan expenses, as mutually agreed upon

     - annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk ("M&E") charge on each business day from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. The charge is 1.20% annually. This charge compensates the Company for various risks assumed, benefits provided and expenses incurred, including the payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your cash value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

The following administrative charges may apply as described in your Contract.

SEMIANNUAL POLICY FEE. We may deduct a semiannual policy fee of up to $15 from the value of each participant's individual account. We will make any such deduction pro rata from each variable funding options at the end of each 6-month period. This fee is assessed only during the accumulation period, and may apply only to allocated contracts.

ADMINISTRATIVE EXPENSE. We deduct this charge on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses of the funding options. The charge is equivalent, on an annual basis, to a maximum of 0.10% of the daily net asset value of each funding options. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will make purchase payment allocations electronically.

     (b) Determination of our anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.

     (c) TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                                   TRANSFERS
--------------------------------------------------------------------------------

You may transfer cash values from one or more funding options to other funding options, subject to the terms and conditions of the Contract (and your Plan). If authorized by the contract owner, participants under allocated Contracts may transfer all or any of their cash value from one funding option to another up to 30 days before the due date of the first annuity payment. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total cash value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your cash value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services, an affiliate of the Company. For a fee, CitiStreet provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or Account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $5,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

          (This benefit is available under Allocated Contracts only.)

Before the maturity date, a death benefit is payable to the beneficiary when the participant dies. The death benefit is calculated at the close of the business day on which the Company's home office receives due proof of death.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

If the participant dies before the maturity date and before reaching age 75, (whichever occurs first), the death benefit payable will be the greater of:

           (a) the cash value of the participant's individual account or

           (b) the total purchase payments under that participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.

If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT*
        THE DEATH OF THE               PROCEEDS TO:                                            RULES APPLY
--------------------------------------------------------------------------------------------------------------
 Participant/Annuitant           The beneficiary(ies), or                                   Yes
                                 if none, to the contract
                                 owner's estate
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death, or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distribution has begun, the 5 year payout option is not available.

DEATH PROCEEDS AFTER THE MATURITY DATE

If the participant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect. The death benefit is calculated at the close of the business day on which the Company's home office receives due proof of death.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

ELECTION OF OPTIONS AT MATURITY

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Certificate unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments
(a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

     a) the participant's name, address, date of birth, social security number;

     b) the amount to be distributed;

     c) the annuity option which is to be purchased;

     d) the date the annuity option payments are to begin;

     e) if the form of the annuity provides a death benefit in the event of the participant's death, the name, relationship and address of the beneficiary as designated by you; and

     f) any other data that we may require.

Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the participant's cash value applied to provide a variable annuity, a fixed annuity, or a combination of both.

If no election is made to the contrary, the cash value will provide an annuity which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision "Transfers of Cash Value Between Funding Options," in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under this Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under this Contract.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY/NO REFUND. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 3 -- LIFE ANNUITY -- CASH REFUND. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

     (b) and is

        (1) the number of annuity units represented by each payment; times

        (2) the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the maturity date under this option; and

     (b) is the dollar amount of annuity payments already paid.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- FIXED PAYMENTS FOR A FIXED PERIOD OF 120, 180, OR 240 MONTHS. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 7 -- OTHER ANNUITY OPTIONS. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value (including charges) within ten days after you receive it (the "right to return period"). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the cash value returned may be greater or less than your purchase payment. All cash values will be determined as of the next valuation following the Company's receipt of your written request for refund.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "you" and "your" refer to the group contract owner.

Under the allocated Contracts, if the cash value in a participant's individual account is less than the termination amount as stated in your Contract, we reserve the right to terminate that account and move the cash value of that participant's individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

     a) the cash value of the Contract is less than the termination amount; or

     b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     c) We receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive your written request to discontinue the Contract, we will, in our sole discretion and judgment:

     a) accept no further payments for this Contract; and

     b) pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you, or distribute the cash surrender value of each participant's individual account as described in the settlement provisions section at your direction; and

     c) pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

a) You may transfer all or any part of Your Account's cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account's cash surrender value from one funding option to any contract not issued by us.

b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Insurance Company sponsors a separate account: "Separate Account QP". Separate Account QP was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of the separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the surrender charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

LEGAL PROCEEDINGS AND OPINIONS

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.

For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6 represent a mortality and expense risk charge of 0.60%, 0.80%, 0.90%, 0.95%, 1.15% and 1.20%, respectively.

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                      P1         P3           P4           P5          P6
                                      --         --           --           --          --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.028    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.290       1.285         1.285       1.282       1.279                 1.028
  Number of units outstanding at
    end of year..................   68,643     126,822     1,445,911      58,734     350,624               293,629
DREYFUS STOCK INDEX FUND.........  $ 1.000    $      -    $    1.076    $  1.000    $  1.000       $         1.000
  Unit Value at beginning of
    year.........................    1.424                     1.418       1.415       1.412                 1.076
  Unit Value at end of year......
  Number of units outstanding at
    end of year..................   13,090                 1,416,791      87,374     343,089               204,067
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.031    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.196       1.191         1.191       1.188       1.186                 1.031
  Number of units outstanding at
    end of year..................      197       7,092        28,158       3,683       3,815                 6,520
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.043    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.258       1.254         1.253       1.250       1.247                 1.043
  Number of units outstanding at
    end of year..................    5,565      74,574       287,178      12,488     223,823                78,508
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.080    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.417       1.412         1.411       1.408       1.405                 1.080
  Number of units outstanding at
    end of year..................    1,292     185,044     2,781,580      95,491      42,002               496,794
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    0.885    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    0.942       0.939         0.938       0.936       0.934                 0.885
  Number of units outstanding at
    end of year..................    5,090     129,811     2,458,031      24,064      33,718               404,384
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.062         1.062       1.059       1.057                 1.010
  Number of units outstanding at
    end of year..................               29,906       472,674       4,094       5,622               116,408
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.107    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.083         1.083       1.080       1.078                 1.017
  Number of units outstanding at
    end of year..................               58,486       940,500      12,156      10,975               195,701

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                      P1         P3           P4           P5          P6
                                      --         --           --           --          --
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.091    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.141       1.136         1.136       1.133       1.131                 1.091
  Number of units outstanding at
    end of year..................    3,405     145,853     1,647,285      25,147      16,165               239,079
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.022    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.135         1.135       1.132       1.130                 1.022
  Number of units outstanding at
    end of year..................              115,168     1,504,310      24,590      22,291               232,943
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  TEMPLETON ASSET ALLOCATION FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.067    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.226                     1.221       1.218       1.216                 1.067
  Number of units outstanding at
    end of year..................    7,711                   463,517      23,178     358,096                70,211
  TEMPLETON BOND FUND
  Unit Value at beginning of
    year.........................  $     -    $      -    $    1.035    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                              1.051       1.048       1.047                 1.035
  Number of units outstanding at
    end of year..................                             26,610         397       6,032                15,303
  TEMPLETON STOCK FUND
  Unit Value at beginning of
    year.........................  $ 1.000    $      -    $    1.080    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.202                     1.197       1.194       1.192                 1.080
  Number of units outstanding at
    end of year..................   44,138                 1,718,317     129,091     218,117               369,698
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.065    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.367       1.362         1.361       1.358       1.355                 1.065
  Number of units outstanding at
    end of year..................   10,959      27,182       315,371      25,227      46,772                44,777
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.045    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.260       1.256         1.255       1.252       1.249                 1.045
  Number of units outstanding at
    end of year..................    9,157      11,241        20,522      23,942      89,438                 2,087
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.019    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.092       1.088         1.088       1.085       1.083                 1.019
  Number of units outstanding at
    end of year..................    6,058       1,776        36,214       2,136      17,658                12,636
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.042    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.176         1.176       1.173       1.171                 1.042
  Number of units outstanding at
    end of year..................                3,775        34,790       2,552       6,261                   278

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
         PORTFOLIO NAME                                 YEAR ENDED 1997                          TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                      P1         P3           P4           P5          P6
                                      --         --           --           --          --
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.017    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.040       1.036         1.035       1.033       1.031                 1.017
  Number of Units outstanding at
    end of year..................    6,580      17,229        97,802       4,658       5,601                 8,808
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.058    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.334       1.329         1.328       1.324       1.322                 1.058
  Number of units outstanding at
    end of year..................    7,515      75,718     1,048,182       9,074      51,250               270,469
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.052         1.051       1.048       1.047                 1.010
  Number of units outstanding at
    end of year..................               19,062       124,936      24,063      39,703                56,124
THE TRAVELERS SERIES TRUST
  SOCIAL AWARENESS STOCK
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.036    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.311       1.307         1.306       1.303       1.300                 1.036
  Number of units outstanding at
    end of year..................    1,465       6,831       124,610       4,603      58,974                35,689
  TRAVELERS QUALITY BOND
    PORTFOLIO (9/97)*
  Unit Value at beginning of
    year.........................  $     -    $      -    $    1.000    $  1.000    $  1.000                   n/a
  Unit Value at end of year......                              1.020       1.020       1.019
  Number of units outstanding at
    end of year..................                              5,949       9,879       9,055
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year.........................  $     -    $  1.000    $    1.025    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......                1.145         1.144       1.141       1.139                 1.025
  Number of units outstanding at
    end of year..................                3,011        81,229       2,710      14,373                51,072
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year.........................  $ 1.000    $  1.000    $    1.034    $  1.000    $  1.000       $         1.000
  Unit Value at end of year......    1.289       1.284         1.283       1.280       1.278                 1.034
  Number of units outstanding at
    end of year..................    1,494       1,816        23,673         538         462                 7,796

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $  1.290    $    1.287    $    1.285    $  1.285    $    1.282    $    1.279
  Unit Value at end of year.......     2.073         2.063         2.059       2.056         2.047         2.040
  Number of units outstanding at
    end of year...................   413,409       241,615     2,581,625    2,358,987      429,279       961,744
DREYFUS STOCK INDEX FUND
  Unit Value at beginning of
    year..........................  $  1.424    $    1.421    $    1.419    $  1.418    $    1.415    $    1.412
  Unit Value at end of year.......     1.815         1.807         1.803       1.801         1.793         1.787
  Number of units outstanding at
    end of year...................   138,866            33             -    2,284,987      257,393     1,121,361
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $  1.196    $    1.193    $    1.191    $  1.191    $    1.188    $    1.186
  Unit Value at end of year.......     1.267         1.261         1.258       1.257         1.251         1.247
  Number of units outstanding at
    end of year...................       533         3,334       255,952      54,195        33,994        28,684
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.254    $  1.253    $    1.250    $    1.247
  Unit Value at end of year.......     1.519         1.512         1.509       1.507         1.500         1.495
  Number of units outstanding at
    end of year...................    23,844        51,150     1,472,171     602,633       146,528       299,403
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $  1.417    $    1.414    $    1.412    $  1.411    $    1.408    $    1.405
  Unit Value at end of year.......     1.628         1.620         1.617       1.615         1.608         1.603
  Number of units outstanding at
    end of year...................    58,294     1,060,046     3,149,947    3,478,529      347,272       153,298
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $  0.942    $    0.940    $    0.939    $  0.938    $    0.936    $    0.934
  Unit Value at end of year.......     0.856         0.852         0.850       0.849         0.845         0.842
  Number of units outstanding at
    end of year...................    70,995     1,040,352     2,811,132    3,784,469      236,065        68,535
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $  1.066    $    1.064    $    1.062    $  1.062    $    1.059    $    1.057
  Unit Value at end of year.......     1.020         1.015         1.013       1.012         1.007         1.004
  Number of units outstanding at
    end of year...................     3,181       320,821       770,544    1,102,248       64,167        14,668
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $  1.087    $    1.085    $    1.083    $  1.083    $    1.080    $    1.078
  Unit Value at end of year.......     1.172         1.167         1.164       1.163         1.158         1.154
  Number of units outstanding at
    end of year...................     1,407       520,065     1,072,949    1,143,580       55,670        30,548
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $  1.141    $    1.138    $    1.136    $  1.136    $    1.133    $    1.131
  Unit Value at end of year.......     1.302         1.297         1.294       1.292         1.286         1.282
  Number of units outstanding at
    end of year...................    20,676       791,438     2,315,866    2,595,394      210,146        35,028

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $  1.140    $    1.137    $    1.135    $  1.135    $    1.132    $    1.130
  Unit Value at end of year.......     1.235         1.230         1.227       1.226         1.220         1.216
  Number of units outstanding at
    end of year...................     6,982       872,955     2,127,335    2,268,910      154,138        50,376
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (7/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.077         1.076         1.076       1.075         1.074         1.074
  Number of units outstanding at
    end of year...................       502        60,832        18,841       6,816         1,944             -
  SMALL CAP PORTFOLIO (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.199         1.198         1.198       1.198         1.197         1.196
  Number of units outstanding at
    end of year...................         -         1,748         2,563           -         1,114         6,726
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND
  EQUITY-INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.329    $    1.326    $    1.325    $  1.324    $    1.321    $    1.318
  Unit Value at end of year.......     1.475         1.469         1.465       1.464         1.457         1.452
  Number of units outstanding at
    end of year...................    39,301           624           373    2,294,202      302,651       738,800
  GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.220    $    1.217    $    1.215    $  1.215    $    1.212    $    1.209
  Unit Value at end of year.......     1.692         1.684         1.680       1.678         1.671         1.665
  Number of units outstanding at
    end of year...................    77,604           431            36    3,726,583      297,359       626,091
  HIGH INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.186    $    1.183    $    1.182    $  1.181    $    1.178    $    1.176
  Unit Value at end of year.......     1.128         1.122         1.120       1.119         1.114         1.110
  Number of units outstanding at
    end of year...................    40,705            95             -     578,543       181,391        97,958
FIDELITY'S VARIABLE INSURANCE
  PRODUCTS FUND II
  ASSET MANAGER PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.253    $  1.253    $    1.249    $    1.247
  Unit Value at end of year.......     1.439         1.432         1.429       1.427         1.421         1.416
  Number of units outstanding at
    end of year...................    32,515           188             -    1,072,725      106,115       290,394
SALOMON BROTHER'S VARIABLE SERIES
  FUND, INC.
  SALOMON BROTHERS VARIABLE
    INVESTORS FUND (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.206         1.206         1.206       1.205         1.205         1.204
  Number of units outstanding at
    end of year...................         -         1,374             -           -             -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
TEMPLETON VARIABLE PRODUCT SERIES
  FUND
  TEMPLETON ASSET ALLOCATION FUND
  Unit Value at beginning of
    year..........................  $  1.226    $    1.223    $    1.222    $  1.221    $    1.218    $    1.216
  Unit Value at end of year.......     1.297         1.291         1.288       1.287         1.281         1.277
  Number of units outstanding at
    end of year...................    41,126            93             -     512,555        52,584       421,487
  TEMPLETON BOND FUND
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $  1.051    $    1.048    $    1.047
  Unit Value at end of year.......     1.125         1.120         1.117       1.116         1.111         1.107
  Number of units outstanding at
    end of year...................         -             -             -      36,290         3,185        15,040
  TEMPLETON STOCK FUND
  Unit Value at beginning of
    year..........................  $  1.202    $    1.199    $    1.198    $  1.197    $    1.194    $    1.192
  Unit Value at end of year.......     1.209         1.204         1.201       1.200         1.195         1.191
  Number of units outstanding at
    end of year...................   212,737           875             -    2,102,810      193,454       499,388
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.367    $    1.363    $    1.362    $  1.361    $    1.358    $    1.355
  Unit Value at end of year.......     1.753         1.746         1.742       1.740         1.732         1.726
  Number of units outstanding at
    end of year...................    32,748        66,181     1,050,338     571,621       201,618       121,866
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.260    $    1.257    $    1.256    $  1.255    $    1.252    $    1.249
  Unit Value at end of year.......     1.399         1.393         1.390       1.388         1.382         1.377
  Number of units outstanding at
    end of year...................    67,299        85,454       338,122      38,600       114,873        90,723
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.092    $    1.090    $    1.088    $  1.088    $    1.085    $    1.083
  Unit Value at end of year.......     1.093         1.088         1.086       1.084         1.080         1.076
  Number of units outstanding at
    end of year...................    31,397        36,325        95,775      46,716        89,751        82,211
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.180    $    1.178    $    1.176    $  1.176    $    1.173    $    1.171
  Unit Value at end of year.......     1.179         1.173         1.171       1.170         1.165         1.161
  Number of units outstanding at
    end of year...................         -         2,810       131,098      44,716        14,828        38,681
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.040    $    1.037    $    1.036    $  1.035    $    1.033    $    1.031
  Unit Value at end of year.......     1.101         1.096         1.093       1.092         1.087         1.083
  Number of units outstanding at
    end of year...................    13,292         4,211       180,603     118,339        54,366        18,937
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.314         1.313         1.313       1.313         1.312         1.311
  Number of units outstanding at
    end of year...................         -             -         4,942           -             -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.334    $    1.330    $    1.329    $  1.328    $    1.324    $    1.322
  Unit Value at end of year.......     1.456         1.449         1.446       1.445         1.438         1.433
  Number of units outstanding at
    end of year...................    21,635         7,331       509,575    1,199,090       81,366       190,418
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $  1.051    $    1.048    $    1.047
  Unit Value at end of year.......     1.102         1.097         1.095       1.094         1.089         1.085
  Number of units outstanding at
    end of year...................         -         2,799       296,260     433,846       371,996       237,923
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.222         1.289         1.289       1.288         1.288         1.287
  Number of units outstanding at
    end of year...................         9         1,037             -           -           111             -
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.091         1.091         1.088       1.091         1.087         1.090
  Number of units outstanding at
    end of year...................         -             -           113           -           172             -
  MFS MID CAP GROWTH PORTFOLIO
    (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.213         1.212         1.212       1.212         1.211         1.211
  Number of units outstanding at
    end of year...................         -         1,512           538           -             -             -
  MFS RESEARCH PORTFOLIO (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.245         1.245         1.245       1.244         1.244         1.243
  Number of units outstanding at
    end of year...................     4,261         7,232           214           -             -             -
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.311    $    1.308    $    1.307    $  1.306    $    1.303    $    1.300
  Unit Value at end of year.......     1.724         1.716         1.712       1.711         1.703         1.697
  Number of units outstanding at
    end of year...................    12,064        18,134       417,397     293,875        81,076       157,955
  STRATEGIC STOCK PORTFOLIO
    (9/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $  1.000    $    1.000    $    1.000
  Unit Value at end of year.......     1.072         1.071         1.071       1.071         1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           866           -             -             -
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)*
  Unit Value at beginning of
    year..........................  $  1.021    $    1.021    $    1.020    $  1.020    $    1.020    $    1.019
  Unit Value at end of year.......     1.102         1.099         1.098       1.097         1.094         1.092
  Number of units outstanding at
    end of year...................       228            32           806      21,396        23,910       101,354

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3           P4           P5            P6
                                       --           --            --           --           --            --
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.149    $    1.146    $    1.145    $  1.144    $    1.141    $    1.139
  Unit Value at end of year.......     1.259         1.253         1.250       1.249         1.243         1.239
  Number of units outstanding at
    end of year...................     6,143        29,647       210,497     145,195        22,572        62,648
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.289    $    1.285    $    1.284    $  1.283    $    1.280    $    1.278
  Unit Value at end of year.......     1.514         1.507         1.504       1.502         1.495         1.490
  Number of units outstanding at
    end of year...................     6,675         1,413        77,322      43,847        15,300         6,389

For 1998, unit values are shown for all morality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
CAPITAL APPRECIATION FUND (10/96)
  Unit Value at beginning of
    year..........................  $  2.073    $    2.063    $     2.059    $    2.056    $  2.047    $  2.040
  Unit Value at end of year.......     3.163         3.143          3.132         3.127       3.107       3.092
  Number of units outstanding at
    end of year...................   437,009       215,894      5,825,126     3,623,345     809,231    1,271,961
DREYFUS STOCK INDEX FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.815    $    1.807    $     1.803    $    1.801    $  1.793    $  1.787
  Unit Value at end of year.......     2.176         2.162          2.155         2.152       2.138       2.128
  Number of units outstanding at
    end of year...................   243,662            33              -     3,292,693     458,187    1,399,407
HIGH YIELD BOND TRUST 10/96)
  Unit Value at beginning of
    year..........................  $  1.267    $    1.261    $     1.258    $    1.257    $  1.251    $  1.247
  Unit Value at end of year.......     1.315         1.306          1.302         1.300       1.292       1.285
  Number of units outstanding at
    end of year...................     4,573       245,914        715,406        78,777      64,829      42,157
MANAGED ASSETS TRUST (10/96)
  Unit Value at beginning of
    year..........................  $  1.519    $    1.512    $     1.509    $    1.507    $  1.500    $  1.495
  Unit Value at end of year.......     1.724         1.713          1.708         1.705       1.694       1.686
  Number of units outstanding at
    end of year...................    95,510     2,139,292      6,231,885       975,651     274,379     362,589
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.628    $    1.620    $     1.617    $    1.615    $  1.608    $  1.603
  Unit Value at end of year.......     1.613         1.603          1.598         1.595       1.585       1.577
  Number of units outstanding at
    end of year...................    92,195     5,408,519     12,359,933     4,369,219     763,197     186,669
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND (10/96)
  Unit Value at beginning of
    year..........................  $  0.856    $    0.852    $     0.850    $    0.849    $  0.845    $  0.842
  Unit Value at end of year.......     1.163         1.155          1.152         1.150       1.142       1.137
  Number of units outstanding at
    end of year...................    92,398     5,098,615     11,854,378     5,046,010     627,445      91,325
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND** (10/96)
  Unit Value at beginning of
    year..........................  $  1.020    $    1.015    $     1.013    $    1.012    $  1.007    $  1.004
  Unit Value at end of year.......     1.122         1.115          1.111         1.110       1.102       1.097
  Number of units outstanding at
    end of year...................    11,641     1,603,123      3,452,649     1,544,303     190,747      18,326
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.172    $    1.167    $     1.164    $    1.163    $  1.158    $  1.154
  Unit Value at end of year.......     1.183         1.175          1.171         1.169       1.162       1.156
  Number of units outstanding at
    end of year...................    17,748     2,250,902      4,575,483     1,395,719     169,831      33,765
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.302    $    1.297    $     1.294    $    1.292    $  1.286    $  1.282
  Unit Value at end of year.......     1.716         1.705          1.699         1.696       1.685       1.677
  Number of units outstanding at
    end of year...................    58,143     5,139,992      9,785,093     3,370,475     564,777      37,869

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND (10/96)
  Unit Value at beginning of
    year..........................  $  1.235    $    1.230    $     1.227    $    1.226    $  1.220    $  1.216
  Unit Value at end of year.......     1.194         1.186          1.183         1.181       1.173       1.167
  Number of units outstanding at
    end of year...................     8,580     4,355,250      9,288,007     2,940,609     415,013      56,766
DELAWARE GROUP PREMIUM FUND, INC.
  REIT SERIES (1/99)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $     1.000    $    1.000    $  1.000    $  1.000
  Unit Value at end of year.......     0.958         0.956          0.955         0.954       0.952       0.951
  Number of units outstanding at
    end of year...................         -        17,064         31,985             -       2,453           -
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (7/98)
  Unit Value at beginning of
    year..........................  $  1.077    $    1.076    $     1.076    $    1.075    $  1.074    $  1.074
  Unit Value at end of year.......     1.193         1.190          1.188         1.187       1.184       1.181
  Number of units outstanding at
    end of year...................     3,743     6,527,393      5,775,356        67,059     100,924      26,484
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.199    $    1.198    $     1.198    $    1.198    $  1.197    $  1.196
  Unit Value at end of year.......     1.467         1.464          1.462         1.461       1.457       1.454
  Number of units outstanding at
    end of year...................    63,771       363,977        437,132       106,854      44,319      15,312
VARIABLE INSURANCE PRODUCTS FUND
  EQUITY INCOME PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.475    $    1.469    $     1.465    $    1.464    $  1.457    $  1.452
  Unit Value at end of year.......     1.559         1.549          1.544         1.542       1.532       1.524
  Number of units outstanding at
    end of year...................   125,159           411              -     2,594,215     359,627     910,214
  GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.692    $    1.684    $     1.680    $    1.678    $  1.671    $  1.665
  Unit Value at end of year.......     2.311         2.296          2.289         2.285       2.270       2.259
  Number of units outstanding at
    end of year...................   168,043           177              -     5,002,571     838,004     873,625
  HIGH INCOME PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.128    $    1.122    $     1.120    $    1.119    $  1.114    $  1.110
  Unit Value at end of year.......     1.212         1.204          1.201         1.199       1.191       1.185
  Number of units outstanding at
    end of year...................    46,277            95              -       680,684     249,045     121,051
VARIABLE INSURANCE PRODUCTS FUND
  II
  ASSET MANAGER PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.439    $    1.432    $     1.429    $    1.427    $  1.421    $  1.416
  Unit Value at end of year.......     1.589         1.578          1.573         1.571       1.561       1.553
  Number of units outstanding at
    end of year...................    38,657           188              -     1,051,184     476,733     431,977
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  INVESTORS FUND (10/98)
  Unit Value at beginning of
    year..........................  $  1.206    $    1.206    $     1.206    $    1.205    $  1.205    $  1.204
  Unit Value at end of year.......     1.339         1.336          1.334         1.333       1.330       1.328
  Number of units outstanding at
    end of year...................       106        66,421         62,568         4,318       1,501       2,737

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
FRANKLIN TEMPLETON VARIABLE
  PRODUCTS SERIES FUND
  TEMPLETON ASSET ALLOCATION FUND
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.297    $    1.291    $     1.288    $    1.287    $  1.281    $  1.277
  Unit Value at end of year.......     1.584         1.574          1.569         1.566       1.556       1.548
  Number of units outstanding at
    end of year...................    25,306            93              -       505,516     415,299     493,692
  TEMPLETON GLOBAL BOND FUND
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.125    $    1.120    $     1.117    $    1.116    $  1.111    $  1.107
  Unit Value at end of year.......     1.052         1.045          1.042         1.040       1.034       1.029
  Number of units outstanding at
    end of year...................     6,368             -              -        42,558       8,106      19,551
  TEMPLETON GLOBAL STOCK FUND
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.209    $    1.204    $     1.201    $    1.200    $  1.195    $  1.191
  Unit Value at end of year.......     1.552         1.542          1.537         1.534       1.525       1.517
  Number of units outstanding at
    end of year...................   299,758           340              -     2,345,472     485,025     613,623
TRAVELERS SERIES FUND INC.
  ALLIANCE GROWTH PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.753    $    1.746    $     1.742    $    1.740    $  1.732    $  1.726
  Unit Value at end of year.......     2.305         2.290          2.283         2.279       2.265       2.254
  Number of units outstanding at
    end of year...................    99,102     3,927,438      4,335,442       776,729     300,983     182,765
  MFS TOTAL RETURN PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.399    $    1.393    $     1.390    $    1.388    $  1.382    $  1.377
  Unit Value at end of year.......     1.427         1.418          1.414         1.411       1.402       1.395
  Number of units outstanding at
    end of year...................    76,473     1,023,136      1,607,844       113,121     238,310     136,549
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.093    $    1.088    $     1.086    $    1.084    $  1.080    $  1.076
  Unit Value at end of year.......     1.098         1.091          1.088         1.086       1.079       1.074
  Number of units outstanding at
    end of year...................     9,311       278,395        249,302        59,424     139,658     227,738
  SMITH BARNEY HIGH INCOME
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.179    $    1.173    $     1.171    $    1.170    $  1.165    $  1.161
  Unit Value at end of year.......     1.202         1.194          1.191         1.189       1.181       1.176
  Number of units outstanding at
    end of year...................       306       230,410        469,907        69,835      19,237      49,357
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.101    $    1.096    $     1.093    $    1.092    $  1.087    $  1.083
  Unit Value at end of year.......     1.835         1.823          1.817         1.814       1.803       1.794
  Number of units outstanding at
    end of year...................     6,115       349,576      1,188,533       209,539      92,095      25,632
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO (8/98)*
  Unit Value at beginning of
    year..........................  $  1.314    $    1.313    $     1.313    $    1.313    $  1.312    $  1.311
  Unit Value at end of year.......     1.709         1.704          1.702         1.701       1.697       1.693
  Number of units outstanding at
    end of year...................         -       649,086        663,945        87,242      51,499       1,853

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
TRAVELERS SERIES FUND (CONT.)
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO (10/96)*
  Unit Value at beginning of
    year..........................  $  1.456    $    1.449    $     1.446    $    1.445    $  1.438    $  1.433
  Unit Value at end of year.......     1.448         1.439          1.434         1.432       1.423       1.416
  Number of units outstanding at
    end of year...................    64,998        77,050        896,535     1,338,259     107,554     218,475
  SMITH BARNEY MONEY MARKET
    PORTFOLIO (10/96)*
  Unit Value at beginning of
    year..........................  $  1.102    $    1.097    $     1.095    $    1.094    $  1.089    $  1.085
  Unit Value at end of year.......     1.148         1.141          1.137         1.135       1.128       1.122
  Number of units outstanding at
    end of year...................   504,494        42,339        700,936       905,258     152,444     462,445
THE TRAVELERS SERIES TRUST
  CONVERTIBLE BOND PORTFOLIO
    (8/99)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $     1.000    $    1.000    $  1.000    $  1.000
  Unit Value at end of year.......     1.100         1.099          1.098         1.098       1.097       1.097
  Number of units outstanding at
    end of year...................    66.449             -              -        17,834           -           -
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.222    $    1.289    $     1.289    $    1.288    $  1.288    $  1.287
  Unit Value at end of year.......     1.454         1.451          1.449         1.448       1.444       1.442
  Number of units outstanding at
    end of year...................     5,028        45,075        240,631         3,806       1,943         542
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)
  Unit Value at beginning of
    year..........................  $  1.091    $    1.091    $     1.088    $    1.091    $  1.087    $  1.090
  Unit Value at end of year.......     1.306         1.303          1.301         1.301       1.298       1.296
  Number of units outstanding at
    end of year...................       515         6,963         38,065         3,028       1,707           -
  MFS MID CAP GROWTH PORTFOLIO
    (9/98)
  Unit Value at beginning of
    year..........................  $  1.213    $    1.212    $     1.212    $    1.212    $  1.211    $  1.211
  Unit Value at end of year.......     1.979         1.974          1.972         1.971       1.966       1.962
  Number of units outstanding at
    end of year...................       415       233,024        154,186         9,187       1,622           -
  MFS RESEARCH PORTFOLIO (10/98)
  Unit Value at beginning of
    year..........................  $  1.245    $    1.245    $     1.245    $    1.244    $  1.244    $  1.243
  Unit Value at end of year.......     1.531         1.527          1.525         1.524       1.521       1.518
  Number of units outstanding at
    end of year...................    18,357       301,212        120,603         4,975       1,167         350
  SOCIAL AWARENESS STOCK PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year..........................  $  1.724    $    1.716    $     1.712    $    1.711    $  1.703    $  1.697
  Unit Value at end of year.......     1.985         1.972          1.966         1.963       1.950       1.941
  Number of units outstanding at
    end of year...................    40,351       608,076      2,313,144       497,383     139,985     229,469
  STRATEGIC STOCK PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.072    $    1.071    $     1.071    $    1.071    $  1.070    $  1.070
  Unit Value at end of year.......     1.118         1.115          1.114         1.113       1.110       1.108
  Number of units outstanding at
    end of year...................         -         4,596        324,249         5,368       1,500         334

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                          YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------
                                       P1           P2             P3            P4           P5          P6
                                       --           --             --            --           --          --
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)
  Unit Value at beginning of
    year..........................  $  1.102    $    1.099    $     1.098    $    1.097    $  1.094    $  1.092
  Unit Value at end of year.......     1.107         1.102          1.100         1.098       1.093       1.090
  Number of units outstanding at
    end of year...................     1,221       151,498        382,500        22,006     106,388     139,811
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.259    $    1.253    $     1.250    $    1.249    $  1.243    $  1.239
  Unit Value at end of year.......     1.199         1.192          1.188         1.186       1.178       1.172
  Number of units outstanding at
    end of year...................         -       110,708        880,918       206,083      74,915     110,011
  UTILITIES PORTFOLIO (10/96)
  Unit Value at beginning of
    year..........................  $  1.514    $    1.507    $     1.504    $    1.502    $  1.495    $  1.490
  Unit Value at end of year.......     1.503         1.494          1.489         1.487       1.477       1.470
  Number of units outstanding at
    end of year...................     8,345       118,785        375,024        99,467      65,548       5,986

For 1999, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

The date shown next to the name of each funding option is the date money first came into the funding option through the Separate Account.

(1) The .90% mortality and expense risk charge is currently available only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                              YEAR ENDED 2000
----------------------------------------------------------------------------------------------------------------------
                                        P1            P2             P3            P4            P5            P6
                                        --            --             --            --            --            --
CAPITAL APPRECIATION FUND (10/96)
  Unit Value at beginning of
    year...........................  $  3.163    $     3.143    $     3.132    $    3.127    $    3.107    $    3.092
  Unit Value at end of year........     2.456          2.435          2.425         2.420         2.400         2.385
  Number of units outstanding at
    end of year....................   996,560     30,028,515      8,351,011     4,588,594       909,468     1,555,883
DREYFUS STOCK INDEX FUND (10/96)
  Unit Value at beginning of
    year...........................  $  2.176    $     2.162    $     2.155    $    2.152    $    2.138    $    2.128
  Unit Value at end of year........     1.963          1.946          1.938         1.934         1.917         1.905
  Number of units outstanding at
    end of year....................   413,200      8,736,754             --     3,867,629       529,242     1,558,905
HIGH YIELD BOND TRUST 10/96)
  Unit Value at beginning of
    year...........................  $  1.315    $     1.306    $     1.302    $    1.300    $    1.292    $    1.285
  Unit Value at end of year........     1.319          1.308          1.303         1.300         1.289         1.281
  Number of units outstanding at
    end of year....................     8,718        888,540      1,041,038        90,889       110,433        48,596
MANAGED ASSETS TRUST (10/96)
  Unit Value at beginning of
    year...........................  $  1.724    $     1.713    $     1.708    $    1.705    $    1.694    $    1.686
  Unit Value at end of year........     1.686          1.672          1.665         1.662         1.648         1.637
  Number of units outstanding at
    end of year....................   766,016      8,300,280     10,503,987     1,211,674       459,189       401,308
AMERICAN ODYSSEY FUNDS, INC.*
  AMERICAN ODYSSEY CORE EQUITY FUND
    (10/96)*
  Unit Value at beginning of
    year...........................  $  1.613    $     1.603    $     1.598    $    1.595    $    1.585    $    1.577
  Unit Value at end of year........     1.364          1.352          1.347         1.344         1.333         1.324
  Number of units outstanding at
    end of year....................   118,559     22,023,243     21,922,794     5,971,119     1,661,400       246,823
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND (10/96)*
  Unit Value at beginning of
    year...........................  $  1.163    $     1.155    $     1.152    $    1.150    $    1.142    $    1.137
  Unit Value at end of year........     1.273          1.262          1.257         1.254         1.243         1.236
  Number of units outstanding at
    end of year....................   138,115     20,433,292     16,945,814     5,414,219     1,071,633       123,164
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND (10/96)++
  Unit Value at beginning of
    year...........................  $  1.122    $     1.115    $     1.111    $    1.110    $    1.102    $    1.097
  Unit Value at end of year........     1.073          1.064          1.059         1.057         1.048         1.041
  Number of units outstanding at
    end of year....................    12,638      6,348,183      6,204,417     1,956,657       425,392        24,837
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND (10/96)++
  Unit Value at beginning of
    year...........................  $  1.183    $     1.175    $     1.171    $    1.169    $    1.162    $    1.156
  Unit Value at end of year........     1.253          1.243          1.237         1.235         1.224         1.217
  Number of units outstanding at
    end of year....................    20,209      5,670,918      7,208,988     1,609,764       645,253        43,398
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND (10/96)*
  Unit Value at beginning of
    year...........................  $  1.716    $     1.705    $     1.699    $    1.696    $    1.685    $    1.677
  Unit Value at end of year........     1.568          1.555          1.549         1.545         1.532         1.523
  Number of units outstanding at
    end of year....................   187,532     17,237,557     15,136,567     3,909,388     1,092,966        46,491

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                              YEAR ENDED 2000
----------------------------------------------------------------------------------------------------------------------
                                        P1            P2             P3            P4            P5            P6
                                        --            --             --            --            --            --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND (10/96)*
  Unit Value at beginning of
    year...........................  $  1.194    $     1.186    $     1.183    $    1.181    $    1.173    $    1.167
  Unit Value at end of year........     1.334          1.322          1.317         1.314         1.303         1.295
  Number of units outstanding at
    end of year....................    17,824     11,479,892     14,899,210     3,786,616     1,180,423        69,928
DELAWARE GROUP PREMIUM FUND, INC.
  REIT SERIES (1/99)
  Unit Value at beginning of
    year...........................  $  0.958    $     0.956    $     0.955    $    0.954    $    0.952    $    0.951
  Unit Value at end of year........     1.250          1.245          1.243         1.242         1.237         1.233
  Number of units outstanding at
    end of year....................       600         67,150         93,827        97,995         6,571            57
DREYFUS VARIABLE INVESTMENT FUND
  APPRECIATION PORTFOLIO (7/98)
  Unit Value at beginning of
    year...........................  $  1.193    $     1.190    $     1.188    $    1.187    $    1.184    $    1.181
  Unit Value at end of year........     1.178          1.173          1.170         1.168         1.163         1.159
  Number of units outstanding at
    end of year....................     8,776      9,459,681      7,923,781       119,392       274,697        75,462
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of
    year...........................  $  1.467    $     1.464    $     1.462    $    1.461    $    1.457    $    1.454
  Unit Value at end of year........     1.653          1.645          1.642         1.640         1.632         1.627
  Number of units outstanding at
    end of year....................   465,723      1,819,121      1,522,222       298,155       156,058        21,714
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS TRUST
  TEMPLETON ASSET STRATEGY FUND
    (10/96)
  Unit Value at beginning of
    year...........................  $  1.584    $     1.574    $     1.569    $    1.566    $    1.556    $    1.548
  Unit Value at end of year........     1.579          1.566          1.559         1.556         1.543         1.533
  Number of units outstanding at
    end of year....................    52,302      3,761,951             --       503,650       394,690       562,632
  TEMPLETON GLOBAL INCOME
    SECURITIES FUND 10/96)+
  Unit Value at beginning of
    year...........................  $  1.052    $     1.045    $     1.042    $    1.040    $    1.034    $    1.029
  Unit Value at end of year........     1.101          1.092          1.087         1.085         1.076         1.069
  Number of units outstanding at
    end of year....................        --        202,324             --        56,683        20,144        25,756
  TEMPLETON GROWTH SECURITIES FUND
    (10/96)
  Unit Value at beginning of
    year...........................  $  1.552    $     1.542    $     1.537    $    1.534    $    1.525    $    1.517
  Unit Value at end of year........     1.657          1.643          1.636         1.633         1.619         1.609
  Number of units outstanding at
    end of year....................   295,851      9,345,295             --     2,497,749       429,598       684,317
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  INVESTORS FUND (10/98)
  Unit Value at beginning of
    year...........................  $  1.339    $     1.336    $     1.334    $    1.333    $    1.330    $    1.328
  Unit Value at end of year........     1.534          1.527          1.524         1.522         1.515         1.510
  Number of units outstanding at
    end of year....................   143,552         98,402        114,539        63,550         5,096         3,198

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                              YEAR ENDED 2000
----------------------------------------------------------------------------------------------------------------------
                                        P1            P2             P3            P4            P5            P6
                                        --            --             --            --            --            --
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  2.305    $     2.290    $     2.283    $    2.279    $    2.265    $    2.254
  Unit Value at end of year........     1.874          1.858          1.850         1.846         1.831         1.819
  Number of units outstanding at
    end of year....................   275,547     23,043,619      7,514,662       945,729       501,928       255,841
  MFS TOTAL RETURN PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year...........................  $  1.427    $     1.418    $     1.414    $    1.411    $    1.402    $    1.395
  Unit Value at end of year........     1.655          1.641          1.634         1.631         1.617         1.607
  Number of units outstanding at
    end of year....................    66,536      1,699,453      1,737,087       113,271       314,687       151,272
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.098    $     1.091    $     1.088    $    1.086    $    1.079    $    1.074
  Unit Value at end of year........     1.088          1.079          1.074         1.072         1.063         1.056
  Number of units outstanding at
    end of year....................     4,035        578,829        358,569        82,091       174,538       153,349
  SMITH BARNEY HIGH INCOME
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.202    $     1.194    $     1.191    $    1.189    $    1.181    $    1.176
  Unit Value at end of year........     1.099          1.090          1.085         1.083         1.074         1.067
  Number of units outstanding at
    end of year....................       170        329,280        575,898        89,238        25,915        49,732
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.835    $     1.823    $     1.817    $    1.814    $    1.803    $    1.794
  Unit Value at end of year........     1.390          1.378          1.373         1.370         1.358         1.350
  Number of units outstanding at
    end of year....................   212,288      1,750,019      2,064,021       560,029       138,505        58,628
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO (8/98)
  Unit Value at beginning of
    year...........................  $  1.709    $     1.704    $     1.702    $    1.701    $    1.697    $    1.693
  Unit Value at end of year........     1.581          1.573          1.570         1.568         1.561         1.555
  Number of units outstanding at
    end of year....................    78,925      1,305,175      1,419,996       187,316       142,592         6,223
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO (10/96)*
  Unit Value at beginning of
    year...........................  $  1.448    $     1.439    $     1.434    $    1.432    $    1.423    $    1.416
  Unit Value at end of year........     1.628          1.615          1.608         1.604         1.591         1.581
  Number of units outstanding at
    end of year....................   706,152      1,347,297      1,162,121     1,337,882       159,017       204,244
  SMITH BARNEY MONEY MARKET
    PORTFOLIO (10/96)*
  Unit Value at beginning of
    year...........................  $  1.148    $     1.141    $     1.137    $    1.135    $    1.128    $    1.122
  Unit Value at end of year........     1.210          1.200          1.195         1.192         1.182         1.175
  Number of units outstanding at
    end of year....................    56,905      1,166,205      1,095,586       894,768       353,131       440,206

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                              YEAR ENDED 2000
----------------------------------------------------------------------------------------------------------------------
                                        P1            P2             P3            P4            P5            P6
                                        --            --             --            --            --            --
THE TRAVELERS SERIES TRUST
  CONVERTIBLE BOND PORTFOLIO (8/99)
  Unit Value at beginning of
    year...........................  $  1.100    $     1.099    $     1.098    $    1.098    $    1.097    $    1.097
  Unit Value at end of year........     1.230          1.226          1.225         1.224         1.221         1.218
  Number of units outstanding at
    end of year....................       503             --             --       131,469            --           179
  DISCIPLINED MID CAP STOCK
    PORTFOLIO (9/98)
  Unit Value at beginning of
    year...........................  $  1.454    $     1.451    $     1.449    $    1.448    $    1.444    $    1.442
  Unit Value at end of year........     1.686          1.678          1.675         1.673         1.665         1.659
  Number of units outstanding at
    end of year....................    10,638        464,359        551,755        85,858         8,052         1,270
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)+
  Unit Value at beginning of
    year...........................  $  1.306    $     1.303    $     1.301    $    1.301    $    1.298    $    1.296
  Unit Value at end of year........     1.325          1.320          1.317         1.315         1.310         1.306
  Number of units outstanding at
    end of year....................     5,373         28,352         74,116        10,709         8,029            --
  MFS MID CAP GROWTH PORTFOLIO
    (9/98)
  Unit Value at beginning of
    year...........................  $  1.979    $     1.974    $     1.972    $    1.971    $    1.966    $    1.962
  Unit Value at end of year........     2.152          2.142          2.137         2.135         2.125         2.118
  Number of units outstanding at
    end of year....................   165,835        808,818      1,377,795       267,941        64,395         5,885
  MFS RESEARCH PORTFOLIO (10/98)
  Unit Value at beginning of
    year...........................  $  1.531    $     1.527    $     1.525    $    1.524    $    1.521    $    1.518
  Unit Value at end of year........     1.437          1.431          1.427         1.426         1.420         1.415
  Number of units outstanding at
    end of year....................   156,027        486,870        271,264        30,148        12,601         2,997
  SOCIAL AWARENESS STOCK PORTFOLIO
    (10/96)
  Unit Value at beginning of
    year...........................  $  1.985    $     1.972    $     1.966    $    1.963    $    1.950    $    1.941
  Unit Value at end of year........     1.964          1.947          1.939         1.935         1.918         1.906
  Number of units outstanding at
    end of year....................   104,272      1,713,947      3,098,531       585,417       249,226       313,700
  STRATEGIC STOCK PORTFOLIO (9/98)+
  Unit Value at beginning of
    year...........................  $  1.118    $     1.115    $     1.114    $    1.113    $    1.110    $    1.108
  Unit Value at end of year........     1.225          1.220          1.217         1.216         1.210         1.206
  Number of units outstanding at
    end of year....................        --          7,276        354,007        11,312         4,503         4,753
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)
  Unit Value at beginning of
    year...........................  $  1.107    $     1.102    $     1.100    $    1.098    $    1.093    $    1.090
  Unit Value at end of year........     1.177          1.170          1.166         1.164         1.156         1.151
  Number of units outstanding at
    end of year....................     1,597      1,513,495        536,459        95,811       134,012       142,435
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.199    $     1.192    $     1.188    $    1.186    $    1.178    $    1.172
  Unit Value at end of year........     1.364          1.353          1.347         1.344         1.333         1.324
  Number of units outstanding at
    end of year....................     1,246        657,535      1,106,538       327,066        96,447       138,105

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                              YEAR ENDED 2000
----------------------------------------------------------------------------------------------------------------------
                                        P1            P2             P3            P4            P5            P6
                                        --            --             --            --            --            --
  UTILITIES PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.503    $     1.494    $     1.489    $    1.487    $    1.477    $    1.470
  Unit Value at end of year........     1.857          1.842          1.834         1.830         1.815         1.803
  Number of units outstanding at
    end of year....................  $ 33,199    $   920,744    $   656,973    $  131,675    $   68,174    $    6,646
VARIABLE INSURANCE PRODUCTS FUND
  EQUITY INCOME PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.559    $     1.549    $     1.544    $    1.542    $    1.532    $    1.524
  Unit Value at end of year........     1.680          1.666          1.659         1.656         1.642         1.631
  Number of units outstanding at
    end of year....................    93,837     13,184,237             --     2,541,551       359,257     1,034,876
  GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  2.311    $     2.296    $     2.289    $    2.285    $    2.270    $    2.259
  Unit Value at end of year........     2.045          2.028          2.019         2.015         1.998         1.985
  Number of units outstanding at
    end of year....................   499,205     22,300,692             --     5,918,391       828,146     1,026,697
  HIGH INCOME PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.212    $     1.204    $     1.201    $    1.199    $    1.191    $    1.185
  Unit Value at end of year........     0.934          0.926          0.922         0.920         0.913         0.907
  Number of units outstanding at
    end of year....................    94,397      2,179,524             --       654,249       214,777       163,606
VARIABLE INSURANCE PRODUCTS FUND II
  ASSET MANAGER PORTFOLIO (10/96)
  Unit Value at beginning of
    year...........................  $  1.589    $     1.578    $     1.573    $    1.571    $    1.561    $    1.553
  Unit Value at end of year........     1.517          1.504          1.498         1.495         1.482         1.473
  Number of units outstanding at
    end of year....................    56,454      8,934,315             --     1,048,925       501,724       487,812

For 2000, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

Date shown next to fund name reflects date money first came into the fund through the Separate Account. The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

 * Fund's name has changed. Refer to prospectus for new fund name.

 + No longer available to new contract owners.

++ Fund is closed.

The .90% mortality and expense risk charge is currently available only through Gold Track Select Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX B
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT, 06183-9061.

Name:
--------------------------------------------------------------------------------
Address:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       THIS PAGE INTENTIONALLY LEFT BLANK

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

L-12549                                                        Printed in U.S.A.
                                                                  TIC Ed. 5-2001

                               GOLD TRACK SELECT

                                   PROSPECTUS

This prospectus describes Gold Track Select, a flexible premium group variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company," "us" or "we").

The Contract's value will vary daily to reflect the investment experience of the funding options you select and the interest credited to the Fixed Account. The variable funding options available through Travelers Separate Account QP for Variable Annuities are:

Capital Appreciation Fund                                    STRONG VARIABLE INSURANCE FUNDS, INC.
High Yield Bond Trust                                        Strong Multi Cap Value Fund II(9)
Managed Assets Trust                                         TRAVELERS SERIES FUND INC.
Money Market Portfolio                                       AIM Capital Appreciation Portfolio
AIM VARIABLE INSURANCE FUNDS, INC.                             Alliance Growth Portfolio
  AIM V.I. Value Fund                                          MFS Total Return Portfolio
CITISTREET FUNDS, INC(1)                                       Putnam Diversified Income Portfolio
  CitiStreet Diversified Bond Fund(2)                          Smith Barney Aggressive Growth Portfolio
  CitiStreet International Stock Fund(3)                       Smith Barney High Income Portfolio
  CitiStreet Large Company Stock Fund(4)                       Smith Barney International All Cap Portfolio(8)
  CitiStreet Small Company Stock Fund(5)                       Smith Barney Large Capitalization Growth
CREDIT SUISSE WARBURG PINCUS TRUST                           Portfolio
  Emerging Markets Portfolio                                 THE TRAVELERS SERIES TRUST
DELAWARE GROUP PREMIUM FUND                                  Disciplined Mid Cap Stock Portfolio
  REIT Series                                                  Equity Income Portfolio
  Small Cap Value Series                                       Federated Stock Portfolio
DREYFUS VARIABLE INVESTMENT FUND                               Large Cap Portfolio
  Appreciation Portfolio -- Initial Class                      Lazard International Stock Portfolio
  Small Cap Portfolio -- Initial Class                         MFS Emerging Growth Portfolio
GREENWICH STREET SERIES FUND                                   MFS Mid Cap Growth Portfolio
  Appreciation Portfolio                                       MFS Research Portfolio
  Equity Index Portfolio Class II Shares                       Social Awareness Stock Portfolio
  Fundamental Value Portfolio(6)                               Travelers Quality Bond Portfolio
JANUS ASPEN SERIES                                             U.S. Government Securities Portfolio
  Aggressive Growth Portfolio -- Service Shares                Utilities Portfolio
  Balanced Portfolio -- Service Shares                       VAN KAMPEN LIFE INVESTMENT TRUST
  Worldwide Growth Portfolio -- Service Shares               Emerging Growth Portfolio -- Class II
PIMCO VARIABLE INSURANCE TRUST                                 Enterprise Portfolio -- Class II
  Total Return Bond Portfolio                                VARIABLE ANNUITY PORTFOLIOS
PUTNAM VARIABLE TRUST                                        Smith Barney Small Cap Growth Opportunities
  Putnam VT International Growth Fund -- Class IB Shares       Portfolio(9)
  Putnam VT Small Cap Value Fund -- Class IB Shares          VARIABLE INSURANCE PRODUCTS FUND II (FIDELITY)
  Putnam VT Voyager II Fund -- Class IB Shares               Contrafund(R) Portfolio -- Service Class 2
SALOMON BROTHERS VARIABLE SERIES FUND, INC.                  VARIABLE INSURANCE PRODUCTS FUND III (FIDELITY)
  Capital Fund                                               Dynamic Capital Appreciation Portfolio -- Service
  Investors Fund                                             Class 2
  Small Cap Growth Fund                                        Mid Cap Portfolio -- Service Class 2
  Total Return Fund
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Large Cap Core Portfolio(7)
  Smith Barney Premier Selection All Cap Growth Portfolio(8)

---------------

(1) formerly American Odyssey Funds, Inc.
(2) formerly Long-Term Bond Fund
(3) formerly International Equity Fund
(4) formerly Core Equity Fund
(5) formerly Emerging Opportunities Fund
(6) formerly Total Return Portfolio
 (7) formerly Select Growth Portfolio
 (8) formerly Select Mid Cap Portfolio
 (9) formerly Strong Schaefer Value Fund
(10) formerly Smith Barney International Equity Fund
(11) formerly Select Small Cap Portfolio of the Concert
     Investment Series

THE FIXED ACCOUNT IS DESCRIBED IN A SEPARATE PROSPECTUS. THE CONTRACT, CERTAIN CONTRACT FEATURES AND/OR SOME OF THE FUNDING OPTIONS MAY NOT BE AVAILABLE IN ALL STATES. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

This prospectus sets forth the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, CT 06183-5030, call 1-800-842-9368, or access the SEC's website
(http://www.sec.gov). See Appendix B for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                         PROSPECTUS DATED: MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms.....................      2
Summary....................................      3
Fee Table..................................      6
Condensed Financial Information............     13
The Annuity Contract.......................     13
  Contract Owner Inquiries.................     13
  Allocated Contracts......................     13
  Unallocated Contracts....................     13
  Purchase Payments........................     13
  Accumulation Units.......................     14
  The Variable Funding Options.............     14
Charges and Deductions.....................     19
  General..................................     19
  Withdrawal Charge........................     20
  Free Withdrawal Allowance................     21
  Mortality and Expense Risk Charge........     21
  Variable Funding Option Expenses.........     21
  Premium Tax..............................     21
  Changes in Taxes Based upon Premium or
    Value..................................     21
  Administrative Charge....................     21
  TPA Administrative Charges...............     22
Transfers..................................     22
  Dollar Cost Averaging....................     22
  Asset Allocation Advice..................     23
Access to Your Money.......................     23
  Systematic Withdrawals...................     23
Ownership Provisions.......................     24
  Types of Ownership.......................     24
  Beneficiary..............................     24
Death Benefit..............................     24
  Death Benefit Proceeds Prior to Maturity
    Date...................................     24
  Payment of Proceeds......................     25
  Death Proceeds After the Maturity Date...     25
The Annuity Period.........................     26
  Maturity Date............................     26
  Allocation of Annuity....................     26
  Variable Annuity.........................     26
  Fixed Annuity............................     27
  Election of Options......................     27
  Retired Life Certificate.................     27
  Allocation of Cash Value During the
    Annuity Period.........................     27
  Annuity Options..........................     28
Miscellaneous Contract Provisions..........     29
  Right to Return..........................     29
  Termination of Allocated Contracts.......     29
  Contract Exchanges.......................     29
  Suspension of Payments...................     30
The Separate Account.......................     30
  Performance Information..................     30
    Standardized Method....................     31
    Nonstandardized Method.................     31
    General................................     31
Federal Tax Considerations.................     31
  General Taxation of Annuities............     31
  Qualified Annuity Contracts..............     32
  Penalty Tax for Premature
    Distributions..........................     32
  Diversification Requirements for Variable
    Annuities..............................     32
  Ownership of the Investment..............     32
  Mandatory Distributions for Qualified
    Plans..................................     32
  Taxation of Death Benefit Proceeds.......     32
Other Information..........................     33
  The Insurance Company....................     33
  Distribution of Variable Annuity
    Contracts..............................     33
  Conformity with State and Federal Laws...     33
  Voting Rights............................     33
  Contract Modification....................     33
  Legal Proceedings........................     33
  Travelers Insurance Company..............     34
APPENDIX A: Condensed Financial
  Information..............................    A-1
APPENDIX B: Contents of the Statement Of
  Additional Information...................    B-1
APPENDIX C: Texas Optional Retirement Plan
  Participants.............................    C-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit..........................   14
Annuitant..................................   24
Annuity Commencement Date..................   26
Annuity Payments...........................   26
Annuity Unit...............................   14
Cash Surrender Value.......................   23
Cash Value.................................   23
Certificate................................   13
Contract Date..............................   13
Contract Owner (You, Your).................   13
Contract Value.............................   13
Contract Year..............................   13
Death Report Date..........................   24
Funding Option(s)..........................   14
Individual Account.........................   13
Maturity Date..............................   26
Participant................................   13
Purchase Payment...........................   13
Written Request............................   13

                                    SUMMARY:
                      TRAVELERS GOLD TRACK SELECT ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE VARIABLE ANNUITY CONTRACT? The Contract offered by the Travelers Insurance Company is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment(s) to one or more of the variable funding options and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, your pre-tax contributions accumulate on a tax-deferred bases and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of a number of annuity options .

Once you choose one of the annuity options and begin to receive payments, it cannot be changed. During the payout phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with qualified retirement plans (which include contracts qualifying under Section 401(a), 403(b), or 457 of the Internal Revenue Code (the "Code"). Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing the Contract for its Death Benefit, Annuity Option Benefits orother non-tax related benefits.

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract.

WHO IS THE CONTRACT ISSUED TO? If a group allocated contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the group participant for allocated contracts, and the contract owner for unallocated contracts. Where we refer to your Contract, we are referring to a group allocated contract or individual certificate, as applicable.

Depending on your retirement plan provisions, certain features and/or funding options described in this prospectus may not be available to you (for example, dollar-cost averaging, the CHART program, etc.). Your retirement plan provisions supercede the prospectus. If you have any questions about your specific retirement plan, contact your plan administrators.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you receive a full refund of the cash value plus any Contract charges you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return (free look), or the return of the purchase payments, we will comply. You bear the investment risk on the purchase payments allocated to a variable funding option during the free look period; therefore, the cash value returned to you may be greater or less than your purchase payment. The cash value will be determined as of the close of business on the day we receive a written request for a refund. There is no right to return period for unallocated contracts.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payments to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may also transfer between the Fixed Account and the variable funding options at least once every six months, provided the amount is not greater than 20% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum sub-account administrative charge of 0.10% annually, depending upon the terms of your allocated contract. We deduct a maximum annual insurance charge of 1.20% of the amounts you direct to the variable funding options. Each funding option also charges for management and other expenses.

If you withdraw amounts from the Contract, a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If you withdraw all amounts under the Contract, or if you begin receiving annuity payments, we may be required by your state to deduct a premium tax.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments you make during the accumulation phase are made with before-tax dollars. Generally, you will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity payments. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

You may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit is calculated as of the close of the business day on which the Home Office receives due proof of death.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

        - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

        - ASSET ALLOCATION ADVICE. If allowed, you may elect to enter into a separate advisory agreement with CitiStreet Financial Services LLC. ("CitiStreet"), an affiliate of the Company, for the purpose of receiving asset allocation advice under CitiStreet's CHART Program. The CHART Program allocates all purchase payments among the CitiStreet Funds. The CHART Program and applicable fees are fully described in a separate disclosure statement.

        - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                   FEE TABLE
--------------------------------------------------------------------------------

The purpose of this Fee Table is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

 MAXIMUM TRANSACTION EXPENSES

----------------------------------------------------------------------------------------
           SURRENDER CHARGE                   CONTRACT/CERTIFICATE YEAR       PERCENTAGE
----------------------------------------------------------------------------------------
As a percentage of amount surrendered                    0-2                      5%
                                                         3-4                      4%
                                                         5-6                      3%
                                                         7-8                      2%
                                                         9+                       0%

 MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

Mortality and Expense Risk Fees                              1.20%

(As a percentage of average daily net assets of the Separate Account)

 OTHER ANNUAL CHARGES

Funding Option Administrative Charge                          0.10%

(As a percentage of amounts allocated to the variable funding options under allocated contracts)

VARIABLE FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)
--------------------------------------------------------------------------------

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES     EXPENSES#
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund......................       0.81%                    0.02%            0.83%
High Yield Bond Trust..........................       0.56%                    0.27%            0.83%
Managed Assets Trust...........................       0.56%                    0.03%            0.59%
Money Market Portfolio.........................       0.38%                    0.02%            0.40%
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund........................       0.61%                    0.23%            0.84%
CITISTREET FUNDS, INC.
    CitiStreet Diversified Bond Fund...........       0.49%                    0.13%            0.62%
    CitiStreet International Stock Fund........       0.58%                    0.17%            0.75%
    CitiStreet Large Company Stock Fund........       0.55%                    0.13%            0.68%
    CitiStreet Small Company Stock Fund........       0.66%                    0.18%            0.84%
CITISTREET FUNDS, INC.**
    CitiStreet Diversified Bond Fund...........       0.49%                    1.38%            1.87%
    CitiStreet International Stock Fund........       0.58%                    1.42%            2.00%
    CitiStreet Large Company Stock Fund........       0.55%                    1.38%            1.93%
    CitiStreet Small Company Stock Fund........       0.66%                    1.43%            2.09%
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio.................       1.09%                    0.31%            1.40%(1)
DELAWARE GROUP PREMIUM FUND
    REIT Series................................       0.57%                    0.28%            0.85%(2)
    Small Cap Value Series.....................       0.71%                    0.14%            0.85%(2)
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial Shares...       0.75%                    0.03%            0.78%(3)
    Small Cap Portfolio -- Initial Shares......       0.75%                    0.03%            0.78%(3)
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.....................       0.75%                    0.03%            0.78%(4)
    Equity Index Portfolio -- Class II
      Shares*..................................       0.21%       0.25%        0.04%            0.50%(5)
    Fundamental Value Portfolio................       0.75%                    0.04%            0.79%(4)
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.02%            0.92%
    Balanced Portfolio -- Service Shares*......       0.65%       0.25%        0.02%            0.92%
    Worldwide Growth Portfolio -- Service
      Shares*..................................       0.65%       0.25%        0.05%            0.95%
OCC ACCUMULATION TRUST
    Equity Portfolio+..........................       0.80%                    0.15%            0.95%
PIMCO VARIABLE INSURANCE TRUST
    Total Return Bond Portfolio................       0.25%                    0.40%            0.65%(6)
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB Shares*.........................       0.76%       0.25%        0.18%            1.19%
    Putnam VT Small Cap Value Fund -- Class IB
      Shares*..................................       0.80%       0.25%        0.30%            1.35%
    Putnam VT Voyager II Fund -- Class IB
      Shares*..................................       0.70%       0.25%        0.30%            1.25%(7)
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund...............................       0.58%                    0.42%            1.00%(8)
    Investors Fund.............................       0.70%                    0.21%            0.91%
    Small Cap Growth Fund......................       0.00%                    1.50%            1.50%(8)
    Total Return Fund..........................       0.46%                    0.54%            1.00%(8)
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio......       0.75%                    0.20%            0.95%(9)
    Smith Barney Premier Selection All Cap
      Growth Portfolio.........................       0.75%                    0.20%            0.95%(9)
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Multi Cap Value Fund II.............       1.00%                    0.20%            1.20%(10)

                                                                                               TOTAL
                                                                                               ANNUAL
                                                                                             OPERATING
                                                 MANAGEMENT FEE           OTHER EXPENSES     EXPENSES#
                                                 (AFTER EXPENSE   12B-1   (AFTER EXPENSE   (AFTER EXPENSE
               UNDERLYING FUNDS:                 REIMBURSEMENT)   FEES    REIMBURSEMENT)   REIMBURSEMENT)
---------------------------------------------------------------------------------------------------------
THE MONTGOMERY FUNDS III
    Montgomery Variable Series: Growth Fund+...       0.82%                    0.43%            1.25%(11)
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio........       0.76%                    0.12%            0.88%
    Disciplined Small Cap Stock Portfolio+.....       0.86%                    0.14%            1.00%(12)
    Equity Income Portfolio....................       0.75%                    0.07%            0.82%(13)
    Federated High Yield Portfolio+............       0.71%                    0.17%            0.88%
    Federated Stock Portfolio..................       0.69%                    0.14%            0.82%
    Large Cap Portfolio........................       0.75%                    0.07%            0.82%(13)
    Lazard International Stock Portfolio.......       0.89%                    0.14%            1.02%
    MFS Emerging Growth Portfolio..............       0.81%                    0.05%            0.86%
    MFS Mid Cap Growth Portfolio...............       0.86%                    0.04%            0.90%
    MFS Research Portfolio.....................       0.86%                    0.06%            0.92%
    Social Awareness Stock Portfolio...........       0.71%                    0.04%            0.75%
    Strategic Stock Portfolio+.................       0.66%                    0.24%            0.90%(12)
    Travelers Quality Bond Portfolio...........       0.38%                    0.11%            0.49%
    U.S. Government Securities Portfolio.......       0.39%                    0.09%            0.48%
    Utilities Portfolio........................       0.71%                    0.18%            0.89%
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.........       0.80%                    0.03%            0.83%(14)
    Alliance Growth Portfolio..................       0.80%                    0.01%            0.81%(14)
    MFS Total Return Portfolio.................       0.80%                    0.04%            0.84%(14)
    Putnam Diversified Income Portfolio........       0.75%                    0.12%            0.87%(14)
    Smith Barney Aggressive Growth Portfolio...       0.80%                    0.19%            0.99%(14)
    Smith Barney High Income Portfolio.........       0.60%                    0.06%            0.66%(14)
    Smith Barney International All Cap Growth
      Portfolio................................       0.90%                    0.08%            0.98%(14)
    Smith Barney Large Cap Value Portfolio+....       0.65%                    0.01%            0.66%(14)
    Smith Barney Large Capitalization Growth
      Portfolio................................       0.75%                    0.02%            0.77%(14)
    Smith Barney Money Market Portfolio+.......       0.50%                    0.03%            0.53%(14)
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio Class II
      Shares*..................................       0.70%       0.25%        0.05%            1.00%
    Enterprise Portfolio Class II Shares*......       0.50%       0.25%        0.10%            0.85%
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth Opportunities
      Portfolio................................       0.75%                    0.15%            0.90%(15)
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class
      2*.......................................       0.57%       0.25%        0.10%            0.92%(16)
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio --
      Service Class 2*.........................       0.57%       0.25%        0.61%            1.43%(17)
    Mid Cap Portfolio -- Service Class 2*......       0.57%       0.25%        0.17%            0.99%(16)

  * The 12b-1 fees deducted from these classes cover certain distribution, shareholder support and administrative services provided by intermediaries (the insurance company, broker dealer, other service provider).

 ** Includes CHART asset allocation fee of 1.25%.

 +  No longer available to new Contract Owners.

 # Some numbers have been rounded.

  (1) Fee waivers, expense reimbursements, or expense credits reduced expenses for the EMERGING MARKETS PORTFOLIO during 2000, but this may be discontinued at any time. Without such arrangements, the Management Fees, Other Expenses and Total Annual Operating Expenses would equal 1.25%, 0.42% and 1.67%, respectively. The Other Expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 2000, net of any fee waivers or expense reimbursements.

  (2) The Adviser for the REIT SERIES and the SMALL CAP VALUE SERIES is Delaware Management Company ("DMC"). Effective through April 30, 2001, DMC has voluntarily agreed to waive its management fee and reimburse the Series for expenses to the extent that total expenses will not exceed 0.85%. Without such an arrangement, Total Annual Operating Expenses would have been 1.03% and 0.89%, respectively.

  (3)Total Annual Operating Expenses for the SMALL CAP PORTFOLIO - INITIAL SHARES and the APPRECIATION PORTFOLIO - INITIAL SHARES do not include interest expense, loan commitment fees, and dividends on securities sold short. These figures are for the year ended December 31, 2000. Actual expenses in future years may be higher or lower than the fees given.

  (4) The Management Fee includes 0.20% for fund administration.

  (5) The Management Fee includes 0.06% for fund administration.

  (6) "Other Expenses" reflects a 0.25% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the TOTAL RETURN BOND PORTFOLIO. PIMCO has contractually agreed to reduce Total Annual Operating Expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.65% of average daily net assets for the TOTAL RETURN BOND PORTFOLIO. Without such reductions, Total Annual Operating Expenses for the fiscal year ended December 31, 2000 would have been 0.66%. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

  (7) The Total Annual Operating Expenses for the VT VOYAGER FUND II -- CLASS IB SHARES are based on estimated expenses. This fund commenced operations on September 1, 2000.

  (8) The Adviser has waived all or a portion of its Management Fees for the year ended December 31, 2000. If such fees were not waived or expenses reimbursed, the Management Fee, Other Expenses, and Total Annual Operating Expenses would have been 0.85%, 0.42%, and 1.27%, respectively for the CAPITAL FUND; 0.75%, 1.77%, and 2.52%, respectively for the SMALL CAP GROWTH FUND; and 0.80%, 0.54%, and 1.34%, respectively for the TOTAL RETURN FUND.

  (9) The Adviser has agreed to waive all or a portion of its fees and reimburse certain expenses for the year ended October 31, 2000 (the Fund's fiscal year end). If such fees were not waived and expenses not reimbursed, Total Annual Operating Expenses for the SMITH BARNEY PREMIER SELECTION ALL CAP GROWTH PORTFOLIO and the SMITH BARNEY LARGE CAP CORE PORTFOLIO, would have been 2.14% and 1.55%, respectively. As a result of a voluntary expense limitation, the expense ratios of these funds will not exceed 0.95%

 (10) The Adviser for STRONG MULTI CAP VALUE FUND II has voluntarily agreed to cap the Total Annual Operating Expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion without further notification. Absent the waiver of fees, the Total Annual Operating Expenses would be 1.41%.

 (11) The Investment Manager of the MONTGOMERY VARIABLE SERIES: GROWTH FUND has agreed to reduce some or all of its management fees if necessary to keep Total Annual Operating Expenses, expressed on an annualized basis, at or below one and one quarter percent (1.25%) of its average net assets. Absent this waiver of fees, the Total Annual Operating Expenses would equal 2.41%.

 (12) Travelers Insurance Company has agreed to reimburse the STRATEGIC STOCK PORTFOLIO and the DISCIPLINED SMALL CAP STOCK PORTFOLIO for expenses for the period ended December 31, 2000 which exceeded 0.90% and 1.00%, respectively. Without such voluntary arrangements, the actual annualized Total Annual Operating Expenses would have been 0.97% and 1.14%, respectively.

 (13) TAMIC or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the fund's expenses. Without such expense reductions, Total Annual Operating Expenses for the EQUITY INCOME PORTFOLIO and the LARGE CAP PORTFOLIO would have been 0.87% and 0.84%, respectively.

 (14) Expenses are as of October 31, 2000 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 2000.

 (15) The Adviser has agreed to reimburse SMITH BARNEY SMALL GROWTH OPPORTUNITIES PORTFOLIO for the period ended December 31, 2000. If such expenses were not voluntarily reimbursed, the actual annualized Total Annual Operating Expenses would have been 4.45%.

 (16) Actual annual operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. Without such reduction, Total Annual Operating Expenses for CONTRAFUND(R) PORTFOLIO - SERVICE CLASS 2, and MID CAP PORTFOLIO - SERVICE CLASS 2 would have been 0.90%, and 0.94%, respectively.

 (17) The Total Annual Operating Expenses for the DYNAMIC CAPITAL APPRECIATION PORTFOLIO - SERVICE CLASS 2 are based on estimated expenses.

EXAMPLE

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue.

 EXAMPLE WITH SURRENDER CHARGES (PERCENTAGE OF AMOUNT SURRENDERED)

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and the charges reflected in the expense table above:

----------------------------------------------------------------------------------------------------------------------------
                                                 IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                               -------------------------------------   -------------------------------------
         UNDERLYING FUNDING OPTIONS:           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund....................    73       110       149        246       22        67       114        246
High Yield Bond Trust........................    73       110       149        246       22        67       114        246
Managed Assets Trust.........................    71       103       137        221       19        59       102        221
Money Market Portfolio.......................    69        98       128        201       17        54        92        201
AIM VARIABLE INSURANCE FUNDS, INC.
    AIM V.I. Value Fund......................    73       111       149        247       22        67       115        247
CITISTREET FUNDS, INC.
    CitiStreet Diversified Bond Fund.........    71       104       139        224       19        60       104        224
    CitiStreet International Stock Fund......    72       108       145        238       21        64       110        238
    CitiStreet Large Company Stock Fund......    72       106       142        231       20        62       107        231
    CitiStreet Small Company Stock Fund......    73       111       149        247       22        67       115        247
CITISTREET FUNDS, INC.*
    CitiStreet Diversified Bond Fund.........    83       140       199        348       32        98       166        348
    CitiStreet International Stock Fund......    84       144       205        359       33       102       172        359
    CitiStreet Large Company Stock Fund......    83       142       202        353       33        99       169        353
    CitiStreet Small Company Stock Fund......    85       146       209        368       34       104       176        368
CREDIT SUISSE WARBURG PINCUS TRUST
    Emerging Markets Portfolio...............    78       127       177        303       27        84       143        303
DELAWARE GROUP PREMIUM FUND
    REIT Series..............................    73       111       150        248       22        67       115        248
    Small Cap Value Series...................    73       111       150        248       22        67       115        248
DREYFUS VARIABLE INVESTMENT FUND
    Appreciation Portfolio -- Initial
      Class..................................    73       109       147        241       21        65       112        241
    Small Cap Portfolio -- Initial Class.....    73       109       147        241       21        65       112        241
GREENWICH STREET SERIES FUND
    Appreciation Portfolio...................    73       109       147        241       21        65       112        241
    Equity Index Portfolio -- Class II
      Shares.................................    70       101       133        212       18        57        97        212
    Fundamental Value Portfolio..............    73       109       147        242       21        65       112        242
JANUS ASPEN SERIES
    Aggressive Growth Portfolio -- Service
      Shares.................................    74       113       153        255       23        69       119        255
    Balanced Portfolio -- Service Shares.....    74       113       153        255       23        69       119        255
    Worldwide Growth Portfolio -- Service
      Shares.................................    74       114       155        258       23        70       120        258
OCC ACCUMULATION TRUST
    Equity Portfolio+........................    74       114       155        258       23        70       120        258
PIMCO VARIABLE INSURANCE TRUST
        Total Return Bond Portfolio..........    71       105       140        227       20        61       105        227
PUTNAM VARIABLE TRUST
    Putnam VT International Growth Fund --
      Class IB...............................    76       121       167        283       25        78       133        283
    Shares Putnam VT Small Cap Value Fund --
      Class IB Shares........................    78       125       174        298       27        82       141        298
    Putnam VT Voyager II Fund -- Class IB
      Shares.................................    77       122       169        289       26        79       136        289
SALOMON BROTHERS VARIABLE SERIES FUND INC.
    Capital Fund.............................    75       115       157        264       23        72       123        264
    Investors Fund...........................    74       113       153        254       22        69       118        254
    Small Cap Growth Fund....................    79       130       181        313       28        87       148        313
    Total Return Fund........................    75       115       157        264       23        72       123        264
SMITH BARNEY INVESTMENT SERIES
    Smith Barney Large Cap Core Portfolio....    74       114       155        258       23        70       120        258
    Smith Barney Premier Selection All Cap
      Growth.................................    74       114       155        258       23        70       120        258
    Portfolio
STRONG VARIABLE INSURANCE FUNDS, INC.
    Strong Multi Cap Value Fund II...........    77       121       167        284       25        78       133        284
THE MONTGOMERY FUNDS III
    Montgomery Variable Series: Growth
      Fund+..................................    77       122       169        289       26        79       136        289

----------------------------------------------------------------------------------------------------------------------------
                                                 IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                       END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                               -------------------------------------   -------------------------------------
         UNDERLYING FUNDING OPTIONS:           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST
    Disciplined Mid Cap Stock Portfolio......    74       112       151        251       22        68       117        251
    Disciplined Small Cap Stock Portfolio+...    75       115       157        264       23        72       123        264
    Equity Income Portfolio..................    73       110       148        245       22        66       114        245
    Federated High Yield Portfolio+..........    74       112       151        251       22        68       117        251
    Federated Stock Portfolio................    73       110       148        245       22        66       114        245
    Large Cap Portfolio                          73       110       148        245       22        66       114        245
    Lazard International Stock Portfolio.....    75       116       158        266       24        72       124        266
    MFS Emerging Growth Portfolio............    73       111       150        249       22        68       116        249
    MFS Mid Cap Growth Portfolio.............    74       112       152        253       22        69       118        253
    MFS Research Portfolio...................    74       113       153        255       23        69       119        255
    Social Awareness Stock Portfolio.........    72       108       145        238       21        64       110        238
    Strategic Stock Portfolio+...............    74       112       152        253       22        69       118        253
    Travelers Quality Bond Portfolio.........    70       100       132        211       18        56        97        211
    U.S. Government Securities Portfolio.....    70       100       132        209       18        56        96        209
    Utilities Portfolio......................    74       112       152        252       22        69       117        252
TRAVELERS SERIES FUND INC.
    AIM Capital Appreciation Portfolio.......    73       110       149        246       22        67       114        246
    Alliance Growth Portfolio................    73       110       148        244       21        66       113        244
    MFS Total Return Portfolio...............    73       111       149        247       22        67       115        247
    Putnam Diversified Income Portfolio......    73       111       151        250       22        68       116        250
    Smith Barney Aggressive Growth
      Portfolio..............................    75       115       157        263       23        72       123        263
    Smith Barney High Income Portfolio.......    71       105       141        229       20        62       106        229
    Smith Barney International All Cap Growth
      Portfolio..............................    74       115       156        262       23        71       122        262
    Smith Barney Large Cap Value
      Portfolio+.............................    71       105       141        229       20        62       106        229
    Smith Barney Large Capitalization Growth
      Portfolio..............................    72       108       146        240       21        65       111        240
    Smith Barney Money Market Portfolio+.....    70       101       134        215       19        58        99        215
VAN KAMPEN LIFE INVESTMENT TRUST
    Emerging Growth Portfolio Class II
      Shares.................................    75       115       157        264       23        72       123        264
    Enterprise Portfolio Class II Shares.....    73       111       150        248       22        67       115        248
VARIABLE ANNUITY PORTFOLIOS
    Smith Barney Small Cap Growth
      Opportunities Portfolio................    74       112       152        253       22        69       118        253
VARIABLE INSURANCE PRODUCTS FUND II
    Contrafund(R) Portfolio -- Service Class
      2......................................    74       113       153        255       23        69       119        255
VARIABLE INSURANCE PRODUCTS FUND III
    Dynamic Capital Appreciation Portfolio --
      Service Class 2........................    79       128       178        306       28        85       144        306
    Mid Cap Portfolio -- Service Class 2.....    75       115       157        263       23        72       123        263

 + No longer available to new Contract Owners.

 * Reflects expenses that would be incurred for those Contract Owners who participate in the CHART Asset Allocation program.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                         THE VARIABLE ANNUITY CONTRACT
--------------------------------------------------------------------------------

Travelers Gold Track Select Annuity is a contract between the contract owner("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make purchase payments to us and we credit them to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date (referred to as the "Annuity Commencement Date" in your Contract). The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments , plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-9368.

ALLOCATED CONTRACTS

A group allocated Contract will cover all present and future participants under the Contract. A participant under an allocated Contract receives a certificate which evidences participation in the Contract.

UNALLOCATED CONTRACTS

We offer an unallocated annuity Contract, designed for use with certain Qualified Plans where the employer has secured the services of a Third Party Administrator (TPA).

We will issue the Contracts to an employer or the trustee(s) or custodian of an employer's Qualified Plan. We hold all purchase payments under the Contract, as directed by the contract owner. There are no individual accounts under the unallocated Contracts for individual participants in the Qualified Plan.

PURCHASE PAYMENTS

The minimum purchase payment allowed is an average of $1,000 annually per individual certificate, or $10,000 annually per group contract. The initial purchase payment is due and payable before the Contract becomes effective.

We will apply the initial purchase payment within two business days after we receive it in good order at our Home Office. We will credit subsequent purchase payments to a Contract on the same business day, if received in good order by our Home Office by 4:00 p.m. Eastern time. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payments. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-9368 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account. In addition, an affiliated broker-dealer will receive 12b-1 fees deducted from certain underlying fund assets for providing distribution, shareholder support and administrative services to some of the underlying funds.

If any of the underlying funds become unavailable for allocating purchase payments, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund    Seeks growth of capital through the use of common         Travelers Asset Management
                             stocks. Income is not an objective. The Fund invests      International Company LLC
                             principally in common stocks of small to large companies  ("TAMIC")
                             which are expected to experience wide fluctuations in     Subadviser: Janus Capital
                             price both in rising and declining markets.               Corp.
High Yield Bond Trust*       Seeks generous income. The assets of the High Yield Bond  TAMIC
                             Trust will be invested in bonds which, as a class, sell
                             at discounts from par value and are typically high risk
                             securities.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
Managed Assets Trust**       Seeks high total investment return through a fully        TAMIC
                             managed investment policy in a portfolio of equity, debt  Subadviser: Travelers
                             and convertible securities.                               Investment Management
                                                                                       Company ("TIMCO")
Money Market Portfolio*      Seeks high current income from short-term money market    TAMIC
                             instruments while preserving capital and maintaining a
                             high degree of liquidity.
AIM VARIABLE INSURANCE
FUNDS, INC.
  AIM V.I. Value Fund        Seeks to achieve long-term growth of capital by           AIM Advisers, Inc.
                             investing primarily in equity securities of undervalued
                             companies. Income is a secondary objective.
CITISTREET FUNDS, INC.
  CitiStreet Diversified     Seeks maximum long-term total return (capital             CitiStreet Funds
  Bond Fund**                appreciation and income) by investing primarily in fixed  Management, Inc.
                             income securities.                                        ("CitStreet")
                                                                                       Subadviser: Western Asset
                                                                                       Management Company;
                                                                                       Salomon Brothers Asset
                                                                                       Management Inc. ("SBAM");
                                                                                       and SSgA Funds Management,
                                                                                       Inc. ("SSgA")
  CitiStreet International   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadviser: Bank of
                             common stocks of established non-U.S. companies.          Ireland Asset Management
                                                                                       (U.S.) Limited; Smith
                                                                                       Barney Fund Management LLC
                                                                                       ("SBFM") and SSgA
  CitiStreet Large Company   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadvisers Equinox
                             common stocks of well-established companies.              Capital Management,
                                                                                       L.L.C.; Putnam Investment
                                                                                       Management Ind.; and SSgA
  CitiStreet Small Company   Seeks maximum long-term total return (capital             CitiStreet
  Stock Fund                 appreciation and income) by investing primarily in        Subadviser: Cowen Asset
                             common stocks of small companies.                         Management; SBAM; and SSgA
CREDIT SUISSE WARBURG
PINCUS TRUST
  Emerging Markets           Seeks long-term growth of capital by investing primarily  Credit Suisse Asset
  Portfolio                  in equity securities of non-U.S. issuers consisting of    Management, LLC
                             companies in emerging securities markets.

DELAWARE GROUP PREMIUM FUND
  REIT Series                Seeks maximum long-term total return by investing in      Delaware Management
                             securities of companies primarily engaged in the real     Company, Inc.
                             estate industry. Capital appreciation is a secondary      Subadviser: Lincoln
                             objective.                                                Investment Management,
                                                                                       Inc.
  Small Cap Value Series     Seeks capital appreciation by investing in small to       Delaware Management
                             mid-cap common stocks whose market value appears low      Company, Inc.
                             relative to their underlying value or future earnings     Subadviser: Lincoln
                             and growth potential. Emphasis will also be placed on     Investment Management,
                             securities of companies that may be temporarily out of    Inc.
                             favor or whose value is not yet recognized by the
                             market.
DREYFUS VARIABLE INVESTMENT
FUND
  Appreciation Portfolio --  Seeks primarily to provide long-term capital growth       The Dreyfus Corporation
  Initial Class              consistent with the preservation of capital; current      Subadviser: Fayez Sarofim
                             income is a secondary investment objective. The           & Co.
                             portfolio invests primarily in the common stocks of
                             domestic and foreign insurers.
  Small Cap Portfolio --     Seeks to maximize capital appreciation by investing       The Dreyfus Corporation
  Initial Class              primarily in small-cap companies with total market
                             values of less than $1.5 billion at the time of
                             purchase.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES
FUND
  Appreciation Portfolio     Seeks long term appreciation of capital by investing      SBFM
                             primarily in equity securities.
  Equity Index Portfolio     Seeks to replicate, before deduction of expenses, the     TIMCO
  Class II Shares            total return performance of the S&P 500 Index.
  Fundamental Value          Seeks long term capital growth with current income as a   SBFM
  Portfolio                  secondary objective.
JANUS ASPEN SERIES
  Aggressive Growth          Seeks long-term capital growth by investing primarily in  Janus Capital
  Portfolio -- Service       common stocks selected for their growth potential,
  Shares                     normally investing at least 50% in the equity assets of
                             medium-sized companies.
  Balanced Portfolio --      Seeks long-term capital growth, consistent with           Janus Capital
  Service Shares             preservation of capital and balanced by current income.
  Worldwide Growth           Seeks growth of capital in a manner consistent with       Janus Capital
  Portfolio -- Service       preservation of capital by investing primarily in common
  Shares                     stocks of companies of any size throughout the world.
PIMCO VARIABLE INSURANCE
TRUST
  Total Return Bond          Seeks maximum total return, consistent with preservation  Pacific Investment
  Portfolio*                 of capital and prudent investment management, by          Management Company
                             investing primarily in investment-grade debt securities.
PUTNAM VARIABLE TRUST
  Putnam VT International    Seeks capital appreciation by investing mostly in common  Putnam Investment
  Growth Fund -- Class IB    stocks of companies outside the United States.            Management, Inc.
  Shares                                                                               ("Putnam")
  Putnam VT Small Cap Value  Seeks capital appreciation by investing mainly in common  Putnam
  Fund -- Class IB Shares    stocks of U.S. companies with a focus on value stocks.
  Putnam VT Voyager II       Seeks capital appreciation by investing mainly in common  Putnam
  Fund -- Class IB Shares    stocks of U.S. companies with a focus on growth stocks.
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
  Capital Fund               Seeks capital appreciation, primarily through             SBAM
                             investments in common stocks which are believed to have
                             above-average price appreciation potential and which may
                             involve above average risk.
  Investors Fund             Seeks long-term growth of capital, and, secondarily,      SBAM
                             current income, through investments in common stocks of
                             well-known companies.
  Small Cap Growth Fund      Seeks long-term growth of capital by investing primarily  SBAM in equity securities of companies with market
                             capitalizations similar to that of companies included in
                             the Russell 2000 Index.
  Total Return Fund**        Seeks above-average income (compared to a portfolio       SBAM
                             invested entirely in equity securities). Secondarily,
                             seeks opportunities for growth of capital and income.
SMITH BARNEY INVESTMENT
SERIES
  Smith Barney Large Cap     Seeks capital appreciation by investing primarily in      SBFM
  Core Portfolio             U.S. common stocks and other equity securities,
                             typically of established companies with large market
                             capitalization.
  Smith Barney Premier       Seeks long term growth of capital using a multi-manager   SBFM
  Selection All Cap Growth   approach investing in small, medium and large sized
  Portfolio                  companies.
STRONG VARIABLE INSURANCE
FUNDS, INC.
  Strong Multi Cap Value     Seeks long-term capital appreciation. Current income is   Strong Capital Management
  Fund II                    a secondary objective when selecting investments The      Inc.
                             goal is to identify stocks that provide above-average     Subadviser: Schafer
                             earnings growth prospects at a price-to-earnings ratio    Capital Management, Inc.
                             lower than that of the S&P 500.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
STRONG VARIABLE INSURANCE
FUNDS, INC., CONTINUED
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation   Seeks capital appreciation by investing principally in    Travelers Investment
  Portfolio                  common stock, with emphasis on medium-sized and smaller   Advisers ("TIA")
                             emerging growth companies.                                Subadviser: AIM
  Alliance Growth Portfolio  Seeks long-term growth of capital. Current income is      TIA
                             only an incidental consideration. The Portfolio invests   Subadviser: Alliance
                             predominantly in equity securities of companies with a    Capital Management L.P.
                             favorable outlook for earnings and whose rate of growth
                             is expected to exceed that of the U.S. economy over
                             time.
  MFS Total Return           (a balanced portfolio) Seeks to obtain above-average      TIA Subadviser: MFS
  Portfolio**                income (compared to a portfolio entirely invested in
                             equity securities) consistent with the prudent
                             employment of capital. Generally, at least 40% of the
                             Portfolio's assets are invested in equity securities.
  Putnam Diversified Income  Seeks high current income consistent with preservation    TIA
  Portfolio**                of capital. The Portfolio will allocate its investments   Subadviser: Putnam
                             among the U.S. Government Sector, the High Yield Sector,  Investment Management,
                             and the International Sector of the fixed income          Inc.
                             securities markets.
  Smith Barney Aggressive    Seeks capital appreciation by investing primarily in      SBFM
  Growth Portfolio           common stocks of companies that are experiencing, or
                             have the potential to experience, growth of earnings, or
                             that exceed the average earnings growth rate of
                             companies whose securities are included in the S&P 500.
  Smith Barney High Income   Seeks high current income. Capital appreciation is a      SBFM
  Portfolio*                 secondary objective. The Portfolio will invest at least
                             65% of its assets in high-yielding corporate debt
                             obligations and preferred stock.
  Smith Barney               Seeks total return on assets from growth of capital and   SBFM
  International All Cap      income by investing at least 65% of its assets in a
  Growth Portfolio           diversified portfolio of equity securities of
                             established non-U.S. issuers.
  Smith Barney Large Cap     Seeks current income and long-term growth of income and   SBFM
  Value Portfolio+           capital by investing primarily, but not exclusively, in
                             common stocks.
  Smith Barney Large         Seeks long-term growth of capital by investing in equity  SBFM
  Capitalization Growth      securities of companies with large market
  Portfolio                  capitalizations.
  Smith Barney Money Market  Seeks maximum current income and preservation of          SBFM
  Portfolio+*                capital.
THE TRAVELERS SERIES TRUST
  Disciplined Mid Cap Stock  Seeks growth of capital by investing primarily in a       TAMIC
  Portfolio                  broadly diversified portfolio of U.S. common stocks.      Subadviser: TIMCO
  Disciplined Small Cap      Seeks long term capital appreciation by investing         TAMIC
  Stock Portfolio+           primarily (at least 65% of its total assets) in the       Subadviser: TIMCO
                             common stocks of U.S. Companies with relatively small
                             market capitalizations at the time of investment.
  Equity Income Portfolio    Seeks reasonable income by investing at least 65% in      TAMIC
                             income-producing equity securities. The balance may be    Subadviser: Fidelity
                             invested in all types of domestic and foreign             Management & Research Co
                             securities, including bonds. The Portfolio seeks to       ("FMR")
                             achieve a yield that exceeds that of the securities
                             comprising the S&P 500. The Subadviser also considers
                             the potential for capital appreciation.
  Federated High Yield       Seeks high current income by investing primarily in a     TAMIC
  Portfolio+*                professionally managed , diversified portfolio of fixed   Subadviser: Federated
                             income securities.                                        Investment Counseling,
                                                                                       Inc.
  Federated Stock Portfolio  Seeks growth of income and capital by investing           TAMIC
                             principally in a professionally managed and diversified   Subadviser: Federated
                             portfolio of common stock of high-quality companies       Investment Counseling,
                             (i.e., leaders in their industries and characterized by   Inc.
                             sound management and the ability to finance expected
                             growth).
  Large Cap Portfolio        Seeks long-term growth of capital by investing primarily  TAMIC
                             in equity securities of companies with large market       Subadviser: FMR
                             capitalizations.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST,
CONTINUED
  Lazard International       Seeks capital appreciation by investing primarily in the  TAMIC
  Stock Portfolio            equity securities of non-United States companies (i.e.,   Subadviser: Lazard Asset
                             incorporated or organized outside the United States).     Management
  MFS Emerging Growth        Seeks to provide long-term growth of capital. Dividend    TAMIC
  Portfolio                  and interest income from portfolio securities, if any,    Subadviser: Massachusetts
                             is incidental to the MFS Portfolio's investment           Financial Services ("MFS")
                             objective.
  MFS Mid Cap Growth         Seeks to obtain long-term growth of capital by            TAMIC
  Portfolio                  investing, under normal market conditions, at least 65%   Subadviser: MFS
                             of its total assets in equity securities of companies
                             with medium market capitalization which the investment
                             adviser believes have above-average growth potential.
  MFS Research Portfolio     Seeks to provide long-term growth of capital and future   TAMIC
                             income.                                                   Subadviser: MFS
  Social Awareness Stock     Seeks long-term capital appreciation and retention of     SBFM
  Portfolio                  net investment income by selecting investments,
                             primarily common stocks, which meet the social criteria
                             established for the Portfolio. Social criteria currently
                             excludes companies that derive a significant portion of
                             their revenues from the production of tobacco, tobacco
                             products, alcohol, or military defense systems, or in
                             the provision of military defense related services or
                             gambling services.
  Strategic Stock            Seeks to provide an above-average total return through a  TAMIC
  Portfolio+                 combination of potential capital appreciation and         Subadviser: TIMCO
                             dividend income by investing primarily in high dividend
                             yielding stocks periodically selected from the companies
                             included in (i) the Dow Jones Industrial Average and
                             (ii) a subset of the S&P Industrial Index.
  Travelers Quality Bond     Seeks current income, moderate capital volatility and     TAMIC
  Portfolio*                 total return.
  U.S. Government            Seeks to select investments from the point of view of an  TAMIC
  Securities Portfolio*      investor concerned primarily with the highest credit
                             quality, current income and total return. The assets of
                             the Portfolio will be invested in direct obligations of
                             the United States, its agencies and instrumentalities.
  Utilities Portfolio        Seeks to provide current income by investing in equity    SBFM
                             and debt securities of companies in the utilities
                             industries.
VAN KAMPEN LIFE INVESTMENT
  TRUST
  Emerging Growth            Seeks capital appreciation by investing primarily in      Van Kampen Asset
  Portfolio -- Class II      common stocks of companies considered to be emerging      Management
  Shares                     growth companies.
  Enterprise Portfolio --    Seeks capital appreciation through investments believed   Van Kampen Asset
  Class II Shares            by the Adviser to have above-average potential for        Management
                             capital appreciation.
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap     Seeks long-term capital growth by investing in equity     Citi Fund Management, Inc.
  Growth Opportunities       securities of U.S. companies with market capitalizations
  Portfolio                  below the top 1,000 stocks of the equity market. Under
                             normal circumstances, at least 65% of the fund's total
                             assets will be invested in such companies. Dividend
                             income, if any, is incidental to this investment
                             objective.
VARIABLE INSURANCE PRODUCTS
FUND II
  Contrafund(R) Portfolio--  Seeks long-term capital appreciation by investing         FMR
  Service Class 2            primarily in common stocks of companies whose value the
                             adviser believes is not fully recognized by the public.
VARIABLE INSURANCE PRODUCTS
  III
  Dynamic Capital            Seeks capital appreciation by investing primarily in      FMR
  Appreciation Portfolio --  common stocks of both domestic and foreign issuers.
  Service Class 2

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
VARIABLE INSURANCE
PRODUCTS II, CONTINUED
  Mid Cap Portfolio --       Seeks long-term growth of capital and income by           FMR
  Service Class 2            investing primarily in income-producing equity
                             securities, including common stocks and convertible
                             securities.

Before the end of 2001, we anticipate substituting shares of new portfolios for the following portfolios currently available in your Contract. You should know, however, that we cannot proceed with the proposed substitutions until we receive certain regulatory approvals, and that details of the substitutions, including the new portfolios to be offered, may change. We will notify you of the final details, including the approximate date, before the substitution occurs, and will notify you after the substitutions have happened. Also, we will send you current prospectuses for the new funding options before the substitutions occur.

MONTGOMERY FUNDS III
  Montgomery Variable        Seeks capital appreciation by investing primarily in      Montgomery Asset
  Series: Growth Fund+       equity securities, usually common stock, of domestic      Management
                             companies of all sizes, and emphasizes companies having
                             market capitalizations of $1 billion or more.
OCC ACCUMULATION TRUST
  Equity Portfolio+          Seeks long-term capital appreciation through investment   OpCap Advisors
                             in securities (primarily equity securities) of companies
                             that are believed by the adviser to be undervalued in
                             the marketplace in relation to factors such as the
                             companies' assets or earnings.

+ No longer available to new contract owners.

* The funding options marked with an (*) are considered competing funds, and may be subject to transfer restrictions. Those marked with two asterisks (**) are not currently considered competing funds, but may be so in the future because of an allowable change in the funding option's investment strategy. Please refer to your contract for transfer restrictions.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. We may also deduct a charge for taxes. Services and benefits we provide include:

  - the ability for you to make withdrawals and surrenders under the Contracts;

  - the death benefit paid on the death of the contract owner, annuitant, or first of the joint contract owners,

  - the available funding options and related programs (including dollar-cost averaging, portfolio rebalancing, and systematic withdrawal programs);

  - administration of the annuity options available under the Contracts; and

  - the distribution of various reports to contract owners.

Costs and expenses we incur include:

  - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

  - sales and marketing expenses, including commission payments to your agent, and

  - other costs of doing business.

Risks we assume include:

  - risks that annuitants may live longer than estimated when the annuity factors under the Contracts were established,

  - that the amount of the death benefit will be greater than the contract value and

  - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from purchase payments when they are made under the Contract. However, when withdrawn, we will charge a withdrawal charge, also called a surrender charge, as negotiated. Any sales charge, penalty tax and withholding will be deducted from either the amount surrendered or from the remaining Contract balance, as requested by you. The maximum surrender charge is 5% of the amount surrendered in the first two contract/certificate years, up to 4% in years three and four; up to 3% in years five and six, up to 2% in years seven and eight and 0% beginning in the ninth year. Any applicable sales charge will not exceed 8.5% of the aggregate amount of the purchase payments made.

The sales charges can be changed if we anticipate we will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of TPAs. When considering a change in the sales charges, we will take into account:

     (a) The expected level of initial agent or the Company involvement during the establishment and maintenance of the Contract including the amount of enrollment activity required, and the amount of service required by the contract owner in support of the Plan, and

     (b) Contract Owner, agent or TPA involvement in conducting ongoing enrollment of subsequently eligible participants, and

     (c) The expected level of commission we may pay to the agent or TPA for distribution expenses, and

     (d) Any other factors which we anticipate will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

We may not assess a sales charge if a withdrawal is made under one of the following circumstances:

     - retirement of participant

     - separation from service by participant

     - loans (if available)

     - hardship (as defined by the Code) suffered by the participant

     - death of participant

     - disability (as defined by the Code) of participant

     - return of excess plan contributions

     - minimum required distributions, generally when participant reaches age 70 1/2

     - transfers to an Employee Stock Fund

     - certain Plan expenses, as mutually agreed upon

     - annuitization under this Contract or another Contract issued by us.

For Section 401(a) plans with less than 50 participants at the time of sale, Highly Compensated Employees, as defined by the Internal Revenue Code, during the first 5 contract years may be subject to surrender charges for all distributions listed above except loans and return of excess plan contributions.

For unallocated Contracts, we make the deductions described above pursuant to the terms of the various agreements among the custodian, the principal underwriter, and us.

FREE WITHDRAWAL ALLOWANCE

For Contracts in use with deferred compensation plans, the tax deferred annuity plans and combined qualified plans/tax-deferred annuity plans, there is currently a 10% free withdrawal allowance available each year after the first contract/certificate year. (If you have purchase payments no longer subject to a withdrawal charge, the maximum you may withdraw without a withdrawal charge is the greater of (a) the free withdrawal allowance, or (b) the total amount of purchase payments no longer subject to a withdrawal charge. Note: Any free withdrawal taken will reduce purchase payments no longer subject to a withdrawal charge.) The available withdrawal amount will be calculated as of the first valuation date of any given contract year. The free withdrawal allowance applies to partial surrenders of any amount and to full surrenders, except those full surrenders transferred directly to annuity contracts issued by other financial institutions.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk ("M&E") charge on each business day from amounts we hold in the variable funding options. We reflect the deduction in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. This charge equals 1.20% annually.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your cash value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

ADMINISTRATIVE CHARGE

We deduct this charge on each business day from the variable funding options in order to compensate the Company for certain administrative and operating expenses. The charge equals a maximum of 0.10% annually of the daily net asset value of each funding options. This charge is assessed during the accumulation and annuity periods.

As discussed below, the level of the administrative expense charge is subject to negotiation. In determining the level of the administrative expense charge, we consider certain factors including, but not limited to, the following:

     (a) The size and characteristics of the Contract and the group to which it is issued including: the annual amount of purchase payments per participant, the expected turnover of employees, whether the contract owner will make purchase payment allocations electronically.

     (b) Determination of our anticipated expenses in administering the Contract, such as: billing for purchase payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from cash values.

     (c) TPA and/or agent involvement.

TPA ADMINISTRATIVE CHARGES

We may be directed by the contract owner to deduct charges from purchase payments or account values for payment to the contract owner and/or the TPA. These charges are not levied by the Contract. Such charges may include maintenance fees and transaction fees.

                                   TRANSFERS
--------------------------------------------------------------------------------

You may transfer cash values from one or more funding options to other funding options, subject to the terms and conditions of the Contract (and your Plan). If authorized by the contract owner, participants under allocated Contracts may transfer all or any of their cash value from one funding option to another up to 30 days before the due date of the first annuity payment. We reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

DOLLAR COST AVERAGING

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total cash value of $5,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of cash values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

In addition to the DCA Program, we may credit increased interest rates to contract owners under an administrative Special DCA Program established at our discretion, depending on availability and state law. Under this program, the contract owner may pre-authorize level transfers to any of the funding options under either a 6 Month Program or 12 Month Program. The 6 Month Program and the 12 Month Program will generally have different credited interest rates. Under the 6 Month Program, the interest rate can accrue up to 6 months on amounts in the Special DCA Program and we must transfer all purchase payments and accrued interest on a level basis to the selected funding options in 6 months. Under the 12 Month Program, the interest rate can accrue up to 12 months on funds in the Special DCA Program and we must transfer all purchase payments and accrued interest in this Program on a level basis to the selected funding options in 12 months.

The pre-authorized transfers will begin after the initial Program purchase payment and complete enrollment instructions are received by Travelers. If complete Program enrollment instructions are not received by the Company within 15 days of receipt of the initial Program purchase payment, the entire balance in the Program will be credited with the non-Program interest rate then in effect for the Fixed Account.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. If you stop the Special DCA Program and elect to remain in the Fixed Account, we will credit your cash value for the remainder of 6 or 12 months with the interest rate for non-Program funds.

You may only have one DCA Program or Special DCA Program in place at one time. We will allocate any subsequent purchase payments we receive within the Program period selected to the current funding options over the remainder of that Program transfer period, unless you otherwise direct.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

ASSET ALLOCATION ADVICE

You may elect to enter into a separate advisory agreement with CitiStreet Financial Services, an affiliate of the Company. For a fee, CitiStreet provides asset allocation advice under its CHART Program(R), which is fully described in a separate Disclosure Statement. The CHART program may not be available in all marketing programs through which this Contract is sold.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Before your maturity date, we will pay all or any portion of your cash surrender value to the contract owner or to you, as provided in the plan. A contract owner's account may be surrendered for cash without the consent of any participant, as provided in the plan.

We may defer payment of any cash surrender value for up to seven days after we receive the request in good order. The cash surrender value equals the Contract or Account cash value less any applicable withdrawal charge, outstanding cash loans, and any premium tax not previously deducted. The cash surrender value may be more or less than the purchase payments made depending on the value of the Contract or account at the time of surrender.

Participants in Section 403(b) tax deferred annuity plans may not withdraw certain salary reduction amounts before reaching age 59 1/2, unless withdrawn due to separation from service, death, disability or hardship. (See "Federal Tax Considerations.")

Participants in the Texas Optional Retirement Program should refer to Appendix C for information regarding access to contract values.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $50) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a cash value of at least $5,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER ("YOU")

If a group "allocated" contract is purchased, we issue certificates to the individual participants. If a group unallocated contract is purchased, we issue only the contract. Where we refer to "you," we are referring to the contract owner, or to the group participant, as applicable. The annuitant is the individual upon whose life the maturity date and the amount of monthly annuity payments depend. Because this is a qualified contract, the owner and the annuitant must always be the same person, and there can only be one contract owner.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless we receive other instructions, by written request before the death of the annuitant or contract owner.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, (also referred to as the "annuity commencement date"),when there is no surviving annuitant, a death benefit is payable when either the annuitant or a contract owner dies. The death benefit is calculated at the close of the business day on which the Company's Home Office receives due proof of death ("death report date").

We must be notified of the annuitant's death no later than six months from the date of death in order to pay the death proceeds as described under "Death Proceeds Before the Maturity Date." If we are notified more than six months after the death, we will pay death proceeds equal to the contract value on the death report date, less any applicable premium tax.

DEATH BENEFIT PROCEEDS PRIOR TO MATURITY DATE

ALLOCATED CONTRACT. If the participant dies before the maturity date and before reaching age 75, the death benefit payable will be the greater of:

     (a) the cash value of the participant's individual account or

     (b) the total purchase payments under that participant's individual account, less, for each option, any applicable premium tax, minus outstanding loan amounts and prior surrenders not previously deducted as of the date we receive due proof of death.

If the participant dies on or after age 75 and before the maturity date, we will pay the beneficiary the cash value of the participant's individual account, less any applicable premium tax or outstanding loan amounts as of the date we receive due proof of death.

UNALLOCATED CONTRACT. (This death benefit is available only with our consent and by endorsement to the Contract and may not be available in all jurisdictions.) The unallocated Contract provides that, in the event the participant dies before the selected maturity date, or the participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of:

     a) the cash value attributable to the participant under the Contract or

     b) the total purchase payments attributable to the participant under the contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.

If the participant dies on or after attainment of age 75 and before the maturity date, we will pay the beneficiary the cash value attributable to the participant under the Contract, less any applicable premium tax, prior surrenders not previously deducted and any outstanding loan balance (if applicable) as of the date we receive due proof of death.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE, UPON   THE COMPANY WILL PAY THE            UNLESS...              MANDATORY PAYOUT
        THE DEATH OF THE               PROCEEDS TO:                                          RULES APPLY (SEE
                                                                                                 *ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary (ies),                                     Yes
                                 or if none, >to the
                                 contract owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distributions have begun, the 5 year payout option is not available.

  DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date we will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect. We will pay the death benefit to the contract owner, or the beneficiary, as provided in the plan.

An election to receive death benefits under a form of annuity must be made within one year after the death. The election must be made by written notice to us at our Home Office. The beneficiary may choose to have annuity payments made on a variable basis, fixed basis, or a combination of the two.

We will pay this benefit upon receiving due proof of death along with a written request noting the cash value and the total purchase payments attributable to the participant under the Contract. In addition, we will require copies of records and any other reasonable proof we find necessary to verify the cash value and total purchase payments attributable to the participant under the unallocated Contract.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE (ANNUITY COMMENCEMENT DATE)

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless it has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments
(a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase the contract. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the cash value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of cash value you apply to that annuity option. and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless we consent to a lesser amount. If any periodic payments due are less than $100, we reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by written request to our Home Office at least 30 days prior to the date such election is to become effective. The form of such annuity option shall be determined by the contract owner. The following information must be provided with any such request:

     a) the participant's name, address, date of birth, social security number;

     b) the amount to be distributed;

     c) the annuity option which is to be purchased;

     d) the date the annuity option payments are to begin;

     e) if the form of the annuity provides a death benefit in the event of the participant's death, the name, relationship and address of the beneficiary as designated by you; and

     f) any other data that we may require.

The beneficiary, as specified in item (e) above, may be changed by you or the annuitant as long as we are notified by written request while the annuitant is alive and before payments have begun. If the beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the beneficiary. After we receive the written request and the written consent of the beneficiary (if required), the new beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment we made before the written request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom annuity benefits are being paid under this Contract a certificate setting forth a statement in substance of the benefits to which such person is entitled under this Contract.

ALLOCATION OF CASH VALUE DURING THE ANNUITY PERIOD

At the time an annuity option is elected, you also may elect to have the participant's cash surrender value applied to provide a variable annuity, a fixed annuity, or a combination of both.

If no election is made to the contrary, the cash value will provide an annuity which varies with the investment experience of the corresponding funding option(s) at the time of election. You or the participant, if you so authorize, may elect to transfer cash values from one funding option to another, as described in the provision "Transfers of Cash Value Between Funding Options," in order to reallocate the basis on which annuity payments will be determined. Once annuity payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY/NO REFUND. A life annuity is an annuity payable during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS ASSURED. An annuity payable monthly during the lifetime of an annuitant with the provision that if, at the death of the annuitant, payments have been made for less than 120,180 or 240 months, as elected, then we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 3 -- LIFE ANNUITY -- CASH REFUND. We will make monthly annuity payments during the lifetime of the annuitant, ceasing with the last payment due prior to the death of the annuitant, provided that, at the death of the annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a variable annuity:

     (a) is the total amount applied under the option divided by the annuity unit value on the due date of the first annuity payment;

     (b) and is

        (1) the number of annuity units represented by each payment; times

        (2) the number of payments made;

and for a Fixed Annuity:

     (a) is the cash value applied on the maturity date under this option; and

     (b) is the dollar amount of annuity payments already paid.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY. Monthly annuity payments based upon the joint lifetime of two persons selected: payments made first to the annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

OPTION 5 -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- ANNUITY REDUCED ON DEATH OF PRIMARY PAYEE. Monthly annuity payments to the annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, we will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, we will continue to make monthly annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

OPTION 6 -- FIXED PAYMENTS FOR A FIXED PERIOD OF 120, 180, OR 240 MONTHS. We will make monthly payments for the period selected. If at the death of the annuitant, payments have been made for less than 120, 180, or 240 months, as elected, we will continue to make payments to the designated beneficiary during the remainder of the period.

OPTION 7 -- OTHER ANNUITY OPTIONS. We will make other arrangements for annuity payments as may be mutually agreed upon by you and us.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

For allocated Contracts in use with deferred compensation plans, tax-deferred annuity plans, and combined qualified plans/tax deferred annuity plans, you may return the Contract for a full refund of the cash value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

The right to return described above does not apply to participants in unallocated plans or in the Texas ORP.

TERMINATION OF ALLOCATED CONTRACTS

For purposes of the following discussion, "you" and "your" refer to the group contract owner.

Under the allocated Contracts, if the cash value in a participant's individual account is less than the termination amount as stated in the Contract, we reserve the right to terminate that account and move the cash value of that participant's individual account to your account.

Any cash value to which a terminating participant is not entitled under the Plan will be moved to your account at your direction.

You may discontinue this Contract by written request at any time for any reason. We reserve the right to discontinue this Contract if:

     a) the cash value of the Contract is less than the termination amount; or

     b) We determine within our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     c) We receive notice that is satisfactory to us of plan termination.

If we discontinue this Contract or we receive the contract owner's written request to discontinue the Contract, we will, in our sole discretion and judgment:

     a) accept no further payments for this Contract; and

     b) pay you the cash surrender value of the funding options within 7 days of the date of our written notice to you or distribute the cash surrender value of each participant's individual account as described in the settlement provisions section at your direction; and

     c) pay you an amount as described in the Fixed Account prospectus.

If the Contract is discontinued, we will distribute the cash surrender value to you no later than 7 days following our mailing the written notice of discontinuance to you at the most current address available on our records. Discontinuance of the Contract will not affect payments we are making under annuity options which began before the date of discontinuance.

CONTRACT EXCHANGES

a) You may transfer all or any part of Your Account's cash surrender value from any funding option to any contract not issued by us. Such transfers may be subject to a sales charge, as described in the Contract. If authorized by the contract owner, a participant may transfer all or any part of the individual account's cash surrender value from one funding option to any contract not issued by us.

b) Under specific conditions, we may allow you to transfer to this Contract funds held by you in another group annuity contract issued by us or to transfer amounts from this Contract to another Contract issued by us without applying a sales charge to the funds being transferred. Once the transfer is complete and we have established an account for you at your direction, a new sales charge may apply, as described in the new Contract.

c) Under specific conditions, when authorized by state insurance law, we may credit a Plan up to 4% of the amount transferred to us from another group annuity not issued by us as reimbursement to the Plan for any exit penalty assessed by the other issuer. We may recover this credit through reduced compensation paid to the servicing agent or broker.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Travelers Separate Account QP for Variable Annuities was established on December 26, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Separate Account QP for the exclusive and separate benefit of the owners of the separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES. The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's home office is located at One Tower Square, Hartford, Connecticut 06183.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

CONTRACT MODIFICATION

The Company reserves the right to modify the Contract to keep it qualified under all related law and regulations which are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

For the period ended December 31, 1996, all contract owner units and values had a mortality and expense risk charge equivalent to 0.95%.

For the fiscal year ended 1997 and thereafter, accumulation units and associated unit values noted as P1, P2(1), P3, P4, P5 and P6 represent a mortality and expense risk charge of 0.60%, 0.80%, 0.90%, 0.95%, 1.15% and 1.20%, respectively.

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
          PORTFOLIO NAME                                 YEAR ENDED 1997                         TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                       P1         P3           P4           P5          P6
                                       --         --           --           --          --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.028    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.290       1.285         1.285       1.282       1.279                1.028
  Number of units outstanding at
    end of year...................   68,643     126,822     1,445,911      58,734     350,624              293,629
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.031    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.196       1.191         1.191       1.188       1.186                1.031
  Number of units outstanding at
    end of year...................      197       7,092        28,158       3,683       3,815                6,520
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.043    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.258       1.254         1.253       1.250       1.247                1.043
  Number of units outstanding at
    end of year...................    5,565      74,574       287,178      12,488     223,823               78,508
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.080    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.417       1.412         1.411       1.408       1.405                1.080
  Number of units outstanding at
    end of year...................    1,292     185,044     2,781,580      95,491      42,002              496,794
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    0.885    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    0.942       0.939         0.938       0.936       0.934                0.885
  Number of units outstanding at
    end of year...................    5,090     129,811     2,458,031      24,064      33,718              404,384
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.062         1.062       1.059       1.057                1.010
  Number of units outstanding at
    end of year...................               29,906       472,674       4,094       5,622              116,408
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.107    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.083         1.083       1.080       1.078                1.017
  Number of units outstanding at
    end of year...................               58,486       940,500      12,156      10,975              195,701
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.091    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.141       1.136         1.136       1.133       1.131                1.091
  Number of units outstanding at
    end of year...................    3,405     145,853     1,647,285      25,147      16,165              239,079

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
          PORTFOLIO NAME                                 YEAR ENDED 1997                         TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                       P1         P3           P4           P5          P6
                                       --         --           --           --          --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.022    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.135         1.135       1.132       1.130                1.022
  Number of units outstanding at
    end of year...................              115,168     1,504,310      24,590      22,291              232,943
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.065    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.367       1.362         1.361       1.358       1.355                1.065
  Number of units outstanding at
    end of year...................   10,959      27,182       315,371      25,227      46,772               44,777
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.045    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.260       1.256         1.255       1.252       1.249                1.045
  Number of units outstanding at
    end of year...................    9,157      11,241        20,522      23,942      89,438                2,087
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.019    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.092       1.088         1.088       1.085       1.083                1.019
  Number of units outstanding at
    end of year...................    6,058       1,776        36,214       2,136      17,658               12,636
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.042    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.176         1.176       1.173       1.171                1.042
  Number of units outstanding at
    end of year...................                3,775        34,790       2,552       6,261                  278
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.017    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.040       1.036         1.035       1.033       1.031                1.017
  Number of Units outstanding at
    end of year...................    6,580      17,229        97,802       4,658       5,601                8,808
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.058    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.334       1.329         1.328       1.324       1.322                1.058
  Number of units outstanding at
    end of year...................    7,515      75,718     1,048,182       9,074      51,250              270,469
  SMITH BARNEY MONEY MARKET
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.010    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.052         1.051       1.048       1.047                1.010
  Number of units outstanding at
    end of year...................               19,062       124,936      24,063      39,703               56,124
THE TRAVELERS SERIES TRUST
  EQUITY INCOME PORTFOLIO (7/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                1.062                     1.061       1.060
  Number of units outstanding at
    end of year...................               66,733                     3,543       2,047

                                   APPENDIX A
                  CONDENSED FINANCIAL INFORMATION (1996-1997)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

                                                                                                     PERIOD FROM
                                                                                                   OCTOBER 1, 1996
                                                                                                   (EFFECTIVE DATE)
          PORTFOLIO NAME                                 YEAR ENDED 1997                         TO DECEMBER 31, 1996
---------------------------------------------------------------------------------------------------------------------
                                       P1         P3           P4           P5          P6
                                       --         --           --           --          --
  FEDERATED HIGH YIELD
    PORTFOLIO(10/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $      -                  n/a
  Unit Value at end of year.......                1.011                     1.010
  Number of units outstanding at
    end of year...................                3,118                       123
  FEDERATED STOCK PORTFOLIO(7/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                1.083                     1.082       1.081
  Number of units outstanding at
    end of year...................               21,106                     1,133         205
  LARGE CAP PORTFOLIO(7/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $      -                  n/a
  Unit Value at end of year.......                1.028                     1.027
  Number of units outstanding at
    end of year...................               15,144                     3,857
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO(8/97)*
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $        -    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                0.979                     0.978       0.978
  Number of units outstanding at
    end of year...................                3,686                       896         513
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.036    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.311       1.307         1.306       1.303       1.300                1.036
  Number of units outstanding at
    end of year...................    1,465       6,831       124,610       4,603      58,974               35,689
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)*
  Unit Value at beginning of
    year..........................  $     -    $      -    $    1.000    $  1.000    $  1.000                  n/a
  Unit Value at end of year.......                              1.020       1.020       1.019
  Number of units outstanding at
    end of year...................                              5,949       9,879       9,055
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $     -    $  1.000    $    1.025    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......                1.145         1.144       1.141       1.139                1.025
  Number of units outstanding at
    end of year...................                3,011        81,229       2,710      14,373               51,072
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $ 1.000    $  1.000    $    1.034    $  1.000    $  1.000      $         1.000
  Unit Value at end of year.......    1.289       1.284         1.283       1.280       1.278                1.034
  Number of units outstanding at
    end of year...................    1,494       1,816        23,673         538         462                7,796

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1997.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

(1) As of December 31, 1997 no contracts had been sold with a mortality and expense risk charge of .80%.

(2) The .90% mortality and expense risk charge is currently sold only through Gold Track Select Contracts.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
CAPITAL APPRECIATION FUND
  Unit Value at beginning of
    year..........................  $  1.290    $    1.287    $    1.285    $    1.285    $  1.282    $    1.279
  Unit Value at end of year.......     2.073         2.063         2.059         2.056       2.047         2.040
  Number of units outstanding at
    end of year...................   413,409       241,615     2,581,625     2,358,987     429,279       961,744
DREYFUS STOCK INDEX FUND
  Unit Value at beginning of
    year..........................  $  1.424    $    1.421    $    1.419    $    1.418    $  1.415    $    1.412
  Unit Value at end of year.......     1.815         1.807         1.803         1.801       1.793         1.787
  Number of units outstanding at
    end of year...................   138,866            33             -     2,284,987     257,393     1,121,361
HIGH YIELD BOND TRUST
  Unit Value at beginning of
    year..........................  $  1.196    $    1.193    $    1.191    $    1.191    $  1.188    $    1.186
  Unit Value at end of year.......     1.267         1.261         1.258         1.257       1.251         1.247
  Number of units outstanding at
    end of year...................       533         3,334       255,952        54,195      33,994        28,684
MANAGED ASSETS TRUST
  Unit Value at beginning of
    year..........................  $  1.258    $    1.255    $    1.254    $    1.253    $  1.250    $    1.247
  Unit Value at end of year.......     1.519         1.512         1.509         1.507       1.500         1.495
  Number of units outstanding at
    end of year...................    23,844        51,150     1,472,171       602,633     146,528       299,403
MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.013         1.012         1.012         1.012       1.011         1.011
  Number of units outstanding at
    end of year...................         -        16,146         9,415             -       3,453             -
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY
    FUND
  Unit Value at beginning of
    year..........................  $  1.417    $    1.414    $    1.412    $    1.411    $  1.408    $    1.405
  Unit Value at end of year.......     1.628         1.620         1.617         1.615       1.608         1.603
  Number of units outstanding at
    end of year...................    58,294     1,060,046     3,149,947     3,478,529     347,272       153,298
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND
  Unit Value at beginning of
    year..........................  $  0.942    $    0.940    $    0.939    $    0.938    $  0.936    $    0.934
  Unit Value at end of year.......     0.856         0.852         0.850         0.849       0.845         0.842
  Number of units outstanding at
    end of year...................    70,995     1,040,352     2,811,132     3,784,469     236,065        68,535
  AMERICAN ODYSSEY GLOBAL HIGH-
    YIELD BOND FUND**
  Unit Value at beginning of
    year..........................  $  1.066    $    1.064    $    1.062    $    1.062    $  1.059    $    1.057
  Unit Value at end of year.......     1.020         1.015         1.013         1.012       1.007         1.004
  Number of units outstanding at
    end of year...................     3,181       320,821       770,544     1,102,248      64,167        14,668
  AMERICAN ODYSSEY INTERMEDIATE-
    TERM BOND FUND
  Unit Value at beginning of
    year..........................  $  1.087    $    1.085    $    1.083    $    1.083    $  1.080    $    1.078
  Unit Value at end of year.......     1.172         1.167         1.164         1.163       1.158         1.154
  Number of units outstanding at
    end of year...................     1,407       520,065     1,072,949     1,143,580      55,670        30,548
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND
  Unit Value at beginning of
    year..........................  $  1.141    $    1.138    $    1.136    $    1.136    $  1.133    $    1.131
  Unit Value at end of year.......     1.302         1.297         1.294         1.292       1.286         1.282
  Number of units outstanding at
    end of year...................    20,676       791,438     2,315,866     2,595,394     210,146        35,028

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  AMERICAN ODYSSEY LONG-TERM BOND
    FUND
  Unit Value at beginning of
    year..........................  $  1.140    $    1.137    $    1.135    $    1.135    $  1.132    $    1.130
  Unit Value at end of year.......     1.235         1.230         1.227         1.226       1.220         1.216
  Number of units outstanding at
    end of year...................     6,982       872,955     2,127,335     2,268,910     154,138        50,376
DELAWARE GROUP PREMIUM FUND, INC.
  SMALL CAP VALUE SERIES (9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.121         1.120         1.119         1.120       1.120         1.119
  Number of units outstanding at
    end of year...................         -         2,407             -         3,994           -           124
DREYFUS VARIABLE INVESTMENT FUND
  CAPITAL APPRECIATION PORTFOLIO
    (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.077         1.076         1.076         1.075       1.074         1.074
  Number of units outstanding at
    end of year...................       502        60,832        18,841         6,816       1,944             -
  SMALL CAP PORTFOLIO (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.199         1.198         1.198         1.198       1.197         1.196
  Number of units outstanding at
    end of year...................         -         1,748         2,563             -       1,114         6,726
MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES
    GROWTH FUND (11/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.071         1.071         1.070         1.070       1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           338             -           -             -
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.146         1.145         1.145         1.145       1.144         1.144
  Number of units outstanding at
    end of year...................         -             -         2,056             -           -             -
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  SALOMON BROTHERS VARIABLE
    CAPITAL FUND (10/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.147         1.146         1.146         1.146       1.146         1.145
  Number of units outstanding at
    end of year...................         -         4,438           246             -         164             -
  SALOMON BROTHERS VARIABLE
    INVESTORS FUND (10/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.206         1.206         1.206         1.205       1.205         1.204
  Number of units outstanding at
    end of year...................         -         1,374             -             -           -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  SALOMON BROTHERS VARIABLE TOTAL
    RETURN FUND (9/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.060         1.059         1.059         1.059       1.058         1.058
  Number of units outstanding at
    end of year...................         -         6,719             -             -           -             -
STRONG VARIABLE INSURANCE FUNDS,
  INC.
  STRONG, SCHAFER VALUE FUND II
    (5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.291         1.291         1.290         1.290       1.289         1.289
  Number of units outstanding at
    end of year...................         -         1,963           325             -          41             -
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.367    $    1.363    $    1.362    $    1.361    $  1.358    $    1.355
  Unit Value at end of year.......     1.753         1.746         1.742         1.740       1.732         1.726
  Number of units outstanding at
    end of year...................    32,748        66,181     1,050,338       571,621     201,618       121,866
  MFS TOTAL RETURN PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.260    $    1.257    $    1.256    $    1.255    $  1.252    $    1.249
  Unit Value at end of year.......     1.399         1.393         1.390         1.388       1.382         1.377
  Number of units outstanding at
    end of year...................    67,299        85,454       338,122        38,600     114,873        90,723
  PUTNAM DIVERSIFIED INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.092    $    1.090    $    1.088    $    1.088    $  1.085    $    1.083
  Unit Value at end of year.......     1.093         1.088         1.086         1.084       1.080         1.076
  Number of units outstanding at
    end of year...................    31,397        36,325        95,775        46,716      89,751        82,211
  SMITH BARNEY HIGH INCOME
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.180    $    1.178    $    1.176    $    1.176    $  1.173    $    1.171
  Unit Value at end of year.......     1.179         1.173         1.171         1.170       1.165         1.161
  Number of units outstanding at
    end of year...................         -         2,810       131,098        44,716      14,828        38,681
  SMITH BARNEY INTERNATIONAL
    EQUITY PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.040    $    1.037    $    1.036    $    1.035    $  1.033    $    1.031
  Unit Value at end of year.......     1.101         1.096         1.093         1.092       1.087         1.083
  Number of units outstanding at
    end of year...................    13,292         4,211       180,603       118,339      54,366        18,937
  SMITH BARNEY LARGE
    CAPITALIZATION GROWTH
    PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.314         1.313         1.313         1.313       1.312         1.311
  Number of units outstanding at
    end of year...................         -             -         4,942             -           -             -
  SMITH BARNEY LARGE CAP VALUE
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.334    $    1.330    $    1.329    $    1.328    $  1.324    $    1.322
  Unit Value at end of year.......     1.456         1.449         1.446         1.445       1.438         1.433
  Number of units outstanding at
    end of year...................    21,635         7,331       509,575     1,199,090      81,366       190,418

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  SMITH BARNEY MONEY MARKET
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.056    $    1.053    $    1.052    $    1.051    $  1.048    $    1.047
  Unit Value at end of year.......     1.102         1.097         1.095         1.094       1.089         1.085
  Number of units outstanding at
    end of year...................         -         2,799       296,260       433,846     371,996       237,923
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO(5/98)
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.222         1.289         1.289         1.288       1.288         1.287
  Number of units outstanding at
    end of year...................         9         1,037             -             -         111             -
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.091         1.091         1.088         1.091       1.087         1.090
  Number of units outstanding at
    end of year...................         -             -           113             -         172             -
  EQUITY INCOME PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.063    $    1.062    $    1.062    $    1.062    $  1.061    $    1.060
  Unit Value at end of year.......     1.187         1.184         1.182         1.182       1.178         1.176
  Number of units outstanding at
    end of year...................         -        86,915     2,633,036             -     163,749        27,697
  FEDERATED HIGH YIELD PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.011    $    1.011    $    1.011    $    1.011    $  1.010    $    1.010
  Unit Value at end of year.......     1.053         1.050         1.049         1.048       1.046         1.044
  Number of units outstanding at
    end of year...................         -        11,120        99,171             -       5,125           678
  FEDERATED STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.084    $    1.083    $    1.083    $    1.083    $  1.082    $    1.081
  Unit Value at end of year.......     1.270         1.266         1.264         1.263       1.259         1.257
  Number of units outstanding at
    end of year...................         -         8,544       591,770             -      14,772           972
  LARGE CAP PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.029    $    1.028    $    1.028    $    1.027    $  1.027    $    1.026
  Unit Value at end of year.......     1.386         1.382         1.380         1.379       1.375         1.372
  Number of units outstanding at
    end of year...................         -        10,852       520,424             -      68,162         1,349
  LAZARD INTERNATIONAL STOCK
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  0.981    $    0.980    $    0.979    $    0.979    $  0.978    $    0.978
  Unit Value at end of year.......     1.098         1.095         1.093         1.092       1.089         1.087
  Number of units outstanding at
    end of year...................         -         6,737       139,586             -      20,939        32,949
  MFS MID CAP GROWTH PORTFOLIO
    (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.213         1.212         1.212         1.212       1.211         1.211
  Number of units outstanding at
    end of year...................         -         1,512           538             -           -             -
  MFS RESEARCH PORTFOLIO (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.245         1.245         1.245         1.244       1.244         1.243
  Number of units outstanding at
    end of year...................     4,261         7,232           214             -           -             -

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1998)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

          PORTFOLIO NAME                                           YEAR ENDED 1998
-----------------------------------------------------------------------------------------------------------------
                                       P1           P2            P3            P4           P5           P6
                                       --           --            --            --           --           --
  SOCIAL AWARENESS STOCK PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.311    $    1.308    $    1.307    $    1.306    $  1.303    $    1.300
  Unit Value at end of year.......     1.724         1.716         1.712         1.711       1.703         1.697
  Number of units outstanding at
    end of year...................    12,064        18,134       417,397       293,875      81,076       157,955
  STRATEGIC STOCK PORTFOLIO
    (5/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.072         1.071         1.071         1.071       1.070         1.070
  Number of units outstanding at
    end of year...................         -             -           866             -           -             -
  TRAVELERS QUALITY BOND PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.021    $    1.021    $    1.020    $    1.020    $  1.020    $    1.019
  Unit Value at end of year.......     1.102         1.099         1.098         1.097       1.094         1.092
  Number of units outstanding at
    end of year...................       228            32           806        21,396      23,910       101,354
  U.S. GOVERNMENT SECURITIES
    PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.149    $    1.146    $    1.145    $    1.144    $  1.141    $    1.139
  Unit Value at end of year.......     1.259         1.253         1.250         1.249       1.243         1.239
  Number of units outstanding at
    end of year...................     6,143        29,647       210,497       145,195      22,572        62,648
  UTILITIES PORTFOLIO
  Unit Value at beginning of
    year..........................  $  1.289    $    1.285    $    1.284    $    1.283    $  1.280    $    1.278
  Unit Value at end of year.......     1.514         1.507         1.504         1.502       1.495         1.490
  Number of units outstanding at
    end of year...................     6,675         1,413        77,322        43,847      15,300         6,389
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO
    (10/98)*
  Unit Value at beginning of
    year..........................  $  1.000    $    1.000    $    1.000    $    1.000    $  1.000    $    1.000
  Unit Value at end of year.......     1.080         1.079         1.079         1.079       1.079         1.078
  Number of units outstanding at
    end of year...................         -           285           309             -           -             -

For 1998, unit values are shown for all mortality and expense risk charges even if there are no units outstanding. This information was not presented in prior years.

The financial statements of Separate Account QP are contained in the Annual Report which should be read along with this information and which is incorporated by reference into the SAI. The consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

Funding options not listed above were not yet available through the Separate Account as of December 31, 1998.

 * Reflects date money first came into funding option through the Separate Account.

** Formerly American Odyssey Short-Term Bond Fund. The name, investment objective, and investment subadviser of this fund were changed pursuant to a shareholder vote effective May 1, 1998.

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
CAPITAL APPRECIATION FUND* (10/96)
  Unit Value at beginning of year.....  $  2.073         2.063          2.059         2.056       2.047         2.040
  Unit Value at end of year...........     3.163         3.143          3.132         3.127       3.107         3.092
  Number of units outstanding at end
    of year...........................   437,009       215,894      5,825,126     3,623,345     809,231     1,271,961
HIGH YIELD BOND TRUST (10/96)
  Unit Value at beginning of year.....  $  1.267         1.261          1.258         1.257       1.251         1.247
  Unit Value at end of year...........     1.315         1.306          1.302         1.300       1.292         1.285
  Number of units outstanding at end
    of year...........................     4,573       245,914        715,406        78,777      64,829        42,157
MANAGED ASSETS TRUST (10/96)
  Unit Value at beginning of year.....  $  1.519         1.512          1.509         1.507       1.500         1.495
  Unit Value at end of year...........     1.724         1.713          1.708         1.705       1.694         1.686
  Number of units outstanding at end
    of year...........................    95,510     2,139,292      6,231,885       975,651     274,379       362,589
MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.013         1.012          1.012         1.012       1.011         1.011
  Unit Value at end of year...........     1.057         1.054          1.053         1.052       1.049         1.047
  Number of units outstanding at end
    of year...........................        --     1,193,784      1,189,996            --      41,317           108
AMERICAN ODYSSEY FUNDS, INC.
  AMERICAN ODYSSEY CORE EQUITY FUND
    (10/96)
  Unit Value at beginning of year.....  $  1.628         1.620          1.617         1.615       1.608         1.603
  Unit Value at end of year...........     1.613         1.603          1.598         1.595       1.585         1.577
  Number of units outstanding at end
    of year...........................    92,195     5,408,519     12,359,933     4,369,219     763,197       186,669
  AMERICAN ODYSSEY EMERGING
    OPPORTUNITIES FUND (10/96)
  Unit Value at beginning of year.....  $  0.856         0.852          0.850         0.849       0.845         0.842
  Unit Value at end of year...........     1.163         1.155          1.152         1.150       1.142         1.137
  Number of units outstanding at end
    of year...........................    92,398     5,098,615     11,854,378     5,046,010     627,445        91,325
  AMERICAN ODYSSEY GLOBAL HIGH-YIELD
    BOND FUND (10/96)
  Unit Value at beginning of year.....  $  1.020         1.015          1.013         1.012       1.007         1.004
  Unit Value at end of year...........     1.122         1.115          1.111         1.110       1.102         1.097
  Number of units outstanding at end
    of year...........................    11,641     1,603,123      3,452,649     1,544,303     190,747        18,326
  AMERICAN ODYSSEY INTERMEDIATE-TERM
    BOND FUND (10/96)
  Unit Value at beginning of year.....  $  1.172         1.167          1.164         1.163       1.158         1.154
  Unit Value at end of year...........     1.183         1.175          1.171         1.169       1.162         1.156
  Number of units outstanding at end
    of year...........................    17,748     2,250,902      4,575,483     1,395,719     169,831        33,765
  AMERICAN ODYSSEY INTERNATIONAL
    EQUITY FUND (10/96)
  Unit Value at beginning of year.....  $  1.302         1.297          1.294         1.292       1.286         1.282
  Unit Value at end of year...........     1.716         1.705          1.699         1.696       1.685         1.677
  Number of units outstanding at end
    of year...........................    58,143     5,139,992      9,785,093     3,370,475     564,777        37,869
  AMERICAN ODYSSEY LONG-TERM BOND FUND
    (10/96)
  Unit Value at beginning of year.....  $  1.235         1.230          1.227         1.226       1.220         1.216
  Unit Value at end of year...........     1.194         1.186          1.183         1.181       1.173         1.167
  Number of units outstanding at end
    of year...........................     8,580     4,355,250      9,288,007     2,940,609     415,013        56,766

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
DELAWARE GROUP PREMIUM FUND
  REIT SERIES (1/99)
  Unit Value at beginning of year.....     1.000         1.000          1.000         1.000       1.000         1.000
  Unit Value at end of year...........     0.958         0.956          0.955         0.954       0.952         0.951
  Number of units outstanding at end
    of year...........................        --        17,064         31,985            --       2,453            --
  SMALL CAP VALUE SERIES (9/98)
  Unit Value at beginning of year.....  $  1.121         1.120          1.119         1.120       1.120         1.119
  Unit Value at end of year...........     1.060         1.057          1.056         1.055       1.053         1.051
  Number of units outstanding at end
    of year...........................        --        86,532        128,715            --       9,931            --
DREYFUS VARIABLE INVESTMENT FUND
  APPRECIATION PORTFOLIO (7/98)(2)
  Unit Value at beginning of year.....  $  1.077         1.076          1.076         1.075       1.074         1.074
  Unit Value at end of year...........     1.193         1.190          1.188         1.187       1.184         1.181
  Number of units outstanding at end
    of year...........................     3,743     6,527,393      5,775,356        67,059     100,924        26,484
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.199         1.198          1.198         1.198       1.197         1.196
  Unit Value at end of year...........     1.467         1.464          1.462         1.461       1.457         1.454
  Number of units outstanding at end
    of year...........................    63,771       363,977        437,132       106,854      44,319        15,312
GREENWICH STREET SERIES FUND
EQUITY INCOME PORTFOLIO II (5/99)
  Unit Value at beginning of year.....     1.000         1.000          1.000         1.000       1.000         1.000
  Unit Value at end of year...........     1.094         1.093          1.092         1.092       1.091         1.090
  Number of units outstanding at end
    of year...........................        --     1,014,729      1,901,306            --      11,806         4,744
MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES GROWTH
    FUND (11/98)
  Unit Value at beginning of year.....  $  1.071         1.071          1.070         1.070       1.070         1.070
  Unit Value at end of year...........     1.286         1.283          1.281         1.281       1.278         1.275
  Number of units outstanding at end
    of year...........................        --        38,431         77,542            --          43            57
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.146         1.145          1.145         1.145       1.144         1.144
  Unit Value at end of year...........     1.168         1.165          1.163         1.163       1.160         1.158
  Number of units outstanding at end
    of year...........................        --       103,534      1,085,047            --       3,604            --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  CAPITAL FUND (10/98)
  Unit Value at beginning of year.....  $  1.147         1.146          1.146         1.146       1.146         1.145
  Unit Value at end of year...........     1.392         1.388          1.387         1.386       1.383         1.380
  Number of units outstanding at end
    of year...........................        --        88,070        200,061            --       6,664           196
  INVESTORS FUND (10/98)
  Unit Value at beginning of year.....  $  1.206         1.206          1.206         1.205       1.205         1.204
  Unit Value at end of year...........     1.339         1.336          1.334         1.333       1.330         1.328
  Number of units outstanding at end
    of year...........................       106        66,421         62,568         4,318       1,501         2.737

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC. (CONT.)
  TOTAL RETURN FUND (9/98)
  Unit Value at beginning of year.....  $  1.060         1.059          1.059         1.059       1.058         1.058
  Unit Value at end of year...........     1.062         1.059          1.058         1.057       1.054         1.052
  Number of units outstanding at end
    of year...........................        --        30,146        128,948            --       1,458            --
STRONG VARIABLE INSURANCE FUNDS, INC.
  STRONG, SCHAFER VALUE FUND II (9/98)
  Unit Value at beginning of year.....  $  1.291         1.291          1.290         1.290       1.289         1.289
  Unit Value at end of year...........     1.247         1.244          1.242         1.242       1.238         1.236
  Number of units outstanding at end
    of year...........................        --        15,579         16,658            --         275            --
TRAVELERS SERIES FUND
  ALLIANCE GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of year.....  $  1.753         1.746          1.742         1.740       1.732         1.726
  Unit Value at end of year...........     2.305         2.290          2.283         2.279       2.265         2.254
  Number of units outstanding at end
    of year...........................    99,102     3,927,438      4,335,442       776,729     300,983       182,765
  MFS TOTAL RETURN PORTFOLIO(10/96)
  Unit Value at beginning of year.....  $  1.399         1.393          1.390         1.388       1.382         1.377
  Unit Value at end of year...........     1.427         1.418          1.414         1.411       1.402         1.395
  Number of units outstanding at end
    of year...........................    76,473     1,023,136      1,607,844       113,121     238,310       136,549
  PUTNAM DIVERSIFIED INCOME PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.093         1.088          1.086         1.084       1.080         1.076
  Unit Value at end of year...........     1.098         1.091          1.088         1.086       1.079         1.074
  Number of units outstanding at end
    of year...........................     9,311       278,395        249,302        59,424     139,658       227,738
  SMITH BARNEY HIGH INCOME PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.179         1.173          1.171         1.170       1.165         1.161
  Unit Value at end of year...........     1.202         1.194          1.191         1.189       1.181         1.176
  Number of units outstanding at end
    of year...........................       306       230,410        469,907        69,835      19,237        49,357
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO
  Unit Value at beginning of year.....  $  1.101         1.096          1.093         1.092       1.087         1.083
  Unit Value at end of year...........     1.835         1.823          1.817         1.814       1.803         1.794
  Number of units outstanding at end
    of year...........................     6,115       349,576      1,188,533       209,539      92,095        25,632
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO(8/98)
  Unit Value at beginning of year.....  $  1.314         1.313          1.313         1.313       1.312         1.311
  Unit Value at end of year...........     1.709         1.704          1.702         1.701       1.697         1.693
  Number of units outstanding at end
    of year...........................        --       649,086        663,945        87,242      51,499         1,853
  SMITH BARNEY LARGE CAP VALUE*
    PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.456         1.449          1.446         1.445       1.438         1.433
  Unit Value at end of year...........     1.448         1.439          1.434         1.432       1.423         1.416
  Number of units outstanding at end
    of year...........................    64,998        77,050        896,535     1,338,259     107,554       218,475

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
TRAVELERS SERIES FUND (CONT.)
  SMITH BARNEY MONEY MARKET* PORTFOLIO
    (10/98)
  Unit Value at beginning of year.....  $  1.102         1.097          1.095         1.094       1.089         1.085
  Unit Value at end of year...........     1.148         1.141          1.137         1.135       1.128         1.122
  Number of units outstanding at end
    of year...........................   504,494        42,339        700,936       905,258     152,444       462,445
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO(9/98)
  Unit Value at beginning of year.....  $  1.222         1.289          1.289         1.288       1.288         1.287
  Unit Value at end of year...........     1.454         1.451          1.449         1.448       1.444         1.442
  Number of units outstanding at end
    of year...........................     5,028        45,075        240,631         3.806       1.943           542
  DISCIPLINED SMALL CAP STOCK
    PORTFOLIO (11/98)
  Unit Value at beginning of year.....  $  1.091         1.091          1.088         1.091       1.087         1.090
  Unit Value at end of year...........     1.306         1.303          1.301         1.301       1.298         1.296
  Number of units outstanding at end
    of year...........................       515         6,963         38,065         3,028       1,707            --
  EQUITY INCOME PORTFOLIO (7/97)
  Unit Value at beginning of year.....  $  1.187         1.184          1.182         1.182       1.178         1.176
  Unit Value at end of year...........     1.238         1.232          1.229         1.228       1.222         1.217
  Number of units outstanding at end
    of year...........................        --     2,144,584      6,669,310            --     312,472        57,889
  FEDERATED HIGH YIELD PORTFOLIO* (10/97)
  Unit Value at beginning of year.....  $  1.053         1.050          1.049         1.048       1.046         1.044
  Unit Value at end of year...........     1.079         1.074          1.072         1.070       1.066         1.062
  Number of units outstanding at end
    of year...........................        --        38,465        218,380            --      12,756         3,860
  FEDERATED STOCK PORTFOLIO (7/97)
  Unit Value at beginning of year.....  $  1.270         1.266          1.264         1.263       1.259         1.257
  Unit Value at end of year...........     1.329         1.323          1.320         1.318       1.311         1.307
  Number of units outstanding at end
    of year...........................        --       269,231      1,413,168            --      61,526         4,170
  LARGE CAP PORTFOLIO (7/97)
  Unit Value at beginning of year.....  $  1.386         1.382          1.380         1.379       1.375         1.372
  Unit Value at end of year...........     1.782         1.773          1.769         1.767       1.758         1.752
  Number of units outstanding at end
    of year...........................        --     2,550,992      4,955,852            --     234,329         7,759
  LAZARD INTERNATIONAL STOCK PORTFOLIO
    (8/97)
  Unit Value at beginning of year.....  $  1.098         1.095          1.093         1.092       1.089         1.087
  Unit Value at end of year...........     1.328         1.322          1.319         1.317       1.311         1.306
  Number of units outstanding at end
    of year...........................        --       369,840        440,369            --      65,435        36,439
  MFS MID CAP GROWTH PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.213         1.212          1.212         1.212       1.211         1.211
  Unit Value at end of year...........     1.979         1.974          1.972         1.971       1.966         1.962
  Number of units outstanding at end
    of year...........................       415       233,024        154,186         9,187       1,622            --
  MFS RESEARCH PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.245         1.245          1.245         1.244       1.244         1.243
  Unit Value at end of year...........     1.531         1.527          1.525         1.524       1.521         1.518
  Number of units outstanding at end
    of year...........................    18,357       301,212        120,603         4,975       1,167           350

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (1999)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

            PORTFOLIO NAME                                             YEAR ENDED 1999
----------------------------------------------------------------------------------------------------------------------
                                           P1           P2             P3            P4           P5           P6
                                           --           --             --            --           --           --
  SOCIAL AWARENESS STOCK PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.724         1.716          1.712         1.711       1.703         1.697
  Unit Value at end of year...........     1.985         1.972          1.966         1.963       1.950         1.941
  Number of units outstanding at end
    of year...........................    40,351       608,076      2,313,144       497,383     139,985       229,469
  STRATEGIC STOCK PORTFOLIO (9/98)
  Unit Value at beginning of year.....  $  1.072         1.071          1.071         1.071       1.070         1.070
  Unit Value at end of year...........     1.118         1.115          1.114         1.113       1.110         1.108
  Number of units outstanding at end
    of year...........................        --         4,596        324,249         5,368       1,500           334
  TRAVELERS QUALITY BOND PORTFOLIO
    (9/97)
  Unit Value at beginning of year.....  $  1.102         1.099          1.098         1.097       1.094         1.092
  Unit Value at end of year...........     1.107         1.102          1.100         1.098       1.093         1.090
  Number of units outstanding at end
    of year...........................     1,221       151,498        382,500        22,006     106,388       139,811
  U.S. GOVERNMENT SECURITIES PORTFOLIO
    (10/96)
  Unit Value at beginning of year.....  $  1.259         1.253          1.250         1.249       1.243         1.239
  Unit Value at end of year...........     1.199         1.192          1.188         1.186       1.178         1.172
  Number of units outstanding at end
    of year...........................        --       110,708        880,918       206,083      74,915       110,011
  UTILITIES PORTFOLIO (10/96)
  Unit Value at beginning of year.....  $  1.514         1.507          1.504         1.502       1.495         1.490
  Unit Value at end of year...........     1.503         1.494          1.489         1.487       1.477         1.470
  Number of units outstanding at end
    of year...........................     8,345       118,785        375,024        99,467      65,548         5,986
WARBURG PINCUS TRUST
  EMERGING MARKETS PORTFOLIO (10/98)
  Unit Value at beginning of year.....  $  1.080         1.079          1.079         1.079       1.079         1.078
  Unit Value at end of year...........     1.947         1.942          1.940         1.939       1.934         1.931
  Number of units outstanding at end
    of year...........................        --        96,131        130,887            --       1,865           229

Unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI.

 *  No longer available to new contract owners.

(1) The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.

(2) Formerly Capital Appreciation Portfolio

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                            ACCUMULATION UNIT VALUES

             PORTFOLIO NAME                                             YEAR ENDED 2000
--------------------------------------------------------------------------------------------------------------------
                                              P1           P2            P3           P4          P5          P6
                                              --           --            --           --          --          --
CAPITAL APPRECIATION FUND (10/96)+
  Unit Value at beginning of year........  $  3.163         3.143         3.132        3.127       3.107       3.092
  Unit Value at end of year..............     2.456         2.435         2.425        2.420       2.400       2.385
  Number of units outstanding at end of
    year.................................   996,560    30,028,515     8,351,011    4,588,594     909,468   1,555,883
HIGH YIELD BOND TRUST (10/96)
  Unit Value at beginning of year........  $  1.315         1.306         1.302        1.300       1.292       1.285
  Unit Value at end of year..............     1.319         1.308         1.303        1.300       1.289       1.281
  Number of units outstanding at end of
    year.................................     8,718       888,540     1,041,038       90,889     110,433      48,596
MANAGED ASSETS TRUST (10/96)
  Unit Value at beginning of year........  $  1.724         1.713         1.708        1.705       1.694       1.686
  Unit Value at end of year..............     1.686         1.672         1.665        1.662       1.648       1.637
  Number of units outstanding at end of
    year.................................   766,016     8,300,280    10,503,987    1,211,674     459,189     401,308
MONEY MARKET PORTFOLIO (9/98)
  Unit Value at beginning of year........  $  1.057         1.054         1.053        1.052       1.049       1.047
  Unit Value at end of year..............     1.116         1.111         1.108        1.107       1.102       1.098
  Number of units outstanding at end of
    year.................................     3,181     1,314,965     1,855,767           --     100,623          --
AMERICAN ODYSSEY FUNDS, INC.*
  AMERICAN ODYSSEY CORE EQUITY FUND
    (10/96)*
  Unit Value at beginning of year........  $  1.613         1.603         1.598        1.595       1.585       1.577
  Unit Value at end of year..............     1.364         1.352         1.347        1.344       1.333       1.324
  Number of units outstanding at end of
    year.................................   118,559    22,023,243    21,922,794    5,971,119   1,661,400     246,823
AMERICAN ODYSSEY EMERGING OPPORTUNITIES
  FUND (10/96)*
  Unit Value at beginning of year........  $  1.163         1.155         1.152        1.150       1.142       1.137
  Unit Value at end of year..............     1.273         1.262         1.257        1.254       1.243       1.236
  Number of units outstanding at end of
    year.................................   138,115    20,433,292    16,945,814    5,414,219   1,071,633     123,164
  AMERICAN ODYSSEY GLOBAL HIGH-YIELD BOND
    FUND (10/96)+
  Unit Value at beginning of year........  $  1.122         1.115         1.111        1.110       1.102       1.097
  Unit Value at end of year..............     1.073         1.064         1.059        1.057       1.048       1.041
  Number of units outstanding at end of
    year.................................    12,638     6,348,183     6,204,417    1,956,657     425,392      24,837
  AMERICAN ODYSSEY INTERMEDIATE-TERM BOND
    FUND (10/96)+
  Unit Value at beginning of year........  $  1.183         1.175         1.171        1.169       1.162       1.156
  Unit Value at end of year..............     1.253         1.243         1.237        1.235       1.224       1.217
  Number of units outstanding at end of
    year.................................    20,209     5,670,918     7,208,988    1,609,764     645,253      43,398
  AMERICAN ODYSSEY INTERNATIONAL EQUITY
    FUND (10/96)*
  Unit Value at beginning of year........  $  1.716         1.705         1.699        1.696       1.685       1.677
  Unit Value at end of year..............     1.568         1.555         1.549        1.545       1.532       1.523
  Number of units outstanding at end of
    year.................................   187,532    17,237,557    15,136,567    3,909,388   1,092,966      46,491
  AMERICAN ODYSSEY LONG-TERM BOND FUND
    (10/96)*
  Unit Value at beginning of year........  $  1.194         1.186         1.183        1.181       1.173       1.167
  Unit Value at end of year..............     1.334         1.322         1.317        1.314       1.303       1.295
  Number of units outstanding at end of
    year.................................    17,824    11,479,892    14,899,210    3,786,616   1,180,423      69,928

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

             PORTFOLIO NAME                                             YEAR ENDED 2000
--------------------------------------------------------------------------------------------------------------------
                                              P1           P2            P3           P4          P5          P6
                                              --           --            --           --          --          --
DELAWARE GROUP PREMIUM FUND, INC.
  REIT SERIES (1/99)
  Unit Value at beginning of year........     0.958         0.956         0.955        0.954       0.952       0.951
  Unit Value at end of year..............     1.250         1.245         1.243        1.242       1.237       1.233
  Number of units outstanding at end of
    year.................................       600        67,150        93,827       97,995       6,571          57
  SMALL CAP VALUE SERIES (9/98)
  Unit Value at beginning of year........  $  1.060         1.057         1.056        1.055       1.053       1.051
  Unit Value at end of year..............     1.245         1.240         1.237        1.236       1.230       1.226
  Number of units outstanding at end of
    year.................................        --       197,100       286,654           --      30,241          --
DREYFUS VARIABLE INVESTMENT FUND
  APPRECIATION PORTFOLIO (7/98)
  Unit Value at beginning of year........  $  1.193         1.190         1.188        1.187       1.184       1.181
  Unit Value at end of year..............     1.178         1.173         1.170        1.168       1.163       1.159
  Number of units outstanding at end of
    year.................................     8,776     9,459,681     7,923,781      119,392     274,697      75,462
  SMALL CAP PORTFOLIO (9/98)
  Unit Value at beginning of year........  $  1.467         1.464         1.462        1.461       1.457       1.454
  Unit Value at end of year..............     1.653         1.645         1.642        1.640       1.632       1.627
  Number of units outstanding at end of
    year.................................   465,723     1,819,121     1,522,222      298,155     156,058      21,714
GREENWICH STREET SERIES FUND
  EQUITY INDEX PORTFOLIO -- CLASS II
    SHARES (5/99)
  Unit Value at beginning of year........     1.094         1.093         1.092        1.092       1.091       1.090
  Unit Value at end of year..............     0.987         0.983         0.982        0.981       0.978       0.975
  Number of units outstanding at end of
    year.................................        --     1,566,174     5,518,988           --     139,132      16,098
MONTGOMERY FUNDS III
  MONTGOMERY VARIABLE SERIES GROWTH FUND
    (11/98)+
  Unit Value at beginning of year........  $  1.286         1.283         1.281        1.281       1.278       1.275
  Unit Value at end of year..............     1.162         1.157         1.155        1.153       1.149       1.145
  Number of units outstanding at end of
    year.................................        --        83,492       182,466           --       2,396         199
OCC ACCUMULATION TRUST
  EQUITY PORTFOLIO (10/98)+
  Unit Value at beginning of year........  $  1.168         1.165         1.163        1.163       1.160       1.158
  Unit Value at end of year..............     1.276         1.270         1.267        1.266       1.260       1.256
  Number of units outstanding at end of
    year.................................        --       181,293       993,558           --       8,576          --

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

             PORTFOLIO NAME                                             YEAR ENDED 2000
--------------------------------------------------------------------------------------------------------------------
                                              P1           P2            P3           P4          P5          P6
                                              --           --            --           --          --          --
SALOMON BROTHERS VARIABLE SERIES FUNDS,
  INC.
  CAPITAL FUND (10/98)
  Unit Value at beginning of year........  $  1.392         1.388         1.387        1.386       1.383       1.380
  Unit Value at end of year..............     1.636         1.628         1.625        1.623       1.616       1.611
  Number of units outstanding at end of
    year.................................       554       224,472       830,518           --      50,827         535
  INVESTORS FUND (10/98)
  Unit Value at beginning of year........  $  1.339         1.336         1.334        1.333       1.330       1.328
  Unit Value at end of year..............     1.534         1.527         1.524        1.522       1.515       1.510
  Number of units outstanding at end of
    year.................................   143,552        98,402       114,539       63,550       5,096       3,198
  TOTAL RETURN FUND (9/98)
  Unit Value at beginning of year........  $  1.062         1.059         1.058        1.057       1.054       1.052
  Unit Value at end of year..............     1.139         1.134         1.131        1.130       1.125       1.121
  Number of units outstanding at end of
    year.................................        --        37,113       238,124           --       4,091          --
STRONG VARIABLE INSURANCE FUNDS, INC.
  STRONG, SCHAFER VALUE FUND II (9/98)*
  Unit Value at beginning of year........  $  1.247         1.244         1.242        1.242       1.238       1.236
  Unit Value at end of year..............     1.337         1.331         1.328        1.326       1.320       1.316
  Number of units outstanding at end of
    year.................................        --        36,165        51,233           --       1,202          --
TRAVELERS SERIES FUND, INC.
  ALLIANCE GROWTH PORTFOLIO (10/96)
  Unit Value at beginning of year........  $  2.305         2.290         2.283        2.279       2.265       2.254
  Unit Value at end of year..............     1.874         1.858         1.850        1.846       1.831       1.819
  Number of units outstanding at end of
    year.................................   275,547    23,043,619     7,514,662      945,729     501,928     255,841
  MFS TOTAL RETURN PORTFOLIO(10/96)
  Unit Value at beginning of year........  $  1.427         1.418         1.414        1.411       1.402       1.395
  Unit Value at end of year..............     1.655         1.641         1.634        1.631       1.617       1.607
  Number of units outstanding at end of
    year.................................    66,536     1,699,453     1,737,087      113,271     314,687     151,272
  PUTNAM DIVERSIFIED INCOME PORTFOLIO
    (10/96)
  Unit Value at beginning of year........  $  1.098         1.091         1.088        1.086       1.079       1.074
  Unit Value at end of year..............     1.088         1.079         1.074        1.072       1.063       1.056
  Number of units outstanding at end of
    year.................................     4,035       578,829       358,569       82,091     174,538     153,349
  SMITH BARNEY HIGH INCOME PORTFOLIO
    (10/96)
  Unit Value at beginning of year........  $  1.202         1.194         1.191        1.189       1.181       1.176
  Unit Value at end of year..............     1.099         1.090         1.085        1.083       1.074       1.067
  Number of units outstanding at end of
    year.................................       170       329,280       575,898       89,238      25,915      49,732
  SMITH BARNEY INTERNATIONAL EQUITY
    PORTFOLIO(10/96)
  Unit Value at beginning of year........  $  1.835         1.823         1.817        1.814       1.803       1.794
  Unit Value at end of year..............     1.390         1.378         1.373        1.370       1.358       1.350
  Number of units outstanding at end of
    year.................................   212,288     1,750,019     2,064,021      560,029     138,505      58,628
  SMITH BARNEY LARGE CAPITALIZATION
    GROWTH PORTFOLIO(8/98)
  Unit Value at beginning of year........  $  1.709         1.704         1.702        1.701       1.697       1.693
  Unit Value at end of year..............     1.581         1.573         1.570        1.568       1.561       1.555
  Number of units outstanding at end of
    year.................................    78,925     1,305,175     1,419,996      187,316     142,592       6,223

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

             PORTFOLIO NAME                                             YEAR ENDED 2000
--------------------------------------------------------------------------------------------------------------------
                                              P1           P2            P3           P4          P5          P6
                                              --           --            --           --          --          --
  SMITH BARNEY LARGE CAP VALUE PORTFOLIO
    (10/98)+
  Unit Value at beginning of year........  $  1.448         1.439         1.434        1.432       1.423       1.416
  Unit Value at end of year..............     1.628         1.615         1.608        1.604       1.591       1.581
  Number of units outstanding at end of
    year.................................   706,152     1,347,297     1,162,121    1,337,882     159,017     204,244
  SMITH BARNEY MONEY MARKET PORTFOLIO
    (10/98)+
  Unit Value at beginning of year........  $  1.148         1.141         1.137        1.135       1.128       1.122
  Unit Value at end of year..............     1.210         1.200         1.195        1.192       1.182       1.175
  Number of units outstanding at end of
    year.................................    56,905     1,166,205     1,095,586      894,768     353,131     440,206
THE TRAVELERS SERIES TRUST
  DISCIPLINED MID CAP STOCK
    PORTFOLIO(9/98)
  Unit Value at beginning of year........  $  1.454         1.451         1.449        1.448       1.444       1.442
  Unit Value at end of year..............     1.686         1.678         1.675        1.673       1.665       1.659
  Number of units outstanding at end of
    year.................................    10,638       464,359       551,755       85,858       8,052       1,270
  DISCIPLINED SMALL CAP STOCK PORTFOLIO
    (11/98)+
  Unit Value at beginning of year........  $  1.306         1.303         1.301        1.301       1.298       1.296
  Unit Value at end of year..............     1.325         1.320         1.317        1.315       1.310       1.306
  Number of units outstanding at end of
    year.................................     5,373        28,352        74,116       10,709       8,029          --
  EQUITY INCOME PORTFOLIO (7/97)
  Unit Value at beginning of year........  $  1.238         1.232         1.229        1.228       1.222       1.217
  Unit Value at end of year..............     1.343         1.334         1.330        1.327       1.318       1.312
  Number of units outstanding at end of
    year.................................    33,200     3,017,489     8,694,057           --     366,173      79,718
  FEDERATED HIGH YIELD PORTFOLIO (10/97)+
  Unit Value at beginning of year........  $  1.079         1.074         1.072        1.070       1.066       1.062
  Unit Value at end of year..............     0.985         0.979         0.975        0.974       0.968       0.963
  Number of units outstanding at end of
    year.................................        --        37,604       279,023           --      11,277       6,461
  FEDERATED STOCK PORTFOLIO (7/97)
  Unit Value at beginning of year........  $  1.329         1.323         1.320        1.318       1.311       1.307
  Unit Value at end of year..............     1.371         1.362         1.357        1.355       1.345       1.338
  Number of units outstanding at end of
    year.................................        --       357,769     1,809,305           --      85,674       7,045
  LARGE CAP PORTFOLIO (7/97)
  Unit Value at beginning of year........  $  1.782         1.773         1.769        1.767       1.758       1.752
  Unit Value at end of year..............     1.515         1.504         1.499        1.497       1.486       1.479
  Number of units outstanding at end of
    year.................................    27,300     3,641,258     7,995,633           --     422,579      15,576
  LAZARD INTERNATIONAL STOCK PORTFOLIO
    (8/97)
  Unit Value at beginning of year........  $  1.328         1.322         1.319        1.317       1.311       1.306
  Unit Value at end of year..............     1.169         1.161         1.157        1.155       1.147       1.142
  Number of units outstanding at end of
    year.................................        --       596,990     1,022,402           --      84,198       9,448
  MFS MID CAP GROWTH PORTFOLIO (9/98)
  Unit Value at beginning of year........  $  1.979         1.974         1.972        1.971       1.966       1.962
  Unit Value at end of year..............     2.152         2.142         2.137        2.135       2.125       2.118
  Number of units outstanding at end of
    year.................................   165,835       808,818     1,377,795      267,941      64,395       5,885

                                   APPENDIX A
                     CONDENSED FINANCIAL INFORMATION (2000)
--------------------------------------------------------------------------------

            THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (CONTINUED)

             PORTFOLIO NAME                                             YEAR ENDED 2000
--------------------------------------------------------------------------------------------------------------------
                                              P1           P2            P3           P4          P5          P6
                                              --           --            --           --          --          --
  MFS RESEARCH PORTFOLIO (10/98)
  Unit Value at beginning of year........  $  1.531         1.527         1.525        1.524       1.521       1.518
  Unit Value at end of year..............     1.437         1.431         1.427        1.426       1.420       1.415
  Number of units outstanding at end of
    year.................................   156,027       486,870       271,264       30,148      12,601       2,997
  SOCIAL AWARENESS STOCK PORTFOLIO
    (10/96)
  Unit Value at beginning of year........  $  1.985         1.972         1.966        1.963       1.950       1.941
  Unit Value at end of year..............     1.964         1.947         1.939        1.935       1.918       1.906
  Number of units outstanding at end of
    year.................................   104,272     1,713,947     3,098,531      585,417     249,226     313,700
  STRATEGIC STOCK PORTFOLIO (9/98)+
  Unit Value at beginning of year........  $  1.118         1.115         1.114        1.113       1.110       1.108
  Unit Value at end of year..............     1.225         1.220         1.217        1.216       1.210       1.206
  Number of units outstanding at end of
    year.................................        --         7,276       354,007       11,312       4,503       4,753
  TRAVELERS QUALITY BOND PORTFOLIO (9/97)
  Unit Value at beginning of year........  $  1.107         1.102         1.100        1.098       1.093       1.090
  Unit Value at end of year..............     1.177         1.170         1.166        1.164       1.156       1.151
  Number of units outstanding at end of
    year.................................     1,597     1,513,495       536,459       95,811     134,012     142,435
  U.S. GOVERNMENT SECURITIES PORTFOLIO
    (10/96)
  Unit Value at beginning of year........  $  1.199         1.192         1.188        1.186       1.178       1.172
  Unit Value at end of year..............     1.364         1.353         1.347        1.344       1.333       1.324
  Number of units outstanding at end of
    year.................................     1,246       657,535     1,106,538      327,066      96,447     138,105
  UTILITIES PORTFOLIO (10/96)
  Unit Value at beginning of year........  $  1.503         1.494         1.489        1.487       1.477       1.470
  Unit Value at end of year..............     1.857         1.842         1.834        1.830       1.815       1.803
  Number of units outstanding at end of
    year.................................    33,199       920,744       656,973      131,675      68,174       6,646
WARBURG PINCUS TRUST*
  EMERGING MARKETS PORTFOLIO (10/98)*
  Unit Value at beginning of year........  $  1.947         1.942         1.940        1.939       1.934       1.931
  Unit Value at end of year..............     1.325         1.319         1.316        1.315       1.309       1.305
  Number of units outstanding at end of
    year.................................        --       254,148       416,917           --      22,906         743

For 2000, unit values are shown for all mortality and expense risk charges even if there are no units outstanding.

The financial statements of Separate Account QP and the consolidated financial statements of The Travelers Insurance Company and Subsidiaries are contained in the SAI. Dates shown next to fund name reflects the date money first came into the fund through the Separate Account. Funds not listed were not available or had no money yet allocated to them as of December 31, 2000.

 *  Fund's name has changed. Refer to the prospectus for fund's new name.

 **  No longer available to new contract owners.

The .95% mortality and expense risk charge is not currently available through Gold Track Select Contracts.

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

                                   APPENDIX B
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

        The Insurance Company
        Principal Underwriter
        Distribution and Principal Underwriting Agreement
        Valuation of Assets
        Performance Information
        Federal Tax Considerations
        Independent Accountants
        Financial Statements

--------------------------------------------------------------------------------

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2001 (FORM NO. L 12549S) ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO: THE TRAVELERS INSURANCE COMPANY, ANNUITY SERVICES, ONE TOWER SQUARE, HARTFORD, CONNECTICUT, 06183-9061.

Name:
--------------------------------------------------------------------------------
Address:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX C
--------------------------------------------------------------------------------

TEXAS OPTIONAL RETIREMENT PLAN PARTICIPANTS

As provided in the Texas Optional Retirement Program ("Texas ORP"), a participant may not receive a loan, a surrender or payment of any annuity or any benefit under the Contract, and may not transfer or exchange the cash surrender value of the Contract until one of the following events:

     -  Death

     -  Disability (as defined by Internal Revenue Code 72(m)(7)

     -  Attainment of age 70 1/2

     -  Retirement

     - Termination of employment in all public institutions of higher education in Texas

If the participant does not begin a second year of participation in the Texas ORP, the Company will pay the participant's cash surrender value, as directed by the Contract Owner.

The Company will require a written statement from the applicable institution certifying their agreement to any withdrawals.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                       THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

L-12549-C  Printed in U.S.A.
           TIC Ed. 5-01

                                     PART B

           Information Required in a Statement of Additional Information

                                   GOLD TRACK
                                GOLD TRACK SELECT


                       STATEMENT OF ADDITIONAL INFORMATION

                                      dated

                                   May 1, 2001

                                       for

                  THE TRAVELERS FUND QP FOR VARIABLE ANNUITIES

                                    ISSUED BY

                         THE TRAVELERS INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Group Variable Annuity Contract Prospectus dated May 1, 2001. A copy of the Prospectus may be obtained by writing to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183-5030, or by calling 1-800-842-9368 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


                                TABLE OF CONTENTS

THE INSURANCE COMPANY ...................................................... 1

PRINCIPAL UNDERWRITER .....................................................  1

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT .........................  1

VALUATION OF ASSETS .......................................................  1

PERFORMANCE INFORMATION ...................................................  2

FEDERAL TAX CONSIDERATIONS ................................................  12

INDEPENDENT ACCOUNTANTS ...................................................  15

FINANCIAL STATEMENTS ......................................................  F-1

                              THE INSURANCE COMPANY

      The Travelers Insurance Company (the "Company"), is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183 and its telephone number is (860) 277-0111.

      The Company is a wholly owned subsidiary of The Travelers Insurance Group Inc., an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate and Investment Bank, Global Investment Management and Private Banking, and Investment Activities segments.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

      The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the jurisdiction of domicile in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Separate Account QP meets the definition of a separate account under the federal securities laws, and will comply with the provisions of the 1940 Act. Additionally, the operations of Separate Account QP are subject to the provisions of Section 38a-433 of the Connecticut General Statutes which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account.


                              PRINCIPAL UNDERWRITER

      Travelers Distribution LLC ("TDLLC") serves as principal underwriter for Separate Account QP and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Tower Square, Hartford, Connecticut. TDLLC is affiliated with the Company and Separate Account QP.


                 DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

      Under the terms of the Distribution and Principal Underwriting Agreement among Separate Account QP, TDLLC and the Company, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

      Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

      Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

      Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CASH VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the expense risk charge and the Funding Option Administrative Charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

      (a) = investment income plus capital gains and losses (whether realized or unrealized);
      (b) = any deduction for applicable taxes (presently zero); and
      (c) = the value of the assets of the Funding Option at the beginning of the valuation period.

      The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the accumulation unit for each Funding Option was initially established at $1.00. The value of an accumulation unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit Value applicable to each Funding Option was established at $1.00. An annuity unit value as of any business day is equal to (a) the value of the annuity unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the valuation period just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                             PERFORMANCE INFORMATION

TOTAL RETURN PERFORMANCE
      From time to time, the Company may advertise several types of historical performance for the Funding Options of Separate Account QP. The Company may advertise the "standardized average annual total returns" of the Funding Options, calculated in a manner prescribed by the Securities and Exchange Commission, as well as the "nonstandardized total returns," as described below:

      STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the Funding Option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the Funding Option has been in existence if less. If a Funding Option has been in existence for less than one year, the "since inception" total return performance quotations are year-to-date and are not average annual total returns. These quotations reflect the deduction of all maximum recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the semiannual account charge is converted to a percentage of assets based on the actual fees collected, divided by the average net assets for contracts sold under the Prospectus to which this SAI relates. Each quotation assumes a total redemption at the end of each period with the assessment of any applicable maximum surrender charge or deferred sales charge at that time.

      NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the Funding Options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total return will not reflect the deduction of any applicable surrender or deferred sales charge or the semiannual account charge, which, if reflected, would decrease the level of performance shown. The surrender charge or deferred sales charge is not reflected because the Contract is designed for long-term investment.

      For Funding Options that were in existence prior to the date they became available under the Separate Account, the nonstandardized average annual total return quotations may be accompanied by returns showing the investment performance that such Funding Options would have achieved (reduced by the applicable maximum charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance

      Average annual total returns for each of the Funding Options computed according to the standardized and nonstandardized methods for the periods ending December 31, 2000 are set forth in the following tables.

                         TRAVELERS REGISTERED GOLD TRACK
                     STANDARIZED PERFORMANCE AS OF 12/31/00


STOCK ACCOUNTS:                  1 Year  5 Year  10 Year (or inception)
------------------------------------------------------------------------
Alliance Growth Portfolio       -23.56%    -     14.04%       10/8/96
------------------------------------------------------------------------
American Odyssey Core Equity    -20.51%    -      5.57%       10/8/96
Fund
------------------------------------------------------------------------
American Odyssey Emerging         2.93%    -      3.80%       10/7/96
Opportunities Fund
------------------------------------------------------------------------
American Odyssey International  -14.02%    -      9.25%       10/7/96
Equity Fund
------------------------------------------------------------------------
Capital Appreciation Fund       -26.98%    -     21.57%       10/8/96
(Janus)
------------------------------------------------------------------------
Delaware Investments REIT        22.79%    -      7.93%        1/5/99
  Series
------------------------------------------------------------------------
Dreyfus VIF Appreciation         -7.14%    -      3.99%       7/29/98
Portfolio
------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio   5.94%    -     21.21%       9/21/98
------------------------------------------------------------------------
Dreyfus VIF Stock Index Fund    -15.20%    -     15.21%       10/1/96
------------------------------------------------------------------------
Fidelity VIP Equity Income        1.34%    -     11.10%       10/7/96
Portfolio - Initial Class
------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - -16.78%    -     16.41%       10/07/96
Initial Class
------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio      2.25%    -     36.14%       9/22/98
------------------------------------------------------------------------
MFS Research Portfolio          -11.74%    -     14.20%       10/2/98
------------------------------------------------------------------------
Salomon Brothers Variable         7.73%    -     17.53%       10/1/98
Investors Fund
------------------------------------------------------------------------
Smith Barney International      -28.76%    -      6.08%       10/8/96
Equity Portfolio
------------------------------------------------------------------------
Smith Barney Large Cap Growth   -13.02%    -     18.25%       8/28/98
Portfolio
------------------------------------------------------------------------
Smith Barney Large Cap Value      5.73%    -     10.20%       10/1/96
Portfolio
------------------------------------------------------------------------
Social Awareness Stock           -6.98%    -     15.30%       10/8/96
Portfolio (Smith Barney)
------------------------------------------------------------------------
Strategic Stock Portfolio         3.03%    -      6.19%       9/22/98
------------------------------------------------------------------------
Templeton Growth Securities       0.42%    -     10.72%       10/7/96
Fund - Class I
------------------------------------------------------------------------
Travelers Disciplined Mid Cap     9.02%    -     23.45%       10/29/98
Stock Portfolio
------------------------------------------------------------------------
Travelers Disciplined Small Cap  -4.54%    -     10.86%       11/18/98
Stock Portfolio
------------------------------------------------------------------------
Utilities Portfolio (Smith       16.16%    -     13.79%       10/8/96
Barney)
------------------------------------------------------------------------



BOND ACCOUNTS:                 1 Year    5 Year  10 Year (or inception)
------------------------------------------------------------------------
American Odyssey Global        -10.11%     -      -0.69%        5/1/98
High-Yield Bond Fund
------------------------------------------------------------------------
American Odyssey Intermediate-  -0.37%     -       3.39%       10/8/96
Term Bond Fund
------------------------------------------------------------------------
American Odyssey Long-Term Bond  5.03%     -       4.99%       10/8/96
Fund
------------------------------------------------------------------------
Fidelity VIP High Income       -27.53%     -      -3.74%       10/8/96
Portfolio - Initial Class
------------------------------------------------------------------------
Putnam Diversified Income       -6.88%     -      -0.17%       10/8/96
Portfolio
------------------------------------------------------------------------
Smith Barney High Income       -14.04%     -       0.10%      10/29/96
Portfolio
------------------------------------------------------------------------
Templeton Global Income         -1.57%     -       0.14%       10/8/96
Securities Fund - Class I
------------------------------------------------------------------------
Travelers Convertible Bond       5.18%     -      10.99%       8/24/99
Portfolio
------------------------------------------------------------------------
Travelers High Yield Bond       -5.62%     -       4.71%       10/8/96
Trust
------------------------------------------------------------------------
Travelers Quality Bond          -0.01%     -       2.63%       9/26/97
Portfolio
------------------------------------------------------------------------
Travelers U.S. Government        6.97%     -       5.57%       10/8/96
Securities Portfolio
------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------
Fidelity VIP II Asset Manager  -10.20%     -       8.33%       10/2/96
Portfolio - Initial Class
------------------------------------------------------------------------
MFS Total Return Portfolio       9.03%     -      10.69%       10/8/96
------------------------------------------------------------------------
Templeton Asset Strategy Fund - -6.25%     -       9.43%       10/8/96
Class I
------------------------------------------------------------------------
Travelers Managed Assets Trust  -8.03%     -      11.20%       10/8/96
------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------
Smith Barney Money Market       -0.87%     -       2.49%       10/1/96
Portfolio
------------------------------------------------------------------------

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                         TRAVELERS REGISTERED GOLD TRACK
                 NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00


                                       Cumulative Returns                Average Annual Returns
                             ----------------------------------------------------------------------------------
                              YTD     1 YR     3YR    5YR     10YR       3YR    5YR    10YR    Inception
---------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
---------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio    -19.28% -19.28%  34.24% 118.32%    -       10.30% 16.88%   -     18.55%  6/20/1994
---------------------------------------------------------------------------------------------------------------
American Odyssey Core        -16.06% -16.06%  -5.77%  49.13%    -       -1.96%  8.31%   -      9.57%   5/1/1993
Equity Fund
---------------------------------------------------------------------------------------------------------------
American Odyssey Emerging      8.67%   8.67%  32.23%  33.56%    -        9.75%  5.95%   -      9.70%   5/1/1993
Opportunities Fund
---------------------------------------------------------------------------------------------------------------
American Odyssey              -9.21%  -9.21%  34.67%  67.97%    -       10.42% 10.92%   -     10.41%   5/1/1993
International Equity Fund
---------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund    -22.88% -22.88%  86.42% 193.85% 548.07%    23.05% 24.03% 20.53%  11.67%  5/26/1983
(Janus)
---------------------------------------------------------------------------------------------------------------
Delaware Investments REIT     29.65%  29.65%    -       -     -           -      -       -     4.51%   5/6/1998
Series
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation      -1.93%  -1.93%  38.67% 117.32%  -         11.50% 16.77%    -    15.64%   4/5/1993
Portfolio
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap         11.85%  11.85%  29.57%  71.87% 1584.27%    9.01% 11.43% 32.60%  31.60%  8/31/1990
Portfolio
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF Stock Index Fund -10.45% -10.45%  34.95% 114.27%  321.24%   10.50% 16.44% 15.45%  13.31%  9/29/1989
-------------------------------------------------------------------------------------------- ------------------
Fidelity VIP Equity Income     7.03%   7.03%  23.78%  76.59%  334.93%    7.36% 12.03% 15.82%  11.93%  10/9/1986
Portfolio - Initial Class
------------------------------------------------------------------------------------------- -------------------
Fidelity VIP Growth          -12.13% -12.13%  64.17% 126.61%  446.00%   17.95% 17.75% 18.48%  14.88%  10/9/1986
Portfolio - Initial Class
---------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio   7.95%   7.95%    -       -        -        -      -       -    22.10%  3/23/1998
---------------------------------------------------------------------------------------------------------------
MFS Research Portfolio        -6.79%  -6.79%    -       -        -        -      -       -     6.56%  3/23/1998
---------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable     13.76%  13.76%    -       -        -        -      -       -    11.60%  2/17/1998
Investors Fund
---------------------------------------------------------------------------------------------------------------
Smith Barney International   -24.77% -24.77%  30.93% 54.23%      -       9.39%  9.04%    -     7.62%  6/20/1994
Equity Portfolio
---------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap        -8.15%  -8.15%    -       -        -        -      -       -    15.48%   5/6/1998
Growth Portfolio
---------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap        11.66%  11.66%  19.57%  76.71%     -       6.13% 12.05%    -    13.41%  6/20/1994
Value Portfolio
---------------------------------------------------------------------------------------------------------------
Social Awareness Stock        -1.77%  -1.77%  46.62% 118.17%     -      13.59% 16.87%    -    14.27%   5/1/1992
Portfolio
(Smith Barney)
---------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio      8.80%   8.80%    -       -        -        -      -       -     1.99%   5/6/1998
---------------------------------------------------------------------------------------------------------------
Templeton Growth Securities    6.04%   6.04%  34.98%  80.08%  278.02%   10.51% 12.47%  14.21% 11.52%  8/31/1988
Fund - Class 1
---------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid     15.11%  15.11%  48.79%    -        -      14.15%   -       -    19.97%   4/1/1997
Cap Stock Portfolio
---------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small    0.78%   0.78%    -      -         -        -      -       -     2.07%   5/1/1998
Cap Stock Portfolio
---------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith    22.67%  22.67%  41.13%  85.15%     -      12.16% 13.10%    -    13.34%   2/4/1994
Barney)
---------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
---------------------------------------------------------------------------------------------------------------
American Odyssey Global       -5.08%  -5.08%   -      -          -       -       -       -    -1.11%   5/1/1998
High-Yield Bond Fund
---------------------------------------------------------------------------------------------------------------
American Odyssey               5.21%   5.21%  12.87%  22.87%     -      4.11%   4.20%    -     4.32%   5/1/1993
Intermediate-Term Bond Fund
---------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term    10.91%  10.91%  14.59%  26.72%     -      4.64%   4.84%    -     5.83%   5/1/1993
Bond Fund
---------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income     -23.47% -23.47% -22.87%   0.83% 124.76%   -8.28%   0.16%   8.43%  6.92%  9/19/1985
Portfolio - Initial Class
---------------------------------------------------------------------------------------------------------------
Putnam Diversified Income     -1.67%  -1.67%  -2.48%  10.74%   -       -0.83%   2.06%    -     4.01%  6/20/1994
Portfolio
---------------------------------------------------------------------------------------------------------------
Smith Barney High Income      -9.23%  -9.23%  -8.86%  14.42%   -       -3.04%   2.73%    -     4.43%  6/22/1994
Portfolio
---------------------------------------------------------------------------------------------------------------




                                 Calendar Year Returns
                               ------------------------
                                 1999     1998     1997
-------------------------------------------------------
STOCK ACCOUNTS:
-------------------------------------------------------
Alliance Growth Portfolio      30.55%   27.39%   27.37%
-------------------------------------------------------
American Odyssey Core          -1.57%   14.05%   30.21%
Equity Fund
-------------------------------------------------------
American Odyssey Emerging      34.95%   -9.83%    5.66%
Opportunities Fund
-------------------------------------------------------
American Odyssey               30.82%   13.39%    3.69%
International Equity Fund
-------------------------------------------------------
Capital Appreciation Fund      51.54%   59.52%   24.57%
(Janus)
-------------------------------------------------------
Delaware Investments REIT      -3.87%     -        -
Series
-------------------------------------------------------
Dreyfus VIF Appreciation       10.02%   28.52%  26.42%
Portfolio
-------------------------------------------------------
Dreyfus VIF Small Cap          21.56%   -4.71%  15.25%
Portfolio
-------------------------------------------------------
Dreyfus VIF Stock Index Fund   19.05%   26.58%  31.31%
-------------------------------------------------------
Fidelity VIP Equity Income
Portfolio - Initial Class       4.96%   10.19%  26.49%
-------------------------------------------------------
Fidelity VIP Growth
Portfolio - Initial Class      35.67%   37.71%  21.91%
-------------------------------------------------------
MFS Mid Cap Growth Portfolio   62.05%     -        -
-------------------------------------------------------
MFS Research Portfolio         22.08%     -        -
-------------------------------------------------------
Salomon Brothers Variable      10.23%     -        -
Investors Fund
-------------------------------------------------------
Smith Barney International     65.58%    5.11%    1.39%
Equity Portfolio
-------------------------------------------------------
Smith Barney Large Cap         29.15%     -        -
Growth Portfolio
-------------------------------------------------------
Smith Barney Large Cap         -1.23%    8.41%   25.01%
Value Portfolio
-------------------------------------------------------
Social Awareness Stock         14.34%   30.53%   25.66%
Portfolio
(Smith Barney)
-------------------------------------------------------
Strategic Stock Portfolio        3.61%     -        -
-------------------------------------------------------
Templeton Growth Securities     27.44%  -0.11%   10.43%
Fund - Class 1
-------------------------------------------------------
Travelers Disciplined Mid       12.00%  15.40%     -
Cap Stock Portfolio
-------------------------------------------------------
Travelers Disciplined Small     18.85%    -        -
Cap Stock Portfolio
-------------------------------------------------------
Utilities Portfolio (Smith      -1.37%  16.65%   23.68%
Barney)
-------------------------------------------------------
BOND ACCOUNTS:
-------------------------------------------------------
American Odyssey Global           -       -       9.25%
High-Yield Bond Fund
-------------------------------------------------------
American Odyssey                 0.19%   7.08%    6.12%
Intermediate-Term Bond Fund
-------------------------------------------------------
American Odyssey Long-Term      -4.00%   7.63%   10.60%
Bond Fund
-------------------------------------------------------
Fidelity VIP High Income         6.76%  -5.59%   16.14%
Portfolio - Initial Class
-------------------------------------------------------
Putnam Diversified Income       -0.20%  -0.63%    6.30%
Portfolio
-------------------------------------------------------
Smith Barney High Income         1.27%  -0.85%   12.41%
Portfolio
-------------------------------------------------------

                         TRAVELERS REGISTERED GOLD TRACK
                 NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00


                                     Cumulative Returns             Average Annual Returns                   Calendar Year Returns
                             --------------------------------- -------------------------------------      --------------------------
                              YTD     1 YR     3YR    5YR     10YR    3YR   5YR    10YR   Inception             1999    1998   1997
------------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Templeton Global Income       3.94%   2.16%   3.94%  11.66%  55.80%  0.72%  2.23%  4.53%    4.70%  8/31/1988    -7.08%  5.79%  1.18%
Securities Fund - Class 1
------------------------------------------------------------------------------------------------------------------------------------
Travelers Convertible Bond
Portfolio                    11.07%  11.07%    -       -       -       -      -     -       10.38%  5/1/1998    17.17%   -      -
------------------------------------------------------------------------------------------------------------------------------------
Travelers High Yield Bond    -0.33%  -0.33%   8.05%  42.39% 150.39%  2.61%  7.31%  9.60%     7.00%  6/10/1983    3.07%  5.18% 15.06%
Trust
------------------------------------------------------------------------------------------------------------------------------------
Travelers Quality Bond        5.59%   5.59%  12.89%    -       -     4.12%   -      -        4.90%  8/30/1996   -0.22%  7.14%  5.75%
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Travelers U.S. Government    12.97%  12.97%  16.27%  29.44%    -     5.15%  5.29%   -        6.16%   1/24/1992  -5.38%  8.78% 11.18%
Securities Portfolio
------------------------------------------------------------------------------------------------------------------------------------
BALANCED ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager   -5.16%  -5.16%  18.10%  59.13% 171.79%  5.70%  9.73% 10.51%     9.77%    9/6/1989   9.66% 13.56% 19.12%
Portfolio - Initial Class
------------------------------------------------------------------------------------------------------------------------------------
MFS Total Return Portfolio   15.14%  15.14%  28.60%  73.88%    -     8.74% 11.69%   -       12.10%    6/20/1994  1.31% 10.25% 19.63%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Strategy     -1.00%  -1.00%  26.07%  68.66% 226.95%  8.02% 11.01% 12.57%    10.42%    8/31/1988 21.28%  5.00% 14.03%
Fund - Class 1
------------------------------------------------------------------------------------------------------------------------------------
Travelers Managed Assets     -2.88%  -2.88%  31.26%  76.47% 188.97%  9.48% 12.02% 11.19%     9.39%    6/7/1983  12.75% 19.87% 19.72%
Trust
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market     4.69%   4.69%  12.27%  20.64%    -     3.93%  3.82%   -        3.78%   6/20/1994   3.41%  3.70%  3.73%
Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Smith Barney Money Market     4.74%   This yield quotation more closely reflects the current earnings of this fund.
Portfolio -
7 Day Yield
------------------------------------------------------------------------------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations. *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class;s 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

                     TRAVELERS REGISTERED GOLD TRACK SELECT
                  STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00



STOCK ACCOUNTS:                    1 Year   5 Year    10 Year (or inception)
------------------------------------------------------------------------------
Alliance Growth Portfolio           -23.31%    -         14.36%        10/8/96
------------------------------------------------------------------------------
American Odyssey Core Equity Fund   -20.26%    -          6.09%        10/8/96
------------------------------------------------------------------------------
American Odyssey Emerging             3.24%    -          4.37%        10/7/96
Opportunities Fund
------------------------------------------------------------------------------
American Odyssey International      -13.75%    -          9.65%        10/7/96
Equity Fund
------------------------------------------------------------------------------
Delaware Investments REIT Series     23.17%    -          8.27%         1/5/99
------------------------------------------------------------------------------
Delaware Small Cap Value Series      10.83%    -          7.41%        9/22/98
------------------------------------------------------------------------------
Dreyfus VIF Appreciation Portfolio   -6.83%    -          4.48%        7/29/98
------------------------------------------------------------------------------
Dreyfus VIF Small Cap Portfolio       6.26%    -         21.60%        9/21/98
------------------------------------------------------------------------------
Equity Income Portfolio (Fidelity)    2.34%    -          6.92%        7/23/97
------------------------------------------------------------------------------
Equity Index Portfolio - Class II*  -14.96%    -         -4.59%        5/19/99
------------------------------------------------------------------------------
Federated Stock Portfolio            -2.69%    -          7.48%        7/11/97
------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity)      -19.80%    -         10.71%        7/23/97
------------------------------------------------------------------------------
Lazard International Stock          -16.95%    -          2.73%         8/6/97
Portfolio
------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio          2.55%    -         36.57%        9/22/98
------------------------------------------------------------------------------
MFS Research Portfolio              -11.45%    -         14.58%        10/2/98
------------------------------------------------------------------------------
Montgomery Variable Series:         -14.72%    -          4.46%        11/3/98
Growth Fund
------------------------------------------------------------------------------
OCC Accumulation Trust Equity         3.08%    -          8.68%        10/2/98
Portfolio
------------------------------------------------------------------------------
Salomon Brothers Variable Capital    10.88%    -         22.16%       10/28/98
Fund
------------------------------------------------------------------------------
Salomon Brothers Variable             8.07%    -         17.93%        10/1/98
Investors Fund
------------------------------------------------------------------------------
Smith Barney International Equity   -28.54%    -          6.57%        10/8/96
Portfolio
------------------------------------------------------------------------------
Smith Barney Large Cap Growth       -12.74%    -         18.63%        8/28/98
Portfolio
------------------------------------------------------------------------------
Social Awareness Stock Portfolio     -6.68%    -         15.63%        10/8/96
(Smith Barney)
------------------------------------------------------------------------------
Strategic Stock Portfolio             3.36%    -          6.64%        9/22/98
------------------------------------------------------------------------------
Strong Schafer Value Fund II          1.12%    -         10.79%        9/21/98
------------------------------------------------------------------------------
Travelers Disciplined Mid Cap         9.36%    -         23.87%       10/29/98
Stock Portfolio
------------------------------------------------------------------------------
Travelers Disciplined Small Cap      -4.26%    -         11.25%       11/18/98
Stock Portfolio
------------------------------------------------------------------------------
Utilities Portfolio (Smith Barney)   16.54%    -         14.12%        10/8/96
------------------------------------------------------------------------------
Warburg Pincus Emerging Markets     -35.81%    -         10.90%       10/29/98
Portfolio
------------------------------------------------------------------------------





BOND ACCOUNTS:                     1 Year   5 Year    10 Year (or inception)
----------------------------------------------------------------------------
American Odyssey Global           -9.82%       -       -0.01%     5/1/98
High-Yield Bond Fund
----------------------------------------------------------------------------
American Odyssey                  -0.05%       -        3.99%    10/8/96
Intermediate-Term Bond Fund
----------------------------------------------------------------------------
American Odyssey Long-Term Bond    5.36%       -        5.53%    10/8/96
Fund
----------------------------------------------------------------------------
Putnam Diversified Income         -6.59%       -        0.57%    10/8/96
Portfolio
----------------------------------------------------------------------------
Smith Barney High Income         -13.77%       -        0.83%   10/29/96
Portfolio
----------------------------------------------------------------------------
Travelers High Yield Bond Trust   -5.31%       -        5.27%    10/8/96
----------------------------------------------------------------------------
Travelers Quality Bond Portfolio   0.32%       -        3.09%    9/26/97
----------------------------------------------------------------------------
Travelers U.S. Governmentf         7.32%       -        6.10%    10/8/96
Securities Portfolio
----------------------------------------------------------------------------
BALANCED ACCOUNTS:
----------------------------------------------------------------------------
MFS Total Return Portfolio         9.38%       -       11.05%    10/8/96
----------------------------------------------------------------------------
Salomon Brothers Variable Total    1.19%       -        3.26%    9/21/98
Return Fund
----------------------------------------------------------------------------
Travelers Managed Assets Trust    -7.74%       -       11.55%    10/8/96
----------------------------------------------------------------------------
MONEY MARKET ACCOUNTS:
----------------------------------------------------------------------------
Travelers Money Market Portfolio  -0.41%       -        2.30%    9/10/98
----------------------------------------------------------------------------


----------------------------------------------------------------------------


----------------------------------------------------------------------------


----------------------------------------------------------------------------


----------------------------------------------------------------------------


----------------------------------------------------------------------------


----------------------------------------------------------------------------


----------------------------------------------------------------------------

----------------------------------------------------------------------------

----------------------------------------------------------------------------


----------------------------------------------------------------------------


----------------------------------------------------------------------------

----------------------------------------------------------------------------



The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.

                     TRAVELERS REGISTERED GOLD TRACK SELECT
                 NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00


                                     Cumulative Returns             Average Annual Returns
                               -------------------------------- -------------------------------
                                YTD      1 YR      3YR      5YR      10YR      3YR     5YR     10YR   Inception
---------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
---------------------------------------------------------------------------------------------------------------
Alliance Growth Portfolio      -19.28%  -19.28%   34.24%  118.32%     -      10.30%   16.88%    -       18.55%
---------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity   -16.06%  -16.06%   -5.77%   49.13%     -      -1.96%    8.31%    -        9.57%
Fund
---------------------------------------------------------------------------------------------------------------
American Odyssey Emerging        8.67%    8.67%   32.23%   33.56%     -       9.75%    5.95%    -        9.70%
Opportunities Fund
---------------------------------------------------------------------------------------------------------------
American Odyssey                -9.21%   -9.21%   34.67%   67.97%     -      10.42%   10.92%    -       10.41%
International Equity Fund
---------------------------------------------------------------------------------------------------------------
Delaware Investments REIT       29.65%   29.65%     -        -        -        -        -       -        4.51%
Series
---------------------------------------------------------------------------------------------------------------
Delaware Small Cap Value        16.67%   16.67%    2.93%   63.41%     -       0.97%   10.31%    -       10.25%
Series
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF Appreciation        -1.93%   -1.93%   38.67%  117.32%     -      11.50%   16.77%    -       15.64%
Portfolio
---------------------------------------------------------------------------------------------------------------
Dreyfus VIF Small Cap           11.85%   11.85%   29.57%   71.87% 1584.27%    9.01%   11.43% 32.60%     31.60%
Portfolio
---------------------------------------------------------------------------------------------------------------
Equity Income Portfolio          7.73%    7.73%   23.73%     -       -        7.35%     -      -        14.34%
(Fidelity)
---------------------------------------------------------------------------------------------------------------
Equity Index Portfolio -       -10.49%  -10.49%   35.26%  117.19%    -       10.58%   16.76%   -        15.89%
Class II*
---------------------------------------------------------------------------------------------------------------
Federated Stock Portfolio        2.44%    2.44%   23.83%     -       -        7.38%     -      -        14.92%
---------------------------------------------------------------------------------------------------------------
Large Cap Portfolio (Fidelity) -15.58%  -15.58%   44.14%     -       -       12.95%     -      -        16.75%
---------------------------------------------------------------------------------------------------------------
Lazard International Stock     -12.58%  -12.58%   16.75%     -       -        5.29%     -      -         6.86%
Portfolio
---------------------------------------------------------------------------------------------------------------
MFS Mid Cap Growth Portfolio     7.95%    7.95%     -        -       -         -        -      -        22.10%
---------------------------------------------------------------------------------------------------------------
MFS Research Portfolio          -6.79%   -6.79%     -        -       -         -        -      -         6.56%
---------------------------------------------------------------------------------------------------------------
Montgomery Variable Series:    -10.23%  -10.23%    8.72%     -       -        2.82%     -      -        11.92%
Growth Fund
---------------------------------------------------------------------------------------------------------------
OCC Accumulation Trust Equity    8.50%    8.50%   21.23%  84.59%3   16.35%    6.62%   13.03% 15.32%     13.86%
Portfolio
---------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable       16.72%   16.72%     -        -        -        -        -      -        18.87%
Capital Fund
---------------------------------------------------------------------------------------------------------------
Salomon Brothers Variable       13.76%   13.76%     -        -        -        -        -      -        11.60%
Investors Fund
---------------------------------------------------------------------------------------------------------------
Smith Barney International     -24.77%  -24.77%   30.93%   54.23%     -       9.39%    9.04%   -         7.62%
Equity Portfolio
---------------------------------------------------------------------------------------------------------------
Smith Barney Large Cap Growth   -8.15%   -8.15%     -        -        -        -        -      -        15.48%
Portfolio
---------------------------------------------------------------------------------------------------------------
Social Awareness Stock          -1.77%   -1.77%   46.62%  118.17%     -  1    3.59%   16.87%   -        14.27%
Portfolio (Smith Barney)
---------------------------------------------------------------------------------------------------------------
Strategic Stock Portfolio        8.80%    8.80%     -        -        -        -        -      -         1.99%
---------------------------------------------------------------------------------------------------------------
Strong Schafer Value Fund II     6.44%    6.44%    2.78%     -        -       0.92%     -      -         0.45%
---------------------------------------------------------------------------------------------------------------
Travelers Disciplined Mid Cap   15.11%   15.11%   48.79%     -        -      14.15%     -      -        19.97%
Stock Portfolio
---------------------------------------------------------------------------------------------------------------
Travelers Disciplined Small      0.78%    0.78%     -        -        -        -        -      -         2.07%
Cap Stock Portfolio
---------------------------------------------------------------------------------------------------------------
Utilities Portfolio (Smith      22.67%   22.67%   41.13%   85.15%     -      12.16%   13.10%   -        13.34%
Barney)
---------------------------------------------------------------------------------------------------------------
Warburg Pincus Emerging        -32.43%  -32.43%    0.17%     -        -       0.06%     -      -         0.06%
Markets Portfolio
---------------------------------------------------------------------------------------------------------------


                                            Calendar Year Returns
                                    ---------------------------------
                                             1999     1998     1997
---------------------------------------------------------------------
STOCK ACCOUNTS:
---------------------------------------------------------------------
Alliance Growth Portfolio        6/20/1994    30.55%  27.39%   27.37%
---------------------------------------------------------------------
American Odyssey Core Equity      5/1/1993    -1.57%  14.05%   30.21%
Fund
---------------------------------------------------------------------
American Odyssey Emerging         5/1/1993    34.95%  -9.83%    5.66%
Opportunities Fund
---------------------------------------------------------------------
American Odyssey                  5/1/1993    30.82%  13.39%    3.69%
International Equity Fund
---------------------------------------------------------------------
Delaware Investments REIT         5/6/1998    -3.87%    -        -
Series
---------------------------------------------------------------------
Delaware Small Cap Value        12/23/1993    -6.09%  -6.05%   31.23%
Series
---------------------------------------------------------------------
Dreyfus VIF Appreciation          4/5/1993    10.02%  28.52%   26.42%
Portfolio
---------------------------------------------------------------------
Dreyfus VIF Small Cap            8/31/1990    21.56%   -4.71%  15.25%
Portfolio
---------------------------------------------------------------------
Equity Income Portfolio          8/30/1996     3.56%   10.91%  29.99%
(Fidelity)
---------------------------------------------------------------------
Equity Index Portfolio -        11/30/1991    19.04%   26.94%  31.72%
Class II*
---------------------------------------------------------------------
Federated Stock Portfolio       8/30/1996     3.98%   16.26%  31.72%
---------------------------------------------------------------------
Large Cap Portfolio (Fidelity)  8/30/1996    27.65%   33.75%  20.43%
---------------------------------------------------------------------
Lazard International Stock       8/1/1996    20.14%   11.17%   6.84%
Portfolio
---------------------------------------------------------------------
MFS Mid Cap Growth Portfolio    3/23/1998    62.05%     -       -
---------------------------------------------------------------------
MFS Research Portfolio          3/23/1998    22.08%     -       -
---------------------------------------------------------------------
Montgomery Variable Series:      2/9/1996    19.23%    1.59%  26.93%
Growth Fund
---------------------------------------------------------------------
OCC Accumulation Trust Equity    8/1/1988     1.22%   10.39%  25.02%
Portfolio
---------------------------------------------------------------------
Salomon Brothers Variable       2/17/1998    20.51%     -       -
Capital Fund
---------------------------------------------------------------------
Salomon Brothers Variable       2/17/1998    10.23%     -       -
Investors Fund
---------------------------------------------------------------------
Smith Barney International      6/20/1994    65.58%    5.11%   1.39%
Equity Portfolio
---------------------------------------------------------------------
Smith Barney Large Cap Growth    5/6/1998    29.15%     -       -
Portfolio
---------------------------------------------------------------------
Social Awareness Stock           5/1/1992    14.34%   30.53%  25.66%
Portfolio (Smith Barney)
---------------------------------------------------------------------
Strategic Stock Portfolio        5/6/1998     3.61%     -       -
---------------------------------------------------------------------
Strong Schafer Value Fund II   10/10/1997    -4.10%    0.69%    -
---------------------------------------------------------------------
Travelers Disciplined Mid Cap    4/1/1997    12.00%   15.40%    -
Stock Portfolio
---------------------------------------------------------------------
Travelers Disciplined Small      5/1/1998    18.85%     -       -
Cap Stock Portfolio
---------------------------------------------------------------------
Utilities Portfolio (Smith       2/4/1994    -1.37%   16.65%  23.68%
Barney)
---------------------------------------------------------------------
Warburg Pincus Emerging        12/31/1997    79.09%   -17.22%   -
Markets Portfolio
---------------------------------------------------------------------

                     TRAVELERS REGISTERED GOLD TRACK SELECT
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00

                                                  Cumulative Returns                             Average Annual Returns
                                    -----------------------------------------------  ----------------------------------------------
                                      YTD      1 YR      3YR      5YR      10YR        3YR      5YR      10YR       Inception
-----------------------------------------------------------------------------------  ----------------------------------------------
BOND ACCOUNTS:
-----------------------------------------------------------------------------------  ----------------------------------------------
American Odyssey Global High-         -5.08%   -5.08%     -         -        -           -        -        -      -1.11%  5/1/1998
Yield Bond Fund
-----------------------------------------------------------------------------------  ----------------------------------------------
American Odyssey Intermediate-
Term Bond Fund                         5.21%    5.21%    12.87%   22.87%     -          4.11%    4.20%     -       4.32%  5/1/1993
-----------------------------------------------------------------------------------  ----------------------------------------------
American Odyssey Long-Term            10.91%   10.91%    14.59%   26.72%     -          4.64%    4.84%     -       5.83%  5/1/1993
Bond Fund
-----------------------------------------------------------------------------------  ----------------------------------------------
Putnam Diversified Income             -1.67%   -1.67%    -2.48%   10.74%     -         -0.83%    2.06%     -       4.01% 6/20/1994
Portfolio
-----------------------------------------------------------------------------------  ----------------------------------------------
Smith Barney High Income              -9.23%   -9.23%    -8.86%   14.42%     -         -3.04%    2.73%     -       4.43% 6/22/1994
Portfolio
-----------------------------------------------------------------------------------  ----------------------------------------------
Travelers High Yield Bond             -0.33%   -0.33%     8.05%   42.39%   150.39%      2.61%    7.31%    9.60%    7.00% 6/10/1983
Trust
-----------------------------------------------------------------------------------  ----------------------------------------------
Travelers Quality Bond Portfolio       5.59%    5.59%    12.89%     -        -          4.12%     -        -       4.90% 8/30/1996
-----------------------------------------------------------------------------------  ----------------------------------------------
Travelers U.S. Government             12.97%   12.97%    16.27%   29.44%     -          5.15%    5.29%     -       6.16% 1/24/1992
Securities Portfolio
-----------------------------------------------------------------------------------  ----------------------------------------------
BALANCED ACCOUNTS:
-----------------------------------------------------------------------------------  ----------------------------------------------
MFS Total Return Portfolio            15.14%   15.14%    28.60%   73.88%     -          8.74%   11.69%     -      12.10% 6/20/1994
-----------------------------------------------------------------------------------  ----------------------------------------------
Salomon Brothers Variable              6.52%    6.52%     -         -        -           -        -        -       3.66% 2/17/1998
Total Return Fund
-----------------------------------------------------------------------------------  ----------------------------------------------
Travelers Managed Assets              -2.88%   -2.88%    31.26%   76.47%   188.97%      9.48%   12.02%   11.19%    9.39%  6/7/1983
Trust
-----------------------------------------------------------------------------------  ----------------------------------------------
MONEY MARKET ACCOUNTS:
-----------------------------------------------------------------------------------  ----------------------------------------------
Travelers Money Market Portfolio       4.83%    4.83%    12.63%   20.09%    35.68%      4.04%    3.73%    3.10%    3.81% 12/31/1987
-----------------------------------------------------------------------------------------------------------------------------------
Travelers Money Market Portfolio -     5.16%   This yield quotation more closely reflects the current earnings of this fund.
7 Day Yield
-----------------------------------------------------------------------------------------------------------------------------------


                                       Calendar Year Returns
                                    ---------------------------
                                      1999     1998     1997
---------------------------------------------------------------
BOND ACCOUNTS:
---------------------------------------------------------------
American Odyssey Global High-          9.25%     -        -
Yield Bond Fund
---------------------------------------------------------------
American Odyssey Intermediate-
Term Bond Fund                         0.19%    7.08%    6.12%
---------------------------------------------------------------
American Odyssey Long-Term            -4.00%    7.63%   10.60%
Bond Fund
---------------------------------------------------------------
Putnam Diversified Income             -0.20%   -0.63%    6.30%
Portfolio
---------------------------------------------------------------
Smith Barney High Income               1.27%   -0.85%   12.41%
Portfolio
---------------------------------------------------------------
Travelers High Yield Bond              3.07%    5.18%   15.06%
Trust
---------------------------------------------------------------
Travelers Quality Bond Portfolio      -0.22%    7.14%    5.75%
---------------------------------------------------------------
Travelers U.S. Government             -5.38%    8.78%   11.18%
Securities Portfolio
---------------------------------------------------------------
BALANCED ACCOUNTS:
---------------------------------------------------------------
MFS Total Return Portfolio             1.31%   10.25%   19.63%
---------------------------------------------------------------
Salomon Brothers Variable             -0.52%     -        -
Total Return Fund
---------------------------------------------------------------
Travelers Managed Assets              12.75%   19.87%   19.72%
Trust
---------------------------------------------------------------
MONEY MARKET ACCOUNTS:
---------------------------------------------------------------
Travelers Money Market Portfolio       3.62%    3.69%    3.70%
---------------------------------------------------------------
Travelers Money Market Portfolio -
7 Day Yield
---------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.
 *These funds offer multiple classes of shares. The performance above may reflect the fees and performance of another class of the same fund for periods before the current class existed. If the current class's 12b-1 fee and other expenses were higher, the performance shown would be lower. They may not be available in every jurisdiction.

                  TRAVELERS REGISTERED GOLD TRACK CHART PROGRAM
                 STANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00
                                CHART FEE = 1.25%


                                                                      1 YR       5 YR                10 YR or Inception
-----------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
-----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                                    -21.12%       -         4.02%              10/8/1996
-----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                           2.14%       -         2.38%              10/7/1996
-----------------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                           -14.67%       -         7.54%              10/7/1996
-----------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
-----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund                        -10.81%       -        -4.40%              5/1/1998
-----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                          -1.11%       -         1.99%              10/8/1996
-----------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                                   4.23%       -         3.49%              10/8/1996
-----------------------------------------------------------------------------------------------------------------------------------

The inception date used to calculate standardized performance is based on the date that the investment option became active in the product.



                  TRAVELERS REGISTERED GOLD TRACK CHART PROGRAM
                NONSTANDARDIZED PERFORMANCE UPDATE AS OF 12/31/00
                                CHART FEE = 1.25%


------------------------------------------------------------------------------------------------------------------------------------
                                             CUMULATIVE RETURNS                                  AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------------------------------------------------
                                   YTD        1 YR       3YR       5YR      10YR       3YR       5YR      10YR   Inception
------------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Core            -16.83%    -16.83%    -8.97%     40.51%      -       -3.08%    7.03%      -       8.24%     5/1/93
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging          7.68%      7.68%    27.87%     25.96%      -        8.53%    4.72%      -       8.39%     5/1/93
Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey International   -10.06%    -10.06%    30.15%     58.35%      -        9.17%    9.62%      -       9.07%     5/1/93
 Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -    -5.97%     -5.97%       -         -         -         -         -        -      -2.26%     5/1/98
Yield Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-     4.24%      4.24%     9.06%     15.80%      -        2.93%    2.97%      -       3.06%     5/1/93
Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term         9.89%      9.89%    10.74%     19.43%      -        3.45%    3.61%      -       4.55%     5/1/93
Bond Fund
------------------------------------------------------------------------------------------------------------------------------------


----------------------------------------------------------------
                                      CALENDAR YEAR RETURNS
----------------------------------------------------------------
                                   1999       1998      1997
----------------------------------------------------------------
STOCK ACCOUNTS
----------------------------------------------------------------
American Odyssey Core             -2.81%     12.62%    28.57%
Equity Fund
----------------------------------------------------------------
American Odyssey Emerging         33.34%    -10.95%     4.35%
Opportunities Fund
----------------------------------------------------------------
American Odyssey International    29.23%     11.97%     2.40%
 Equity Fund
----------------------------------------------------------------
BOND ACCOUNTS
----------------------------------------------------------------
American Odyssey Global High -     7.90%        -         -
Yield Bond Fund
----------------------------------------------------------------
American Odyssey Intermediate-    -1.06%      5.75%     4.80%
Term Bond Fund
----------------------------------------------------------------
American Odyssey Long-Term        -5.19%      6.29%     9.22%
Bond Fund
----------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.

                   REGISTERED GOLD TRACT SELECT CHART PROGRAM
                   STANDARDIZED PERFORMANCE AS AS OF 12/31/00
                                CHART FEE = 1.25%


---------------------------------------------------------------------------------------------------------------------------------
                                                                      1 YR          5 YR              10 YR or Inception
---------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS:
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity Fund                                    -20.99%         -           4.58%           10/8/1996
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging Opportunities Fund                          2.30%          -           2.91%           10/7/1996
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey International Equity Fund                           -14.55%         -           8.10%           10/7/1996
---------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -Yield Bond Fund                        -10.67%         -           -3.74%           5/1/1998
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-Term Bond Fund                         -0.97%          -           2.52%           10/8/1996
---------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term Bond Fund                                  4.39%          -           4.04%           10/8/1996
---------------------------------------------------------------------------------------------------------------------------------



                   REGISTERED GOLD TRACT SELECT CHART PROGRAM
                  NONSTANDARDIZED PERFORMANCE AS AS OF 12/31/00
                                CHART FEE = 1.25%


------------------------------------------------------------------------------------------------------------------------------------
                                           CUMULATIVE RETURNS                                  AVERAGE ANNUAL RETURNS
------------------------------------------------------------------------------------------------------------------------------------
                                   YTD       1 YR        3YR       5YR     10YR      3YR      5YR       10YR   Inception
------------------------------------------------------------------------------------------------------------------------------------
STOCK ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Core Equity     -16.83%    -16.83%     -8.97%    40.51%     -      -3.08%    7.03%       -       8.24%      5/1/93
Fund
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Emerging          7.68%      7.68%     27.87%    25.96%     -       8.53%    4.72%       -       8.39%      5/1/93
Opportunities Fund
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey International   -10.06%    -10.06%     30.15%    58.35%     -       9.17%    9.62%       -       9.07%      5/1/93
Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
BOND ACCOUNTS
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Global High -    -5.97%     -5.97%        -         -       -         -        -         -      -2.26%      5/1/98
Yield Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Intermediate-     4.24%      4.24%      9.06%    15.80%     -       2.93%    2.97%       -       3.06%      5/1/93
Term Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
American Odyssey Long-Term         9.89%      9.89%     10.74%    19.43%     -       3.45%    3.61%       -       4.55%      5/1/93
Bond Fund
------------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------
                                      CALENDAR YEAR RETURNS
-----------------------------------------------------------------
                                    1999       1998      1997
-----------------------------------------------------------------
STOCK ACCOUNTS
-----------------------------------------------------------------
American Odyssey Core Equity        -2.81%     12.62%    28.57%
Fund
-----------------------------------------------------------------
American Odyssey Emerging           33.34%    -10.95%     4.35%
Opportunities Fund
-----------------------------------------------------------------
American Odyssey International      29.23%     11.97%     2.40%
Equity Fund
-----------------------------------------------------------------
BOND ACCOUNTS
-----------------------------------------------------------------
American Odyssey Global High -      7.90%        -          -
Yield Bond Fund
-----------------------------------------------------------------
American Odyssey Intermediate-      -1.06%     5.75%      4.80%
Term Bond Fund
-----------------------------------------------------------------
American Odyssey Long-Term          -5.19%     6.29%      9.22%
Bond Fund
-----------------------------------------------------------------

The inception date is the date that the underlying fund commenced operations.

                           FEDERAL TAX CONSIDERATIONS

      The following description of the federal income tax consequences under this Contract is not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, tax advice may be needed by a person contemplating purchase of an annuity contract and by a contract owner or beneficiary who may make elections under a contract. For further information, please consult a qualified tax adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS
      Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan, or a Section 403(b) annuity, attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the contract owner attains 70 1/2. Distributions must also begin or be continued according to required patterns following the death of the contract owner or the annuitant.

NONQUALIFIED ANNUITY CONTRACTS
      Individuals may purchase tax-deferred annuities without tax law funding limits. The purchase payments receive no tax benefit, deduction or deferral, but increases in the value of the contract are generally deferred from tax until distribution. If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), the increases in value attributable to purchase payments made after February 28, 1986 are generally includable in income annually. Furthermore, for contracts issued after April 22, 1987, all deferred increases in value will be includable in the income of a contract owner when the contract owner transfers the contract without adequate consideration.

      If two or more annuity contracts are purchased from the same insurer within the same calendar year, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

      Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

      In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically,
Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced.

INDIVIDUAL RETIREMENT ANNUITIES
      To the extent of earned income for the year and not exceeding $2,000 per individual, an individual may make deductible contributions to an individual retirement annuity (IRA). There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit of $4,000.

      The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of 15% of compensation up to $35,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE Plan IRA Form

      Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to $6,000. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution of 100% on the first 3% or 7% contribution for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS
      Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations ($2,000 per year for annual contributions), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

      Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS
      Under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

      Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

SECTION 403(b) PLANS
      Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code.

      Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING
      The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(b) PLANS OR ARRANGEMENTS OR FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS

    There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another retirement plan but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

    (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

    (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

    (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 701/2 or as otherwise required by law, or

    (d) the distribution is a hardship distribution.


      A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and a 10% additional tax penalty may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.   OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

      To the extent not described as requiring 20% withholding in 1 above, the portion of a non-periodic distribution which constitutes taxable income will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable distribution will be withheld as federal income tax. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

      The portion of a periodic distribution which constitutes taxable income will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs. As of January 1, 2001, a recipient receiving periodic payments (e.g., monthly or annual payments under an annuity option) which total $15,150 or less per year, will generally be exempt from periodic withholding.

      Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. All recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

      Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are not permitted to elect out of withholding.

                             INDEPENDENT ACCOUNTANTS

        The consolidated financial statements and schedules of The Travelers Insurance Company and subsidiaries as of December 31, 2000 and 1999, and for each of the years in the three-year period ended December 31, 2000, included herein, and the financial statements of The Travelers Separate Account QP for Variable Annuities as of December 31, 2000 and 1999,and for the year ended December 31, 2000, also included herein, have been included in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

ANNUAL REPORT
DECEMBER 31, 2000



















                      THE TRAVELERS SEPARATE ACCOUNT QP
                      FOR VARIABLE ANNUITIES
















   [TRAVELERS INSURANCE LOGO]
   The Travelers Insurance Company
   The Travelers Life and Annuity Company
   One Tower Square
   Hartford, CT  06183

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2000



ASSETS:
Investments at market value:
 Capital Appreciation Fund, 1,376,337 shares (cost $129,353,836) ................................ $ 112,873,398
 High Yield Bond Trust, 325,129 shares (cost $3,019,271) ........................................     2,851,385
 Managed Assets Trust, 2,011,450 shares (cost $38,866,646) ......................................    36,085,410
 Money Market Portfolio, 3,618,045 shares (cost $3,618,045) .....................................     3,618,045
 American Odyssey Funds, Inc., 18,628,337 shares (cost $268,891,834) ............................   259,845,999
 Delaware Group Premium Fund, 65,816 shares (cost $854,169) .....................................       963,760
 Dreyfus Stock Index Fund, 861,071 shares (cost $30,482,298) ....................................    29,276,405
 Dreyfus Variable Investment Fund, 711,397 shares (cost $30,436,891) ............................    27,922,986
 Franklin Templeton Variable Insurance Products Trust, 2,035,633 shares (cost $30,457,436) ......    30,283,537
 Greenwich Street Series Fund, 219,562 shares (cost $7,491,180) .................................     7,105,036
 OCC Accumulation Trust, 41,558 shares (cost $1,551,063) ........................................     1,499,828
 Salomon Brothers Variable Series Fund Inc., 196,184 shares (cost $2,709,504) ...................     2,760,024
 Strong Variable Insurance Funds, Inc., 12,017 shares (cost $115,020) ...........................       117,645
 The Montgomery Funds III, 19,932 shares (cost $355,231) ........................................       309,749
 The Travelers Series Trust, 4,182,871 shares (cost $71,552,099) ................................    70,480,960
 Travelers Series Fund Inc., 8,907,270 shares (cost $104,195,792) ...............................    93,755,629
 Variable Insurance Products Fund, 2,911,866 shares (cost $99,639,069) ..........................    93,529,558
 Variable Insurance Products Fund II, 1,034,870 shares (cost $17,329,431) .......................    16,557,919
 Warburg Pincus Trust, 94,082 shares (cost $1,193,541) ..........................................       877,789
                                                                                                  -------------

Total Investments (cost $842,112,356) ...........................................................                   $ 790,715,062

Receivables:
 Dividends ......................................................................................                          50,862
 Purchase payments and transfers from other Travelers accounts ..................................                       1,001,343
Other assets ....................................................................................                             508
                                                                                                                  ----------------

Total Assets ....................................................................................                     791,767,775
                                                                                                                  ----------------


LIABILITIES:
 Payables:
  Contract surrenders and transfers to other Travelers accounts .................................                         431,717
  Insurance charges .............................................................................                         183,805
  Administrative fees ...........................................................................                             482
Accrued liabilities .............................................................................                           8,161
                                                                                                                  ----------------

  Total Liabilities ............................................................................                          624,165
                                                                                                                  ----------------

NET ASSETS:                                                                                                         $ 791,143,610
                                                                                                                  ================










                        See Notes to Financial Statements

                        THE TRAVELERS SEPARATE ACCOUNT QP
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2000



INVESTMENT INCOME:
 Dividends ............................................................                       $ 28,916,822

EXPENSES:
 Insurance charges ....................................................      $ 4,901,505
 Administrative fees...................................................           18,201
                                                                        -----------------

   Total expenses .....................................................                          4,919,706
                                                                                           ----------------

    Net investment income .............................................                         23,997,116
                                                                                           ----------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Realized gain (loss) from investment transactions:
  Proceeds from investments sold ......................................       45,994,911
  Cost of investments sold ............................................       44,742,332
                                                                        -----------------

   Net realized gain (loss) ...........................................                          1,252,579

 Change in unrealized gain (loss) on investments:
  Unrealized gain at December 31, 1999.................................       39,002,191
  Unrealized loss at December 31, 2000 ................................      (51,397,294)
                                                                        -----------------

   Net change in unrealized gain (loss) for the year ..................                        (90,399,485)
                                                                                           ----------------

    Net realized gain (loss) and change in unrealized gain (loss)......                        (89,146,906)
                                                                                           ----------------

 Net decrease in net assets resulting from operations..................                      $ (65,149,790)
                                                                                           ================


                       See Notes to Financial Statements

                      THE TRAVELERS SEPARATE ACCOUNT QP
                            FOR VARIABLE ANNUITIES

                      STATEMENT OF CHANGES IN NET ASSETS
                FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999


                                                                            2000              1999
                                                                           ------            ------
OPERATIONS:
 Net investment income ..............................................    $ 23,997,116      $ 10,617,181
 Net realized gain (loss) from investment transactions ..............       1,252,579         1,879,628
 Net change in unrealized gain (loss) on investments ................     (90,399,485)       28,540,722
                                                                      -----------------  ----------------

  Net increase (decrease) in net assets resulting from operations....     (65,149,790)       41,037,531
                                                                      -----------------  ----------------

UNIT TRANSACTIONS:
 Participant purchase payments
 (applicable to 99,934,179 and 85,773,040 units, respectively) ......     156,258,957       118,744,191
Participant transfers from other Travelers accounts
 (applicable to 260,231,887 and 97,681,269 units, respectively) .....     472,920,455       132,882,866
Administrative and asset allocation charges
 (applicable to 1,397,367 and 613,835 units, respectively) ..........      (1,889,284)         (784,492)
Contract surrenders
 (applicable to 19,050,218 and 8,407,364 units, respectively) .......     (29,545,162)      (11,791,356)
Participant transfers to other Travelers accounts
 (applicable to 55,921,435 and 30,625,012 units, respectively) ......     (85,612,375)      (39,873,280)
Other payments to participants
 (applicable to 389,577 and 261,611 units, respectively) ............        (658,563)         (428,408)
                                                                      -----------------  ----------------

 Net increase in net assets resulting from unit transactions ........     511,474,028       198,749,521
                                                                      -----------------  ----------------

  Net increase in net assets ........................................     446,324,238       239,787,052

NET ASSETS:
 Beginning of year ..................................................     344,819,372       105,032,320
                                                                      -----------------  ----------------

 End of year ........................................................   $ 791,143,610     $ 344,819,372
                                                                      =================  ================












                       See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

The Travelers Separate Account QP for Variable Annuities ("Separate Account QP") is a separate account of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by The Travelers. Separate Account QP is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. Fund QP is comprised of the Registered Gold Track and Registered Gold Track Select products.

Participant purchase payments applied to Separate Account QP are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2000, the investments comprising Separate Account QP were: Capital Appreciation Fund; High Yield Bond Trust; Managed Assets Trust; Money Market Portfolio; Core Equity Fund (formerly American Odyssey Core Equity
Fund), Emerging Opportunities Fund (formerly American Odyssey Emerging Opportunities Fund), Global High-Yield Bond Fund (formerly American Odyssey Global High-Yield Bond Fund) Intermediate-Term Bond Fund (formerly American Odyssey Intermediate-Term Bond Fund), International Equity Fund (formerly American Odyssey International Equity Fund) and Long-Term Bond Fund (formerly American Odyssey Long-Term Bond Fund) of American Odyssey Funds, Inc.; REIT Series and Small Cap Value Series of Delaware Group Premium Fund; Dreyfus Stock Index Fund; Appreciation Portfolio and Small Cap Portfolio of Dreyfus Variable Investment Fund; Templeton Asset Strategy Fund - Class 1 (formerly Templeton Asset Allocation Fund Class 1), Templeton Global Income Securities Fund - Class 1 and Templeton Growth Securities Fund - Class 1 of Franklin Templeton Variable Insurance Products Trust (formerly Templeton Variable Products Series Fund); Equity Index Portfolio Class - II Shares of Greenwich Street Series Fund; Equity Portfolio of OCC Accumulation Trust; Total Return Fund (formerly Salomon Brothers Variable Total Return Fund), Capital Fund (formerly Salomon Brothers Variable Capital Fund) and Investors Fund (formerly Salomon Brothers Variable Investors Fund) of Salomon Brothers Variable Series Fund Inc.; Strong Schafer Value Fund II of Strong Variable Insurance Funds, Inc.; Montgomery Variable
Series: Growth Fund of Montgomery Funds III; Equity Income Portfolio, Federated High Yield Portfolio, Federated Stock Portfolio, Large Cap Portfolio, Lazard International Stock Portfolio, MFS Mid Cap Growth Portfolio, MFS Research Portfolio, Social Awareness Stock Portfolio, Strategic Stock Portfolio, Convertible Bond Portfolio, Disciplined Mid Cap Stock Portfolio, Disciplined Small Cap Stock Portfolio, Travelers Quality Bond Portfolio, U.S. Government Securities Portfolio and Utilities Portfolio of The Travelers Series Trust; Alliance Growth Portfolio, MFS Total Return Portfolio, Putnam Diversified Income Portfolio, Smith Barney High Income Portfolio, Smith Barney International Equity Portfolio, Smith Barney Large Capitalization Growth Portfolio, Smith Barney Large Cap Value Portfolio and Smith Barney Money Market Portfolio of Travelers Series Fund Inc.; Equity-Income Portfolio - Initial Class, Growth Portfolio - Initial Class and High Income Portfolio - Initial Class of Variable Insurance Products Fund (formerly Fidelity's Variable Insurance Products Fund); Asset Manager Portfolio - Initial Class of Variable Insurance Products Fund II (formerly Fidelity's Variable Insurance Products Fund II) and Emerging Markets Portfolio of Warburg Pincus Trust.

All of the funds are Massachusetts business trusts, except for American Odyssey Funds, Inc., Dreyfus Stock Index Fund, Travelers Series Fund Inc., Salomon Brothers Variable Series Fund Inc. and Delaware Group Premium Fund which are incorporated under Maryland law; Strong Variable Insurance Funds, Inc. which is a Wisconsin corporation and Montgomery Funds III which is a Delaware business trust. Greenwich Street Series Fund, Salomon Brothers Variable Series Fund Inc., The Travelers Series Trust and Travelers Series Fund Inc. are managed by affiliates of The Travelers. Not all funds may be available in all states or to all contract owners.

On February 8, 2000, a reorganization was approved by the shareholders that combined the assets of Templeton Bond Fund Class 1 into Templeton Global Income Securities Fund - Class 1, effective May 1, 2000. At the effective date, Separate Account QP held 8,747 shares of Templeton Bond Fund Class 1 having a market value of $81,191 which were exchanged for 7,532 shares of Templeton Global Income Securities Fund - Class 1 equal in value.

On February 8, 2000, a reorganization was approved by the shareholders that combined the assets of Templeton Stock Fund Class 1 into Templeton Growth Securities Fund - Class 1, effective May 1, 2000. At the effective date, Separate Account QP held 297,917 shares of Templeton Stock Fund Class 1 having a market value of $5,760,698 which were exchanged for 445,530 shares of Templeton Growth Securities Fund - Class 1 equal in value.

The following is a summary of significant accounting policies consistently followed by Separate Account QP in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES. The operations of Separate Account QP form a part of the total operations of The Travelers and are not taxed separately. The Travelers is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Separate Account QP. Separate Account QP is not taxed as a "regulated investment company" under Subchapter M of the Code.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


2.  INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $580,974,713 and $45,994,911 respectively, for the year ended December 31, 2000. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $842,112,356 at December 31, 2000. Gross unrealized appreciation for all investments at December 31, 2000 was $13,010,934. Gross unrealized depreciation for all investments at December 31, 2000 was $64,408,228.

3.  CONTRACT CHARGES

Insurance charges are paid for the mortality and expense risks assumed by The Travelers. Each business day, The Travelers deducts a mortality and expense risk charge which is reflected in the calculation of accumulation and annuity unit values. These charges which are negotiated on an individual contract basis, equal on an annual basis, 0.60%, 0.80%, 0.95%, 1.15%, 1.20% and 0.90% of the amounts held in each funding option. Contract owners' equity associated with each insurance charge is identified as Price 1, Price 2, Price 3, Price 4, Price 5 and Price 6, respectively, in Note 4. Additionally, for certain allocated contracts in the accumulation phase, a semi-annual charge of $15 (prorated for partial periods) is deducted from participant account balances and paid to The Travelers to cover administrative charges.

Administrative fees are paid for administrative expenses. This fee is also deducted each business day and reflected in the calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 0.10% of the amounts held in each funding option of certain allocated contracts. Contract owner's equity associated with this charge is identified as Price 5 in Note 4.

No sales charge is deducted from participant purchase payments when they are received. However, as negotiated, The Travelers may assess a contingent deferred sales charge (up to 5% if a participant's purchase payment is surrendered within five years of its payment date) or, as an alternative, a surrender charge (up to 5% if a participant's purchase payment is surrendered within eight years of its payment date.) Contract surrender payments include $96,645 and $89,365 of contingent deferred sales charges and surrender charges for the years ended December 31, 2000 and 1999, respectively.

Participants in American Odyssey Funds, Inc. (the "Funds"), may elect to enter into a separate asset allocation advisory agreement with CitiStreet Financial Services LLC ("CitiStreet") (formerly Copeland Financial Services, Inc.), an affiliate of The Travelers. Under this arrangement, CitiStreet provides asset allocation advice and charges participants an annual fee, plus a one-time set-up fee of $30. The annual fee, which decreases as a participant's assets in the Funds increase, is equivalent to an amount of up to 1.50% of the participant's assets in the Funds. These fees totaled $1,881,032 and $740,873 for the years ended December 31, 2000 and 1999, respectively.

4.  NET CONTRACT OWNERS' EQUITY



                                                                     DECEMBER 31, 2000
                                              --------------------------------------------------------------

                                                 ACCUMULATION        ANNUITY         UNIT           NET
                                                    UNITS             UNITS         VALUE          ASSETS
                                                 ------------        ----------    ---------     -----------
Capital Appreciation Fund
   Price 1 ..................................         996,560                -     $ 2.456       $ 2,447,561
   Price 2 ..................................      30,028,515                -       2.435        73,130,211
   Price 3 ..................................       4,588,594                -       2.420        11,104,318
   Price 4 ..................................         909,468                -       2.400         2,182,405
   Price 5 ..................................       1,555,883                -       2.385         3,709,980
   Price 6 ..................................       8,351,011                -       2.425        20,252,174

High Yield Bond Trust
   Price 1 ..................................           8,718                -       1.319            11,503
   Price 2 ..................................         888,540                -       1.308         1,162,525
   Price 3 ..................................          90,889                -       1.300           118,161
   Price 4 ..................................         110,433                -       1.289           142,364
   Price 5 ..................................          48,596                -       1.281            62,251
   Price 6 ..................................       1,041,038                -       1.303         1,356,261

Managed Assets Trust
   Price 1 ..................................         766,016                -       1.686         1,291,759
   Price 2 ..................................       8,300,280                -       1.672        13,879,368
   Price 3 ..................................       1,211,674                -       1.662         2,013,312
   Price 4 ..................................         459,189                -       1.648           756,572
   Price 5 ..................................         401,308                -       1.637           657,035
   Price 6 ..................................      10,503,987                -       1.665        17,490,242

Money Market Portfolio
   Price 1 ..................................           3,181                -       1.116             3,548
   Price 2 ..................................       1,314,965                -       1.111         1,460,222
   Price 3 ..................................               -                -       1.107                 -
   Price 4 ..................................         100,623                -       1.102           110,839
   Price 5 ..................................               -                -       1.098                 -
   Price 6 ..................................       1,855,767                -       1.108         2,056,014

American Odyssey Funds, Inc.
Core Equity Fund
   Price 1 ..................................         118,559                -       1.364           161,684
   Price 2 ..................................      22,023,243                -       1.352        29,781,458
   Price 3 ..................................       5,971,119                -       1.344         8,023,598
   Price 4 ..................................       1,661,400                -       1.333         2,213,745
   Price 5 ..................................         246,823                -       1.324           326,805
   Price 6 ..................................      21,895,978           26,816       1.347        29,520,953
Emerging Opportunities Fund
   Price 1 ..................................         138,115                -       1.273           175,766
   Price 2 ..................................      20,433,292                -       1.262        25,784,301
   Price 3 ..................................       5,414,219                -       1.254         6,788,827
   Price 4 ..................................       1,071,633                -       1.243         1,332,394
   Price 5 ..................................         123,164                -       1.236           152,171
   Price 6 ..................................      16,919,756           26,058       1.257        21,293,349



                                                                        DECEMBER 31, 2000
                                                --------------------------------------------------------------

                                                 ACCUMULATION         ANNUITY      UNIT            NET
                                                    UNITS              UNITS       VALUE          ASSETS
                                                 ------------        ----------   ---------     -----------
American Odyssey Funds, Inc. (continued)
Global High-Yield Bond Fund
   Price 1 ....................................       12,638                -     $ 1.073          $ 13,555
   Price 2 ....................................    6,348,183                -       1.064         6,751,288
   Price 3 ....................................    1,956,657                -       1.057         2,067,794
   Price 4 ....................................      425,392                -       1.048           445,752
   Price 5 ....................................       24,837                -       1.041            25,862
   Price 6 ....................................    6,204,417                -       1.059         6,570,394
Intermediate-Term Bond Fund
   Price 1 ....................................       20,209                -       1.253            25,323
   Price 2 ....................................    5,670,918                -       1.243         7,046,024
   Price 3 ....................................    1,609,764                -       1.235         1,987,476
   Price 4 ....................................      645,253                -       1.224           789,959
   Price 5 ....................................       43,398                -       1.217            52,794
   Price 6 ....................................    7,162,495           46,493       1.237         8,919,337
International Equity Fund
   Price 1 ....................................      187,532                -       1.568           294,125
   Price 2 ....................................   17,237,557                -       1.555        26,807,729
   Price 3 ....................................    3,909,388                -       1.545         6,041,512
   Price 4 ....................................    1,092,966                -       1.532         1,674,831
   Price 5 ....................................       46,491                -       1.523            70,792
   Price 6 ....................................   15,120,203           16,364       1.549        23,441,207
Long-Term Bond Fund
   Price 1 ....................................       17,824                -       1.334            23,771
   Price 2 ....................................   11,479,892                -       1.322        15,180,953
   Price 3 ....................................    3,786,616                -       1.314         4,975,665
   Price 4 ....................................    1,180,423                -       1.303         1,538,065
   Price 5 ....................................       69,928                -       1.295            90,540
   Price 6 ....................................   14,836,110           63,100       1.317        19,619,717

Delaware Group Premium Fund
REIT Series
   Price 1 ....................................          600                -       1.250               750
   Price 2 ....................................       67,150                -       1.245            83,613
   Price 3 ....................................       97,995                -       1.242           121,658
   Price 4 ....................................        6,571                -       1.237             8,126
   Price 5 ....................................           57                -       1.233                70
   Price 6 ....................................       93,827                -       1.243           116,601
Small Cap Value Series
   Price 1 ....................................            -                -       1.245                 -
   Price 2 ....................................      197,100                -       1.240           244,348
   Price 3 ....................................            -                -       1.236                 -
   Price 4 ....................................       30,241                -       1.230            37,194
   Price 5 ....................................            -                -       1.226                 -
   Price 6 ....................................      286,654                -       1.237           354,567


                                                                         December 31, 2000
                                                --------------------------------------------------------------

                                                 ACCUMULATION        ANNUITY         UNIT           NET
                                                    UNITS             UNITS         VALUE          ASSETS
                                                 ------------       ----------    ---------     ------------
Dreyfus Stock Index Fund
   Price 1 ....................................      413,200                -     $ 1.963       $   810,916
   Price 2 ....................................    8,736,754                -       1.946        17,001,405
   Price 3 ....................................    3,867,629                -       1.934         7,478,597
   Price 4 ....................................      529,242                -       1.917         1,014,717
   Price 5 ....................................    1,558,905                -       1.905         2,969,926
   Price 6 ....................................            -                -       1.938                 -

Dreyfus Variable Investment Fund
 Appreciation Portfolio
   Price 1 ....................................        8,776                -       1.178            10,341
   Price 2 ....................................    9,459,681                -       1.173        11,092,143
   Price 3 ....................................      119,392                -       1.168           139,488
   Price 4 ....................................      274,697                -       1.163           319,384
   Price 5 ....................................       75,462                -       1.159            87,420
   Price 6 ....................................    7,923,781                -       1.170         9,268,738
Small Cap Portfolio
   Price 1 ....................................      465,723                -       1.653           769,739
   Price 2 ....................................    1,819,121                -       1.645         2,992,998
   Price 3 ....................................      298,155                -       1.640           488,887
   Price 4 ....................................      156,058                -       1.632           254,728
   Price 5 ....................................       21,714                -       1.627            35,323
   Price 6 ....................................    1,522,222                -       1.642         2,498,808

Franklin Templeton Variable Insurance Products Trust
 Templeton Asset Strategy Fund - Class 1
   Price 1 ....................................       52,302                -       1.579            82,576
   Price 2 ....................................    3,761,951                -       1.566         5,889,472
   Price 3 ....................................      503,650                -       1.556           783,515
   Price 4 ....................................      394,690                -       1.543           608,832
   Price 5 ....................................      562,632                -       1.533           862,424
   Price 6 ....................................            -                -       1.559                 -
Templeton Global Income Securities Fund - Class 1
   Price 1 ....................................            -                -       1.101                 -
   Price 2 ....................................      202,324                -       1.092           220,932
   Price 3 ....................................       56,683                -       1.085            61,506
   Price 4 ....................................       20,144                -       1.076            21,674
   Price 5 ....................................       25,756                -       1.069            27,537
   Price 6 ....................................            -                -       1.087                 -
Templeton Growth Securities Fund - Class 1
   Price 1 ....................................      295,851                -       1.657           490,253
   Price 2 ....................................    9,345,295                -       1.643        15,355,655
   Price 3 ....................................    2,497,749                -       1.633         4,078,218
   Price 4 ....................................      429,598                -       1.619           695,522
   Price 5 ....................................      684,317                -       1.609         1,100,914
   Price 6 ....................................            -                -       1.636                 -


                                                                    DECEMBER 31, 2000
                                                --------------------------------------------------------------

                                                 ACCUMULATION        ANNUITY       UNIT            NET
                                                    UNITS             UNITS        VALUE          ASSETS
                                                 ------------        ----------   ---------     -----------
Greenwich Street Series Fund
 Equity Index Portfolio - Class II Shares
   Price 1 ....................................            -                -     $ 0.987        $        -
   Price 2 ....................................    1,566,174                -       0.983         1,540,038
   Price 3 ....................................            -                -       0.981                 -
   Price 4 ....................................      139,132                -       0.978           136,040
   Price 5 ....................................       16,098                -       0.975            15,703
   Price 6 ....................................    5,518,988                -       0.982         5,418,150

OCC Accumulation Trust
 Equity Portfolio
   Price 1 ....................................            -                -       1.276                 -
   Price 2 ....................................      181,293                -       1.270           230,269
   Price 3 ....................................            -                -       1.266                 -
   Price 4 ....................................        8,576                -       1.260            10,807
   Price 5 ....................................            -                -       1.256                 -
   Price 6 ....................................      993,558                -       1.267         1,259,143

Salomon Brothers Variable Series Fund Inc.
 Total Return Fund
   Price 1 ....................................            -                -       1.139                 -
   Price 2 ....................................       37,113                -       1.134            42,069
   Price 3 ....................................            -                -       1.130                 -
   Price 4 ....................................        4,091                -       1.125             4,600
   Price 5 ....................................            -                -       1.121                 -
   Price 6 ....................................      238,124                -       1.131           269,310
 Capital Fund
   Price 1 ....................................          554                -       1.636               906
   Price 2 ....................................      224,472                -       1.628           365,531
   Price 3 ....................................            -                -       1.623                 -
   Price 4 ....................................       50,827                -       1.616            82,141
   Price 5 ....................................          535                -       1.611               861
   Price 6 ....................................      830,518                -       1.625         1,349,504
 Investors Fund
   Price 1 ....................................      143,552                -       1.534           220,207
   Price 2 ....................................       98,402                -       1.527           150,271
   Price 3 ....................................       63,550                -       1.522            96,723
   Price 4 ....................................        5,096                -       1.515             7,721
   Price 5 ....................................        3,198                -       1.510             4,829
   Price 6 ....................................      114,539                -       1.524           174,525


                                                                                  DECEMBER 31, 2000
                                                             -----------------------------------------------------------------------

                                                             ACCUMULATION             ANNUITY            UNIT             NET
                                                                UNITS                  UNITS             VALUE           ASSETS
                                                             ------------            ----------        ---------       -----------
Strong Variable Insurance Funds, Inc.
 Strong Schafer Value Fund II
   Price 1 ...........................................                -                 -               $ 1.337        $        -
   Price 2 ...........................................           36,165                 -                 1.331            48,119
   Price 3 ...........................................                -                 -                 1.326                 -
   Price 4 ...........................................            1,202                 -                 1.320             1,587
   Price 5 ...........................................                -                 -                 1.316                 -
   Price 6 ...........................................           51,233                 -                 1.328            68,012

The Montgomery Funds III
 Montgomery Variable Series: Growth Fund
   Price 1 ...........................................                -                 -                 1.162                 -
   Price 2 ...........................................           83,492                 -                 1.157            96,614
   Price 3 ...........................................                -                 -                 1.153                 -
   Price 4 ...........................................            2,396                 -                 1.149             2,751
   Price 5 ...........................................              199                 -                 1.145               228
   Price 6 ...........................................          182,466                 -                 1.155           210,685

The Travelers Series Trust
 Equity Income Portfolio
   Price 1 ...........................................           33,200                 -                 1.343            44,600
   Price 2 ...........................................        3,017,489                 -                 1.334         4,025,871
   Price 3 ...........................................                -                 -                 1.327                 -
   Price 4 ...........................................          366,173                 -                 1.318           482,709
   Price 5 ...........................................           79,718                 -                 1.312           104,547
   Price 6 ...........................................        8,694,057                 -                 1.330        11,559,578
 Federated High Yield Portfolio
   Price 1 ...........................................                -                 -                 0.985                 -
   Price 2 ...........................................           37,604                 -                 0.979            36,797
   Price 3 ...........................................                -                 -                 0.974                 -
   Price 4 ...........................................           11,277                 -                 0.968            10,913
   Price 5 ...........................................            6,461                 -                 0.963             6,222
   Price 6 ...........................................          279,023                 -                 0.975           272,161
 Federated Stock Portfolio
   Price 1 ...........................................                -                 -                 1.371                 -
   Price 2 ...........................................          357,769                 -                 1.362           487,184
   Price 3 ...........................................                -                 -                 1.355                 -
   Price 4 ...........................................           85,674                 -                 1.345           115,259
   Price 5 ...........................................            7,045                 -                 1.338             9,428
   Price 6 ...........................................        1,809,305                 -                 1.357         2,455,263




                                                                                DECEMBER 31, 2000
                                                      ------------------------------------------------------------------------------

                                                      ACCUMULATION          ANNUITY            UNIT                     NET
                                                         UNITS               UNITS             VALUE                   ASSETS
                                                      ------------         ----------        ---------               -----------
The Travelers Series Trust (continued)
 Large Cap Portfolio
   Price 1 ...........................................    27,300                   -         $ 1.515               $   41,349
   Price 2 ........................................... 3,641,258                   -           1.504                5,477,349
   Price 3 ...........................................         -                   -           1.497                        -
   Price 4 ...........................................   422,579                   -           1.486                  628,069
   Price 5 ...........................................    15,576                   -           1.479                   23,032
   Price 6 ........................................... 7,995,633                   -           1.499               11,986,113
 Lazard International Stock Portfolio
   Price 1 ...........................................         -                   -           1.169                        -
   Price 2 ...........................................   596,990                   -           1.161                  693,197
   Price 3 ...........................................         -                   -           1.155                        -
   Price 4 ...........................................    84,198                   -           1.147                   96,612
   Price 5 ...........................................     9,448                   -           1.142                   10,786
   Price 6 ........................................... 1,022,402                   -           1.157                1,183,150
 MFS Mid Cap Growth Portfolio
   Price 1 ...........................................   165,835                   -           2.152                  356,810
   Price 2 ...........................................   808,818                   -           2.142                1,732,374
   Price 3 ...........................................   267,941                   -           2.135                  571,947
   Price 4 ...........................................    64,395                   -           2.125                  136,834
   Price 5 ...........................................     5,885                   -           2.118                   12,463
   Price 6 ........................................... 1,377,795                   -           2.137                2,944,354
 MFS Research Portfolio
   Price 1 ...........................................   156,027                   -           1.437                  224,212
   Price 2 ...........................................   486,870                   -           1.431                  696,513
   Price 3 ...........................................    30,148                   -           1.426                   42,986
   Price 4 ...........................................    12,601                   -           1.420                   17,886
   Price 5 ...........................................     2,997                   -           1.415                    4,240
   Price 6 ...........................................   271,264                   -           1.427                  387,201
 Social Awareness Stock Portfolio
   Price 1 ...........................................   104,272                   -           1.964                  204,733
   Price 2 ........................................... 1,713,947                   -           1.947                3,337,002
   Price 3 ...........................................   585,417                   -           1.935                1,132,589
   Price 4 ...........................................   249,226                   -           1.918                  478,118
   Price 5 ...........................................   313,700                   -           1.906                  598,007
   Price 6 ........................................... 3,098,531                   -           1.939                6,007,350
 Strategic Stock Portfolio
   Price 1 ...........................................         -                   -           1.225                        -
   Price 2 ...........................................     7,276                   -           1.220                    8,875
   Price 3 ...........................................    11,312                   -           1.216                   13,751
   Price 4 ...........................................     4,503                   -           1.210                    5,449
   Price 5 ...........................................     4,753                   -           1.206                    5,731
   Price 6 ...........................................   354,007                   -           1.217                  430,787

                                                                    DECEMBER 31, 2000
                                                --------------------------------------------------------------

                                                 ACCUMULATION        ANNUITY         UNIT           NET
                                                    UNITS             UNITS         VALUE          ASSETS
                                                 ------------        ----------    ---------     -----------
The Travelers Series Trust (continued)
 Convertible Bond Portfolio
   Price 1 ....................................          503                -     $ 1.230       $       618
   Price 2 ....................................            -                -       1.226                 -
   Price 3 ....................................      131,468                -       1.224           160,902
   Price 4 ....................................            -                -       1.221                 -
   Price 5 ....................................          179                -       1.218               218
   Price 6 ....................................            -                -       1.225                 -
 Disciplined Mid Cap Stock Portfolio
   Price 1 ....................................       10,638                -       1.686            17,936
   Price 2 ....................................      464,359                -       1.678           779,332
   Price 3 ....................................       85,858                -       1.673           143,605
   Price 4 ....................................        8,052                -       1.665            13,406
   Price 5 ....................................        1,270                -       1.659             2,107
   Price 6 ....................................      551,755                -       1.675           923,910
 Disciplined Small Cap Stock Portfolio
   Price 1 ....................................        5,373                -       1.325             7,120
   Price 2 ....................................       28,352                -       1.320            37,414
   Price 3 ....................................       10,709                -       1.315            14,086
   Price 4 ....................................        8,029                -       1.310            10,516
   Price 5 ....................................            -                -       1.306                 -
   Price 6 ....................................       74,116                -       1.317            97,597
 Travelers Quality Bond Portfolio
   Price 1 ....................................        1,597                -       1.177             1,880
   Price 2 ....................................    1,513,495                -       1.170         1,770,076
   Price 3 ....................................       95,811                -       1.164           111,510
   Price 4 ....................................      134,012                -       1.156           154,956
   Price 5 ....................................      142,435                -       1.151           163,890
   Price 6 ....................................      536,459                -       1.166           625,362
 U.S. Government Securities Portfolio
   Price 1 ....................................        1,246                -       1.364             1,699
   Price 2 ....................................      657,535                -       1.353           889,409
   Price 3 ....................................      327,066                -       1.344           439,614
   Price 4 ....................................       96,447                -       1.333           128,545
   Price 5 ....................................      138,105                -       1.324           182,906
   Price 6 ....................................    1,106,538                -       1.347         1,490,450
 Utilities Portfolio
   Price 1 ....................................       33,199                -       1.857            61,653
   Price 2 ....................................      920,744                -       1.842         1,695,510
   Price 3 ....................................      131,675                -       1.830           240,942
   Price 4 ....................................       68,174                -       1.815           123,697
   Price 5 ....................................        6,646                -       1.803            11,983
   Price 6 ....................................      656,973                -       1.834         1,204,695


                                                                        DECEMBER 31, 2000
                                                --------------------------------------------------------------

                                                 ACCUMULATION        ANNUITY         UNIT           NET
                                                    UNITS             UNITS         VALUE          ASSETS
                                                 ------------        ----------    ---------     -----------
Travelers Series Fund Inc.
 Alliance Growth Portfolio
   Price 1 ..................................          275,547                -     $ 1.874      $    516,280
   Price 2 ..................................       23,043,619                -       1.858        42,812,558
   Price 3 ..................................          945,729                -       1.846         1,745,980
   Price 4 ..................................          501,928                -       1.831           918,844
   Price 5 ..................................          255,841                -       1.819           465,397
   Price 6 ..................................        7,514,662                -       1.850        13,902,654
 MFS Total Return Portfolio
   Price 1 ..................................           66,536                -       1.655           110,101
   Price 2 ..................................        1,699,453                -       1.641         2,788,537
   Price 3 ..................................          113,271                -       1.631           184,688
   Price 4 ..................................          314,687                -       1.617           508,775
   Price 5 ..................................          151,272                -       1.607           243,030
   Price 6 ..................................        1,737,087                -       1.634         2,838,329
 Putnam Diversified Income Portfolio
   Price 1 ..................................            4,035                -       1.088             4,389
   Price 2 ..................................          578,829                -       1.079           624,252
   Price 3 ..................................           82,091                -       1.072            87,976
   Price 4 ..................................          174,538                -       1.063           185,474
   Price 5 ..................................          153,349                -       1.056           161,927
   Price 6 ..................................          358,569                -       1.074           385,075
 Smith Barney High Income Portfolio
   Price 1 ..................................              170                -       1.099               186
   Price 2 ..................................          329,280                -       1.090           358,747
   Price 3 ..................................           89,238                -       1.083            96,617
   Price 4 ..................................           25,915                -       1.074            27,827
   Price 5 ..................................           49,732                -       1.067            53,066
   Price 6 ..................................          575,898                -       1.085           624,828
 Smith Barney International Equity Portfolio
   Price 1 ..................................          212,288                -       1.390           295,081
   Price 2 ..................................        1,750,019                -       1.378         2,412,038
   Price 3 ..................................          560,029                -       1.370           767,010
   Price 4 ..................................          138,505                -       1.358           188,099
   Price 5 ..................................           58,628                -       1.350            79,117
   Price 6 ..................................        2,064,021                -       1.373         2,832,835
 Smith Barney Large Capitalization Growth Portfolio
   Price 1 ..................................           78,925                -       1.581           124,755
   Price 2 ..................................        1,305,175                -       1.573         2,053,458
   Price 3 ..................................          187,316                -       1.568           293,677
   Price 4 ..................................          142,592                -       1.561           222,516
   Price 5 ..................................            6,223                -       1.555             9,677
   Price 6 ..................................        1,419,996                -       1.570         2,228,909

                                                                     DECEMBER 31, 2000
                                                --------------------------------------------------------------

                                                 ACCUMULATION        ANNUITY        UNIT            NET
                                                    UNITS             UNITS         VALUE          ASSETS
                                                 ------------       ----------    ---------     -----------
Travelers Series Fund Inc. (continued)
 Smith Barney Large Cap Value Portfolio
   Price 1 ....................................      706,152                -     $ 1.628       $ 1,149,791
   Price 2 ....................................    1,347,297                -       1.615         2,175,197
   Price 3 ....................................    1,337,882                -       1.604         2,146,309
   Price 4 ....................................      159,017                -       1.591           252,947
   Price 5 ....................................      204,244                -       1.581           322,829
   Price 6 ....................................    1,162,121                -       1.608         1,868,292
 Smith Barney Money Market Portfolio
   Price 1 ....................................       56,905                -       1.210            68,868
   Price 2 ....................................    1,166,205                -       1.200         1,399,437
   Price 3 ....................................      894,768                -       1.192         1,066,915
   Price 4 ....................................      353,131                -       1.182           417,507
   Price 5 ....................................      440,206                -       1.175           517,162
   Price 6 ....................................    1,095,586                -       1.195         1,309,140

Variable Insurance Products Fund
 Equity-Income Portfolio - Initial Class
   Price 1 ....................................       93,837                -       1.680           157,680
   Price 2 ....................................   13,184,237                -       1.666        21,967,658
   Price 3 ....................................    2,541,551                -       1.656         4,208,030
   Price 4 ....................................      359,257                -       1.642           589,818
   Price 5 ....................................    1,034,876                -       1.631         1,688,291
   Price 6 ....................................            -                -       1.659                 -
 Growth Portfolio - Initial Class
   Price 1 ....................................      499,205                -       2.045         1,020,839
   Price 2 ....................................   22,300,692                -       2.028        45,219,870
   Price 3 ....................................    5,918,391                -       2.015        11,925,040
   Price 4 ....................................      828,146                -       1.998         1,654,606
   Price 5 ....................................    1,026,697                -       1.985         2,038,320
   Price 6 ....................................            -                -       2.019                 -
 High Income Portfolio - Initial Class
   Price 1 ....................................       94,397                -       0.934            88,176
   Price 2 ....................................    2,179,524                -       0.926         2,018,753
   Price 3 ....................................      654,249                -       0.920           602,156
   Price 4 ....................................      214,777                -       0.913           196,015
   Price 5 ....................................      163,606                -       0.907           148,371
   Price 6 ....................................            -                -       0.922                 -

Variable Insurance Products Fund II
 Asset Manager Portfolio - Initial Class
   Price 1 ....................................       56,454                -       1.517            85,646
   Price 2 ....................................    8,934,315                -       1.504        13,439,591
   Price 3 ....................................    1,048,925                -       1.495         1,567,883
   Price 4 ....................................      501,724                -       1.482           743,618
   Price 5 ....................................      487,812                -       1.473           718,419
   Price 6 ....................................            -                -       1.498                 -


                                                                     DECEMBER 31, 2000
                                                --------------------------------------------------------------

                                                 ACCUMULATION        ANNUITY         UNIT           NET
                                                    UNITS             UNITS         VALUE          ASSETS
                                                 ------------        ----------    ---------     -----------
Warburg Pincus Trust
 Emerging Markets Portfolio
   Price 1 ...................................             -                -     $ 1.325      $          -
   Price 2 ...................................       254,148                -       1.319           335,176
   Price 3 ...................................             -                -       1.315                 -
   Price 4 ...................................        22,906                -       1.309            29,981
   Price 5 ...................................           743                -       1.305               970
   Price 6 ...................................       416,917                -       1.316           548,655
                                                                                               --------------

Net Contract Owners' Equity ................................................................   $791,143,610
                                                                                               ==============

5.  STATEMENT OF INVESTMENTS

  INVESTMENTS                                                                NO. OF                      MARKET
                                                                             SHARES                       VALUE
                                                                       ---------------------       ----------------------
  CAPITAL APPRECIATION FUND (14.3%)
    Total (Cost $129,353,836)                                                    1,376,337                $ 112,873,398
                                                                       ---------------------       ----------------------

  HIGH YIELD BOND TRUST (0.4%)
    Total (Cost $3,019,271)                                                        325,129                    2,851,385
                                                                       ---------------------       ----------------------

  MANAGED ASSETS TRUST (4.6%)
    Total (Cost $38,866,646)                                                     2,011,450                   36,085,410
                                                                       ---------------------       ----------------------

  MONEY MARKET PORTFOLIO (0.5%)
    Total (Cost $3,618,045)                                                      3,618,045                    3,618,045
                                                                       ---------------------       ----------------------

  AMERICAN ODYSSEY FUNDS, INC. (32.9%)
   Core Equity Fund (Cost $85,231,166)                                           4,992,532                   69,795,595
   Emerging Opportunities Fund (Cost $49,631,812)                                3,229,070                   55,636,874
   Global High-Yield Bond Fund (Cost $17,265,410)                                1,767,394                   15,853,520
   Intermediate-Term Bond Fund (Cost $18,786,950)                                1,803,589                   18,811,431
   International Equity Fund (Cost $57,647,677)                                  2,975,434                   58,288,761
   Long-Term Bond Fund (Cost $40,328,819)                                        3,860,318                   41,459,818
                                                                       ---------------------       ----------------------
    Total (Cost $268,891,834)                                                   18,628,337                  259,845,999
                                                                       ---------------------       ----------------------

  DELAWARE GROUP PREMIUM FUND (0.1%)
    REIT Series (Cost $295,559)                                                     29,848                      328,925
    Small Cap Value Series (Cost $558,610)                                          35,968                      634,835
                                                                       ---------------------       ----------------------
      Total (Cost $30,482,289)                                                      65,816                      963,760
                                                                       ---------------------       ----------------------

  DREYFUS STOCK INDEX FUND (3.7%)
     Total (Cost $30,482,298)                                                      861,071                   29,276,405
                                                                       ---------------------       ----------------------

  DREYFUS VARIABLE INVESTMENT FUND (3.5%)
    Appreciation Portfolio (Cost $20,807,739)                                      536,910                   20,891,169
    Small Cap Portfolio (Cost $9,629,152)                                          174,487                    7,031,817
                                                                       ---------------------       ----------------------
     Total (Cost $30,436,891)                                                      711,397                   27,922,986
                                                                       ---------------------       ----------------------

  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (3.8%)
    Templeton Asset Strategy Fund - Class 1 (Cost $8,518,533)                      428,083                    8,227,764
    Templeton Global Income Securities Fund - Class 1 (Cost $320,740)               28,749                      331,474
    Templeton Growth Securities Fund - Class 1 (Cost $21,618,163)                1,578,801                   21,724,299
                                                                       ---------------------       ----------------------
     Total (Cost $30,457,436)                                                    2,035,633                   30,283,537
                                                                       ---------------------       ----------------------

  GREENWICH STREET SERIES FUND (0.9%)
   Equity Index Portfolio - Class II Shares
     Total (Cost $7,491,180)                                                       219,562                    7,105,036
                                                                       ---------------------       ----------------------

  OCC ACCUMULATION TRUST (0.2%)
   Equity Portfolio
    Total (Cost $1,551,063)                                                         41,558                    1,499,828
                                                                       ---------------------       ----------------------


5.  STATEMENT OF INVESTMENTS (CONTINUED)

                                                                             NO. OF                      MARKET
                                                                             SHARES                       VALUE
                                                                       --------------------       ----------------------
  SALOMON BROTHERS VARIABLE SERIES FUND INC. (0.3%)
   Total Return Fund (Cost $309,619)                                               29,512              $       315,781
   Capital Fund (Cost $1,764,649)                                                 118,653                    1,791,666
   Investors Fund (Cost $635,236)                                                  48,019                      652,577
                                                                       --------------------       ----------------------
    Total (Cost $2,709,504)                                                       196,184                    2,760,024
                                                                       --------------------       ----------------------

  STRONG VARIABLE INSURANCE FUNDS, INC. (0.0%)
   Strong Schafer Value Fund II
    Total (Cost $115,020)                                                          12,017                      117,645
                                                                       --------------------       ----------------------

  THE MONTGOMERY FUNDS III (0.0%)
   Montgomery Variable Series: Growth Fund
    Total (Cost $355,231)                                                          19,932                      309,749
                                                                       --------------------       ----------------------

  THE TRAVELERS SERIES TRUST (8.9%)
   Equity Income Portfolio (Cost $15,289,452)                                      996,933                   16,210,129
   Federated High Yield Portfolio (Cost $384,259)                                   34,303                      325,874
   Federated Stock Portfolio (Cost $3,024,966)                                     191,741                    3,065,932
   Large Cap Portfolio (Cost $20,899,386)                                        1,078,707                   18,133,071
   Lazard International Stock Portfolio (Cost $2,069,677)                          150,961                    1,985,134
   MFS Mid Cap Growth Portfolio (Cost $5,931,940)                                  342,445                    5,739,374
   MFS Research Portfolio (Cost $1,394,948)                                        112,904                    1,371,786
   Social Awareness Stock Portfolio (Cost $11,222,804)                             408,385                   11,745,139
   Strategic Stock Portfolio (Cost $471,699)                                        46,786                      464,588
   Convertible Bond Portfolio (Cost $162,258)                                       13,414                      161,772
   Disciplined Mid Cap Stock Portfolio (Cost $1,837,728)                           110,622                    1,909,334
   Disciplined Small Cap Stock Portfolio (Cost $162,017)                            16,212                      166,177
   Travelers Quality Bond Portfolio (Cost $2,749,424)                              257,033                    2,827,367
   U.S. Government Securities Portfolio (Cost $2,904,919)                          249,104                    3,044,046
   Utilities Portfolio (Cost $3,046,622)                                           173,321                    3,331,237
                                                                       --------------------       ----------------------
     Total (Cost $71,552,099)                                                    4,182,871                   70,480,960
                                                                       --------------------       ----------------------

  TRAVELERS SERIES FUND INC. (11.9%)
   Alliance Growth Portfolio (Cost $70,928,635)                                  2,427,562                   60,324,920
   MFS Total Return Portfolio (Cost $6,249,307)                                    375,620                    6,671,019
   Putnam Diversified Income Portfolio (Cost $1,573,452)                           138,753                    1,448,586
   Smith Barney High Income Portfolio (Cost $1,346,477)                            114,722                    1,159,841
   Smith Barney International Equity Portfolio (Cost $6,929,182)                   377,760                    6,569,244
   Smith Barney Large Capitalization Growth Portfolio (Cost $5,039,508)            330,837                    4,916,242
   Smith Barney Large Cap Value Portfolio (Cost $7,358,759)                        371,544                    7,895,305
   Smith Barney Money Market Portfolio (Cost $4,770,472)                         4,770,472                    4,770,472
                                                                       --------------------       ----------------------
    Total (Cost $104,195,792)                                                    8,907,270                   93,755,629
                                                                       --------------------       ----------------------



                                                                           NO. OF                      MARKET
                                                                           SHARES                       VALUE
                                                                    ---------------------       ----------------------
VARIABLE INSURANCE PRODUCTS FUND (11.8%)
 Equity-Income Portfolio - Initial Class (Cost $26,791,442)                    1,121,396                 $ 28,618,027
 Growth Portfolio - Initial Class (Cost $69,008,183)                           1,417,127                   61,857,583
 High Income Portfolio - Initial Class (Cost $3,839,444)                         373,343                    3,053,948
                                                                    ---------------------       ----------------------
  Total (Cost $99,639,069)                                                     2,911,866                   93,529,558
                                                                    ---------------------       ----------------------

VARIABLE INSURANCE PRODUCTS FUND II (2.1%)
 Asset Manager Portfolio - Initial Class
  Total (Cost $17,329,431)                                                     1,034,870                   16,557,919
                                                                    ---------------------       ----------------------

WARBURG PINCUS TRUST (0.1%)
 Emerging Markets Portfolio
  Total (Cost $1,193,541)
                                                                                  94,082                      877,789
                                                                    ---------------------       ----------------------

TOTAL INVESTMENTS (100%)
 (COST $842,112,356)                                                                                    $ 790,715,062
                                                                                                ======================




6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                                                        CAPITAL APPRECIATION FUND       HIGH YIELD BOND TRUST
                                                     --------------------------------- ----------------------
                                                           2000           1999         2000         1999
                                                           ----           ----         ----         ----
INVESTMENT INCOME:
Dividends ..........................................    $ 1,632,775     $ 560,543   $ 145,118      $ 70,140
                                                     --------------- ------------- ----------- -------------

EXPENSES:
Insurance charges ..................................        697,677       223,013      18,676         8,854
Administrative fees ................................          4,319         2,633          63            44
                                                    --------------- ------------- ----------- -------------
   Net investment income (loss) ....................        930,779       334,897     126,379        61,242
                                                     --------------- ------------- ----------- -------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized Gain (Loss) From Investment Transactions:
  Proceeds from investments sold ...................      4,394,621     2,539,095     317,279       256,025
  Cost of investments sold .........................      4,222,068     1,840,902     330,408       261,050
                                                     --------------- ------------- ----------- -------------

   Net realized gain (loss) ........................        172,553       698,193     (13,129)       (5,025)
                                                     --------------- ------------- ----------- -------------

Change in Unrealized Gain (Loss) On Investments:
 Unrealized gain (loss) beginning of year ..........     14,318,045     3,890,529     (40,168)         (475)
 Unrealized gain (loss) end of year ................    (16,480,438)   14,318,045    (167,886)      (40,168)
                                                     --------------- ------------- ----------- -------------

   Net change in unrealized gain (loss) for the year    (30,798,483)   10,427,516    (127,718)      (39,693)
                                                     --------------- ------------- ----------- -------------

Net increase (decrease) in net assets
 resulting from operations .........................    (29,695,151)   11,460,606     (14,468)       16,524
                                                     --------------- ------------- ----------- -------------




UNIT TRANSACTIONS:
Participant purchase payments ......................     16,993,891     9,807,471     737,807       740,019
Participant transfers from other Travelers
 accounts ..........................................    103,306,639     7,614,526   1,141,459       605,834
Administrative and asset allocation charges ........         (1,300)       (6,093)        (32)         (110)
Contract surrenders ................................     (3,944,019)   (1,236,727)   (144,079)      (54,093)
Participant transfers to other Travelers accounts ..    (11,887,459)   (3,763,165)   (366,629)     (282,472)
Other payments to participants .....................        (32,498)     (152,887)          -             -
                                                     --------------- ------------- ----------- -------------

 Net increase (decrease) in net assets
  resulting from unit transactions .................    104,435,254    12,263,125   1,368,526     1,009,178
                                                    --------------- ------------- ----------- -------------

  Net increase (decrease) in net assets ............     74,740,103    23,723,731   1,354,058     1,025,702




NET ASSETS:
 Beginning of year .................................     38,086,546    14,362,815   1,499,007       473,305
                                                    --------------- ------------- ----------- -------------

 End of year .......................................  $ 112,826,649  $ 38,086,546 $ 2,853,065   $ 1,499,007
                                                    =============== ============= =========== =============





                                                       MANAGED ASSETS TRUST
                                                    ----------------------------
                                                         2000           1999
                                                         ----           ----
INVESTMENT INCOME:
Dividends ........................................   $ 3,146,914     $ 523,655
                                                   ------------- --------------

EXPENSES:
Insurance charges ................................       227,594        82,062
Administrative fees                                          651           519
                                                  -------------- -------------
  Net investment income (loss) ...................     2,918,669       441,074
                                                   ------------- --------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
 Proceeds from investments sold ..................     1,508,319       145,019
 Cost of investments sold ........................     1,484,016       138,703
                                                   ------------- --------------

  Net realized gain (loss) .......................        24,303         6,316
                                                   ------------- --------------

Change in unrealized gain (loss) on investments:
 Unrealized gain (loss) beginning of year ........     1,252,633       318,679
 Unrealized gain (loss) end of year ..............    (2,781,236)    1,252,633
                                                   ------------- --------------

  Net change in unrealized gain (loss) for the
   year ..........................................    (4,033,869)      933,954
                                                   ------------- --------------

Net increase (decrease) in net assets
 resulting from operations .......................    (1,090,897)    1,381,344
                                                   ------------- --------------


UNIT TRANSACTIONS:
Participant purchase payments ....................     8,374,367     6,712,016
Participant transfers from other Travelers
 accounts ........................................    16,217,955     6,435,462
Administrative and asset allocation charges ......          (405)       (1,289)
Contract surrenders ..............................    (1,306,364)     (545,868)
Participant transfers to other Travelers accounts     (3,119,196)     (679,638)
Other payments to participants ...................      (199,423)            -
                                                   ------------- --------------

 Net increase (decrease) in net assets
  resulting from unit transactions ...............    19,966,934    11,920,683
                                                  -------------- -------------

 Net increase (decrease) in net assets ...........    18,876,037    13,302,027




NET ASSETS:
 Beginning of year ...............................    17,212,251     3,910,224
                                                  -------------- -------------

 End of year .....................................  $ 36,088,288  $ 17,212,251
                                                  ============== =============

 MONEY MARKET PORTFOLIO        CORE EQUITY FUND       EMERGING OPPORTUNITIES FUND  GLOBAL HIGH-YIELD BOND FUND
-------------------------  -------------------------  ---------------------------  ---------------------------
   2000         1999          2000         1999          2000         1999          2000        1999
   ----         ----          ----         ----          ----         ----          ----        ----

$   180,578  $    92,687   $ 3,000,686  $ 3,492,710   $ 1,614,242  $ 1,145,686    $ 924,274     $   273,311
------------ ------------  ------------ ------------  ------------ ------------   -----------   ------------


     25,905       15,969       465,363      221,131       354,729      125,564      100,993          41,533
          -            -           326          274           130           70           24              18
------------ ------------  ------------ ------------  ------------ ------------   -----------   ------------
    154,673       76,718     2,534,997    3,271,305     1,259,383    1,020,052      823,257         231,760
------------ ------------  ------------ ------------  ------------ ------------   -----------   ------------




  6,484,440    9,971,687       192,634      737,403     2,151,896      474,780       63,218         204,213
  6,484,440    9,971,687       225,297      667,372     1,828,732      438,733       65,437         198,879
------------ ------------  ------------ ------------  ------------ ------------   -----------   ------------

          -            -       (32,663)      70,031       323,164       36,047       (2,219)          5,334
------------ ------------  ------------ ------------  ------------ ------------   -----------   ------------


          -            -    (3,517,996)     845,305     4,906,862       75,743      158,746         (51,386)
          -            -   (15,435,571)  (3,517,996)    6,005,062    4,906,862   (1,411,890)        158,746
------------ ------------  ------------ ------------  ------------ ------------   -----------   ------------

          -            -   (11,917,575)  (4,363,301)    1,098,200    4,831,119   (1,570,636)        210,132
------------ ------------  ------------ ------------  ------------ ------------   -----------   ------------


    154,673       76,718    (9,415,241)  (1,021,965)    2,680,747    5,887,218     (749,598)        447,226
------------ ------------  ------------ ------------  ------------ ------------   -----------   ------------





  1,000,738    5,427,902    19,022,034   15,272,980    11,693,831    8,127,199    4,272,395       3,060,644
  7,567,386    8,124,642    31,352,028   12,902,577    23,735,637    7,467,270    6,504,886       2,416,394
          -            -      (505,032)    (218,131)     (384,892)    (134,383)    (128,758)        (49,378)
 (1,128,029)  (1,013,219)   (2,882,556)  (1,325,081)   (2,164,876)    (828,590)    (607,762)       (256,158)
 (6,518,675) (10,090,874)   (4,553,419)  (1,876,341)   (6,269,998)  (1,041,508)    (973,593)       (338,867)
          -            -       (33,232)     (18,328)      (38,788)      (9,321)     (23,946)         (3,382)
------------ ------------  ------------ ------------  ------------ ------------   -----------   ------------


    921,420    2,448,451    42,399,823   24,737,676    26,570,914   13,580,667    9,043,222       4,829,253
------------ ------------  ------------ ------------  ------------ ------------   -----------    -----------

  1,076,093    2,525,169    32,984,582   23,715,711    29,251,661   19,467,885    8,293,624       5,276,479





  2,554,530       29,361    37,043,661   13,327,950    26,275,147    6,807,262     7,581,021      2,304,542
------------ ------------  ------------ ------------  ------------ ------------   -----------   ------------

$ 3,630,623  $ 2,554,530   $70,028,243  $37,043,661   $55,526,808  $26,275,147   $15,874,645    $ 7,581,021
============ ============  ============ ============  ============ ============  ===========    ============

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                           INTERMEDIATE-TERM
                                                               BOND FUND         INTERNATIONAL EQUITY FUND   LONG-TERM BOND FUND
                                                      -------------------------- ------------------------- ------------------------
                                                           2000         1999         2000         1999         2000         1999
                                                      ------------ ------------ ------------ ------------ ------------ ------------
INVESTMENT INCOME:
Dividends .........................................   $   694,843  $   468,038  $ 1,789,681  $         -  $ 1,632,511  $ 1,042,592
                                                      ------------ ------------ ------------ ------------ ------------ ------------

EXPENSES:
Insurance charges .................................       122,234       55,042      381,658      153,652      262,614      113,312
Administrative fees ...............................            45           39           67           51           79           64
                                                      ------------ ------------ ------------ ------------ ------------ ------------
   Net investment income (loss) ...................       572,564      412,957    1,407,956     (153,703)   1,369,818      929,216
                                                      ------------ ------------ ------------ ------------ ------------ ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
 Proceeds from investments sold ...................       230,715      276,162    2,922,857    3,837,315      267,625      470,268
 Cost of investments sold .........................       235,443      272,122    2,560,470    3,510,666      272,724      468,916
                                                      ------------ ------------ ------------ ------------ ------------ ------------

   Net realized gain (loss) .......................        (4,728)       4,040      362,387      326,649       (5,099)       1,352
                                                      ------------ ------------ ------------ ------------ ------------ ------------

Change in unrealized gain (loss) on investments:
 Unrealized gain (loss) beginning of year .........      (237,668)     135,827    6,471,298      468,089     (961,344)     330,349
 Unrealized gain (loss) end of year ...............        24,481     (237,668)     641,084    6,471,298    1,130,999     (961,344)
                                                      ------------ ------------ ------------ ------------ ------------ ------------

   Net change in unrealized gain (loss) for the
    year ..........................................      262,149     (373,495)  (5,830,214)   6,003,209    2,092,343   (1,291,693)
                                                      ------------ ------------ ------------ ------------ ------------ ------------

Net increase (decrease) in net assets
  resulting from operations .......................       829,985       43,502   (4,059,871)   6,176,155    3,457,062     (361,125)
                                                      ------------ ------------ ------------ ------------ ------------ ------------




UNIT TRANSACTIONS:
Participant purchase payments .....................     5,007,412    4,469,025   14,319,601   10,170,649   11,047,636    9,108,825
Participant transfers from other Travelers accounts     5,542,112    3,092,281   27,505,893   16,000,169   11,350,460    6,654,864
Administrative and asset allocation charges .......      (136,000)     (59,242)    (399,679)    (157,515)    (330,409)    (139,486)
Contract surrenders ...............................      (824,316)    (282,211)  (2,336,518)  (1,083,584)  (1,492,388)    (593,354)
Participant transfers to other Travelers accounts .    (1,485,011)    (652,121)  (8,893,901)  (6,587,283)  (2,765,563)  (1,193,818)
Other payments to participants ....................        (7,179)      (5,284)     (25,071)     (16,844)     (25,520)     (11,065)
                                                      ------------ ------------ ------------ ------------ ------------ ------------

  Net increase (decrease) in net assets
   resulting from unit transactions ...............     8,097,018    6,562,448   30,170,325   18,325,592   17,784,216   13,825,966
                                                      ------------ ------------ ------------ ------------ ------------ ------------

   Net increase (decrease) in net assets ..........     8,927,003    6,605,950   26,110,454   24,501,747   21,241,278   13,464,841




NET ASSETS:
 Beginning of year ................................     9,893,910    3,287,960   32,219,742    7,717,995   20,187,433    6,722,592
                                                     ------------ ------------ ------------ ------------ ------------ ------------

 End of year ......................................  $ 18,820,913  $ 9,893,910 $ 58,330,196 $ 32,219,742 $ 41,428,711 $ 20,187,433
                                                     ============ ============ ============ ============ ============ ============




             REIT SERIES          SMALL CAP VALUE SERIES     DREYFUS STOCK INDEX FUND   APPRECIATION PORTFOLIO
      -------------------------  -------------------------  -------------------------  ------------------------
         2000         1999          2000         1999          2000         1999          2000        1999
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

      $     2,204  $         9   $     8,571  $       588   $   654,344  $   189,559   $  369,297  $   133,560
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


            1,182          238         3,502          859       182,375       91,810      155,082       52,890
                -            -             -            -         3,091        2,431           61            9
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------
            1,022         (229)        5,069         (271)      468,878       95,318      214,154       80,661
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------




            8,453      135,141        68,190       23,361     1,987,066      659,233      721,508      956,524
            8,096      136,164        68,436       23,284     1,785,690      540,780      680,570      941,589
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

              357       (1,023)         (246)          77       201,376      118,453       40,938       14,935
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


             (579)           -        (3,529)         694     2,607,408    1,152,271      610,987        9,344
           33,366         (579)       76,225       (3,529)   (1,205,893)   2,607,408       83,430      610,987
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

           33,945         (579)       79,754       (4,223)   (3,813,301)   1,455,137     (527,557)     601,643
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


           35,324       (1,831)       84,577       (4,417)   (3,143,047)   1,668,908     (272,465)     697,239
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------





           57,305       40,322       210,692      112,836     3,953,426    2,737,855    5,170,394    5,202,296
          195,947       81,767       177,599      143,624    20,963,523    1,493,612    3,918,184    9,739,222
               (3)          (5)           (3)           -          (687)      (4,356)         (22)         (37)
           (2,239)        (844)      (16,657)      (2,654)     (820,849)    (410,639)  (1,231,285)    (237,365)
           (4,698)     (70,227)      (57,978)     (18,819)   (3,238,056)    (746,063)  (1,527,495)    (634,502)
                -            -             -            -       (11,433)           -       (2,258)         (73)
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


          246,312       51,013       313,653      234,987    20,845,924    3,070,409    6,327,518   14,069,541
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

          281,636       49,182       398,230      230,570    17,702,877    4,739,317    6,055,053   14,766,780





           49,182            -       237,879        7,309    11,572,684    6,833,367   14,862,461       95,681
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

      $   330,818  $    49,182   $   636,109  $   237,879   $ 29,275,561 $11,572,684  $20,917,514  $14,862,461
      ============ ============  ============ ============  ============ ============ ============ ============


6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                                                           TEMPLETON ASSET STRATEGY  TEMPLETONS GLOBAL INCOME
                                                   SMALL CAP PORTFOLIO        FUND - CLASS  1        SECURITIES FUND - CLASS 1
                                                ------------------------- -------------------------  ------------------------
                                                   2000         1999         2000         1999          2000        1999
                                                ------------ ------------ ------------ ------------  ----------- ------------
INVESTMENT INCOME:
Dividends ....................................  $ 3,024,709  $        82  $   403,573  $   199,362   $    4,825  $     2,582
                                                ------------ ------------ ------------ ------------  ----------- ------------

EXPENSES:
Insurance charges ............................       29,796        4,815       43,400       17,149        1,555          707
Administrative fees ..........................           29           14          812          629           23           19
                                                ------------ ------------ ------------ ------------  ----------- ------------
   Net investment income (loss) ..............    2,994,884       (4,747)     359,361      181,584        3,247        1,856
                                                ------------ ------------ ------------ ------------  ----------- ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ..............     277,533      136,859      534,944      339,078       48,461       12,479
  Cost of investments sold ....................     246,744      135,533      552,704      352,700       50,666       13,270
                                                ------------ ------------ ------------ ------------  ----------- ------------

   Net realized gain (loss) ...................      30,789        1,326      (17,760)     (13,622)      (2,205)        (791)
                                                ------------ ------------ ------------ ------------  ----------- ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ....     180,804        1,321      170,978       (5,070)      (4,523)       1,285
  Unrealized gain (loss) end of year ..........  (2,597,335)     180,804     (290,769)     170,978       10,734       (4,523)
                                                ------------ ------------ ------------ ------------  ----------- ------------

   Net change in unrealized gain (loss) for the
     year .....................................  (2,778,139)     179,483     (461,747)     176,048       15,257       (5,808)
                                                ------------ ------------ ------------ ------------  ----------- ------------

Net increase (decrease) in net assets
  resulting from operations ..................      247,534      176,062     (120,146)     344,010       16,299       (4,743)
                                                ------------ ------------ ------------ ------------  ----------- ------------




UNIT TRANSACTIONS:
Participant purchase payments ................    1,722,810      582,740      598,883      379,885       33,010       28,854
Participant transfers from other Travelers
account ......................................    4,298,832      975,897    6,140,271      575,398      247,324        7,828
Administrative and asset allocation charges ..           (2)         (48)        (191)        (573)          (4)         (29)
Contract surrenders ..........................      (99,324)     (41,727)    (221,667)     (72,844)      (2,254)      (7,190)
Participant transfers to other Travelers
accounts .....................................     (637,654)    (199,181)    (411,271)    (208,546)     (42,196)      (5,932)
Other payments to participants ...............            -            -       (1,552)     (93,321)           -            -
                                                ------------ ------------ ------------ ------------  ----------- ------------

 Net increase (decrease) in net assets
  resulting from unit transactions ...........    5,284,662    1,317,681    6,104,473      579,999      235,880       23,531
                                                ------------ ------------ ------------ ------------  ----------- ------------

   Net increase (decrease) in net assets......    5,532,196    1,493,743    5,984,327      924,009      252,179       18,788




NET ASSETS:
 Beginning of year ...........................    1,508,287       14,544    2,242,492    1,318,483       79,470       60,682
                                                ------------ ------------ ------------ ------------  ----------- ------------

 End of year .................................  $ 7,040,483  $ 1,508,287  $ 8,226,819  $ 2,242,492    $ 331,649     $ 79,470
                                                ============ ============ ============ ============  =========== ============

     TEMPLETON GROWTH SECURITIES    EQUITY INDEX PORTFOLIO -
           FUND - CLASS 1            CLASS II SHARES            EQUITY PORTFOLIO            TOTAL RETURN FUND
      -------------------------  -------------------------  -------------------------  ------------------------
         2000         1999          2000         1999          2000         1999          2000        1999
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

      $ 1,263,980    $ 370,246   $    17,578  $        86   $   154,261  $       576   $    9,635  $     4,065
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


          106,359       42,338        44,640        5,499        12,053        7,582        2,336          504
            1,024          732            10            2             -            -            -            -
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------
        1,156,597      327,176       (27,072)      (5,415)      142,208       (7,006)       7,299        3,561
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------




        1,138,993      457,878       415,823      244,033       312,808      875,348       27,808       15,828
        1,145,436      489,801       403,466      245,041       376,958      869,415       27,529       15,924
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

           (6,443)     (31,923)       12,357       (1,008)      (64,150)       5,933          279          (96)
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


          602,279     (255,809)      212,893            -       (87,544)          60       (5,086)         300
          106,136      602,279      (386,144)     212,893       (51,235)     (87,544)       6,162       (5,086)
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

         (496,143)     858,088      (599,037)     212,893        36,309      (87,604)      11,248       (5,386)
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


          654,011    1,153,341      (613,752)     206,470       114,367      (88,677)      18,826       (1,921)
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------





        1,323,226      991,754     1,947,441      707,182       205,234      200,166      108,705      128,684
       15,524,691      581,479     3,560,531    2,309,040       135,831    1,364,774       52,605       36,432
             (130)      (1,388)           (3)          (3)            7           (8)           -            -
         (564,822)    (181,607)     (501,439)      (4,819)     (154,153)     (52,656)      (6,677)        (167)
         (951,636)    (415,463)     (487,114)     (13,603)     (188,229)     (38,791)     (27,315)        (309)
              (92)           -             -            -             -            -            -            -
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


       15,331,237      974,775     4,519,416    2,997,797        (1,310)   1,473,485      127,318      164,640
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

       15,985,248    2,128,116     3,905,664    3,204,267       113,057    1,384,808      146,144      162,719





        5,735,314    3,607,198     3,204,267            -     1,387,162        2,354      169,835        7,116
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

      $21,720,562  $ 5,735,314   $ 7,109,931  $ 3,204,267   $ 1,500,219  $ 1,387,162    $ 315,979    $ 169,835
      ============ ============  ============ ============  ============ ============  =========== ============

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)


                                                                                                               STRONG SCHAFER VALUE
                                                            CAPITAL FUND             INVESTORS FUND                  FUND II
                                                       ------------------------- ------------------------- -------------------------
                                                          2000         1999         2000         1999         2000         1999
                                                       ------------ ------------ ------------ ------------ ------------ ------------
INVESTMENT INCOME:
Dividends ...........................................  $   102,280  $    13,077  $    22,890  $     1,195  $       511  $     1,514
                                                       ------------ ------------ ------------ ------------ ------------ ------------

EXPENSES:
Insurance charges ...................................        8,523        1,161        2,499          470          608          130
Administrative fees .................................            -            -            5            2            -            -
                                                       ------------ ------------ ------------ ------------ ------------ ------------
   Net investment income (loss) .....................       93,757       11,916       20,386          723          (97)       1,384
                                                       ------------ ------------ ------------ ------------ ------------ ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................       64,124        9,391      195,391       87,575        6,909            -
  Cost of investments sold ..........................       58,268        8,864      186,948       87,244        7,058            -
                                                       ------------ ------------ ------------ ------------ ------------ ------------

   Net realized gain (loss) .........................        5,856          527        8,443         .331         (149)           -
                                                       ------------ ------------ ------------ ------------ ------------ ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........       22,244          529        7,322          279       (2,662)         521
  Unrealized gain (loss) end of year ................       27,017       22,244       17,341        7,322   ..   2,625       (2,662)
                                                       ------------ ------------ ------------ ------------ ------------ ------------

   Net change in unrealized gain (loss) for the year         4,773       21,715       10,019        7,043        5,287.      (3,183)
                                                       ------------ ------------ ------------ ------------ ------------ ------------

Net increase (decrease) in net assets
  resulting from operations .........................      104,386       34,158       38,848        8,097        5,041       (1,799)
                                                       ------------ ------------ ------------ ------------ ------------ ------------




UNIT TRANSACTIONS:
Participant purchase payments .......................      496,606      137,132      334,519       88,166       40,550       24,435
Participant transfers from other Travelers accounts .      894,530      241,797      128,693      230,519       38,769 ..    14,772
Administrative and asset allocation charges .........            -            -          (21)          (5)        .  -            -
Contract surrenders .................................      (30,688)        (140)     (12,456)     (30,225)      (5,665)           -
Participant transfers to other Travelers accounts ...      (75,058)      (9,337)     (19,039)    (114,477)      (1,391)           -
Other payments to participants ......................            -            -            -            -..          -            -
                                                       ------------ ------------ ------------ ------------ ------------ ------------

  Net increase (decrease) in net assets
   resulting from unit transactions .................    1,285,390      369,452      431,696      173,978       72,263       39,207
                                                       ------------ ------------ ------------ ------------ ------------ ------------

   Net increase (decrease) in net assets ............    1,389,776      403,610      470,544      182,075     . 77,304       37,408




NET ASSETS:
 Beginning of year ..................................      409,167        5,557      183,732        1,657       40,414        3,006
                                                       ------------ ------------ ------------ ------------ ------------ ------------

 End of year ........................................  $ 1,798,943  $   409,167  $   654,276  $   183,732  $   117,718  $    40,414
                                                       ============ ============ ============ ============ ============ ============





      MONTGOMERY VARIABLE SERIES:                            FEDERATED HIGH YIELD
            GROWTH FUND           EQUITY INCOME PORTFOLIO         PORTFOLIO            FEDERATED STOCK PORTFOLIO
      -------------------------  -------------------------  -------------------------  -------------------------
         2000         1999          2000         1999          2000         1999          2000        1999
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

         $ 22,297   $    1,400    $  155,898   $  711,147    $   31,501   $    $ 346   $  145,865  $    12,872
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


            2,196          279       117,743       62,980         2,917        2,361       23,173       13,140
                -            -            91           49             5            3            7            3
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------
           20,101        1,121        38,064      648,118        28,579       (2,018)     122,685         (271)
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------




           29,116            -       818,223      343,085        17,457       51,196      255,345      111,796
           28,241            -       823,038      312,337        18,875       50,962      259,338      109,479
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

              875            -        (4,815)      30,748        (1,418)         234       (3,993)       2,317
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


            9,102           14      (284,522)     165,001          (710)      (5,718)      59,235       33,275
          (45,482)       9,102       920,677     (284,522)      (58,385)        (710)      40,966       59,235
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

          (54,584)       9,088     1,205,199     (449,523)      (57,675)       5,008      (18,269)      25,960
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


          (33,608)      10,209     1,238,448      229,343       (30,514)       3,224      100,423       28,006
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------





          129,812       41,043     4,439,213    4,868,301        81,101       95,290      868,792    1,082,149
           99,471       97,601     1,845,875    3,874,192         3,428      113,948      236,659      642,011
                -            -             -            -             -            -            -            -
           (3,889)         (73)     (982,470)    (372,301)       (4,246)     (28,954)    (137,951)    (109,688)
          (30,284)        (365)   (1,615,785)    (746,762)      (16,703)     (12,240)    (307,837)    (112,870)
                -            -        (2,325)           -             -            -            -       (1,162)
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


          195,110      138,206     3,684,508    7,623,430        63,580      168,044      659,663    1,500,440
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

          161,502      148,415     4,922,956    7,852,773        33,066      171,268      760,086    1,528,446





          148,776          361    11,294,349    3,441,576       293,027      121,759    2,307,048      778,602
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

        $ 310,278    $ 148,776   $ 16,217,305 $11,294,349     $ 326,093    $ 293,027   $ 3,067,134 $ 2,307,048
      ============ ============  ============ ============  ============ ============  =========== ============

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)


                                                                                 LAZARD INTERNATIONAL STOCK    MFS MIDCAP GROWTH
                                                          LARGE CAP PORTFOLIO            PORTFOLIO                 PORTFOLIO
                                                       ------------------------- -------------------------  ------------------------
                                                          2000         1999         2000         1999          2000        1999
                                                       ------------ ------------ ------------ ------------  ----------- ------------
INVESTMENT INCOME:
Dividends ..........................................   $ 1,191,680  $   645,998  $    77,329  $     1,288   $  200,394  $       100
                                                       ------------ ------------ ------------ ------------  ----------- ------------

EXPENSES:
Insurance charges ..................................       148,871       49,416       13,453        5,399       27,706        1,292
Administrative fees ................................            20            7           39           40           14            -
                                                       ------------ ------------ ------------ ------------  ----------- ------------
   Net investment income (loss) ....................     1,042,789      596,575       63,837       (4,151)     172,674       (1,192)
                                                       ------------ ------------ ------------ ------------  ----------- ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...................       299,704    2,066,673      181,040       97,294      238,571       22,232
  Cost of investments sold .........................       293,171    1,971,989      182,860       89,059      221,981       18,737
                                                       ------------ ------------ ------------ ------------  ----------- ------------

   Net realized gain (loss) ........................         6,533       94,684       (1,820)       8,235       16,590        3,495
                                                       ------------ ------------ ------------ ------------  ----------- ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .........     1,292,130       87,395      155,847        7,688      194,766          297
  Unrealized gain (loss) end of year ...............    (2,766,315)   1,292,130      (84,543)     155,847     (192,566)     194,766
                                                       ------------ ------------ ------------ ------------  ----------- ------------

   Net change in unrealized gain (loss) for the year    (4,058,445)   1,204,735     (240,390)     148,159     (387,332)     194,469
                                                       ------------ ------------ ------------ ------------  ----------- ------------

Net increase (decrease) in net assets
  resulting from operations ........................    (3,009,123)   1,895,994     (178,373)     152,243     (198,068)     196,772
                                                       ------------ ------------ ------------ ------------  ----------- ------------




UNIT TRANSACTIONS:
Participant purchase payments ......................     5,202,898    3,974,527      597,515      524,618    2,346,385      116,399
Participant transfers from other Travelers accounts      4,018,923    7,768,688      804,775      413,942    3,330,789      491,915
Administrative and asset allocation charges ........            19          (17)           -            -          (35)          (1)
Contract surrenders ................................      (491,448)    (444,102)    (178,974)     (17,012)    (103,122)      (4,286)
Participant transfers to other Travelers accounts ..    (1,277,564)    (309,986)    (264,025)     (89,558)    (407,367)     (17,084)
Other payments to participants .....................        (1,683)           -            -            -            -            -
                                                       ------------ ------------ ------------ ------------  ----------- ------------

   Net increase (decrease) in net assets
    resulting from unit transactions................     7,451,145   10,989,110      959,291      831,990    5,166,650      586,943
                                                       ------------ ------------ ------------ ------------  ----------- ------------

    Net increase (decrease) in net assets...........     4,442,022   12,885,104      780,918      984,233    4,968,582      783,715




NET ASSETS:
 Beginning of year .................................    13,713,890      828,786    1,202,827      218,594      786,200        2,485
                                                       ------------ ------------ ------------ ------------  ----------- ------------

 End of year .......................................   $18,155,912  $13,713,890  $ 1,983,745  $ 1,202,827   $5,754,782  $   786,200
                                                       ============ ============ ============ ============  =========== ============



                                 SOCIAL AWARENESS STOCK
       MFS RESEARCH PORTFOLIO          PORTOFOLIO           STRATEGIC STOCK PORTFOLIO  CONVERTIBLE BOND PORTFOLIO
      -------------------------  -------------------------  -------------------------  ------------------------
         2000         1999          2000         1999          2000         1999          2000        1999
         ----         ----          ----         ----          ----         ----          ----        ----

      $    13,834  $         -   $   158,235  $    75,208   $    34,707  $         3   $    2,109  $         -
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


            7,806        2,146        87,418       37,925         3,436        2,266          437           40
                3            -           529          329             2            -            -            -
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------
            6,025       (2,146)       70,288       36,954        31,269       (2,263)       1,672          (40)
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------




          134,357       56,766       456,371      149,502        47,948      478,415      100,144          107
          119,437       53,906       422,531      128,772        54,947      483,090       95,196          105
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

           14,920        2,860        33,840       20,730        (6,999)      (4,675)       4,948            2
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


           99,852        1,838       779,508      246,812       (23,575)          28        2,525            -
          (23,162)      99,852       522,335      779,508        (7,111)     (23,575)        (486)       2,525
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

         (123,014)      98,014      (257,173)     532,696        16,464      (23,603)      (3,011)       2,525
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


         (102,069)      98,728      (153,045)     590,380        40,734      (30,541)       3,609        2,487
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------





          660,117      250,357     3,070,454    2,807,839        74,434       69,218       21,871        3,571
          295,897      367,176     2,759,897    2,855,099        29,330      571,881      143,481       86,678
               (4)          (4)         (124)        (712)            -           (7)          (4)          (1)
          (79,982)      (6,332)     (481,737)    (146,982)      (10,001)    (119,535)           -          (89)
          (82,937)     (42,484)     (957,827)    (259,819)      (44,270)    (117,578)     (99,865)           -
                -            -        (1,140)           -             -            -            -            -
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------


          793,091      568,713     4,389,523    5,255,425        49,493      403,979       65,483       90,159
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

          691,022      667,441     4,236,478    5,845,805        90,227      373,438       69,092       92,646





          682,016       14,575     7,521,321    1,675,516       374,366          928       92,646            -
      ------------ ------------  ------------ ------------  ------------ ------------  ----------- ------------

      $ 1,373,038  $   682,016   $11,757,799  $ 7,521,321   $   464,593  $   374,366   $  161,738  $    92,646
      ============ ============  ============ ============  ============ ============  =========== ============


6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                                   DISCIPLINED MID CAP STOCK   DISCIPLINED SMALL CAP     TRAVELERS QUALITY BOND
                                                            PORTFOLIO             STOCK PORTFOLIO              PORTFOLIO
                                                   ------------------------- ------------------------- -------------------------
                                                      2000         1999         2000         1999         2000         1999
                                                      ----         ----         ----         ----         ----         ----
INVESTMENT INCOME:
Dividends .......................................  $    33,151    $   5,225    $   6,611    $       -  $    54,791    $   2,392
                                                   ------------ ------------ ------------ ------------ ------------ ------------

EXPENSES:
Insurance charges ...............................        7,430        1,501          999          310       15,336        4,765
Administrative fees .............................            1            -            -            -          155          136
                                                   ------------ ------------ ------------ ------------ ------------ ------------
   Net investment income (loss) .................       25,720        3,724        5,612         (310)      39,300       (2,509)
                                                   ------------ ------------ ------------ ------------ ------------ ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ................      463,724       11,164        7,896       12,472      136,559       61,610
  Cost of investments sold ......................      442,774       10,897        7,696       11,782      135,101       61,418
                                                   ------------ ------------ ------------ ------------ ------------ ------------

   Net realized gain (loss) .....................       20,950          267          200          690        1,458          192
                                                   ------------ ------------ ------------ ------------ ------------ ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year.......       46,507          267        9,939           19        3,347          772
  Unrealized gain (loss) end of year ............       71,606       46,507        4,160        9,939       77,943        3,347
                                                   ------------ ------------ ------------ ------------ ------------ ------------

   Net change in unrealized gain (loss) for the
     year........................................       25,099       46,240       (5,779)       9,920       74,596        2,575
                                                   ------------ ------------ ------------ ------------ ------------ ------------

Net increase (decrease) in net assets
  resulting from operations .....................       71,769       50,231           33       10,300      115,354          258
                                                   ------------ ------------ ------------ ------------ ------------ ------------




UNIT TRANSACTIONS:
Participant purchase payments ...................      278,753      124,700       71,365       25,354      311,138      283,881
Participant transfers from other Travelers accounts  1,652,382      263,488       39,902       29,584    1,696,691      470,717
Administrative and asset allocation charges .....           (9)          (5)           -           (1)         (12)         (16)
Contract surrenders .............................      (35,784)      (7,962)      (2,949)           -      (99,759)     (16,867)
Participant transfers to other Travelers accounts     (517,275)      (1,483)      (7,055)        (110)     (77,517)     (17,683)
Other payments to participants ..................            -            -            -            -            -            -
                                                   ------------ ------------ ------------ ------------ ------------ ------------

  Net increase (decrease) in net assets
   resulting from unit transactions .............    1,378,067      378,738      101,263       54,827    1,830,541      720,032
                                                   ------------ ------------ ------------ ------------ ------------ ------------

   Net increase (decrease) in net assets.........    1,449,836      428,969      101,296       65,127    1,945,895      720,290




NET ASSETS:
 Beginning of year ..............................      430,460        1,491       65,437          310      881,779      161,489
                                                   ------------ ------------ ------------ ------------ ------------ ------------

 End of year ....................................  $ 1,880,296    $ 430,460    $ 166,733    $  65,437  $ 2,827,674    $ 881,779
                                                   ============ ============ ============ ============ ============ ============



U.S. GOVERNMENT SECURITIES
       PORTFOLIO              UTILITIES PORTFOLIO      ALLIANCE GROWTH PORTFOLIO  MFS TOTAL RETURN PORTFOLIO
--------------------------  -------------------------  -------------------------  --------------------------
    2000         1999          2000         1999          2000         1999          2000         1999
    ----         ----          ----         ----          ----         ----          ----         ----

$    101,251  $        82   $    34,641  $    44,881   $ 2,209,332   $  435,013   $   305,967  $  193,702
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


      19,218       10,139        15,620        6,027       356,924       87,424        46,992      23,093
         143          103            11           11           486          285           225         161
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------
      81,890      (10,160)       19,010       38,843     1,851,922      347,304       258,750     170,448
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------




   1,309,211      191,943       985,168      254,447       482,285      647,937       840,677     832,589
   1,297,557      200,886       931,645      255,423       506,994      562,431       848,228     794,094
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

      11,654       (8,943)       53,523         (976)      (24,709)      85,506        (7,551)     38,495
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


     (53,392)     (26,997)      (42,924)      16,679     3,742,058      504,729      (161,993)     45,757
     139,127      (53,392)      284,615      (42,924)  (10,603,715)   3,742,058       421,712    (161,993)
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

     192,519      (26,395)      327,539      (59,603)  (14,345,773)   3,237,329       583,705    (207,750)
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


     286,063      (45,498)      400,072      (21,736)  (12,518,560)   3,670,139       834,904       1,193
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------





     543,505      986,154       605,562      595,536    11,562,680    7,135,173     1,332,852   1,728,413
   2,011,275      375,762     2,794,288      374,650    44,505,120    8,830,894     1,369,383   2,077,383
        (118)        (260)          (27)        (198)         (159)        (824)          (15)       (203)
     (99,148)     (66,393)      (67,214)     (40,111)   (2,090,283)    (496,505)     (388,937)   (138,807)
  (1,248,712)    (205,074)   (1,386,028)    (133,037)   (3,012,721)    (710,655)     (990,656)   (171,209)
           -            -       (10,037)           -       (68,683)        (275)       (1,212)          -
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


   1,206,802    1,090,189     1,936,544      796,840    50,895,954   14,757,808     1,321,415   3,495,577
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

   1,492,865    1,044,691     2,336,616      775,104    38,377,394   18,427,947     2,156,319   3,496,770





   1,639,758      595,067     1,001,864      226,760    21,984,319    3,556,372     4,517,141   1,020,371
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

 $ 3,132,623  $ 1,639,758   $ 3,338,480  $ 1,001,864   $60,361,713  $21,984,319   $ 6,673,460  $4,517,141
============= ============  ============ ============  ============ ============  ============ ===========

                    NOTES TO FINANCIAL STATEMENTS - CONTINUED

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)


                                                                                                               SMITH BARNEY
                                                      PUTNAM DIVERSIFIED INCOME  SMITH BARNEY HIGH INCOME  INTERNATIONAL EQUITY
                                                             PORTFOLIO                  PORTFOLIO               PORTFOLIO
                                                      ------------------------- ------------------------- ------------------------
                                                         2000         1999         2000         1999         2000         1999
                                                         ----         ----         ----         ----         ----         ----
INVESTMENT INCOME:
Dividends ..........................................  $    94,632  $    38,349  $   100,577  $    47,115  $    32,787  $     5,220
                                                      ------------ ------------ ------------ ------------ ------------ -----------

EXPENSES:
Insurance charges ..................................       11,405        6,994        9,837        6,041       47,382       13,331
Administrative fees ................................          179          208           56           52           72           26
                                                      ------------ ------------ ------------ ------------ ------------ -----------
   Net investment income (loss) ....................       83,048       31,147       90,684       41,022      (14,667)      (8,137)
                                                      ------------ ------------ ------------ ------------ ------------ -----------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ...................      175,215       95,449      292,838      324,154    1,014,494      558,478
  Cost of investments sold .........................      184,703       97,275      325,424      332,877      978,521      535,889
                                                      ------------ ------------ ------------ ------------ ------------ -----------

   Net realized gain (loss) ........................       (9,488)      (1,826)     (32,586)      (8,723)      35,973       22,589
                                                      ------------ ------------ ------------ ------------ ------------ -----------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year .........      (32,228)      (6,575)     (27,278)      (8,459)   1,134,306        5,160
  Unrealized gain (loss) end of year ...............     (124,866)     (32,228)    (186,636)     (27,278)    (359,938)   1,134,306
                                                      ------------ ------------ ------------ ------------ ------------ -----------

   Net change in unrealized gain (loss) for the year      (92,638)     (25,653)    (159,358)     (18,819)  (1,494,244)   1,129,146
                                                      ------------ ------------ ------------ ------------ ------------ -----------

Net increase (decrease) in net assets
  resulting from operations ........................      (19,078)       3,668     (101,260)      13,480   (1,472,938)   1,143,598
                                                      ------------ ------------ ------------ ------------ ------------ -----------




UNIT TRANSACTIONS:
Participant purchase payments ......................      258,871      487,265      298,261      410,273    2,336,119      639,514
Participant transfers from other Travelers accounts.      393,318      247,710      320,726      463,829    4,175,698    1,394,475
Administrative and asset allocation charges ........            -          (48)         (32)         (93)        (128)        (165)
Contract surrenders ................................      (90,288)     (24,505)     (67,437)     (59,990)    (296,642)     (78,852)
Participant transfers to other Travelers accounts ..     (138,826)     (82,839)    (285,685)     (99,990)  (1,568,625)    (123,388)
Other payments to participants .....................            -            -       (2,096)           -            -            -
                                                      ------------ ------------ ------------ ------------ ------------ -----------

  Net increase (decrease) in net assets
   resulting from unit transactions ................      423,075      627,583      263,737      714,029    4,646,422    1,831,584
                                                      ------------ ------------ ------------ ------------ ------------ -----------

   Net increase (decrease) in net assets............      403,997      631,251      162,477      727,509    3,173,484    2,975,182




NET ASSETS:
  Beginning of year ................................    1,045,096      413,845      998,794      271,285    3,400,696      425,514
                                                      ------------ ------------ ------------ ------------ ------------ -----------

  End of year ......................................  $ 1,449,093  $ 1,045,096  $ 1,161,271  $   998,794  $ 6,574,180  $ 3,400,696
                                                      ============ ============ ============ ============ ============ ===========



 SMITH BARNEY LARGE           SMITH BARNEY LARGE CAP       SMITH BARNEY
  CAPITALIZATION                   CAP VALUE               MONEY MARKET           EQUITY-INCOME PORTFOLIO -
 GROWTH PORTFOLIO                  PORTFOLIO                 PORTFOLIO                INITIAL CLASS
--------------------------  -------------------------  -------------------------  ------------------------
    2000         1999          2000         1999          2000         1999          2000         1999
    ----         ----          ----         ----          ----         ----          ----         ----
$      4,986  $     5,252   $   146,546  $   126,654   $   236,916  $   100,547   $   481,172  $  239,206
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


      34,179        6,418        40,789       33,628        38,676       20,731       129,819      56,680
           7            1           312          300           513          328         1,477       1,221
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------
     (29,200)      (1,167)      105,445       92,726       197,727       79,488       349,876     181,305
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------




     171,668        9,207     1,189,998      349,126     5,972,002    4,146,849     1,815,277     688,256
     156,153        8,553     1,158,181      312,329     5,972,002    4,146,849     1,812,963     620,935
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

      15,515          654        31,817       36,797             -            -         2,314      67,321
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


     276,337          813        54,163      239,938             -            -       461,581     439,040
    (123,266)     276,337       536,546       54,163             -            -     1,826,585     461,581
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

    (399,603)     275,524       482,383     (185,775)            -            -     1,365,004      22,541
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


    (413,288)     275,011       619,645      (56,252)      197,727       79,488     1,717,194     271,167
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------





   1,611,470      601,381     2,096,694    1,203,653       789,402    1,507,460     1,538,988   1,523,662
   1,576,868    1,635,731     3,062,657      415,105     8,543,087    4,689,748    21,854,408     412,176
         (40)         (25)          (94)        (949)         (149)        (554)         (309)     (2,737)
    (150,946)     (19,388)     (182,699)    (171,071)     (511,410)    (230,714)     (724,286)   (278,201)
    (166,525)     (23,745)   (1,537,778)    (422,461)   (7,382,376)  (4,353,279)   (1,900,207)   (622,511)
           -            -       (12,234)           -             -      (14,644)       (7,983)   (101,455)
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------


   2,870,827    2,193,954     3,426,546    1,024,277     1,438,554    1,598,017    20,760,611     930,934
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

   2,457,539    2,468,965     4,046,191      968,025     1,636,281    1,677,505    22,477,805   1,202,101





   2,475,453        6,488     3,869,174    2,901,149     3,142,748    1,465,243     6,133,672   4,931,571
------------- ------------  ------------ ------------  ------------ ------------  ------------ -----------

$  4,932,992  $ 2,475,453   $ 7,915,365  $ 3,869,174   $ 4,779,029  $ 3,142,748   $28,611,477  $6,133,672
============= ============  ============ ============  ============ ============  ============ ===========

6. SCHEDULE OF SEPARATE ACCOUNT QP OPERATIONS AND CHANGES IN NET ASSETS FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)


                                                            GROWTH PORTFOLIO      HIGH INCOME PORTFOLIO -   ASSET MANAGER PORTFOLIO-
                                                            - INITIAL CLASS          INITIAL  CLASS              INITIAL CLASS
                                                       ------------------------- ------------------------- -------------------------
                                                          2000         1999         2000         1999         2000         1999
                                                          ----         ----         ----         ----         ----         ----
INVESTMENT INCOME:
Dividends ...........................................  $ 1,786,277  $   946,093  $    88,004  $   95,959   $   329,677  $   160,732
                                                       ------------ ------------ ------------ ------------ ------------ ------------

EXPENSES:
Insurance charges ...................................      336,322      107,972       18,780       11,805       78,102       25,757
Administrative fees .................................        2,211        1,369          161          120          723          527
                                                       ------------ ------------ ------------ ------------ ------------ ------------
   Net investment income (loss) .....................    1,447,744      836,752       69,063       84,034      250,852      134,448
                                                       ------------ ------------ ------------ ------------ ------------ ------------

REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
  Proceeds from investments sold ....................    2,762,533    1,456,616      402,451      149,108      879,512      442,916
  Cost of investments sold ..........................    2,644,077    1,211,083      461,186      161,408      886,811      423,255
                                                       ------------ ------------ ------------ ------------ ------------ ------------

   Net realized gain (loss) .........................      118,456      245,533      (58,735)     (12,300)      (7,299)      19,661
                                                       ------------ ------------ ------------ ------------ ------------ ------------

Change in unrealized gain (loss) on investments:
  Unrealized gain (loss) beginning of year ..........    4,359,355    1,707,028      (72,974)     (75,002)     283,597      163,275
  Unrealized gain (loss) end of year ................   (7,150,600)   4,359,355     (785,496)     (72,974)    (771,512)     283,597
                                                       ------------ ------------ ------------ ------------ ------------ ------------

   Net change in unrealized gain (loss) for the year.  (11,509,955)   2,652,327     (712,522)       2,028   (1,055,109)     120,322
                                                       ------------ ------------ ------------ ------------ ------------ ------------

Net increase (decrease) in net assets
   resulting from operations ........................   (9,943,755)   3,734,612     (702,194)      73,762     (811,556)     274,431
                                                       ------------ ------------ ------------ ------------ ------------ ------------




UNIT TRANSACTIONS:
Participant purchase payments .......................    4,957,841    2,536,549      303,263      305,625      748,333      482,223
Participant transfers from other Travelers accounts .   57,089,213    3,687,326    2,621,622      124,659   14,501,006      714,149
Administrative and asset allocation charges .........         (330)      (4,264)         (80)        (461)         (68)        (868)
Contract surrenders .................................   (1,280,016)    (357,748)    (109,765)     (46,741)    (353,943)    (246,385)
Participant transfers to other Travelers accounts ...   (4,569,571)  (1,825,957)    (371,465)    (148,770)    (597,279)    (236,132)
Other payments to participants ......................      (91,138)        (367)           -            -      (59,040)           -
                                                       ------------ ------------ ------------ ------------ ------------ ------------

  Net increase (decrease) in net assets
   resulting from unit transactions..................   56,105,999    4,035,539    2,443,575      234,312   14,239,009      712,987
                                                       ------------ ------------ ------------ ------------ ------------ ------------

   Net increase (decrease) in net assets.............   46,162,244    7,770,151    1,741,381      308,074   13,427,453      987,418




NET ASSETS:
 Beginning of year ..................................   15,696,431    7,926,280    1,312,090    1,004,016    3,127,704    2,140,286
                                                       ------------ ------------ ------------ ------------ ------------ ------------

 End of year ........................................  $61,858,675  $15,696,431  $ 3,053,471  $ 1,312,090  $16,555,157  $ 3,127,704
                                                       ============ ============ ============ ============ ============ ============


                    NOTES TO FINANCIAL STATEMENTS - CONTINUED


 EMERGING MARKETS PORTFOLIO            COMBINED
--------------------------  -------------------------------
    2000         1999           2000            1999
    ----         ----           ----            ----
   $  35,375    $  16,284   $  28,916,822    $  12,496,931
------------- ------------  -------------- ----------------


       7,186          777       4,901,505        1,866,921
           -            -          18,201           12,829
------------- ------------  -------------- ----------------
      28,189       15,507      23,997,116       10,617,181
------------- ------------  -------------- ----------------




     173,512        4,614      45,994,911       36,478,696
     165,097        4,609      44,742,332       34,599,068
------------- ------------  -------------- ----------------

       8,415            5       1,252,579        1,879,628
------------- ------------  -------------- ----------------


      76,232           10      39,002,191       10,461,469
    (315,752)      76,232     (51,397,294)      39,002,191
------------- ------------  -------------- ----------------

    (391,984)      76,222     (90,399,485)      28,540,722
------------- ------------  -------------- ----------------


    (355,380)      91,734     (65,149,790)      41,037,531
------------- ------------  -------------- ----------------





     448,755       75,026     156,258,957      118,744,191
     642,501      282,169     472,920,455      132,882,866
           -            -      (1,889,284)        (784,492)
     (18,754)           -     (29,545,162)     (11,791,356)
    (247,036)      (4,874)    (85,612,375)     (39,873,280)
           -            -        (658,563)        (428,408)
------------- ------------  -------------- ----------------


     825,466      352,321     511,474,028      198,749,521
------------- ------------  -------------- ----------------

     470,086      444,055     446,324,238      239,787,052





     444,696          641     344,819,372      105,032,320
------------- ------------  -------------- ----------------

   $ 914,782    $ 444,696   $ 791,143,610    $ 344,819,372
============= ============  ============== ================


7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999


                                              CAPITAL APPRECIATION FUND    HIGH YIELD BOND TRUST     MANAGED ASSETS TRUST
                                              -------------------------  ------------------------- -------------------------
                                                 2000         1999          2000         1999         2000         1999
                                                 ----         ----          ----         ----         ----         ----
Accumulation and annuity units
  beginning of year..........................  12,182,566    6,986,659     1,151,656      376,692   10,079,306    2,595,729
Accumulation units purchased and ............
  transferred from other Travelers accounts..  39,765,530    7,318,166     1,426,607    1,034,068   14,259,545    8,254,947
Accumulation units redeemed and .............
  transferred to other Travelers accounts ...  (5,518,065)  (2,122,259)     (390,049)    (259,104)  (2,696,397)    (771,370)
Annuity units                                           -            -             -            -            -            -
                                              ------------ ------------  ------------ ------------ ------------ ------------
Accumulation and annuity units
  end of year ...............................  46,430,031   12,182,566     2,188,214    1,151,656   21,642,454   10,079,306
                                              ============ ============  ============ ============ ============ ============



                                               MONEY MARKET PORTFOLIO        CORE EQUITY FUND       EMERGING OPPORTUNITIES FUND
                                              -------------------------  ------------------------- ----------------------------
                                                 2000         1999          2000         1999         2000         1999
                                                 ----         ----          ----         ----         ----         ----
Accumulation and annuity units
  beginning of year .........................   2,425,205       29,014    23,179,732    8,247,386   22,810,171    8,011,548
Accumulation units purchased and
  transferred from other Travelers accounts..   7,946,835   13,101,649    34,231,389   17,024,417   28,410,584   16,954,494
Accumulation units redeemed and
  transferred to other Travelers accounts....  (7,097,504) (10,705,458)   (5,464,849)  (2,091,667)  (7,092,249)  (2,155,477)
Annuity units                                           -            -        (2,334)        (404)      (2,269)        (394)
                                              ------------ ------------  ------------ ------------ ------------ ------------
Accumulation and annuity units
  end of year ...............................   3,274,536    2,425,205    51,943,938   23,179,732   44,126,237   22,810,171
                                              ============ ============  ============ ============ ============ ============



                                               GLOBAL HIGH-YIELD BOND   INTERMEDIATE-TERM BOND
                                                       FUND                       FUND             INTERNATIONAL EQUITY FUND
                                              -------------------------  ------------------------- -------------------------
                                                 2000         1999          2000         1999         2000         1999
                                                 ----         ----          ----         ----         ----         ----
Accumulation and annuity units
  beginning of year .........................   6,820,789    2,275,629     8,443,448    2,824,219   18,956,349    5,968,548
Accumulation units purchased and
  transferred from other Travelers accounts..   9,731,673    5,151,425     8,807,665    6,475,542   25,833,320   18,461,136
Accumulation units redeemed and
  transferred to other Travelers accounts....  (1,580,338)    (606,265)   (2,048,534)    (855,612)  (7,177,743)  (5,473,088)
Annuity units ...............................           -            -        (4,049)        (701)      (1,425)        (247)
                                              ------------ ------------  ------------ ------------ ------------ ------------
Accumulation and annuity units
  end of year ...............................  14,972,124    6,820,789    15,198,530    8,443,448   37,610,501   18,956,349
                                              ============ ============  ============ ============ ============ ============


                                                 LONG-TERM BOND FUND            REIT SERIES         SMALL CAP VALUE SERIES
                                              -------------------------  ------------------------- -------------------------
                                                 2000         1999          2000         1999         2000         1999
                                                 ----         ----          ----         ----         ----         ----
Accumulation and annuity units
  beginning of year .........................  17,064,225    5,480,696        51,502            -      225,178        6,525
Accumulation units purchased and
  transferred from other Travelers accounts .  18,101,895   13,212,756       221,058      120,053      359,287      238,326
Accumulation units redeemed and
  transferred to other Travelers accounts ...  (3,726,733)  (1,628,276)       (6,360)     (68,551)     (70,470)     (19,673)
Annuity units ...............................      (5,494)        (951)            -            -            -            -
                                              ------------ ------------  ------------ ------------ ------------ ------------
Accumulation and annuity units
  end of year .............................    31,433,893   17,064,225       266,200       51,502      513,995      225,178
                                              ============ ============  ============ ============ ============ ============


7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)

                                              DREYFUS STOCK INDEX FUND   APPRECIATION PORTFOLIO      SMALL CAP PORTFOLIO
                                             -------------------------  ------------------------  -------------------------
                                                2000         1999          2000         1999         2000         1999
                                                ----         ----          ----         ----         ----         ----
Accumulation and annuity units
  beginning of year..........................  5,393,982    3,802,640    12,500,959      88,935     1,031,365       12,151
Accumulation units purchased and
transferred from other Travelers accounts ... 11,664,041    2,189,307     7,677,238  13,174,729     3,716,094    1,203,425
Accumulation units redeemed and
  transferred to other Travelers accounts.... (1,952,293)    (597,965)   (2,316,408)   (762,705)     (464,466)    (184,211)
Annuity units ...............................          -            -             -           -             -            -
                                             ------------ ------------  ------------ -----------  ------------ ------------
Accumulation and annuity units
  end of year ............................... 15,105,730    5,393,982    17,861,789  12,500,959     4,282,993    1,031,365
                                             ============ ============  ============ ===========  ============ ============


                                              TEMPLETON ASSET STRATEGY  TEMPLETON GLOBAL INCOME   TEMPLETON GROWTH SECURITIES
                                                  FUND - CLASS 1        SECURITIES FUND - CLASS 1        FUND - CLASS 1
                                             -------------------------  ------------------------  -------------------------
                                                2000         1999          2000         1999         2000         1999
                                                ----         ----          ----         ----         ----         ----
Accumulation and annuity units
  beginning of year .......................... 1,439,906    1,027,845        76,583      54,515     3,744,218    3,009,264
Accumulation units purchased and
  transferred from other Travelers accounts... 4,244,656      684,865       271,442      34,615    10,483,737    1,197,562
Accumulation units redeemed and
  transferred to other Travelers accounts ....  (409,337)    (272,804)      (43,118)    (12,547)     (975,145)    (462,608)
Annuity units ................................         -            -             -           -             -            -
                                              ----------- ------------  ------------ -----------  ------------ ------------
Accumulation and annuity units
  end of year ................................ 5,275,225    1,439,906       304,907      76,583    13,252,810    3,744,218
                                              =========== ============  ============ ===========  ============ ============


                                              EQUITY INDEX PORTFOLIO -
                                                   CLASS II SHARES         EQUITY  PORTFOLIO           TOTAL RETURN FUND
                                             -------------------------  ------------------------  -------------------------
                                                2000         1999          2000         1999         2000         1999
                                                ----         ----          ----         ----         ----         ----
Accumulation and annuity units
  beginning of year ........................   2,932,585            -     1,192,185       2,056       160,552        6,719
Accumulation units purchased and
  transferred from other Travelers accounts.   5,246,128    2,951,121       304,062   1,265,709       150,025      154,279
Accumulation units redeemed and
  transferred to other Travelers accounts...    (938,321)     (18,536)     (312,820)    (75,580)      (31,249)        (446)
Annuity units ..............................           -            -             -           -             -            -
                                             ------------ ------------  ------------ -----------  ------------ ------------
Accumulation and annuity units
  end of year ..............................   7,240,392    2,932,585     1,183,427   1,192,185       279,328      160,552
                                             ============ ============  ============ ===========  ============ ============

                                                   CAPITAL FUND              INVESTORS FUND        STRONG SCHAFER VALUE FUND II
                                             -------------------------  ------------------------  -----------------------------
                                                2000         1999          2000         1999         2000         1999
                                                ----         ----          ----         ----         ----         ----
Accumulation and annuity units
  beginning of year ........................     294,991        4,848       137,651       1,374        32,512        2,329
Accumulation units purchased and
  transferred from other Travelers accounts      878,846      297,241       313,124     247,488        61,653       30,183
Accumulation units redeemed and
  transferred to other Travelers accounts...     (66,931)      (7,098)      (22,438)   (111,211)       (5,565)           -
Annuity units ..............................           -            -             -           -             -            -
                                             ------------ ------------  ------------ -----------  ------------ ------------
Accumulation and annuity units
  end of year ..............................   1,106,906      294,991       428,337     137,651        88,600       32,512
                                             ============ ============  ============ ===========  ============ ============


7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)


                                            MONTGOMERY VARIABLE                                    FEDERATED HIGH YIELD
                                             SERIES GROWTH FUND       EQUITY INCOME PORTFOLIO            PORTFOLIO
                                           -----------------------  -------------------------  ------------------------
                                                2000         1999          2000         1999         2000         1999
                                                ----         ----          ----         ----         ----         ----
Accumulation and annuity units
  beginning of year ........................  116,073          338     9,184,255    2,911,397      273,461      116,094
Accumulation units purchased and
  transferred from other Travelers accounts.  179,355      116,098     5,125,625    7,194,622       81,218      195,356
Accumulation units redeemed and
  transferred to other Travelers accounts ..  (26,875)        (363)   (2,119,243)    (921,764)     (20,314)     (37,989)
Annuity units ..............................        -            -             -            -            -            -
                                             --------- ------------  ------------ ------------  ----------- ------------
Accumulation and annuity units
  end of year ..............................  268,553      116,073    12,190,637    9,184,255      334,365      273,461
                                             ========= ============  ============ ============  =========== ============

                                               FEDERATED STOCK                                   LAZARD INTERNATIONAL
                                                   PORTFOLIO         LARGE CAP PORTFOLIO            STOCK PORTFOLIO
                                          ------------------------  -------------------------  ------------------------
                                               2000         1999          2000         1999         2000         1999
                                               ----         ----          ----         ----         ----         ----
Accumulation and annuity units
  beginning of year ....................... 1,748,095      616,058     7,748,932      600,787      912,083      200,211
Accumulation units purchased and
  transferred from other Travelers accounts   859,319    1,304,089     5,401,598    7,641,026    1,182,182      801,891
Accumulation units redeemed and
  transferred to other Travelers accounts..  (347,621)    (172,052)   (1,048,184)    (492,881)    (381,227)     (90,019)
Annuity units .............................         -            -             -            -            -            -
                                           ----------- ------------  ------------ ------------  ----------- ------------
Accumulation and annuity units
  end of year ............................. 2,259,793    1,748,095    12,102,346    7,748,932    1,713,038      912,083
                                           =========== ============  ============ ============  =========== ============


                                             MFS MID CAP GROWTH                                    SOCIAL AWARENESS
                                                 PORTFOLIO            MFS RESEARCH PORTFOLIO       STOCK PORTFOLIO
                                            -----------------------  -------------------------  ------------------------
                                              2000         1999          2000         1999         2000         1999
                                              ----         ----          ----         ----         ----         ----
Accumulation and annuity units
  beginning of year .......................   398,434        2,050       446,664       11,707    3,828,408      980,501
Accumulation units purchased and
  transferred from other Travelers account  2,514,122      409,114       618,666      471,399    2,979,745    3,068,858
Accumulation units redeemed and
  transferred to other Travelers accounts .  (221,887)     (12,730)     (105,423)     (36,442)    (743,060)    (220,951)
Annuity units .............................         -            -             -            -            -            -
                                           ----------- ------------  ------------ ------------  ----------- ------------
Accumulation and annuity units
  end of year ............................. 2,690,669      398,434       959,907      446,664    6,065,093    3,828,408
                                           =========== ============  ============ ============  =========== ============


                                                                                                DISCIPLINED MID CAP STOCK
                                          STRATEGIC STOCK PORTFOLIO CONVERTIBLE BOND PORTFOLIO           PORTFOLIO
                                           ------------------------  -------------------------  -------------------------
                                               2000        1999          2000         1999          2000        1999
                                               ----        ----          ----         ----          ----        ----
Accumulation and annuity units
  beginning of year .......................   336,047          866        84,283            -      297,025        1,157
Accumulation units purchased and
  transferred from other Travelers accounts    98,095      539,890       136,554       84,372    1,163,116      303,419
Accumulation units redeemed and
  transferred to other Travelers accounts..   (52,291)    (204,709)      (88,687)         (89)    (338,209)      (7,551)
Annuity units .............................         -            -             -            -            -            -
                                           ----------- ------------  ------------ ------------  ----------- ------------
Accumulation and annuity units
  end of year .............................   381,851      336,047       132,150       84,283    1,121,932      297,025
                                           =========== ============  ============ ============  =========== ============


7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)



                                              DISCIPLINED SMALL CAP    TRAVELERS QUALITY BOND     U.S. GOVERNMENT SECURITIES
                                                 STOCK PORTFOLIO            PORTFOLIO                    PORTFOLIO
                                             ------------------------  -------------------------  ------------------------
                                                2000         1999         2000         1999          2000         1999
                                                ----         ----         ----         ----          ----         ----
Accumulation and annuity units
  beginning of year .........................     50,278         285       803,424      147,726     1,382,635     476,702
Accumulation units purchased and
  transferred from other Travelers accounts .     83,893      50,088     1,778,014      687,185     1,991,439   1,130,669
Accumulation units redeemed and
  transferred to other Travelers accounts ...     (7,592)        (95)     (157,629)     (31,487)   (1,047,137)   (224,736)
Annuity units ...............................          -           -             -            -             -           -
                                             ------------ -----------  ------------ ------------  ------------ -----------
Accumulation and annuity units
  end of year ...............................    126,579      50,278     2,423,809      803,424     2,326,937   1,382,635
                                             ============ ===========  ============ ============  ============ ===========



                                               UTILITIES PORTFOLIO      ALLIANCE GROWTH PORTFOLIO  MFS TOTAL RETURN PORTFOLIO
                                             ------------------------  -------------------------  ---------------------------
                                                2000         1999         2000         1999          2000         1999
                                                ----         ----         ----         ----          ----         ----
Accumulation and annuity units
  beginning of year .........................    673,155     150,946     9,622,459    2,044,372     3,195,433     735,071
Accumulation units purchased and
  transferred from other Travelers accounts..  1,991,052     636,265    25,357,160    8,210,314     1,823,919   2,678,892
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (846,796)   (114,056)   (2,442,293)    (632,227)     (937,046)   (218,530)
Annuity units ...............................          -           -             -            -             -           -
                                             ------------ -----------  ------------ ------------  ------------ -----------
Accumulation and annuity units
  end of year ...............................  1,817,411     673,155    32,537,326    9,622,459     4,082,306   3,195,433
                                             ============ ===========  ============ ============  ============ ===========

                                                PUTNAM DIVERSIFIED      SMITH BARNEY HIGH INCOME  SMITH BARNEY INTERNATIONAL
                                                 INCOME PORTFOLIO              PORTFOLIO              EQUITY PORTFOLIO
                                             ------------------------  -------------------------  ------------------------
                                                2000         1999         2000         1999          2000         1999
                                                ----         ----         ----         ----          ----         ----
Accumulation and annuity units
  beginning of year .........................    963,828     382,175       839,052      232,133     1,871,490     389,748
Accumulation units purchased and
  transferred from other Travelers accounts..    600,428     681,005       541,913      742,814     4,130,228   1,642,286
Accumulation units redeemed and
  transferred to other Travelers accounts....   (212,845)    (99,352)     (310,732)    (135,895)   (1,218,228)   (160,544)
Annuity units ...............................          -           -             -            -             -           -
                                             ------------ -----------  ------------ ------------  ------------ -----------
Accumulation and annuity units
  end of year ...............................  1,351,411     963,828     1,070,233      839,052     4,783,490   1,871,490
                                             ============ ===========  ============ ============  ============ ===========


                                              SMITH BARNEY LARGE         SMITH BARNEY LARGE CAP     SMITH BARNEY MONEY
                                        CAPITALIZATION GROWTH PORTFOLIO     VALUE PORTFOLIO           MARKET PORTFOLIO
                                        ------------------------------- ------------------------  ------------------------
                                                2000         1999         2000         1999          2000         1999
                                                ----         ----         ----         ----          ----         ----
Accumulation and annuity units
  beginning of year .........................  1,453,625       4,942     2,702,871    2,009,415     2,767,916   1,342,824
Accumulation units purchased and
  transferred from other Travelers accounts..  1,870,491   1,476,850     3,379,833    1,089,138     7,981,007   5,546,827
Accumulation units redeemed and
  transferred to other Travelers accounts ...   (183,889)    (28,167)   (1,165,991)    (395,682)   (6,742,122) (4,121,735)
Annuity units ...............................          -           -             -            -             -           -
                                             ------------ -----------  ------------ ------------  ------------ -----------
Accumulation and annuity units
  end of year ...............................  3,140,227   1,453,625     4,916,713    2,702,871     4,006,801   2,767,916
                                             ============ ===========  ============ ============  ============ ===========


7. SCHEDULE OF ACCUMULATION AND ANNUITY UNITS FOR SEPARATE ACCOUNT QP FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999 (CONTINUED)






                                                  EQUITY-INCOME PORTFOLIO -   GROWTH PORTFOLIO -       HIGH INCOME PORTFOLIO -
                                                       INITIAL CLASS           INITIAL  CLASS               INITIAL CLASS
                                                 ------------------------  -------------------------  ------------------------
                                                     2000         1999         2000         1999          2000         1999
                                                     ----         ----         ----         ----          ----         ----
Accumulation and annuity units
  beginning of year .............................  3,989,626   3,375,951     6,882,420    4,728,104     1,097,152     898,692
Accumulation units purchased and
  transferred from other Travelers accounts ..... 14,925,423   1,257,433    26,318,285    3,296,725     2,653,450     365,984
Accumulation units redeemed and
  transferred to other Travelers accounts ....... (1,701,291)   (643,758)   (2,627,574)  (1,142,409)     (444,049)   (167,524)
Annuity units ...................................          -           -             -            -             -           -
                                                 ------------ -----------  ------------ ------------  ------------ -----------
Accumulation and annuity units
  end of year ................................... 17,213,758   3,989,626    30,573,131    6,882,420     3,306,553   1,097,152
                                                 ============ ===========  ============ ============  ============ ===========




                                                  ASSET MANAGER PORTFOLIO -       EMERGING MARKETS
                                                       INITIAL CLASS                 PORTFOLIO                COMBINED
                                                  -----------------------  -------------------------  ------------------------
                                                     2000         1999         2000         1999          2000         1999
                                                      ----         ----         ----         ----          ----         ----
Accumulation and annuity units
  beginning of year .............................  1,998,739   1,501,937       229,112          594   218,224,591   74,678,104
Accumulation units purchased and
  transferred from other Travelers accounts .....  9,681,780     822,231       611,722      231,966   360,166,066  183,454,309
Accumulation units redeemed and
  transferred to other Travelers accounts .......   (651,289)   (325,429)     (146,120)      (3,448)  (76,743,026) (39,905,125
Annuity units ...................................          -           -             -            -       (15,571)      (2,697)
                                                 ------------ -----------  ------------ ------------  ------------ -----------
Accumulation and annuity units
  end of year ................................... 11,029,230   1,998,739       694,714      229,112   501,632,060  218,224,591
                                                 ============ ===========  ============ ============  ============ ===========


                              Independent Auditors
                                    KPMG LLP
                             Hartford, Connecticut




















This report is prepared for the general information of contract owners and is not an offer of units of The Travelers Separate Account QP for Variable Annuities or shares of Separate Account QP's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for The Travelers Separate Account QP for Variable Annuities product(s) offered by The Travelers Insurance Company and the Prospectuses for the underlying funds, which collectively contain all pertinent information, including the applicable sales commissions.























VG - QP (Annual) (12 - 00) Printed in U.S.A

                          INDEPENDENT AUDITORS' REPORT



The Board of Directors of The Travelers Insurance Company and
Owners of Variable Annuity Contracts of The Travelers Separate Account QP for Variable Annuities:


We have audited the accompanying statement of assets and liabilities of The Travelers Separate Account QP for Variable Annuities (comprised of the sub-accounts listed in note 1) (collectively, "the Account") as of December 31, 2000, and the related statement of operations for the year then ended and the statement of changes in net assets for each of the years in the two-year period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 2000, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2000, the results of its operations for the year then ended and the changes in its net assets for each of the years in the two-year period then ended, in conformity with accounting principles generally accepted in the United States of America.




                                     /s/ KPMG LLP







Hartford, Connecticut
February 15, 2001

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholder
The Travelers Insurance Company:

We have audited the accompanying consolidated balance sheets of The Travelers Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the related consolidated statements of income, changes in retained earnings and accumulated other changes in equity from non-owner sources and cash flows for each of the years in the three-year period ended December 31, 2000. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Insurance Company and subsidiaries as of December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP
Hartford, Connecticut
January 16, 2001

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                        CONSOLIDATED STATEMENTS OF INCOME
                                 ($ in millions)




FOR THE YEAR ENDED DECEMBER 31,                             2000     1999      1998
                                                            ----     ----      ----
REVENUES
Premiums                                                  $1,966    $1,728    $1,727
Net investment income                                      2,730     2,506     2,185
Realized investment gains (losses)                           (77)      113       149
Fee income                                                   505       432       370
Other revenues                                               130        89        70
------------------------------------------------------------------------------------
   Total Revenues                                          5,254     4,868     4,501
------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                      1,752     1,505     1,462
Interest credited to contractholders                       1,038       937       876
Amortization of deferred acquisition costs                   347       315       275
General and administrative expenses                          463       519       505
------------------------------------------------------------------------------------
   Total Benefits and Expenses                             3,600     3,276     3,118
------------------------------------------------------------------------------------

Income before federal income taxes                         1,654     1,592     1,383
------------------------------------------------------------------------------------

Federal income taxes
   Current                                                   462       409       442
   Deferred                                                   89       136        39
------------------------------------------------------------------------------------
   Total Federal Income Taxes                                551       545       481
------------------------------------------------------------------------------------
Net income                                                $1,103    $1,047      $902
====================================================================================


                   See Notes to Consolidated Financial Statements.

                  THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                                 ($ in millions)



DECEMBER 31,                                                        2000      1999
-------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value
    (including $1,494 at December 31, 2000 subject
    to securities lending agreements)                              $26,812  $23,866
Equity securities, at fair value                                       592      784
Mortgage loans                                                       2,187    2,285
Real estate held for sale                                               31      236
Policy loans                                                         1,249    1,258
Short-term securities                                                2,136    1,283
Trading securities, at fair value                                    1,870    1,678
Other invested assets                                                2,356    2,098
-------------------------------------------------------------------------------------
   Total Investments                                                37,233   33,488
-------------------------------------------------------------------------------------
Cash                                                                   150       85
Investment income accrued                                              442      395
Premium balances receivable                                             97      109
Reinsurance recoverables                                             3,977    3,234
Deferred acquisition costs                                           2,989    2,688
Separate and variable accounts                                      24,006   22,199
Other assets                                                         1,399    1,333
-------------------------------------------------------------------------------------
   Total Assets                                                    $70,293  $63,531
-------------------------------------------------------------------------------------
LIABILITIES
Contractholder funds                                               $19,394  $17,567
Future policy benefits and claims                                   13,300   12,563
Separate and variable accounts                                      23,994   22,194
Deferred federal income taxes                                          284       23
Trading securities sold not yet purchased, at fair value             1,109    1,098
Other liabilities                                                    3,818    2,466
-------------------------------------------------------------------------------------
   Total Liabilities                                                61,899   55,911
-------------------------------------------------------------------------------------
SHAREHOLDER'S EQUITY
Common stock, par value $2.50; 40 million shares authorized,
  issued and outstanding                                               100      100
Additional paid-in capital                                           3,848    3,819
Retained earnings                                                    4,342    4,099
Accumulated other changes in equity from non-owner sources             104     (398)
-------------------------------------------------------------------------------------
   Total Shareholder's Equity                                        8,394    7,620
-------------------------------------------------------------------------------------
   Total Liabilities and Shareholder's Equity                      $70,293  $63,531
=====================================================================================


                   See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
     CONSOLIDATED STATEMENTS OF CHANGES IN RETAINED EARNINGS AND ACCUMULATED
                 OTHER CHANGES IN EQUITY FROM NON-OWNER SOURCES
                                 ($ in millions)



STATEMENTS OF CHANGES IN RETAINED EARNINGS           2000        1999         1998
------------------------------------------------------------------------------------
Balance, beginning of year                         $ 4,099      $ 3,602      $2,810
Net income                                           1,103        1,047         902
Dividends to parent                                    860          550         110
------------------------------------------------------------------------------------
Balance, end of year                               $ 4,342      $ 4,099      $3,602
====================================================================================

STATEMENTS OF ACCUMULATED OTHER CHANGES
IN EQUITY FROM NON-OWNER SOURCES
------------------------------------------------------------------------------------
Balance, beginning of year                         $  (398)     $   598      $  535
Unrealized gains (losses), net of tax                  502         (996)         62
Foreign currency translation, net of tax                 0            0           1
------------------------------------------------------------------------------------
Balance, end of year                               $   104      $  (398)     $  598
====================================================================================

SUMMARY OF CHANGES IN EQUITY
FROM NON-OWNER SOURCES
------------------------------------------------------------------------------------
Net Income                                         $ 1,103      $ 1,047      $  902
Other changes in equity from non-owner sources         502         (996)         63
------------------------------------------------------------------------------------
Total changes in equity from non-owner sources     $ 1,605      $    51      $  965
====================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ in millions)



FOR THE YEAR ENDED DECEMBER 31,                               2000          1999          1998
-------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
   Premiums collected                                       $  1,986      $  1,715      $  1,763
   Net investment income received                              2,489         2,365         2,021
   Other revenues received                                       865           537           419
   Benefits and claims paid                                   (1,193)       (1,094)       (1,127)
   Interest credited to contractholders                       (1,046)         (958)         (918)
   Operating expenses paid                                      (970)       (1,013)         (751)
   Income taxes paid                                            (490)         (393)         (506)
   Trading account investments purchases, net                   (143)          (80)          (38)
   Other                                                        (258)         (104)           12
-------------------------------------------------------------------------------------------------
      Net Cash Provided by Operating Activities                1,240           975           875
-------------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
   Proceeds from maturities of investments
      Fixed maturities                                         4,257         4,103         2,608
      Mortgage loans                                             380           662           722
   Proceeds from sales of investments
      Fixed maturities                                        10,840        12,562        13,390
      Equity securities                                          397           100           212
      Real estate held for sale                                  244           219            53
   Purchases of investments
      Fixed maturities                                       (17,836)      (18,129)      (18,072)
      Equity securities                                           (7)         (309)         (194)
      Mortgage loans                                            (264)         (470)         (457)
   Policy loans, net                                               9           599            15
   Short-term securities (purchases) sales, net                 (810)          316          (495)
   Other investments purchases, net                             (461)         (413)         (550)
   Securities transactions in course of settlement, net          944          (463)          192
-------------------------------------------------------------------------------------------------
   Net Cash Used in Investing Activities                      (2,307)       (1,223)       (2,576)
-------------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Contractholder fund deposits                                6,022         5,764         4,383
   Contractholder fund withdrawals                            (4,030)       (4,946)       (2,565)
   Dividends to parent company                                  (860)         (550)         (110)
-------------------------------------------------------------------------------------------------
      Net Cash Provided by Financing Activities                1,132           268         1,708
-------------------------------------------------------------------------------------------------
Net increase in cash                                              65            20             7
Cash at December 31, previous year                                85            65            58
-------------------------------------------------------------------------------------------------
Cash at December 31, current year                           $    150      $     85      $     65
=================================================================================================


                 See Notes to Consolidated Financial Statements.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Significant accounting policies used in the preparation of the accompanying financial statements follow.

   BASIS OF PRESENTATION

   The Travelers Insurance Company (TIC, together with its subsidiaries, the Company), is a wholly owned subsidiary of The Travelers Insurance Group Inc.
   (TIGI), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. The consolidated financial statements include the accounts of the Company and its insurance and non-insurance subsidiaries on a fully consolidated basis. The primary insurance entities of the Company are TIC and its subsidiaries, The Travelers Life and Annuity Company (TLAC), Primerica Life Insurance Company (Primerica Life), and its subsidiaries, Primerica Life Insurance Company of Canada, CitiLife Financial Limited (CitiLife) and National Benefit Life Insurance Company (NBL). Significant intercompany transactions and balances have been eliminated.

   The financial statements and accompanying footnotes of the Company are prepared in conformity with generally accepted accounting principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

   Certain prior year amounts have been reclassified to conform to the 2000 presentation.

   ACCOUNTING CHANGES

   ACCOUNTING FOR TRANSFERS AND SERVICING OF FINANCIAL ASSETS AND
   EXTINGUISHMENTS OF LIABILITIES

   In September 2000, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of FASB Statement No. 125" (FAS 140). Provisions of FAS 140 primarily relating to transfers of financial assets and securitizations that differ from provisions of FAS 125 are effective for transfers taking place after March 31, 2001. Special purpose entities (SPEs) used in securitizations that are currently qualifying SPEs under FAS 125 will continue to be treated as qualifying SPEs so long as they issue no new beneficial interests and accept no new asset transfers after March 31, 2001, other than transfers committed to prior to that date. Under FAS 140 qualifying SPEs are not consolidated by the transferor. It is not expected that there will be a significant effect on the Company's results of operations, financial condition or liquidity relating to a change in consolidation status for existing qualifying SPEs under FAS 140. FAS 140 also amends the accounting for collateral and requires new disclosures for collateral, securitizations, and retained interests in securitizations. These provisions are effective for financial statements for fiscal years ending after December 15, 2000. The accounting for collateral, as amended, requires
   (a) certain assets pledged as collateral to be separately reported in the consolidated balance sheet from assets not so encumbered and (b) disclosure of assets pledged as collateral that have not been reclassified and separately reported. The change in accounting for collateral did not have a significant effect on the Company's results of operations, financial condition or liquidity. See Note 4.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   ACCOUNTING FOR THE COSTS OF COMPUTER SOFTWARE DEVELOPED OR OBTAINED FOR INTERNAL USE

   During the third quarter of 1998, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants' (AcSEC) Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use" (SOP 98-1). SOP 98-1 provides guidance on accounting for the costs of computer software developed or obtained for internal use and for determining when specific costs should be capitalized or expensed. The adoption of SOP 98-1 did not have a material impact on the Company's financial condition, results of operations or liquidity.

   ACCOUNTING POLICIES

   INVESTMENTS
   Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, charged or credited directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. Also included in fixed maturities are loan-backed and structured securities, which are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual historical and projected future cash flows, which are obtained from a widely accepted securities data provider.

   Equity securities, which include common and non-redeemable preferred stocks, are classified as "available for sale" and carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

   Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. In estimating fair value, the Company uses interest rates reflecting the higher returns required in the current real estate financing market. Impaired loans were insignificant at December 31, 2000 and 1999.

   Real estate held for sale is carried at the lower of cost or fair value less estimated cost to sell. Fair value of foreclosed properties is established at the time of foreclosure by internal analysis or external appraisers, using discounted cash flow analyses and other accepted techniques. Thereafter, an allowance for losses on real estate held for sale is established if the carrying value of the property exceeds its current fair value less estimated costs to sell. There was no such allowance at December 31, 2000 and 1999.

   Policy loans are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

   Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Trading securities and related liabilities are normally held for periods less than six months. These investments are marked to market with the change recognized in net investment income during the current period.

   Other invested assets include partnership investments and real estate joint ventures accounted for on the equity method of accounting. Undistributed income is reported in net investment income. Also included in other invested assets is an investment in Citigroup Preferred Stock. See Note 14.

   Accrual of income is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

   DERIVATIVE FINANCIAL INSTRUMENTS

   The Company uses derivative financial instruments, including financial futures contracts, options, forward contracts, interest rate swaps, currency swaps and equity swaps, as a means of hedging exposure to interest rate, equity price and foreign currency risk. Hedge accounting is generally used to account for derivatives. To qualify for hedge accounting the changes in value of the derivative must be expected to substantially offset the changes in value of the hedged item. Hedges are monitored to ensure that there is a high correlation between the derivative instruments and the hedged investment. Derivatives that do not qualify for hedge accounting are marked to market with changes in market value reflected in the consolidated statement of income.

   Gains and losses arising from financial futures contracts are used to adjust the basis of hedged investments and are recognized in net investment income over the life of the investment.

   Payments to be received or made under interest rate swaps are accrued and recognized in net investment income. Swaps hedging investments are carried at fair value with unrealized gains and losses, net of taxes, charged or credited directly to shareholder's equity. Interest rate, currency options and currency swaps hedging liabilities are off-balance sheet.

   Gains and losses arising from equity index options are marked to market with changes in market value reflected in realized investment gains (losses).

   Forward contracts, interest rate options and equity swaps were not significant at December 31, 2000 and 1999. Information concerning derivative financial instruments is included in Note 12.

   INVESTMENT GAINS AND LOSSES

   Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company. The foreign exchange effects of Canadian operations are included in unrealized gains and losses.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   DEFERRED ACQUISITION COSTS

   Costs of acquiring individual life insurance and annuities, principally commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business, are deferred. Acquisition costs relating to traditional life insurance, including term insurance, are amortized in relation to anticipated premiums; universal life in relation to estimated gross profits; and annuity contracts employing a level yield method. For life insurance, a 15 to 20-year amortization period is used; for long-term care insurance, a 10 to 20-year period is used, and a seven to 20-year period is employed for annuities. Deferred acquisition costs are reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income.

   VALUE OF INSURANCE IN FORCE

   The value of insurance in force is an asset that was recorded at the time of acquisition of the Company by Citigroup's predecessor. It represents the actuarially determined present value of anticipated profits to be realized from life insurance, annuities and health contracts at the date of acquisition using the same assumptions that were used for computing related liabilities where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at interest rates ranging from 14% to 18%. Traditional life insurance and guaranteed renewable health policies are amortized in relation to anticipated premiums; universal life is amortized in relation to estimated gross profits; and annuity contracts are amortized employing a level yield method. The value of insurance in force, which is included in other assets, is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. The carrying value at December 31, 2000 and 1999 was $170 million and $215 million, respectively.

   SEPARATE AND VARIABLE ACCOUNTS

   Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at market value. Certain other separate accounts provide guaranteed levels of return or benefits and the assets of these accounts are primarily carried at market value. Amounts assessed to the contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

   GOODWILL

   Goodwill, which is included in other assets, represents the cost of acquired businesses in excess of net assets and is being amortized on a straight-line basis principally over a 40-year period. The carrying amount of $294 million and $404 million at December 31, 2000 and 1999, respectively, is regularly reviewed for indication of impairment in value that in the view of management would be other than temporary. If it is determined that goodwill is unlikely to be recovered, impairment is recognized on a discounted cash flow basis.

   CONTRACTHOLDER FUNDS

   Contractholder funds represent receipts from the issuance of universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts. Contractholder fund balances are increased by

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   such receipts and credited interest and reduced by withdrawals, mortality charges and administrative expenses charged to the contractholders. Interest rates credited to contractholder funds range from 3.5% to 10.0%.

   FUTURE POLICY BENEFITS

   Future policy benefits represent liabilities for future insurance policy benefits. Benefit reserves for life insurance and annuities have been computed based upon mortality, morbidity, persistency and interest assumptions applicable to these coverages, which range from 2.5% to 8.1%, including adverse deviation. These assumptions consider Company experience and industry standards. The assumptions vary by plan, age at issue, year of issue and duration. Appropriate recognition has been given to experience rating and reinsurance.

   OTHER LIABILITIES

   Included in Other Liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premium written or received in one or more years prior to an insolvency occurring in the industry. Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2000 and 1999, the Company had a liability of $22.5 million and $21.9 million, respectively, for guaranty fund assessments and a related premium tax offset recoverable of $3.4 million and $4.7 million, respectively. The assessments are expected to be paid over a period of three to five years and the premium tax offsets are expected to be realized over a period of 10 to 15 years.

   PERMITTED STATUTORY ACCOUNTING PRACTICES

   The Company's insurance subsidiaries, domiciled principally in Connecticut and Massachusetts, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of the states of domicile. Prescribed statutory accounting practices include certain publications of the National Association of Insurance Commissioners
   (NAIC) as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The impact of presently permitted accounting practices on statutory surplus of the Company is not material.

   The NAIC recently completed a process intended to codify statutory accounting practices for certain insurance enterprises. As a result of this process, the NAIC will issue a revised statutory Accounting Practices and Procedures Manual - version effective January 1, 2001 (the revised Manual) that will be effective for years beginning January 1, 2001. The State of Connecticut will require that, effective January 1, 2001, insurance companies domiciled in Connecticut prepare their statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by the Connecticut insurance commissioner. Massachusetts and other states have addressed compliance with the revised Manual in a similar manner. The Company has estimated that the impact of this change on statutory capital and surplus will not be significant.

   PREMIUMS

   Premiums are recognized as revenues when due. Reserves are established for the portion of premiums that will be earned in future periods and for deferred profits on limited-payment policies that are being recognized in income over the policy term.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



   OTHER REVENUES

   Other revenues include management fees for variable annuity separate accounts; surrender, mortality and administrative charges and fees earned on investment, universal life and other insurance contracts; and revenues of non-insurance subsidiaries.

   CURRENT AND FUTURE INSURANCE BENEFITS

   Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life, term life and health insurance benefits.

   INTEREST CREDITED TO CONTRACTHOLDERS

   Interest credited to contractholders represents amounts earned by universal life, corporate owned life insurance, pension investment and certain deferred annuity contracts in accordance with contract provisions.

   FEDERAL INCOME TAXES

   The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

   STOCK-BASED COMPENSATION

   The Company accounts for the stock-based compensation plans using the accounting method prescribed by Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees," (APB 25) and has included in the notes to consolidated financial statements the pro forma disclosures required by Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" (FAS 123). See note 14. The Company accounts for its stock-based non-employee compensation plans at fair value.

   FUTURE APPLICATION OF ACCOUNTING STANDARDS

   In June 1998, the FASB issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" (FAS
   133). In June 1999, the FASB issued Statement of Financial Standards No. 137, "Deferral of the Effective Date of FASB Statement No. 133" (FAS 137), which allows entities that have not yet adopted FAS 133 to defer its effective date to all fiscal quarters of all fiscal years beginning after June 15, 2000. In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities, an amendment of FASB Statement No. 133," which amends the accounting and reporting standards of FAS 133. FAS 133 establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts (collectively referred to as derivatives), and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the consolidated balance sheet and measure those instruments at fair value. If certain conditions are met, a derivative may be specifically designated as (a) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, (b) a hedge of the exposure to variable cash flows of a recognized asset or liability or of a forecasted transaction, or (c) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security, or a foreign-currency-denominated forecasted transaction. The accounting for

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



   changes in the fair value of a derivative (that is, gains and losses) depends on the intended use of the derivative and the resulting designation. Upon initial application of FAS 133, hedging relationships must be designated anew and documented pursuant to the provisions of this statement. The Company adopted the deferral provisions of FAS 137, effective January 1, 2000. The Company will adopt FAS 133, as amended, as of January 1, 2001.

   The Company has determined that the cumulative effect of FAS 133, as amended, will not be significant. The Company does, however, anticipate a significant and continuing increase in the complexity of the accounting and the recordkeeping requirements for hedging activities and for insurance-related contracts and may make changes to its risk management strategies. The Company does not expect that FAS 133, as amended, will have a significant impact on its results of operations, financial condition or liquidity in future periods.


2. BUSINESS DISPOSITION

   Effective July 1, 2000, the Company sold 90% of its individual long-term care insurance business to General Electric Capital Assurance Company and its subsidiary in the form of indemnity reinsurance arrangements. The proceeds were $410 million, resulting in a deferred gain of approximately $150 million after-tax. The deferred gain will be amortized in relation to anticipated premiums. Earned premiums were $138 million, $230 million and $200 million in 2000, 1999 and 1998, respectively.

3. OPERATING SEGMENTS

   The Company has two reportable business segments that are separately managed due to differences in products, services, marketing strategy and resource management. The business of each segment is maintained and reported through separate legal entities within the Company. The management groups of each segment report separately to the common ultimate parent, Citigroup Inc.

   The TRAVELERS LIFE & ANNUITY business segment consolidates primarily the business of TIC and TLAC. Travelers Life & Annuity core offerings include individual annuity, group annuity, individual life and corporate owned life insurance (COLI) insurance products distributed by TIC and TLAC under the Travelers name. Among the range of individual products offered are fixed and variable deferred annuities, payout annuities and term, universal and variable life insurance. The COLI product is a variable universal life product distributed through independent specialty brokers. The group products include institutional pensions, including guaranteed investment contracts, payout annuities, group annuities to employer-sponsored retirement and savings plans and structured finance transactions.

   The PRIMERICA LIFE INSURANCE business segment consolidates primarily the business of Primerica Life, Primerica Life Insurance Company of Canada, CitiLife and NBL. The Primerica Life Insurance business segment offers individual life products, primarily term insurance, to customers through a nationwide sales force of approximately 87,000 full and part-time licensed Personal Financial Analysts.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The accounting policies of the segments are the same as those described in the summary of significant accounting policies (see Note 1), except that management also includes receipts on long-duration contracts (universal life-type and investment contracts) as deposits along with premiums in measuring business volume. The amount of investments in equity method investees and total expenditures for additions to long-lived assets other than financial instruments, long-term customer relationships of a financial institution, mortgage and other servicing rights, and deferred tax assets, were not material.

   BUSINESS SEGMENT INFORMATION:

   ----------------------------------------------------------------------------------------------------------
                                                            TRAVELERS LIFE      PRIMERICA LIFE
    2000 ($ in millions)                                      & ANNUITY            INSURANCE           TOTAL
   ----------------------------------------------------------------------------------------------------------
    Business Volume:
       Premiums                                                $   860              $1,106          $ 1,966
       Deposits                                                 11,536                  --           11,536
                                                               -------              ------          -------
    Total business volume                                      $12,396              $1,106          $13,502
    Net investment income                                        2,450                 280            2,730
    Interest credited to contractholders                         1,038                  --            1,038
    Amortization of deferred acquisition costs                     166                 181              347
    Total expenditures for deferred acquisition costs              376                 272              648
    Federal income taxes on Operating Income                       381                 197              578
    Operating Income (excludes realized gains or
        losses and the related FIT)                            $   777              $  376          $ 1,153
    Segment Assets                                             $62,771              $7,522          $70,293
   ----------------------------------------------------------------------------------------------------------


    ---------------------------------------------------------------------------------------------------------
                                                            TRAVELERS LIFE     PRIMERICA LIFE
    1999 ($ in millions)                                      & ANNUITY          INSURANCE            TOTAL
    ---------------------------------------------------------------------------------------------------------
    Business Volume:
       Premiums                                                $   656             $1,072             $ 1,728
       Deposits                                                 10,639                 --              10,639
                                                               -------             ------             -------
    Total business volume                                      $11,295             $1,072             $12,367
    Net investment income                                        2,249                257               2,506
    Interest credited to contractholders                           937                 --                 937
    Amortization of deferred acquisition costs                     127                188                 315
    Total expenditures for deferred acquisition costs              430                256                 686
    Federal income taxes on Operating Income                       319                186                 505
    Operating Income (excludes realized gains or
       losses and the related FIT)                             $   619             $  355             $   974
    Segment Assets                                             $56,615             $6,916             $63,531
    ---------------------------------------------------------------------------------------------------------

                    THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   -----------------------------------------------------------------------------------------------------
                                                           TRAVELERS LIFE  PRIMERICA LIFE
   1998 ($ in millions)                                       & ANNUITY       INSURANCE          TOTAL
   -----------------------------------------------------------------------------------------------------
    Business Volume:
       Premiums                                                $   670          $1,057          $ 1,727
       Deposits                                                  7,437              --            7,437
                                                               -------          ------          -------
    Total business volume                                      $ 8,107          $1,057          $ 9,164
    Net investment income                                        1,965             220            2,185
    Interest credited to contractholders                           876              --              876
    Amortization of deferred acquisition costs                      88             187              275
    Total expenditures for deferred acquisition costs              319             247              566
    Federal income taxes on Operating Income                       260             170              430
    Operating Income (excludes realized gains or
       losses and the related FIT)                             $   493          $  312          $   805
    Segment Assets                                             $49,646          $6,902          $56,548
   -----------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


    -------------------------------------------------------------------------------------------
    BUSINESS SEGMENT RECONCILIATION:
    ($ in millions)
    -------------------------------------------------------------------------------------------

    REVENUES                                            2000            1999             1998
    -------------------------------------------------------------------------------------------
    Total business volume                             $ 13,502        $ 12,367        $  9,164
    Net investment income                                2,730           2,506           2,185
    Realized investment gains (losses)                     (77)            113             149
    Other revenues, including fee income                   635             521             440
    Elimination of deposits                            (11,536)        (10,639)         (7,437)
    -------------------------------------------------------------------------------------------
        Total revenues                                $  5,254        $  4,868        $  4,501
    ===========================================================================================

    OPERATING INCOME                                    2000            1999             1998
    -------------------------------------------------------------------------------------------
    Total operating income of business segments       $  1,153        $    974        $    805
    Realized investment gains (losses), net of tax         (50)             73              97
    -------------------------------------------------------------------------------------------
        Income from continuing operations             $  1,103        $  1,047        $    902
    ===========================================================================================

    ASSETS                                              2000            1999             1998
    -------------------------------------------------------------------------------------------
    Total assets of business segments                 $ 70,293        $ 63,531        $ 56,548
    ===========================================================================================

    BUSINESS VOLUME AND REVENUES                          2000            1999            1998
    -------------------------------------------------------------------------------------------
    Individual Annuities                              $  7,101        $  5,816        $  4,326
    Group Annuities                                      6,563           6,572           4,942
    Individual Life and Health Insurance                 2,445           2,424           2,257
    Other (a)                                              681             695             413
    Elimination of deposits                            (11,536)        (10,639)         (7,437)
    -------------------------------------------------------------------------------------------
        Total Revenue                                 $  5,254        $  4,868        $  4,501
    ===========================================================================================

   (a) Other represents revenue attributable to unallocated capital and run-off businesses.


   The Company's revenue was derived almost entirely from U.S. domestic business. Revenue attributable to foreign countries was insignificant.

   The Company had no transactions with a single customer representing 10% or more of its revenue.

                  THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


4. INVESTMENTS

   FIXED MATURITIES

   The amortized cost and fair value of investments in fixed maturities were as follows:

      -----------------------------------------------------------------------------------------------------------
                                                                          GROSS          GROSS
      DECEMBER 31, 2000                                  AMORTIZED      UNREALIZED     UNREALIZED        FAIR
      ($ in millions)                                       COST           GAINS         LOSSES         VALUE
      -----------------------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
         Mortgage-backed securities -
         CMOs and pass-through securities                 $ 5,492          $169          $ 34          $ 5,627
         U.S. Treasury securities and obligations
         of U.S. Government and government
         agencies and authorities                           1,141            71             5            1,207
         Obligations of states, municipalities
         and political subdivisions                           168            14             1              181
         Debt securities issued by foreign
         governments                                          761            18            14              765
         All other corporate bonds                         14,575           269           253           14,591
         Other debt securities                              4,217            87            59            4,245
         Redeemable preferred stock                           201            14            19              196
      -----------------------------------------------------------------------------------------------------------
            Total Available For Sale                      $26,555          $642          $385          $26,812
      -----------------------------------------------------------------------------------------------------------

                                                                             GROSS        GROSS
      DECEMBER 31, 1999                                    AMORTIZED      UNREALIZED    UNREALIZED        FAIR
      ($ in millions)                                        COST            GAINS        LOSSES          VALUE
      -----------------------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
         Mortgage-backed securities -
         CMOs and pass-through securities                   $ 5,081          $ 22          $224          $ 4,879
         U.S. Treasury securities and obligations
         of U.S. Government and government
         agencies and authorities                             1,032            14            53              993
         Obligations of states, municipalities and
         political subdivisions                                 214            --            31              183
         Debt securities issued by foreign
         governments                                            811            35            10              836
         All other corporate bonds                           13,938            69           384           13,623
         Other debt securities                                3,319            30            99            3,250
         Redeemable preferred stock                             105             4             7              102
      -----------------------------------------------------------------------------------------------------------
            Total Available For Sale                        $24,500          $174          $808          $23,866
      -----------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Proceeds from sales of fixed maturities classified as available for sale were $10.8 billion, $12.6 billion and $13.4 billion in 2000, 1999 and 1998, respectively. Gross gains of $213 million, $200 million and $314 million and gross losses of $432 million, $223 million and $203 million in 2000, 1999 and 1998, respectively, were realized on those sales.

   Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which a quoted market price or dealer quote are not available amounted to $4.8 billion at December 31, 2000 and 1999.

   The amortized cost and fair value of fixed maturities at December 31, 2000, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      --------------------------------------------------------------------------
                                                    AMORTIZED
      ($ in millions)                                  COST          FAIR VALUE
      --------------------------------------------------------------------------
      MATURITY:
         Due in one year or less                     $ 1,556          $ 1,545
         Due after 1 year through 5 years              7,789            7,839
         Due after 5 years through 10 years            5,606            5,640
         Due after 10 years                            6,112            6,161
                                                     ------------------------
                                                      21,063           21,185
                                                     ------------------------
         Mortgage-backed securities                    5,492            5,627
      --------------------------------------------------------------------------
            Total Maturity                           $26,555          $26,812
      --------------------------------------------------------------------------


   The Company makes investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class (PAC) tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if a careful assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

   At December 31, 2000 and 1999, the Company held CMOs classified as available for sale with a fair value of $4.4 billion and $3.8 billion, respectively. Approximately 49% and 52%, respectively, of the Company's CMO holdings are fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2000 and 1999. In addition, the Company held $1.1 billion of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2000 and 1999. Virtually all of these securities are rated AAA.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and reinvests it in a short-term investment pool. See Note 14. The loaned securities remain a recorded asset of the Company, however, the Company records a liability for the amount of the collateral held, representing its obligation to return the collateral related to these loaned securities, and reports that liability as part of other liabilities in the consolidated balance sheet. At December 31, 2000 and 1999, the Company held collateral of $1.5 billion and $561.1 million, respectively.

   EQUITY SECURITIES

   The cost and fair values of investments in equity securities were as follows:

      ------------------------------------------------------------------------------------------
                                                              GROSS          GROSS
      EQUITY SECURITIES:                                    UNREALIZED     UNREALIZED     FAIR
      ($ in millions)                             COST         GAINS         LOSSES       VALUE
      ------------------------------------------------------------------------------------------
      DECEMBER 31, 2000
         Common stocks                            $139          $ 11          $25          $125
         Non-redeemable preferred stocks           492             7           32           467
      ------------------------------------------------------------------------------------------
            Total Equity Securities               $631          $ 18          $57          $592
      ------------------------------------------------------------------------------------------

      DECEMBER 31, 1999
         Common stocks                            $195          $123          $ 4          $314
         Non-redeemable preferred stocks           496            15           41           470
      ------------------------------------------------------------------------------------------
            Total Equity Securities               $691          $138          $45          $784
      ------------------------------------------------------------------------------------------

   Proceeds from sales of equity securities were $397 million, $100 million and $212 million in 2000, 1999 and 1998, respectively. Gross gains of $107 million, $15 million and $30 million and gross losses of $16 million, $8 million and $24 million in 2000, 1999 and 1998, respectively, were realized on those sales.

   MORTGAGE LOANS AND REAL ESTATE HELD FOR SALE

   At December 31, 2000 and 1999, the Company's mortgage loan and real estate held for sale portfolios consisted of the following:

      --------------------------------------------------------------------------------------
      ($ in millions)                                                 2000            1999
      --------------------------------------------------------------------------------------
      Current Mortgage Loans                                         $2,144          $2,228
      Underperforming Mortgage Loans                                     43              57
                                                                     ----------------------
         Total Mortgage Loans                                         2,187           2,285
                                                                     ----------------------

      Real Estate Held For Sale - Foreclosed                             18             223
      Real Estate Held For Sale - Investment                             13              13
      --------------------------------------------------------------------------------------
         Total Real Estate                                               31             236
      --------------------------------------------------------------------------------------
         Total Mortgage Loans and Real Estate Held for Sale          $2,218          $2,521
      ======================================================================================

   Underperforming mortgage loans include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



   Aggregate annual maturities on mortgage loans at December 31, 2000 are as follows:

      ---------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ in millions)
      ---------------------------------------------
      Past Maturity                         $   32
      2001                                     259
      2002                                     152
      2003                                     172
      2004                                     167
      2005                                     124
      Thereafter                             1,281
      ---------------------------------------------
         Total                              $2,187
      ---------------------------------------------

   TRADING SECURITIES

   Trading securities of the Company are held in Tribeca Investments LLC. See
   Note 12.

      -------------------------------------------------------------------------
      ($ in millions)                                     2000           1999
      -------------------------------------------------------------------------
      TRADING SECURITIES OWNED

      Convertible bond arbitrage                         $1,474          $1,045
      Merger arbitrage                                      309             421
      Other                                                  87             212
      -------------------------------------------------------------------------
         Total                                           $1,870          $1,678
      -------------------------------------------------------------------------

      TRADING SECURITIES SOLD NOT YET PURCHASED

      Convertible bond arbitrage                         $  845          $  799
      Merger arbitrage                                      205             299
      Other                                                  59              --
      -------------------------------------------------------------------------
         Total                                           $1,109          $1,098
      -------------------------------------------------------------------------

   The Company's trading portfolio investments and related liabilities are normally held for periods less than six months. Therefore, expected future cash flows for these assets and liabilities are expected to be realized in less than one year.

   OTHER INVESTED ASSETS

   Other invested assets are composed of the following:

      ------------------------------------------------------------------------
      ($ in millions)                                    2000           1999
      ------------------------------------------------------------------------
      Investment in Citigroup preferred stock          $  987          $  987
      Partnership investments                             807             592
      Real estate joint ventures                          535             502
      Other                                                27              17
      ------------------------------------------------------------------------
      Total                                            $2,356          $2,098
      ------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   CONCENTRATIONS

   At December 31, 2000 and 1999, the Company had an investment in Citigroup Preferred Stock of $987 million. See Note 14.

   The Company maintains a short-term investment pool for its insurance affiliates in which the Company also participates. See Note 14.

   The Company had concentrations of investments, primarily fixed maturities at fair value, in the following industries:

      --------------------------------------------------
      ($ in millions)                  2000      1999
      --------------------------------------------------
      Electric Utilities              $2,244    $1,653
      Banking                          2,078     1,906
      Finance                          1,836     1,571
      --------------------------------------------------

   The Company held investments in foreign banks in the amount of $1,082 million and $1,012 million at December 31, 2000 and 1999, respectively, which are included in the table above. Below investment grade assets included in the preceding table were not significant.

   Included in fixed maturities are below investment grade assets totaling $2.0 billion and $2.2 billion at December 31, 2000 and 1999, respectively. The Company defines its below investment grade assets as those securities rated "Ba1" or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade.

   Mortgage loan investments are relatively evenly dispersed throughout the United States, with no significant holdings in any one state. Also, there is no significant mortgage loan investment in a particular property type.

   The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

   NON-INCOME PRODUCING INVESTMENTS

   Investments included in the consolidated balance sheets that were non-income producing for the preceding 12 months were insignificant.

   RESTRUCTURED INVESTMENTS

   The Company had mortgage loans and debt securities that were restructured at below market terms at December 31, 2000 and 1999. The balances of the restructured investments were insignificant. The new terms typically defer a portion of contract interest payments to varying future periods. The accrual of interest is suspended on all restructured assets, and interest income is reported only as payment is received. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such loans was insignificant in 2000 and in 1999. Interest on these assets, included in net investment income, was also insignificant in 2000 and 1999.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)

   NET INVESTMENT INCOME

      ---------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,             2000      1999       1998
      ($ in millions)
      ---------------------------------------------------------------------
      GROSS INVESTMENT INCOME
         Fixed maturities                      $2,061    $1,806     $1,598
         Mortgage loans                           223       235        295
         Trading                                  208       141         43
         Joint ventures and partnerships          150       141         74
         Other, including policy loans            237       287        240
      ---------------------------------------------------------------------
      Total Gross Investment Income             2,879     2,610      2,250
      ---------------------------------------------------------------------
      Investment expenses                         149       104         65
      ---------------------------------------------------------------------
      Net Investment Income                    $2,730    $2,506     $2,185
      ---------------------------------------------------------------------

   REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

   Net realized investment gains (losses) for the periods were as follows:

      ---------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,             2000      1999       1998
      ($ in millions)
      ---------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
         Fixed maturities                      $(219)       $(23)     $111
         Equity securities                        91           7         6
         Mortgage loans                           27          29        21
         Real estate held for sale                25         108        16
         Other                                    (1)         (8)       (5)
      ---------------------------------------------------------------------
                Total Realized Investment
                  Gains (Losses)               $ (77)       $113      $149
      ---------------------------------------------------------------------

   Changes in net unrealized investment gains (losses) that are reported as accumulated other changes in equity from non-owner sources or unrealized gains on Citigroup stock in shareholder's equity were as follows:

      ---------------------------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                             2000             1999             1998
      ($ in millions)
      ---------------------------------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
         Fixed maturities                                        $ 891           $(1,554)          $    91
         Equity securities                                        (132)               49                13
         Other                                                      14               (30)             (169)
      ---------------------------------------------------------------------------------------------------
            Total Unrealized Investment Gains (Losses)             773            (1,535)              (65)
      ---------------------------------------------------------------------------------------------------

         Related taxes                                             271              (539)              (20)
      ---------------------------------------------------------------------------------------------------
         Change in unrealized investment gains (losses)            502              (996)              (45)
         Transferred to paid in capital, net of tax                 --                --              (585)
         Balance beginning of year                                (398)              598             1,228
      ---------------------------------------------------------------------------------------------------
            Balance End of Year                                  $ 104           $  (398)          $   598
      ---------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   In 1998 Citigroup common stock owned by the Company was converted to Citigroup preferred stock. The balance of unrealized appreciation on the common stock was transferred to additional paid in capital.

   Included in Other in 1998 is the unrealized loss on Citigroup common stock of $167 million prior to the conversion to preferred stock.


5. REINSURANCE

   The Company participates in reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

   Since 1997 universal life business has been reinsured under an 80%/20% quota share reinsurance program and term life business has been reinsured under a 90%/10% quota share reinsurance program. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million. For other plans of insurance, it is the policy of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification. Generally, the maximum retention on an ordinary life risk is $2.5 million. Total in-force business ceded under reinsurance contracts is $252.5 billion and $222.5 billion at December 31, 2000 and 1999.

   The Company writes workers' compensation business through its Accident Department. This business is ceded 100% to an affiliate, The Travelers Indemnity Company.

   A summary of reinsurance financial data reflected within the consolidated statements of income and balance sheets is presented below ($ in millions):

      WRITTEN PREMIUMS                          2000      1999       1998
     ----------------------------------------------------------------------
      Direct                                   $2,634    $2,274     $2,310
      Assumed from:
         Non-affiliated companies                  --        --         --
      Ceded to:
         Affiliated companies                   (195)     (206)      (242)
         Non-affiliated companies               (465)     (322)      (317)
     ----------------------------------------------------------------------
      Total Net Written Premiums               $1,974    $1,746     $1,751
     ======================================================================

      EARNED PREMIUMS                           2000      1999       1998
     ----------------------------------------------------------------------
      Direct                                   $2,644    $2,248     $2,286
      Assumed from:
         Non-affiliated companies                  --        --         --
      Ceded to:
         Affiliated companies                   (216)     (193)      (251)
         Non-affiliated companies               (462)     (327)      (308)
     ----------------------------------------------------------------------
      Total Net Earned Premiums                $1,966    $1,728     $1,727
     ======================================================================

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   Reinsurance recoverables at December 31, 2000 and 1999 include amounts recoverable on unpaid and paid losses and were as follows ($ in millions):

      REINSURANCE RECOVERABLES                  2000      1999
     -----------------------------------------------------------
      Life and Accident and Health Business:
         Non-affiliated companies              $2,024    $1,221
      Property-Casualty Business:
         Affiliated companies                   1,953     2,013
     -----------------------------------------------------------
      Total Reinsurance Recoverables           $3,977    $3,234
     ===========================================================

   Reinsurance recoverables include $820 million from General Electric Capital Assurance Company at December 31, 2000, related to the July 1, 2000 indemnity reinsurance transaction. Reinsurance recoverables also include $539 million and $569 million, from The Metropolitan Life Insurance Company as of December 31, 2000 and 1999, respectively.

6. DEPOSIT FUNDS AND RESERVES

   At December 31, 2000 and 1999, the Company had $29.7 billion and $27.0 billion of life and annuity deposit funds and reserves, respectively. Of that total, $16.4 billion and $13.8 billion is not subject to discretionary withdrawal based on contract terms. The remaining $13.3 billion and $13.2 billion is for life and annuity products that are subject to discretionary withdrawal by the contractholder. Included in the amounts that are subject to discretionary withdrawal is $2.9 billion and $2.1 billion of liabilities that are surrenderable with market value adjustments. Also included are an additional $4.9 billion and $4.9 billion of life insurance and individual annuity liabilities which are subject to discretionary withdrawals, and have an average surrender charge of 4.5% and 4.6%. In the payout phase, these funds are credited at significantly reduced interest rates. The remaining $5.5 billion and $6.2 billion of liabilities are surrenderable without charge. More than 10.5% and 12.7% of these relate to individual life products for 2000 and 1999, respectively. These risks would have to be underwritten again if transferred to another carrier, which is considered a significant deterrent against withdrawal by long-term policyholders. Insurance liabilities that are surrendered or withdrawn are reduced by outstanding policy loans and related accrued interest prior to payout.


7. COMMERCIAL PAPER AND LINES OF CREDIT

   TIC has issued commercial paper directly to investors in prior years. No commercial paper was outstanding at December 31, 2000 or December 31, 1999. TIC must maintain bank lines of credit at least equal to the amount of the outstanding commercial paper. Citigroup and TIC have an agreement with a syndicate of banks to provide $1.0 billion of revolving credit, to be allocated to Citigroup or TIC. TIC's participation in this agreement is limited to $250 million. The agreement consists of a five-year revolving credit facility that expires in June 2001. At December 31, 2000 and 1999, no credit under this agreement was allocated to TIC. Under this facility TIC is required to maintain certain minimum equity and risk-based capital levels. At December 31, 2000, the Company was in compliance with these provisions. If TIC had borrowings outstanding on this facility, the interest rate would be based upon LIBOR plus a contractually negotiated margin.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


8. FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE

      ($ in millions)
      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,             2000            1999            1998
      ----------------------------------------------------------------------------------
      Income Before Federal Income Taxes        $ 1,654         $ 1,592         $ 1,383
      Statutory Tax Rate                             35%             35%             35%
      ----------------------------------------------------------------------------------
      Expected Federal Income Taxes                 579             557             484
      Tax Effect of:
         Non-taxable investment income              (19)            (19)             (5)
         Other, net                                  (9)              7               2
      ----------------------------------------------------------------------------------
      Federal Income Taxes                      $   551         $   545         $   481
      ==================================================================================
      Effective Tax Rate                             33%             34%             35%
      ----------------------------------------------------------------------------------

      COMPOSITION OF FEDERAL INCOME TAXES
      Current:
         United States                          $   429         $   377         $   418
         Foreign                                     33              32              24
      ----------------------------------------------------------------------------------
         Total                                      462             409             442
      ----------------------------------------------------------------------------------
      Deferred:
         United States                               96             143              40
         Foreign                                     (7)             (7)             (1)
      ----------------------------------------------------------------------------------
         Total                                       89             136              39
      ----------------------------------------------------------------------------------
      Federal Income Taxes                      $   551         $   545         $   481
      ==================================================================================

   Additional tax benefits attributable to employee stock plans allocated directly to shareholder's equity for the years ended December 31, 2000, 1999 and 1998 were $24 million, $17 million and $17 million, respectively.

                  THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                     NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


   The net deferred tax liabilities at December 31, 2000 and 1999 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ------------------------------------------------------------------------------------------
      ($ in millions)                                                       2000          1999
      ------------------------------------------------------------------------------------------
      Deferred Tax Assets:
         Benefit, reinsurance and other reserves                          $   667        $ 645
         Operating lease reserves                                              66           70
         Investments, net                                                      --           11
         Other employee benefits                                              102          106
         Other                                                                139          142
      ------------------------------------------------------------------------------------------
            Total                                                             974          974
      ------------------------------------------------------------------------------------------

      Deferred Tax Liabilities:
         Deferred acquisition costs and value of insurance in force          (843)        (773)
         Investments, net                                                    (308)          --
         Other                                                               (107)        (124)
      ------------------------------------------------------------------------------------------
            Total                                                          (1,258)        (897)
      ------------------------------------------------------------------------------------------
      Net Deferred Tax (Liability) Asset Before Valuation Allowance          (284)          77
      Valuation Allowance for Deferred Tax Assets                               0         (100)
      ------------------------------------------------------------------------------------------
      Net Deferred Tax Liability After Valuation Allowance                $  (284)       $ (23)
      ------------------------------------------------------------------------------------------

   The Company and its life insurance subsidiaries file a consolidated federal income tax return. Federal income taxes are allocated to each member of the consolidated group on a separate return basis adjusted for credits and other amounts required by the consolidation process. Any resulting liability will be paid currently to the Company. Any credits for losses will be paid by the Company to the extent that such credits are for tax benefits that have been utilized in the consolidated federal income tax return.

   The elimination of the valuation allowance for deferred tax assets in 2000 resulted from an analysis of the availability of capital gains to offset capital losses. In management's opinion, there will be adequate capital gains to make realization of existing capital losses more likely than not. The reduction in the valuation allowance was recognized by reducing goodwill.

   At December 31, 2000, the Company had no ordinary or capital loss carryforwards.

   The policyholders surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $932 million. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. Distributions are not currently contemplated from this account. At current rates the maximum amount of such tax would be approximately $326 million.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


9. SHAREHOLDER'S EQUITY

   Shareholder's Equity and Dividend Availability

   The Company's statutory net income, which includes the statutory net income of all insurance subsidiaries, was $981 million, $890 million and $702 million for the years ended December 31, 2000, 1999 and 1998, respectively.

   The Company's statutory capital and surplus was $5.16 billion and $5.03 billion at December 31, 2000 and 1999, respectively.

   Effective January 1, 2001, the Company will prepare its statutory basis financial statements in accordance with the revised Manual subject to any deviations prescribed or permitted by its domicilary insurance commissioners (see Note 1, Summary of Significant Accounting Policies, Permitted Statutory Accounting Practices). The Company has estimated that the impact of this change on statutory capital and surplus will not be significant.

   The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. A maximum of $984 million is available by the end of the year 2001 for such dividends without prior approval of the Connecticut Insurance Department. In addition, under a revolving credit facility, the Company is required to maintain certain minimum equity and risk-based capital levels. The Company was in compliance with these covenants at December 31, 2000 and 1999. The Company paid dividends of $860 million, $550 million and $110 million in 2000, 1999 and 1998, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)



9.   SHAREHOLDER'S EQUITY (CONTINUED)

Accumulated Other Changes in Equity from Non-Owner Sources, Net of Tax
--------------------------------------------------------------------------------

Changes in each component of Accumulated Other Changes in Equity from Non-Owner Sources were as follows:
--------------------------------------------------------------------------------

                                                              NET UNREALIZED       FOREIGN            ACCUMULATED OTHER
                                                              GAIN (LOSS) ON       CURRENCY           CHANGES IN EQUITY
                                                              INVESTMENT           TRANSLATION        FROM  NON-OWNER
($ in millions)                                               SECURITIES           ADJUSTMENTS        SOURCES
------------------------------------------------------------------------------------------------------------------------------------

BALANCE, JANUARY 1, 1998                                             $545                $(10)                  $535
Unrealized gains on investment securities,
     Net of tax of $85                                                159                   -                    159
Less: reclassification adjustment for gains
     Included in net income, net of tax of $52                         97                   -                     97
Foreign currency translation adjustment,
     Net of tax of $2                                                   -                   1                      1
------------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                  62                   1                     63
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1998                                            607                  (9)                   598
Unrealized losses on investment securities,
     Net of tax of $497                                              (923)                  -                   (923)
Less: reclassification adjustment for gains
     Included in net income, net of tax of $40                         73                   -                     73
------------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                (996)                  -                    (996)
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 1999                                           (389)                 (9)                   (398)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain on investment securities,
     Net of tax of $297                                               551                   -                     551
Less: reclassification adjustment for losses
     Included in net income, net of tax of $(27)                      (50)                  -                     (50)
Foreign currency translation adjustment,
     Net of tax of $1                                                   -                   1                       1
------------------------------------------------------------------------------------------------------------------------------------
CURRENT PERIOD CHANGE                                                 501                   1                     502
------------------------------------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2000                                            112                  (8)                    104
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


10.  BENEFIT PLANS

     Pension and Other Postretirement Benefits
     -----------------------------------------

     The Company participates in a qualified, noncontributory defined benefit pension plan sponsored by Citigroup. In addition, the Company provides certain other postretirement benefits to retired employees through a plan sponsored by TIGI. The Company's share of net expense for the qualified pension and other postretirement benefit plans was not significant for 2000, 1999 and 1998.

     401(k) Savings Plan
     -------------------

     Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2000, 1999 and 1998.


11.  LEASES

     Most leasing functions for TIGI and its subsidiaries are administered by Travelers Property Casualty Corp. (TPC). Rent expense related to all leases is shared by the companies on a cost allocation method based generally on estimated usage by department. Net rent expense was $26 million, $30 million, and $24 million in 2000, 1999 and 1998, respectively.

--------------------------------------------------------------------------------
        YEAR ENDING DECEMBER 31,                              MINIMUM OPERATING
        ($ in millions)                                        RENTAL PAYMENTS
--------------------------------------------------------------------------------

        2001                                                       $49
        2002                                                        48
        2003                                                        47
        2004                                                        43
        2005                                                        41
        Thereafter                                                 283
--------------------------------------------------------------------------------
        Total Rental Payments                                     $511
--------------------------------------------------------------------------------


     Future sublease rental income of approximately $90 million will partially offset these commitments. Also, the Company will be reimbursed for 50% of the rental expense for a particular lease totaling $182 million, by an affiliate. Minimum future capital lease payments are not significant.

     The Company is reimbursed for use of furniture and equipment through cost sharing agreements by its affiliates.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


12.  DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

     Derivative Financial Instruments
     --------------------------------

     The Company uses derivative financial instruments, including financial futures, interest rate swaps, currency swaps, equity swaps, options and forward contracts as a means of hedging exposure to interest rate, equity price, and foreign currency risk on anticipated transactions or existing assets and liabilities. The Company, through Tribeca Investments LLC, a subsidiary that is a broker/dealer, holds and issues derivative instruments for trading purposes. All of these derivative financial instruments have off-balance sheet risk. Financial instruments with off-balance sheet risk involve, to varying degrees, elements of credit and market risk in excess of the amount recognized in the balance sheet. The contract or notional amounts of these instruments reflect the extent of involvement the Company has in a particular class of financial instrument. However, the maximum loss of cash flow associated with these instruments can be less than these amounts. For interest rate swaps, currency swaps, equity swaps, options and forward contracts, credit risk is limited to the amount that it would cost the Company to replace the contracts. Financial futures contracts and purchased listed option contracts have little credit risk since organized exchanges are the counterparties. The Company as a writer of option contracts has no credit risk since the counterparty has no performance obligation after it has paid a cash premium.

     The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures.

     The Company uses exchange-traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts which offset asset price changes resulting from changes in market interest rates until an investment is purchased or a product is sold.

     Margin payments are required to enter a futures contract and contract gains or losses are settled daily in cash. The contract amount of futures contracts represents the extent of the Company's involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

     At December 31, 2000 and 1999, the Company held financial futures contracts with notional amounts of $493 million and $255 million, respectively. These financial futures had no deferred gain or deferred loss in 2000, and a deferred gain of $1.8 million and a deferred loss of $.5 million in 1999. Total gains of $6.9 million from financial futures were deferred at December 31, 1999, relating to anticipated investment purchases and investment product sales, and are reported as other liabilities. There were no deferred amounts at December 31, 2000. At December 31, 2000 and 1999, the Company's futures contracts had no fair value because these contracts were marked to market and settled in cash daily.

     The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match assets and liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed notional principal amount. The Company also enters

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     into basis swaps in which both legs of the swap are floating with each based on a different index. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     At December 31, 2000 and 1999, the Company held interest rate swap contracts with notional amounts of $1,904 million and $1,498 million, respectively. The fair value of these financial instruments was $8.4 million (gain position) and $21.2 million (loss position) at December 31, 2000 and was $25.1 million (gain position) and $26.3 million (loss position) at December 31, 1999. The fair values were determined using the discounted cash flow method.

     The Company enters into currency swaps in connection with other financial instruments to provide greater risk diversification and better match assets purchased in U.S. Dollars with corresponding funding agreements issued in foreign currencies. Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, foreign currency for U.S. Dollars based upon interest amounts calculated by reference to an agreed notional principal amount. Generally, there is an exchange of foreign currency for U.S. Dollars at the outset of the contract based upon the prevailing foreign exchange rate. Swap agreements are not exchange-traded so they are subject to the risk of default by the counterparty.

     At December 31, 2000 and 1999, the Company held currency swap contracts with notional amounts of $974.0 million and $732.7 million, respectively. The fair value of these financial instruments was $1.0 million (gain position) and $144.3 million (loss position) at December 31, 2000, respectively, and $59.0 million (loss position) at December 31, 1999. The fair values were determined using the discounted cash flow method.

     At December 31, 2000 and 1999, the Company held interest rate, currency and equity swap contracts with affiliate counterparties with a notional amount of $168.7 million and $207.5 million, respectively, and a fair value of $8.3 million (gain position) and $22.6 million (loss position), respectively.

     The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

     At December 31, 2000 and 1999, the Company held equity options with notional amounts of $462.3 million and $275.4 million, respectively. The fair value of these financial instruments was $14.4 million (gain position) and $32.6 million (gain position) at December 31, 2000 and 1999, respectively. The fair value of these contracts represents the estimated replacement cost as quoted by independent third party brokers.

     The off-balance sheet risks of interest rate options, equity swaps and forward contracts were not significant at December 31, 2000 and 1999.

     The off-balance sheet risk of derivative instruments held for trading purposes was not significant at December 31, 2000 and 1999.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Financial Instruments with Off-Balance Sheet Risk
     -------------------------------------------------
     In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships. The off-balance sheet risk of these financial instruments was not significant at December 31, 2000 and 1999. The Company had unfunded commitments to partnerships with a value of $491.2 million and $459.8 million at December 31, 2000 and 1999, respectively.

     Fair Value of Certain Financial Instruments
     -------------------------------------------
     The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by Statement of Financial Accounting Standards No. 107, "Disclosure about Fair Value of Financial Instruments", and therefore are not included in the amounts discussed.

     At December 31, 2000 and 1999, investments in fixed maturities had a carrying value and a fair value of $26.8 billion and $23.9 billion, respectively. See Notes 1 and 4.

     At December 31, 2000, mortgage loans had a carrying value of $2.2 billion and a fair value of $2.2 billion and in 1999 had a carrying value of $2.3 billion and a fair value of $2.3 billion. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

     Citigroup Preferred Stock, included in other invested assets, had a carrying value and fair value of $987 million at December 31, 2000 and 1999.

     At December 31, 2000, contractholder funds with defined maturities had a carrying value of $6.8 billion and a fair value of $6.7 billion, compared with a carrying value and a fair value of $5.0 billion and $4.7 billion at December 31, 1999. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 2000, compared with a carrying value of $10.1 billion and a fair value of $9.9 billion at December 31, 1999. These contracts generally are valued at surrender value.

     The carrying values of $588 million and $228 million of financial instruments classified as other assets approximated their fair values at December 31, 2000 and 1999, respectively. The carrying values of $2.4 billion and $1.4 billion of financial instruments classified as other liabilities also approximated their fair values at December 31, 2000 and 1999, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

     The assets of separate accounts providing a guaranteed return had a carrying value and a fair value of $376 million at December 31, 2000, compared with a carrying value and a fair value of $251 million at December 31, 1999. The liabilities of separate accounts providing a guaranteed return had a carrying value and a fair value of $376 million at December 31, 2000, compared with a carrying value and a fair value of $251 million at December 31, 1999.

     The carrying values of cash, trading securities and trading securities sold not yet purchased are carried at fair value. The carrying values of short-term securities and investment income accrued approximated their fair values.

     The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


13.  COMMITMENTS AND CONTINGENCIES

     Financial Instruments with Off-Balance Sheet Risk
     -------------------------------------------------
     See Note 12 for a discussion of financial instruments with off-balance sheet risk.

     Litigation
     ----------

     In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

     The Company is also a defendant or co-defendant in various other litigation matters in the normal course of business. Although there can be no assurances, as of December 31, 2000, the Company believes, based on information currently available, that the ultimate resolution of these legal proceedings would not be likely to have a material adverse effect on its results of operations, financial condition or liquidity.


14.  RELATED PARTY TRANSACTIONS

     The principal banking functions, including payment of salaries and expenses, for certain subsidiaries and affiliates of TIGI are handled by two companies. The Company handles banking functions for the life and annuity operations of Travelers Life & Annuity and some of its non-insurance affiliates. The Travelers Indemnity Company handles banking functions for the property-casualty operations, including most of its property-casualty insurance and non-insurance affiliates. Settlements between companies are made at least monthly. The Company provides various employee benefits coverages to employees of certain subsidiaries of TIGI. The premiums for these coverages were charged in accordance with cost allocation procedures based upon salaries or census. In addition, investment advisory and management services, data processing services and claims processing services are shared with affiliated companies. Charges for these services are shared by the companies on cost allocation methods based generally on estimated usage by department.

     The Company maintains a short-term investment pool in which its insurance affiliates participate. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2000 and 1999, the pool totaled approximately $4.4 billion and $2.6 billion, respectively. The Company's share of the pool amounted to $1.8 billion and $1.0 billion at December 31, 2000 and 1999, respectively, and is included in short-term securities in the consolidated balance sheet.

     The Company markets deferred annuity products and life and health insurance through its affiliate, Salomon Smith Barney (SSB). Premiums and deposits related to these products were $1.9 billion, $1.4 billion, and $1.3 billion in 2000, 1999 and 1998, respectively.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     The Company also markets individual annuity and life and health insurance through CitiStreet Retirement Services, LLC (formerly The Copeland Companies) a division of CitiStreet a joint venture between Citigroup and State Street Bank. Deposits received from CitiStreet Retirement Services, LLC were $1.8 billion, $1.6 billion and $1.3 billion in 2000, 1999 and 1998, respectively.

     During 1998, the Company began distributing individual annuity products through an affiliate Citibank, NA, (Citibank). Deposits received from Citibank were $392 million in 2000 and were insignificant in 1999 and 1998.

     At December 31, 2000 and 1999 the Company had outstanding loaned securities to SSB for $234.1 million and $123.0 million, respectively.

     Included in other invested assets is a $987 million investment in Citigroup preferred stock at December 31, 2000 and 1999, carried at cost. Dividends received on this investment were $32 million in 2000 and $32 million in 1999.

     The Company sells structured settlement annuities to the insurance subsidiaries of TPC in connection with the settlement of certain policyholder obligations. Such premiums and deposits were $191 million, $156 million, and $104 million for 2000, 1999 and 1998, respectively. Reserves and contractholder funds related to these annuities amounted to $811 million and $798 million in 2000 and 1999, respectively.

     In the ordinary course of business, the Company purchases and sells securities through affiliated broker-dealers. These transactions are conducted on an arm's length basis.

     Primerica Life has entered into a General Agency Agreement with Primerica Financial Services, Inc. (Primerica), that provides that Primerica will be Primerica Life's general agent for marketing all insurance of Primerica Life. In consideration of such services, Primerica Life agreed to pay Primerica marketing fees of no less than $10 million based upon U.S. gross direct premiums received by Primerica Life. In each of 2000, 1999, and 1998 the fees paid by Primerica Life were $12.5 million.

     In 1998 Primerica became a distributor of products for Travelers Life & Annuity. Primerica sold $1.03 billion, $903 million and $256 million of individual annuities in 2000, 1999 and 1998, respectively.

     The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and key employees. To further encourage employee stock ownership, during 1997 Citigroup introduced the WealthBuilder stock option program. Under this program, all employees meeting certain requirements have been granted Citigroup stock options. During 2000, Citigroup introduced the Citigroup 2000 Stock Purchase Plan, which allowed eligible employees of Citigroup including the Company's employees to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. Enrolled employees are permitted to make one purchase prior to the expiration date.

     The Company also participates in the Citigroup Capital Accumulation Plan. Participating officers and other key employees receive a restricted stock award in the form of Citigroup common stock. These restricted stock awards generally vest after a three-year period and, except under limited circumstances, the stock can not be sold or transferred during the restriction period by the participant, who is required to render service to the Company during the restricted period.

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


     Unearned compensation expense associated with the Citigroup restricted common stock grants, which represents the market value of Citigroup's common stock at the date of grant is included with other assets in the Consolidated Balance Sheet and is recognized as a charge to income ratably over the vesting period. The Company's charge to income was insignificant during 2000, 1999 and 1998.

     The Company applies Accounting Principles Board Opinion No. 25 (APB 25) and related interpretations in accounting for stock options. Since stock options under the Citigroup plans are issued at fair market value on the date of award, no compensation cost has been recognized for these awards. FAS 123 provides an alternative to APB 25 whereby fair values may be ascribed to options using a valuation model and amortized to compensation cost over the vesting period of the options.

     Had the Company applied FAS 123 in accounting for Citigroup stock options, net income would have been the pro forma amounts indicated below:

------------------------------------------------------------------------------------------------------------------------------------
       YEAR ENDED DECEMBER 31,                                    2000             1999             1998
       ($ in millions)
------------------------------------------------------------------------------------------------------------------------------------

       Net income, as reported                                    $1,103           $1,047           $902
       FAS 123 pro forma adjustments, after tax                      (19)             (16)           (13)
------------------------------------------------------------------------------------------------------------------------------------
       Net income, pro forma                                      $1,084           $1,031           $889
------------------------------------------------------------------------------------------------------------------------------------

       The assumptions used in applying FAS 123 to account for Citigroup stock options were as follows:

------------------------------------------------------------------------------------------------------------------------------------
       YEAR ENDED DECEMBER 31,                                    2000             1999             1998
------------------------------------------------------------------------------------------------------------------------------------
       Expected volatility of Citigroup Stock                        41.5%        44.1%              37.1%
       Risk-free interest rate                                       6.23%        5.29%              5.83%
------------------------------------------------------------------------------------------------------------------------------------
       Expected annual dividend per Citigroup share                 $0.78        $0.47               $0.32
------------------------------------------------------------------------------------------------------------------------------------
       Expected annual forfeiture rate                                  5%           5%                  5%
------------------------------------------------------------------------------------------------------------------------------------

                THE TRAVELERS INSURANCE COMPANY AND SUBSIDIARIES
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                                   (CONTINUED)


15.  RECONCILIATION OF NET INCOME TO NET CASH PROVIDED BY OPERATING ACTIVITIES

     The following table reconciles net income to net cash provided by operating activities:

------------------------------------------------------------------------------------------------------------------------------------
        FOR THE YEAR ENDED DECEMBER 31,                                              2000            1999           1998
        ($ in millions)
------------------------------------------------------------------------------------------------------------------------------------

        Net Income From Continuing Operations                                      $1,103         $1,047           $902
             Adjustments to reconcile net income to net cash provided by operating activities:
                 Realized (gains) losses                                               77          (113)           (149)
                 Deferred federal income taxes                                         89           136              39
                 Amortization of deferred policy acquisition costs                    347           315             275
                 Additions to deferred policy acquisition costs                      (648)         (686)           (566)
                 Investment income                                                   (384)         (221)           (202)
                 Premium balances                                                      20           (13)             36
                 Insurance reserves and accrued expenses                              559           411             335
                 Other                                                                 77            99             205
------------------------------------------------------------------------------------------------------------------------------------
                 Net cash provided by operations                                   $1,240          $975            $875
------------------------------------------------------------------------------------------------------------------------------------

16.  NON-CASH INVESTING AND FINANCING ACTIVITIES

     Significant non-cash investing and financing activities include the acquisition of real estate through foreclosures of mortgage loans amounting to $205 million in 1999 and the conversion of Citigroup common stock into Citigroup preferred stock valued at $987 million in 1998.

                                   GOLD TRACK
                                GOLD TRACK SELECT



                       STATEMENT OF ADDITIONAL INFORMATION

                   SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES





                         Group Variable Annuity Contract
                                    issued by





                         The Travelers Insurance Company
                                One Tower Square
                           Hartford, Connecticut 06183





















L-12549S                                                                May 2001

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) The financial statements of the Registrant and the Report of Independent Accountants thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

        Statement of Assets and Liabilities as of December 31, 2000 Statement of Operations for the year ended December 31, 2000 Statement of Changes in Net Assets for the years ended December 31, 2000 and 1999
        Statement of Investments as of December 31, 2000
        Notes to Financial Statements

    The consolidated financial statements of The Travelers Insurance Company and subsidiaries and the report of Independent Accountants, are contained in the Statement of Additional Information. The consolidated financial statements of The Travelers Insurance Company and subsidiaries include:

        Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998 Consolidated Balance Sheets as of December 31, 2000 and 1999 Consolidated Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2000, 1999 and 1998 Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999 and 1998 Notes to Consolidated Financial Statements


(b)   Exhibits

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration statement on Form N-4, filed January 11, 1996.)

2.    Exempt.

3(a). Distribution and Principal Underwriting Agreement among the Registrant,
      The Travelers Insurance Company and Travelers Distribution LLC (Incorporated herein by reference to Exhibit 3(a) to Post Effective Amendment No. 4 to the Registration Statement on Form N-4, File No. 333-58783 filed February 26, 2001.)

3(b). Selling Agreement.  (Incorporated herein by reference to Exhibit 3(b) to
      Post-Effective Amendment No. 4 the Registration Statement on Form N-4, File No. 333-27689 filed April 6, 2001.)

4.    Variable Annuity Contract(s).  (Incorporated herein by reference to
      Exhibit 4 to the Registration Statement on Form N-4, filed August 27,
      1996.)

5.    None.

6(a). Charter of The Travelers Insurance Company, as amended on October 19,
      1994. (Incorporated herein by reference to Exhibit 3(a)(i) to Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

6(b). By-Laws of The Travelers Insurance Company, as amended on October 20,
      1994. (Incorporated herein by reference to Exhibit 3(b)(i) to the Registration Statement on Form S-2, File No. 33-58677, filed via Edgar on April 18, 1995.)

7.    None.

8. Participation Agreements. (Incorporated herein by reference to Exhibit 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 333-96521 filed May 24, 2000.)

9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 9 to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 filed April 30, 1997.)

10.   Consent of KPMG LLP, Independent Certified Public Accountants.

11.   Not Applicable.
12.   None

13. Schedule for computation of each performance quotation - Standardized and Non-Standardized. (Incorporated herein be reference to Exhibit No. 13 to the Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, filed April 30, 1997.)

15. Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for George C. Kokulis, Katherine M. Sullivan and Glenn D. Lammey. (Incorporated herein by reference to Exhibit 15(b) to the Registration Statement on Form S-6, filed April12, 2000.)

      Powers of Attorney authorizing Ernest J. Wright or Kathleen A. McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus and William H. Hogan filed herewith.


Item 25.  Directors and Officers of the Depositor


Name and Principal                 Positions and Offices
Business Address                   with Insurance Company

George C. Kokulis*                 Director, President and Chief Executive Officer
Glenn D. Lammey*                   Director, Executive Vice President, Chief
                                    Financial Officer, Chief Accounting Officer
                                    and Controller
Mary Jean Thornton*                Executive Vice President and Chief Information
                                    Officer
Stuart Baritz***                   Senior Vice President
William H. Heyman**                Senior Vice President
William R. Hogan*                  Director, Senior Vice President
Marla Berman Lewitus*              Director, Senior Vice President and General
                                   Counsel
Brendan Lynch*                     Senior Vice President
Warren H. May*                     Senior Vice President
Kathleen Preston*                  Senior Vice President
Robert J. Price**                  Senior Vice President
David A. Tyson*                    Senior Vice President
F. Denney Voss**                   Senior Vice President
David A. Golino*                   Vice President
Donald R. Munson, Jr.*             Vice President
Tim W. Still*                      Vice President

Anthony Cocolla*                   Second Vice President
Linn K. Richardson*                Second Vice President and Actuary
Paul Weissman*                     Second Vice President and Actuary
Ernest J. Wright*                  Vice President and Secretary
Kathleen A. McGah*                 Assistant Secretary and
          Deputy General Counsel


Principal Business Address:
*    The Travelers Insurance Company           **  Citigroup Inc.
     One Tower Square                              399 Park Avenue
     Hartford, CT  06183                           New York, N.Y. 10048

***  Travelers Portfolio Group
     1345 Avenue of the Americas
     New York, NY 10105



Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

      Incorporated herein by reference to Exhibit 16 to Post-Effective Amendment No.4 to the Registration Statement on Form N-4, File No. 333-27689, filed April 6, 2001.


Item 27.  Number of Contract Owners

As of February 28, 2001, 77,008 contract owners held qualified and non-qualified contracts offered by the Registrant.


Item 28.  Indemnification

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

Citigroup Inc. also provides liability insurance for its directors and officers and the directors and officers of its subsidiaries, including the Registrant. This insurance provides for coverage against loss from claims made against directors and officers in their capacity as such, including, subject to certain exceptions, liabilities under the federal securities laws.

Rule 484 Undertaking

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriter

(a)       Travelers Distribution LLC
          One Tower Square
          Hartford, CT 06183

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The The Travelers Fund BD III for Variable Annuities, Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account.

(b) The information required by this Item 29 with respect to each director and officer of Travelers Distribution LLC is incorporated by reference to Schedule A of Form BD filed by Travelers Distribution LLC pursuant to the Securities and Exchange Act of 1934 (File No. 8-50244).

(c)   Not Applicable

Item 30.  Location of Accounts and Records

      The Travelers Insurance Company
      One Tower Square
      Hartford, Connecticut  06183

Item 31.  Management Services

      Not applicable.


Item 32.  Undertakings

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(d) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this post-effective amendment to this registration statement and has duly caused this post-effective amendment to this registration statement to be signed on its behalf in the City of Hartford, State of Connecticut, on th 10th day of April 2001.


             THE TRAVELERS SEPARATE ACCOUNT QP FOR VARIABLE ANNUITIES
                                  (Registrant)

                         THE TRAVELERS INSURANCE COMPANY
                                   (Depositor)



                                  By:*GLENN D. LAMMEY
                                     ------------------------------
                                     Glenn D. Lammey, Chief Financial Officer,
                                      Chief Accounting Officer and  Controller


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 10th day of April 2001.


*GEORGE C. KOKULIS                  Director, President and Chief Executive
-----------------------------         (Principal Executive Officer)
Officer  (George C. Kokulis)


*GLENN D. LAMMEY                    Director, Chief Financial Officer,
-----------------------------         Chief Accounting Officer and Controller
  (Glenn D. Lammey)                   (Principal Financial Officer)



*MARLA BERMAN LEWITUS               Director
-----------------------------
  (Marla Berman Lewitus)


*WILLIAM R. HOGAN                   Director
-----------------------------
  (William R. Hogan)



*By:      /s/Ernest J. Wright, Attorney-in-Fact

                                  EXHIBIT INDEX

Exhibit
No.      Description                                                        Method of Filing
-------- -----------                                                       -----------------

10.      Consent of KPMG LLP, Independent Certified                          Electronically
         Public Accountants.

15.      Powers of Attorney authorizing Ernest J. Wright or Kathleen A.      Electronically
         McGah as signatory for Glenn D. Lammey, Marla Berman Lewitus
         And William R. Hogan.